Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Basic Materials — 1.9%
90,218	ATI, Inc. *	5,002,588
42,800	Chemours Co.	965,996
15,500	Eastman Chemical Co.	1,518,535
210,497	Element Solutions, Inc.	5,708,679
20,900	Ingevity Corp. *	913,539
39,900	Koppers Holdings, Inc.	1,475,901
48,900	Mosaic Co.	1,413,210
23,338	Quaker Chemical Corp.	3,960,459
8,700	Reliance, Inc.	2,484,720
42,083	RPM International, Inc.	4,531,497
28,500	Steel Dynamics, Inc.	3,690,750
		31,665,874
	Communications — 2.2%
47,900	AMC Networks, Inc. Class A*	462,714
48,000	Cargurus, Inc. *	1,257,600
62,836	Ciena Corp. *	3,027,438
45,320	ePlus, Inc. *	3,339,178
19,500	Expedia Group, Inc. *	2,456,805
22,058	F5, Inc. *	3,799,049
59,500	Fox Corp. Class A	2,045,015
73,100	Gen Digital, Inc.	1,826,038
20,100	Nexstar Media Group, Inc.	3,336,801
9,700	Preformed Line Products Co.	1,208,038
48,030	Roku, Inc. *	2,878,438
92,100	TEGNA, Inc.	1,283,874
119,719	TripAdvisor, Inc. *	2,132,195
21,553	Wix.com Ltd. *	3,428,436
114,030	Yelp, Inc. *	4,213,409
		36,695,028
	Consumer, Cyclical — 15.4%
31,033	Advance Auto Parts, Inc.	1,965,320
51,700	Allison Transmission Holdings, Inc.	3,924,030
25,100	Autoliv, Inc.	2,685,449
7,900	AutoNation, Inc. *	1,259,102
39,041	Birkenstock Holding PLC *	2,124,221
270,208	BJ's Wholesale Club Holdings, Inc. *	23,735,071
89,400	Bloomin' Brands, Inc.	1,719,162
61,100	BorgWarner, Inc.	1,969,864
20,800	Brunswick Corp.	1,513,616
19,211	Burlington Stores, Inc. *	4,610,640
32,500	Capri Holdings Ltd. *	1,075,100
38,466	Carter's, Inc.	2,383,738
12,854	Casey's General Stores, Inc.	4,904,572
17,165	Cavco Industries, Inc. *	5,942,008
52,287	Churchill Downs, Inc.	7,299,265
32,076	Columbia Sportswear Co.	2,536,570
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
12,100	Crocs, Inc. *	1,765,874
9,200	Dick's Sporting Goods, Inc.	1,976,620
37,492	Dorman Products, Inc. *	3,429,768
38,029	Five Below, Inc. *	4,144,020
32,913	Freshpet, Inc. *	4,258,613
101,984	GCI Liberty, Inc. *(a)(b)	—
23,500	Genesco, Inc. *	607,710
123,041	Gentex Corp.	4,147,712
42,496	Gentherm, Inc. *	2,095,903
33,600	GMS, Inc. *	2,708,496
102,000	Goodyear Tire & Rubber Co. *	1,157,700
20,319	Group 1 Automotive, Inc.	6,040,432
56,889	Guess?, Inc.	1,160,536
54,700	Harley-Davidson, Inc.	1,834,638
47,600	Haverty Furniture Cos., Inc.	1,203,804
14,500	Jack in the Box, Inc. (c)	738,630
26,900	Kohl's Corp.	618,431
61,300	La-Z-Boy, Inc.	2,285,264
22,433	LGI Homes, Inc. *	2,007,529
53,240	Light & Wonder, Inc. *	5,583,811
19,012	Lithia Motors, Inc.	4,799,579
207,670	LKQ Corp.	8,636,995
44,170	M/I Homes, Inc. *	5,394,924
94,700	Macy's, Inc.	1,818,240
86,200	Mattel, Inc. *	1,401,612
96,500	MillerKnoll, Inc.	2,556,285
40,100	Movado Group, Inc.	996,886
13,027	MSC Industrial Direct Co., Inc. Class A	1,033,171
18,475	Murphy USA, Inc.	8,673,274
39,500	ODP Corp. *	1,551,165
90,900	On Holding AG Class A*(c)	3,526,920
196,765	OPENLANE, Inc. *	3,264,331
58,491	Papa John's International, Inc. (c)	2,747,907
13,580	Phinia, Inc.	534,509
80,181	Polaris, Inc.	6,278,974
43,500	PulteGroup, Inc.	4,789,350
25,100	PVH Corp.	2,657,337
78,963	Red Rock Resorts, Inc. Class A	4,337,438
81,900	Sally Beauty Holdings, Inc. *	878,787
36,400	ScanSource, Inc. *	1,612,884
50,447	SiteOne Landscape Supply, Inc. *	6,124,770
64,988	Skechers USA, Inc. Class A*	4,491,971
140,770	Tapestry, Inc.	6,023,548
108,341	Texas Roadhouse, Inc.	18,603,233
32,400	Toll Brothers, Inc.	3,731,832
131,907	Tri Pointe Homes, Inc. *	4,913,536
46,084	UniFirst Corp.	7,904,789
33,800	United Airlines Holdings, Inc. *	1,644,708
11,707	Vail Resorts, Inc.	2,108,782

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
71,800	Wabash National Corp.	1,568,112
25,603	WESCO International, Inc.	4,058,588
17,700	Whirlpool Corp.	1,808,940
4,900	Williams-Sonoma, Inc.	1,383,613
11,250	Wingstop, Inc.	4,754,925
19,100	Winnebago Industries, Inc.	1,035,220
		255,060,354
	Consumer, Non-cyclical — 23.1%
59,400	ABM Industries, Inc.	3,003,858
90,182	Acadia Healthcare Co., Inc. *	6,090,892
157,500	ACCO Brands Corp.	740,250
119,000	Albertsons Cos., Inc. Class A	2,350,250
551,615	Alight, Inc. Class A*	4,070,919
122,720	API Group Corp. *	4,617,954
99,267	Ascendis Pharma AS ADR*	13,538,033
199,070	Avantor, Inc. *	4,220,284
32,647	Avery Dennison Corp.	7,138,267
65,038	Azenta, Inc. *	3,422,300
133,315	Bausch & Lomb Corp. *(c)	1,935,734
65,000	Baxter International, Inc.	2,174,250
20,698	Bio-Rad Laboratories, Inc. Class A*	5,652,831
31,656	Booz Allen Hamilton Holding Corp.	4,871,858
117,649	Bright Horizons Family Solutions, Inc. *	12,950,802
27,900	Bunge Global SA	2,978,883
49,354	Cimpress PLC *	4,323,904
453,441	Clarivate PLC *(c)	2,580,079
52,900	Conagra Brands, Inc.	1,503,418
417,694	CoreCivic, Inc. *	5,421,668
5,000	Corpay, Inc. *	1,332,050
25,390	Cytokinetics, Inc. *	1,375,630
13,600	DaVita, Inc. *	1,884,552
60,000	Deluxe Corp.	1,347,600
394,128	Dun & Bradstreet Holdings, Inc.	3,649,625
185,576	Embecta Corp.	2,319,700
99,445	Envista Holdings Corp. *	1,653,770
21,075	Euronet Worldwide, Inc. *	2,181,263
92,464	EVERTEC, Inc.	3,074,428
124,400	Exelixis, Inc. *	2,795,268
207,720	Flywire Corp. *	3,404,531
14,020	FTI Consulting, Inc. *	3,021,731
20,626	Glaukos Corp. *	2,441,087
73,662	Globus Medical, Inc. Class A*	5,045,110
20,398	Grand Canyon Education, Inc. *	2,853,884
69,979	GXO Logistics, Inc. *	3,533,940
44,200	H&R Block, Inc.	2,396,966
80,409	Halozyme Therapeutics, Inc. *	4,210,215
53,838	HealthEquity, Inc. *	4,640,836
12,900	Henry Schein, Inc. *	826,890
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
40,700	Herbalife Ltd. *	422,873
68,455	Hologic, Inc. *	5,082,784
43,500	Incyte Corp. *	2,636,970
52,207	Ingles Markets, Inc. Class A	3,581,922
29,900	Ingredion, Inc.	3,429,530
78,440	Insmed, Inc. *	5,255,480
23,490	Insulet Corp. *	4,740,282
80,206	Integer Holdings Corp. *	9,287,053
101,838	Intra-Cellular Therapies, Inc. *	6,974,885
211,092	Ironwood Pharmaceuticals, Inc. *	1,376,320
69,691	Jazz Pharmaceuticals PLC *	7,438,120
22,068	Lancaster Colony Corp.	4,170,190
60,490	Lantheus Holdings, Inc. *	4,856,742
260,132	Laureate Education, Inc.	3,886,372
110,950	Legend Biotech Corp. ADR*	4,913,975
44,511	LivaNova PLC *	2,440,093
33,000	ManpowerGroup, Inc.	2,303,400
9,238	MarketAxess Holdings, Inc.	1,852,496
318,300	Marqeta, Inc. Class A*	1,744,284
45,270	Masimo Corp. *	5,701,304
5,560	Medpace Holdings, Inc. *	2,289,886
56,110	Merit Medical Systems, Inc. *	4,822,654
162,663	Molson Coors Beverage Co. Class B	8,268,160
45,737	Natera, Inc. *	4,952,860
96,246	Neurocrine Biosciences, Inc. *	13,250,187
190,687	Nomad Foods Ltd.	3,142,522
224,710	Option Care Health, Inc. *	6,224,467
113,900	Organon & Co.	2,357,730
106,843	Patterson Cos., Inc.	2,577,053
44,166	Paylocity Holding Corp. *	5,823,287
13,990	Penumbra, Inc. *	2,517,780
91,200	Perdoceo Education Corp.	1,953,504
132,788	Performance Food Group Co. *	8,778,615
22,800	Prestige Consumer Healthcare, Inc. *	1,569,780
68,964	PROCEPT BioRobotics Corp. *(c)	4,213,011
41,700	PROG Holdings, Inc.	1,446,156
71,200	Quanex Building Products Corp.	1,968,680
18,250	Repligen Corp. *	2,300,595
164,971	Rocket Pharmaceuticals, Inc. *	3,551,826
287,693	Roivant Sciences Ltd. *(c)	3,040,915
53,617	Select Medical Holdings Corp.	1,879,812
36,390	Shift4 Payments, Inc. Class A*(c)	2,669,207
90,965	Simply Good Foods Co. *	3,286,565
41,700	SpartanNash Co.	782,292
25,200	Sprouts Farmers Market, Inc. *	2,108,232
110,448	Tandem Diabetes Care, Inc. *	4,449,950
32,210	United Therapeutics Corp. *	10,260,495
14,100	Universal Health Services, Inc. Class B	2,607,513
61,200	Upbound Group, Inc.	1,878,840

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
95,419	Valvoline, Inc. *	4,122,101
59,990	Vaxcyte, Inc. *	4,529,845
63,057	Vericel Corp. *	2,893,055
69,586	Viad Corp. *	2,365,924
198,700	Viatris, Inc.	2,112,181
22,730	Viking Therapeutics, Inc. *	1,204,917
61,495	WEX, Inc. *	10,893,224
236,169	WillScot Mobile Mini Holdings Corp. *	8,889,401
		381,653,807
	Energy — 5.3%
37,200	APA Corp.	1,095,168
53,211	California Resources Corp.	2,831,889
158,027	ChampionX Corp.	5,248,077
29,688	Chord Energy Corp.	4,978,084
118,300	CNX Resources Corp. *	2,874,690
141,940	Delek U.S. Holdings, Inc.	3,514,434
63,200	Helmerich & Payne, Inc.	2,284,048
124,288	HF Sinclair Corp.	6,629,522
57,700	Liberty Energy, Inc.	1,205,353
282,182	Magnolia Oil & Gas Corp. Class A	7,150,492
206,700	Marathon Oil Corp.	5,926,089
109,904	Matador Resources Co.	6,550,278
188,149	NOV, Inc.	3,576,712
212,453	Ovintiv, Inc.	9,957,672
64,200	PBF Energy, Inc. Class A	2,954,484
886,717	Permian Resources Corp.	14,320,480
78,986	SM Energy Co.	3,414,565
10,298	Vitesse Energy, Inc.	244,063
37,135	Warrior Met Coal, Inc.	2,330,964
		87,087,064
	Financial — 16.6%
50,414	Agree Realty Corp. REIT	3,122,643
40,400	Ally Financial, Inc.	1,602,668
81,800	American Assets Trust, Inc. REIT	1,830,684
44,750	Annaly Capital Management, Inc. REIT	852,935
82,800	Apple Hospitality REIT, Inc. REIT	1,203,912
104,300	ARES Capital Corp.	2,173,612
97,500	Associated Banc-Corp.	2,062,125
93,651	Atlantic Union Bankshares Corp.	3,076,435
110,352	Axis Capital Holdings Ltd.	7,796,369
58,651	Axos Financial, Inc. *	3,351,905
35,400	Bank of NT Butterfield & Son Ltd.	1,243,248
145,100	Blue Owl Capital Corp. (c)	2,228,736
369,263	Blue Owl Capital, Inc.	6,554,418
177,700	Brandywine Realty Trust REIT	796,096
80,900	Brixmor Property Group, Inc. REIT	1,867,981
6,897	C&F Financial Corp.	332,435
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
310,878	Cannae Holdings, Inc. (c)	5,639,327
31,000	Cathay General Bancorp	1,169,320
33,100	Chimera Investment Corp. REIT	423,680
84,200	Citizens Financial Group, Inc.	3,033,726
154,000	City Office REIT, Inc. REIT	766,920
68,994	CNA Financial Corp.	3,178,554
157,800	CNO Financial Group, Inc.	4,374,216
36,200	Comerica, Inc.	1,847,648
24,425	East West Bancorp, Inc.	1,788,643
200,133	Easterly Government Properties, Inc. REIT	2,475,645
20,197	EastGroup Properties, Inc. REIT	3,435,510
37,300	Employers Holdings, Inc.	1,590,099
71,700	EPR Properties REIT	3,009,966
29,500	Equitable Holdings, Inc.	1,205,370
31,600	Essent Group Ltd.	1,775,604
39,776	Federated Hermes, Inc.	1,307,835
29,900	Fidelity National Financial, Inc.	1,477,658
34,900	Fifth Third Bancorp	1,273,501
35,500	Financial Institutions, Inc.	685,860
90,100	First BanCorp	1,647,929
78,400	First Busey Corp.	1,898,064
89,100	First Commonwealth Financial Corp.	1,230,471
281,700	First Horizon Corp.	4,442,409
99,400	FNB Corp.	1,359,792
209,166	Franklin Street Properties Corp. REIT	320,024
144,188	FS KKR Capital Corp. (c)	2,844,829
29,510	FTAI Aviation Ltd.	3,046,317
827,755	Genworth Financial, Inc. Class A*	4,999,640
62,402	Glacier Bancorp, Inc.	2,328,843
43,555	Hamilton Lane, Inc. Class A	5,382,527
28,700	Hancock Whitney Corp.	1,372,721
79,956	Hanmi Financial Corp.	1,336,864
83,634	Healthpeak Properties, Inc. REIT	1,639,226
32,800	Heritage Insurance Holdings, Inc. *	232,224
75,500	Highwoods Properties, Inc. REIT	1,983,385
113,600	Hope Bancorp, Inc.	1,220,064
86,500	Horizon Bancorp, Inc.	1,070,005
197,400	Host Hotels & Resorts, Inc. REIT	3,549,252
85,700	Independent Bank Corp.	2,313,900
64,000	Industrial Logistics Properties Trust REIT	235,520
84,090	Jefferies Financial Group, Inc.	4,184,318
257,104	KeyCorp	3,653,448
44,400	Kilroy Realty Corp. REIT	1,383,948
20,008	Kinsale Capital Group, Inc.	7,708,682
71,600	Kite Realty Group Trust REIT	1,602,408
37,700	Lincoln National Corp.	1,172,470
24,433	LPL Financial Holdings, Inc.	6,824,137
11,891	McGrath RentCorp	1,266,986
176,200	MGIC Investment Corp.	3,797,110

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
58,519	National Storage Affiliates Trust REIT	2,412,153
139,500	Navient Corp.	2,031,120
199,800	New Mountain Finance Corp.	2,445,552
131,848	Newmark Group, Inc. Class A	1,348,805
81,303	NMI Holdings, Inc. Class A*	2,767,554
57,200	Oaktree Specialty Lending Corp. (c)	1,075,932
81,808	OceanFirst Financial Corp.	1,299,929
15,377	Office Properties Income Trust REIT	31,369
49,911	OFG Bancorp	1,869,167
70,700	Old Republic International Corp.	2,184,630
35,700	Omega Healthcare Investors, Inc. REIT	1,222,725
26,400	OneMain Holdings, Inc.	1,280,136
354,616	P10, Inc. Class A(c)	3,007,144
195,700	Piedmont Office Realty Trust, Inc. REIT Class A	1,418,825
62,793	Pinnacle Financial Partners, Inc.	5,025,952
29,809	Piper Sandler Cos.	6,861,138
25,500	Popular, Inc.	2,254,965
13,686	Preferred Bank	1,033,156
177,142	Radian Group, Inc.	5,509,116
72,100	Regions Financial Corp.	1,444,884
30,824	Reinsurance Group of America, Inc.	6,327,243
97,100	Sabra Health Care REIT, Inc. REIT	1,495,340
33,500	Sandy Spring Bancorp, Inc.	816,060
21,804	Selective Insurance Group, Inc.	2,045,869
153,100	Service Properties Trust REIT	786,934
100,711	StepStone Group, Inc. Class A	4,621,628
47,321	Stifel Financial Corp.	3,982,062
73,669	Sun Communities, Inc. REIT	8,865,328
56,200	Synchrony Financial	2,652,078
31,600	Tanger, Inc. REIT	856,676
35,327	Tradeweb Markets, Inc. Class A	3,744,662
172,600	Uniti Group, Inc. REIT	503,992
20,100	Universal Insurance Holdings, Inc.	377,076
77,500	Unum Group	3,961,025
127,700	Valley National Bancorp	891,346
58,500	Veritex Holdings, Inc.	1,233,765
48,700	Victory Capital Holdings, Inc. Class A	2,324,451
83,089	Voya Financial, Inc.	5,911,782
129,900	Western Union Co.	1,587,378
5,973	White Mountains Insurance Group Ltd.	10,855,629
42,141	Wintrust Financial Corp.	4,153,417
54,300	Zions Bancorp NA	2,354,991
		273,475,781
	Government — 0.1%
58,816	Banco Latinoamericano de Comercio Exterior SA	1,745,070
	Industrial — 19.3%
10,900	Acuity Brands, Inc.	2,631,696
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
39,340	Advanced Energy Industries, Inc.	4,278,618
44,200	AGCO Corp.	4,326,296
371,766	Air Transport Services Group, Inc. *	5,156,394
42,100	Apogee Enterprises, Inc.	2,645,353
18,877	AptarGroup, Inc.	2,658,070
11,500	ArcBest Corp.	1,231,420
34,633	Argan, Inc.	2,533,750
38,855	Armstrong World Industries, Inc.	4,399,940
42,575	Arrow Electronics, Inc. *	5,141,357
111,864	Atkore, Inc.	15,093,810
47,644	Axon Enterprise, Inc. *	14,018,771
170,032	AZEK Co., Inc. *	7,163,448
78,600	Berry Global Group, Inc.	4,625,610
21,600	Boise Cascade Co.	2,575,152
11,438	Brady Corp. Class A	755,137
21,000	Builders FirstSource, Inc. *	2,906,610
48,337	BWX Technologies, Inc.	4,592,015
20,430	Chart Industries, Inc. *(c)	2,948,866
352,000	CNH Industrial NV	3,565,760
109,425	Cognex Corp.	5,116,713
45,394	Coherent Corp. *	3,289,249
85,657	Columbus McKinnon Corp.	2,958,593
46,567	Comfort Systems USA, Inc.	14,161,956
17,700	Covenant Logistics Group, Inc.	872,433
23,615	Eagle Materials, Inc.	5,135,318
37,925	Exponent, Inc.	3,607,426
63,365	Federal Signal Corp.	5,301,750
284,940	Flex Ltd. *	8,402,881
373,580	Gates Industrial Corp. PLC *	5,906,300
26,127	Generac Holdings, Inc. *	3,454,512
49,485	Gibraltar Industries, Inc. *	3,392,197
21,300	Greif, Inc. Class A	1,224,111
22,500	Griffon Corp.	1,436,850
16,890	HEICO Corp.	3,776,773
97,669	Hexcel Corp.	6,099,429
17,258	Hubbell, Inc.	6,307,454
8,300	Huntington Ingalls Industries, Inc.	2,044,539
50,377	IDEX Corp.	10,135,852
67,793	ITT, Inc.	8,757,500
36,000	Jabil, Inc.	3,916,440
56,827	Knife River Corp. *	3,985,846
34,638	Lincoln Electric Holdings, Inc.	6,534,112
26,456	Loar Holdings, Inc. *	1,413,015
81,965	MDU Resources Group, Inc.	2,057,322
3,527	Middleby Corp. *	432,445
14,700	Mohawk Industries, Inc. *	1,669,773
6,200	Moog, Inc. Class A	1,037,260
73,000	Mueller Industries, Inc.	4,156,620
22,438	Nordson Corp.	5,204,270

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
64,000	O-I Glass, Inc. *	712,320
26,000	Oshkosh Corp.	2,813,200
20,500	Owens Corning	3,561,260
6,010	Plexus Corp. *	620,112
32,800	Primoris Services Corp.	1,636,392
32,539	RBC Bearings, Inc. *	8,778,371
23,660	Regal Rexnord Corp.	3,199,305
27,400	Ryder System, Inc.	3,394,312
40,300	Ryerson Holding Corp.	785,850
10,951	Saia, Inc. *	5,193,950
28,600	Sanmina Corp. *	1,894,750
103,812	Schneider National, Inc. Class B	2,508,098
12,830	Scorpio Tankers, Inc.	1,042,951
12,952	Simpson Manufacturing Co., Inc.	2,182,801
10,700	Snap-on, Inc.	2,796,873
144,993	Summit Materials, Inc. Class A*	5,308,194
81,152	TD SYNNEX Corp.	9,364,941
27,233	Tetra Tech, Inc.	5,568,604
66,700	Textron, Inc.	5,726,862
18,700	Timken Co.	1,498,431
39,469	Toro Co.	3,690,746
55,697	TriMas Corp.	1,423,615
68,007	Trimble, Inc. *	3,802,951
48,305	Universal Logistics Holdings, Inc.	1,960,700
50,430	Vertiv Holdings Co., Class A	4,365,725
47,000	Vishay Intertechnology, Inc.	1,048,100
149,641	Vontier Corp.	5,716,286
111,579	World Kinect Corp.	2,878,738
		318,511,450
	Technology — 10.6%
153,951	ACI Worldwide, Inc. *	6,094,920
91,299	Allegro MicroSystems, Inc. *	2,578,284
32,800	Amdocs Ltd.	2,588,576
76,900	Amkor Technology, Inc.	3,077,538
474,264	CCC Intelligent Solutions Holdings, Inc. *	5,269,073
177,955	Clearwater Analytics Holdings, Inc. Class A*	3,295,727
29,500	CSG Systems International, Inc.	1,214,515
48,756	CyberArk Software Ltd. *	13,330,866
42,080	Descartes Systems Group, Inc. *	4,075,027
76,400	Dropbox, Inc. Class A*	1,716,708
87,960	Dynatrace, Inc. *	3,935,330
47,651	Entegris, Inc.	6,451,945
87,306	Evolent Health, Inc. Class A*	1,669,291
47,369	Globant SA *	8,443,998
100,382	Informatica, Inc. Class A*	3,099,796
21,314	IPG Photonics Corp. *	1,798,689
60,474	KBR, Inc.	3,878,802
143,311	Kyndryl Holdings, Inc. *	3,770,512
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
85,259	MACOM Technology Solutions Holdings, Inc. *	9,503,821
25,172	Manhattan Associates, Inc. *	6,209,429
18,414	MKS Instruments, Inc.	2,404,500
23,380	Monday.com Ltd. *	5,628,969
13,670	MongoDB, Inc. *	3,416,953
21,700	NCR Atleos Corp. *	586,334
232,918	NCR Voyix Corp. *	2,876,537
23,526	Nova Ltd. *	5,517,553
58,300	Oddity Tech Ltd. Class A*(c)	2,288,858
49,563	Parsons Corp. *	4,054,749
43,500	Photronics, Inc. *	1,073,145
208,500	Playtika Holding Corp.	1,640,895
50,310	Power Integrations, Inc.	3,531,259
61,849	PowerSchool Holdings, Inc. Class A*	1,384,799
129,767	Privia Health Group, Inc. *	2,255,351
54,324	Procore Technologies, Inc. *	3,602,224
24,100	PTC, Inc. *	4,378,247
65,197	Pure Storage, Inc. Class A*	4,186,299
123,680	Samsara, Inc. Class A*	4,168,016
228,730	SentinelOne, Inc. Class A*	4,814,767
47,972	Silicon Laboratories, Inc. *	5,307,142
12,300	Skyworks Solutions, Inc.	1,310,934
107,300	SMART Global Holdings, Inc. *	2,453,951
9,835	Tyler Technologies, Inc. *	4,944,841
61,210	Veeco Instruments, Inc. *	2,859,119
35,394	Workiva, Inc. *	2,583,408
107,700	Xerox Holdings Corp.	1,251,474
12,965	Zebra Technologies Corp. Class A*	4,005,278
		174,528,449
	Utilities — 2.0%
35,992	IDACORP, Inc.	3,352,655
24,700	National Fuel Gas Co.	1,338,493
94,472	Northwestern Energy Group, Inc.	4,731,158
39,200	NRG Energy, Inc.	3,052,112
112,451	PNM Resources, Inc.	4,156,189
74,824	Portland General Electric Co.	3,235,390
62,638	Southwest Gas Holdings, Inc.	4,408,462
25,789	Talen Energy Corp. *	2,863,095
76,331	Vistra Corp.	6,562,939
		33,700,493
	TOTAL COMMON STOCKS (COST $1,370,228,842)	1,594,123,370

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.4%
	Mutual Fund - Securities Lending Collateral — 0.4%
6,362,594	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d)(e)	6,362,594
	TOTAL SHORT-TERM INVESTMENT (COST $6,362,594)	6,362,594
	TOTAL INVESTMENTS — 96.9% (Cost $1,376,591,436)	1,600,485,964
	Other Assets and Liabilities (net) — 3.1%	50,754,207
	NET ASSETS — 100.0%	$1,651,240,171

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(b)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $0 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2024 was $0.

(c)	All or a portion of this security is out on loan.
(d)	The rate disclosed is the 7-day net yield as of June 30, 2024.
(e)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
152	Russell 2000 E-mini Index	Sep 2024	$15,694,000	$106,774
51	S&P Mid 400 E-mini Index	Sep 2024	15,086,310	11,023
				$117,797

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.5
Futures Contracts	0.0*
Short-Term Investment	0.4
Other Assets and Liabilities (net)	3.1
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 84.1%
	Brazil — 4.9%
772,600	B3 SA - Brasil Bolsa Balcao	1,424,340
1,526,179	Banco Bradesco SA	3,074,642
533,600	Banco BTG Pactual SA	2,969,435
242,200	Banco do Brasil SA	1,164,681
217,900	BB Seguridade Participacoes SA	1,291,837
391,000	BRF SA*	1,595,832
124,600	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,681,762
4,089,850	Dexco SA	4,830,256
475,483	Itau Unibanco Holding SA, ADR	2,776,821
5,100	MercadoLibre, Inc.*	8,381,340
1,921,594	Raia Drogasil SA	8,884,144
704,700	TIM SA	2,014,715
416,000	TOTVS SA	2,279,052
1,513,700	WEG SA	11,497,628
		53,866,485
	Canada — 0.7%
61,680	Franco-Nevada Corp.	7,310,314
	Chile — 0.2%
195,360	Cia Cervecerias Unidas SA, ADR(a)	2,223,197
	China — 22.8%
85,100	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	152,842
25,324	3peak, Inc. Class A *	340,892
4,499,800	Agricultural Bank of China Ltd. Class H	1,925,011
89,000	Airtac International Group	2,710,479
695,491	Alibaba Group Holding Ltd.	6,280,210
58,600	Alibaba Group Holding Ltd., ADR	4,219,200
38,200	Anjoy Foods Group Co. Ltd. Class A	390,672
168,480	Anker Innovations Technology Co. Ltd. Class A	1,651,167
287,200	ANTA Sports Products Ltd.	2,758,921
17,600	APT Medical, Inc. Class A *	1,104,776
94,400	Asymchem Laboratories Tianjin Co. Ltd. Class H (a)	588,836
145,637	Autohome, Inc., ADR	3,997,736
80,120	Bafang Electric Suzhou Co. Ltd. Class A *	297,498
480,550	Baidu, Inc. Class A *	5,247,187
35,825	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	452,370
8,077	Beijing Kingsoft Office Software, Inc. Class A	252,891
57,200	Beijing Roborock Technology Co. Ltd. Class A	3,090,637
238,320	Beijing Tiantan Biological Products Corp. Ltd. Class A	800,298
38,600	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	595,199
2,925,600	China Construction Bank Corp. Class H	2,162,143
2,247,200	China International Capital Corp. Ltd. Class H (a)	2,501,238
167,537	China Jushi Co. Ltd. Class A	254,785
294,600	China Literature Ltd.*(a)	948,996
1,484,335	China Mengniu Dairy Co. Ltd.	2,661,666
1,301,500	China Merchants Bank Co. Ltd. Class H	5,909,544
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
2,242,000	China Oilfield Services Ltd. Class H	2,153,726
6,936,000	China Petroleum & Chemical Corp. Class H	4,495,243
670,000	China Power International Development Ltd.	347,555
868,000	China Resources Beer Holdings Co. Ltd.	2,918,385
88,200	China Resources Gas Group Ltd.	308,972
139,604	Contemporary Amperex Technology Co. Ltd. Class A	3,458,951
490,000	COSCO SHIPPING Holdings Co. Ltd. Class H	857,315
638,000	CSPC Pharmaceutical Group Ltd.	508,282
360,078	East Money Information Co. Ltd. Class A	523,314
424,000	ENN Energy Holdings Ltd.	3,494,685
147,200	Eoptolink Technology, Inc. Ltd. Class A *	2,138,295
142,002	Foshan Haitian Flavouring & Food Co. Ltd. Class A	673,655
168,400	Fuyao Glass Industry Group Co. Ltd. Class H	978,167
2,459,500	Great Wall Motor Co. Ltd. Class H (a)	3,792,861
152,000	Gree Electric Appliances, Inc. of Zhuhai Class A	820,451
227,900	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	441,306
862,200	Haier Smart Home Co. Ltd. Class H	2,882,319
266,000	Hangcha Group Co. Ltd. Class A	718,993
753,000	Hangzhou Robam Appliances Co. Ltd. Class A	2,290,282
678,300	Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	2,397,864
78,300	Henan Pinggao Electric Co. Ltd. Class A	209,596
439,106	Hisense Visual Technology Co. Ltd. Class A	1,495,102
42,200	Hithink RoyalFlush Information Network Co. Ltd. Class A	602,272
1,056,800	HLA Group Corp. Ltd. Class A	1,343,898
200,660	Hongfa Technology Co. Ltd. Class A	764,414
89,000	Huali Industrial Group Co. Ltd. Class A	745,336
582,864	Huaming Power Equipment Co. Ltd. Class A	1,784,036
330,754	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,443,454
188,500	Innovent Biologics, Inc.*	888,490
9,766	JD.com, Inc., ADR	252,353
277,750	JD.com, Inc. Class A	3,674,921
118,100	Jiangsu Hengli Hydraulic Co. Ltd. Class A	757,096
94,100	Jiangsu Yoke Technology Co. Ltd. Class A	814,725
347,800	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,799,778
445,475	Jiayou International Logistics Co. Ltd. Class A	1,084,558
310,000	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	704,812
67,015	KE Holdings, Inc., ADR	948,262
42,534	Kingsemi Co. Ltd. Class A *	520,988
91,600	Kingsoft Corp. Ltd.	264,567
111,000	Kuaishou Technology*	656,128
7,104	Kweichow Moutai Co. Ltd. Class A	1,434,664
53,700	Luxshare Precision Industry Co. Ltd. Class A *	290,522
349,600	Maoyan Entertainment*(a)	360,463
468,050	Meituan Class B *	6,660,393
401,194	Midea Group Co. Ltd. Class A	3,561,359
49,286	MINISO Group Holding Ltd., ADR(a)	939,884
583,100	NARI Technology Co. Ltd. Class A	2,003,038
86,400	NetEase, Inc.	1,650,004
3,010	New Oriental Education & Technology Group, Inc., ADR*	233,967

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
403,400	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,943,147
70,758	PDD Holdings, Inc., ADR*	9,407,276
5,942,200	PetroChina Co. Ltd. Class H	6,012,678
937,400	PICC Property & Casualty Co. Ltd. Class H *	1,164,636
55,390	Ping An Insurance Group Co. of China Ltd. Class A	315,292
923,000	Ping An Insurance Group Co. of China Ltd. Class H	4,185,030
226,000	Pop Mart International Group Ltd.	1,107,219
110,500	Proya Cosmetics Co. Ltd. Class A	1,687,904
33,041	Pylon Technologies Co. Ltd. Class A	180,574
203,500	Remegen Co. Ltd. Class H *(a)	638,593
724,200	Sailun Group Co. Ltd. Class A	1,395,366
266,800	Shaanxi Coal Industry Co. Ltd. Class A	946,241
310,250	Shandong Gold Mining Co. Ltd. Class H	617,528
319,500	Shandong Sinocera Functional Material Co. Ltd. Class A	784,893
1,456,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	693,742
28,900	Shanghai Baolong Automotive Corp. Class A	125,288
42,600	Shanghai M&G Stationery, Inc. Class A	183,391
306,700	Shenzhen Inovance Technology Co. Ltd. Class A	2,165,373
122,626	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,138,156
116,480	Shenzhen Transsion Holdings Co. Ltd. Class A	1,226,991
204,500	Shenzhou International Group Holdings Ltd.	2,002,462
135,378	Sieyuan Electric Co. Ltd. Class A	1,246,453
49,420	Skshu Paint Co. Ltd. Class A	246,690
342,720	Sungrow Power Supply Co. Ltd. Class A	2,925,788
250,800	Sunny Optical Technology Group Co. Ltd.	1,549,953
115,700	Suofeiya Home Collection Co. Ltd. Class A	244,105
175,533	Suzhou TFC Optical Communication Co. Ltd. Class A	2,136,047
629,000	Tencent Holdings Ltd.	30,002,254
244,200	Tencent Music Entertainment Group, ADR	3,431,010
2,606,000	Tingyi Cayman Islands Holding Corp.	3,140,925
301,000	Tongcheng Travel Holdings Ltd.	599,116
93,600	Tongwei Co. Ltd. Class A	246,172
74,400	Trip.com Group Ltd.*	3,569,721
97,301	Trip.com Group Ltd., ADR*	4,573,147
275,197	Venustech Group, Inc. Class A *	653,711
63,800	Vipshop Holdings Ltd., ADR	830,676
112,366	Willfar Information Technology Co. Ltd. Class A	589,972
514,787	WUS Printed Circuit Kunshan Co. Ltd. Class A	2,585,961
78,600	WuXi AppTec Co. Ltd. Class A	423,935
55,000	WuXi AppTec Co. Ltd. Class H	205,702
413,000	Wuxi Biologics Cayman, Inc.*	610,449
1,510,800	Xiaomi Corp. Class B *	3,189,024
3,011,000	Xinyi Glass Holdings Ltd.(a)	3,301,248
3,782,000	Xinyi Solar Holdings Ltd.	1,903,740
613,080	Yankuang Energy Group Co. Ltd. Class H (a)	876,345
54,000	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	260,708
1,570,569	Yifeng Pharmacy Chain Co. Ltd. Class A	5,306,524
546,000	Yintai Gold Co. Ltd. Class A	1,224,096
203,700	Yizumi Holdings Co. Ltd. Class A	582,557
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
197,600	Zhejiang Dingli Machinery Co. Ltd. Class A	1,643,120
224,834	Zhongji Innolight Co. Ltd. Class A	4,266,433
1,297,000	Zijin Mining Group Co. Ltd. Class H (a)	2,737,731
		248,409,988
	Colombia — 0.3%
91,574	Bancolombia SA, ADR	2,989,891
	Greece — 0.7%
193,900	Jumbo SA	5,585,998
269,798	National Bank of Greece SA*	2,250,791
		7,836,789
	Hong Kong — 1.3%
472,800	AIA Group Ltd.	3,209,570
237,500	ASMPT Ltd.	3,312,723
371,000	Chow Sang Sang Holdings International Ltd.	344,038
2,501,000	Hang Lung Properties Ltd.(a)	2,133,445
23,200	Hong Kong Exchanges & Clearing Ltd.	743,479
9,133,000	Sino Biopharmaceutical Ltd.	3,123,333
46,000	Techtronic Industries Co. Ltd.	525,553
446,000	Vitasoy International Holdings Ltd.(a)	337,039
		13,729,180
	Hungary — 0.3%
72,643	OTP Bank Nyrt	3,612,573
	India — 14.9%
96,800	Adani Ports & Special Economic Zone Ltd.	1,712,247
415,000	Ashok Leyland Ltd.	1,202,685
408,486	Axis Bank Ltd.	6,190,911
40,091	Bajaj Auto Ltd.	4,569,809
1,323,700	Bharat Electronics Ltd.	4,910,647
197,800	Bharat Petroleum Corp. Ltd.(b)	719,327
197,800	Bharat Petroleum Corp. Ltd.*(b)(c)	719,327
81,000	Bharti Airtel Ltd.	1,407,513
33,764	Britannia Industries Ltd.*	2,208,756
1,271,000	Canara Bank	1,821,735
772,034	Cipla Ltd.	13,726,952
229,000	Coal India Ltd.	1,300,333
65,100	Coromandel International Ltd.	1,242,082
24,000	Eicher Motors Ltd.	1,343,482
848,040	HDFC Bank Ltd.	17,136,230
21,000	Hero MotoCorp Ltd.	1,407,765
134,488	Hindustan Unilever Ltd.	3,979,038
707,252	ICICI Bank Ltd.	10,154,489
264,000	Indus Towers Ltd.*	1,189,919
249,378	IndusInd Bank Ltd.	4,378,825
317,698	Infosys Ltd.	5,968,779
65,258	InterGlobe Aviation Ltd.*	3,314,257

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	India — continued
546,149	Kotak Mahindra Bank Ltd.	11,808,804
26,000	Larsen & Toubro Ltd.	1,105,540
113,000	LIC Housing Finance Ltd.	1,081,317
183,352	Mahindra & Mahindra Ltd.	6,302,735
23,535	MakeMyTrip Ltd.*	1,979,294
11,300	Maruti Suzuki India Ltd.	1,629,531
98,739	Nestle India Ltd.	3,019,865
347,800	NMDC Ltd.	1,029,793
106,000	Oil India Ltd.	919,059
72,360	Pidilite Industries Ltd.	2,742,109
32,036	Polycab India Ltd.*	2,587,468
243,839	Reliance Industries Ltd.	9,147,526
553,900	State Bank of India	5,638,139
338,053	Syngene International Ltd.	2,884,624
255,258	Tata Consultancy Services Ltd.	11,958,977
116,200	Tata Motors Ltd.	1,378,445
680,400	Union Bank of India Ltd.	1,115,648
720,291	UPL Ltd.	4,926,613
243,044	Yes Bank Ltd.*	69,281
		161,929,876
	Indonesia — 1.2%
11,357,100	Astra International Tbk. PT	3,093,293
11,838,400	Bank Central Asia Tbk. PT	7,175,335
9,104,799	Bank Rakyat Indonesia Persero Tbk. PT	2,557,684
		12,826,312
	Italy — 1.0%
290,975	Coca-Cola HBC AG	9,923,820
74,700	PRADA SpA	558,762
		10,482,582
	Japan — 0.6%
356,400	Nexon Co. Ltd.(a)	6,591,384
	Kazakhstan — 0.0%
443,510	Solidcore Resources PLC*(c)(d)	—
	Malaysia — 0.4%
1,764,700	Petronas Chemicals Group Bhd.	2,360,415
2,811,900	Public Bank Bhd.	2,396,150
		4,756,565
	Mexico — 3.2%
309,671	Credito Real SAB de CV SOFOM ER*(a)(d)	5,927
1,399,000	Fibra Uno Administracion SA de CV, REIT	1,727,567
129,502	Fomento Economico Mexicano SAB de CV, ADR	13,940,890
106,216	Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,670,134
49,600	Grupo Aeroportuario del Sureste SAB de CV Class B	1,496,097
664,700	Grupo Financiero Banorte SAB de CV Class O	5,175,685
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Mexico — continued
188,600	Grupo Mexico SAB de CV Series B	1,018,113
162,906	Unifin Financiera SAB de CV*(a)(c)(d)	10,691
3,029,367	Wal-Mart de Mexico SAB de CV	10,352,746
		35,397,850
	Mongolia — 0.3%
156,000	Galaxy Entertainment Group Ltd.	727,310
1,201,200	Sands China Ltd.*	2,504,744
		3,232,054
	Netherlands — 0.6%
84,932	Heineken Holding NV(a)	6,704,058
	Peru — 0.2%
10,898	Credicorp Ltd.	1,758,174
	Philippines — 0.6%
1,326,970	BDO Unibank, Inc.	2,902,584
1,748,980	Universal Robina Corp.	3,318,374
		6,220,958
	Poland — 0.4%
39,400	Bank Polska Kasa Opieki SA	1,646,547
96,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,502,548
123,800	Powszechny Zaklad Ubezpieczen SA	1,587,207
		4,736,302
	Portugal — 0.4%
243,972	Jeronimo Martins SGPS SA	4,771,957
	Russia — 0.0%
214,920	Evraz PLC*(c)(d)(e)	5,434
7,610	Gazprom Neft PJSC(c)(d)(e)	353
1,043,282	Gazprom PJSC*(c)(d)(e)	28,063
99,121	Globaltrans Investment PLC, GDR*(c)(d)(e)(f)	3,965
1,645,900	GMK Norilskiy Nickel PAO(c)(d)(e)	38,166
5,000	HeadHunter Group PLC, ADR*(c)(d)(e)	750
44,258	LSR Group PJSC(c)(d)(e)	2,668
136,755	LUKOIL PJSC(c)(d)(e)	78,961
8,543	Magnit PJSC(c)(d)(e)	3,071
984,659	Magnitogorsk Iron & Steel Works PJSC(c)(d)(e)	5,520
9	MMC Norilsk Nickel PJSC, ADR*(c)(d)(e)	2
126,700	Mobile TeleSystems PJSC, ADR*(c)(d)(e)	7,602
154,250	Novatek PJSC(c)(d)(e)	21,997
1,715,500	Novolipetsk Steel PJSC(c)(d)(e)	37,293
5,323	PhosAgro PJSC(c)(d)(e)	3,175
103	PhosAgro PJSC*(c)(d)(e)(f)	19
2	PhosAgro PJSC, GDR*(c)(d)(e)(f)	0
25,062	Polyus PJSC*(c)(d)(e)	32,323
1	Polyus PJSC, GDR*(c)(d)(e)	1

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
4,954	Ros Agro PLC, GDR*(c)(d)(e)(f)	495
5,496,180	Sberbank of Russia PJSC*(c)(d)(e)	82,841
105,511	Severstal PAO, GDR*(c)(d)(e)(f)	16,882
25,625,090	Surgutneftegas PJSC(c)(d)(e)	65,363
598,704	Tatneft PJSC(c)(d)(e)	25,545
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	6,317
47,122	X5 Retail Group NV, GDR*(c)(d)(e)(f)	5,655
		475,619
	Saudi Arabia — 0.5%
152,500	Alinma Bank	1,264,194
497,930	Saudi Arabian Oil Co.	3,676,474
		4,940,668
	South Africa — 1.8%
359,477	Absa Group Ltd.	3,119,339
14,608	Capitec Bank Holdings Ltd.	2,103,200
354,550	Clicks Group Ltd.(a)	6,686,355
207,094	Gold Fields Ltd.	3,100,966
131,559	Lewis Group Ltd.	407,069
76,600	Nedbank Group Ltd.	1,075,630
2,500,122	Sibanye Stillwater Ltd.	2,700,022
		19,192,581
	South Korea — 8.1%
23,505	Amorepacific Corp.	2,856,801
21,300	Hana Financial Group, Inc.	939,274
110,000	Hanwha Systems Co. Ltd.	1,507,156
11,300	HD Hyundai Electric Co. Ltd.	2,544,860
135,582	HL Mando Co. Ltd.	4,324,046
10,800	Hyundai Motor Co.	2,314,566
17,900	KB Financial Group, Inc.	1,020,814
55,400	Kia Corp.	5,203,937
127,300	Korea Electric Power Corp.	1,809,852
83,473	Korea Investment Holdings Co. Ltd.	4,244,904
16,827	Samsung Electro-Mechanics Co. Ltd.	1,931,468
377,875	Samsung Electronics Co. Ltd.	22,373,275
1,505	Samsung Electronics Co. Ltd., GDR(f)	2,227,400
92,087	Shinhan Financial Group Co. Ltd.	3,221,205
133,601	SK Hynix, Inc.	22,954,331
21,000	SK Square Co. Ltd.*	1,525,608
87,486	SK Telecom Co. Ltd.	3,273,178
60,934	S-Oil Corp.	2,943,778
100,000	Woori Financial Group, Inc.	1,067,199
		88,283,652
	Taiwan — 14.9%
811,792	Advantech Co. Ltd.	9,258,605
18,000	Alchip Technologies Ltd.	1,362,144
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
153,300	Asia Vital Components Co. Ltd.	3,614,953
24,000	ASMedia Technology, Inc.	1,657,137
9,000	ASPEED Technology, Inc.	1,342,725
650,795	Bizlink Holding, Inc.	7,502,653
231,000	Chroma ATE, Inc.	2,264,322
2,518,000	CTBC Financial Holding Co. Ltd.	2,937,790
238,000	Delta Electronics, Inc.	2,842,809
118,600	Elite Material Co. Ltd.	1,736,510
14,000	eMemory Technology, Inc.*	1,109,073
463,200	Evergreen Marine Corp. Taiwan Ltd.	2,755,656
501,000	Hiwin Technologies Corp.	3,289,398
36,000	King Slide Works Co. Ltd.	1,376,015
61,000	Largan Precision Co. Ltd.	5,161,445
62,000	Lotes Co. Ltd.	3,115,146
169,200	Makalot Industrial Co. Ltd.	2,195,743
428,800	MediaTek, Inc.	18,504,693
142,600	Novatek Microelectronics Corp.	2,663,736
63,000	Phison Electronics Corp.	1,198,188
773,998	President Chain Store Corp.	6,525,236
89,000	Realtek Semiconductor Corp.	1,497,896
158,000	Sinbon Electronics Co. Ltd.	1,422,129
1,582,624	Taiwan Semiconductor Manufacturing Co. Ltd.	47,125,280
119,201	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,718,326
95,000	Voltronic Power Technology Corp.	5,637,070
32,000	Wiwynn Corp.	2,609,004
849,000	Yuanta Financial Holding Co. Ltd.	838,754
		162,262,436
	Thailand — 1.8%
1,382,900	Airports of Thailand PCL Class F	2,147,975
2,729,000	Bangkok Dusit Medical Services PCL Class F	1,970,666
128,000	Bumrungrad Hospital PCL Class F	861,530
802,000	Kasikornbank PCL Class F	2,742,721
1,272,900	PTT Exploration & Production PCL Class F	5,272,315
287,700	Siam Cement PCL Class F	1,763,948
7,369,900	Thai Beverage PCL(a)	2,447,117
6,533,100	Thai Union Group PCL Class F	2,652,584
		19,858,856
	Turkey — 0.8%
1,190,000	Akbank TAS	2,324,935
165,300	BIM Birlesik Magazalar AS	2,747,983
133,000	Turk Hava Yollari AO*	1,252,574
3,865,554	Turkiye Is Bankasi AS Class C	1,868,898
		8,194,390
	United Arab Emirates — 0.4%
1,255,643	Abu Dhabi National Oil Co. for Distribution PJSC	1,158,897

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United Arab Emirates — continued
895,365	First Abu Dhabi Bank PJSC	3,037,367
		4,196,264
	United Kingdom — 0.5%
104,560	Unilever PLC	5,742,971
	United States — 0.2%
12,859	Globant SA*	2,292,245
	Vietnam — 0.1%
628,100	Vietnam Dairy Products JSC	1,616,207
	TOTAL COMMON STOCKS (COST $943,779,830)	916,442,378

	INVESTMENT COMPANIES — 7.2%
	United States — 7.2%
489,061	iShares Core MSCI Emerging Markets ETF	26,179,436
614,300	iShares MSCI Emerging Markets ETF	26,163,037
598,258	Vanguard FTSE Emerging Markets ETF	26,179,770
	TOTAL INVESTMENT COMPANIES (COST $74,335,039)	78,522,243

	PREFERRED STOCKS — 0.6%
	Brazil — 0.6%
1,250,500	Banco Bradesco SA, 10.60%	2,787,169
217,200	Itau Unibanco Holding SA, 7.24%	1,267,353
370,800	Petroleo Brasileiro SA, 14.35%	2,540,115
		6,594,637
	TOTAL PREFERRED STOCKS (COST $7,652,144)	6,594,637

Par Value ($)
	SHORT-TERM INVESTMENT — 1.1%
	Mutual Fund - Securities Lending Collateral — 1.1%
11,962,817	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(g)(h)	11,962,817
	TOTAL SHORT-TERM INVESTMENT (COST $11,962,817)	11,962,817
	TOTAL INVESTMENTS — 93.0% (Cost $1,037,729,830)	1,013,522,075
	Other Assets and Liabilities (net) — 7.0%	76,333,865
	NET ASSETS — 100.0%	$1,089,855,940

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
(b)	Securities are traded on separate exchanges for the same entity.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $1,205,637 which represents 0.1% of net assets.  The aggregate tax cost of these securities held at June 30, 2024 was $95,195,842.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $475,619 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2024 was $85,541,075.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	The rate disclosed is the 7-day net yield as of June 30, 2024.
(h)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,430	MSCI Emerging Markets E-mini Index	Sep 2024	$77,806,300	$1,388,467

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Technology	18.8
Financial	15.8
Consumer, Cyclical	11.8
Consumer, Non-cyclical	11.1
Communications	10.3
Industrial	8.8
Investment Companies	7.2
Energy	4.4
Basic Materials	2.8
Utilities	0.7
Diversified	0.2
Short-Term Investment	1.1
Other Assets and Liabilities (net)	7.0
100.0%
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%
	Australia — 1.2%
91,183	ANZ Group Holdings Ltd.	1,719,719
65,787	BlueScope Steel Ltd.	897,610
28,764	Brambles Ltd.	279,122
24,704	Northern Star Resources Ltd.	214,481
29,265	Orica Ltd.	349,263
85,464	Perseus Mining Ltd.	134,131
6,401	Pro Medicus Ltd.	612,423
6,718	REA Group Ltd.	882,338
375	Rio Tinto PLC, ADR	24,724
174,288	Sonic Healthcare Ltd.	3,061,274
		8,175,085
	Belgium — 0.0%
11	Deme Group NV	1,912
	Bermuda — 0.1%
2,873	RenaissanceRe Holdings Ltd.	642,144
	Canada — 3.4%
64,300	Atco Ltd. Class I (a)	1,831,235
10,100	Barrick Gold Corp.	168,438
73,049	Canadian Pacific Kansas City Ltd.(a)	5,751,148
27,100	Dundee Precious Metals, Inc.	212,110
723	E-L Financial Corp. Ltd.	587,551
53,400	Empire Co. Ltd. Class A	1,364,708
7,337	Enbridge, Inc.	261,124
6,100	Evertz Technologies Ltd.	55,278
13,500	George Weston Ltd.	1,941,510
40,100	Great-West Lifeco, Inc.(a)	1,169,577
3,900	Kinross Gold Corp.	32,463
11,600	Loblaw Cos. Ltd.	1,345,358
1,100	Manulife Financial Corp.	29,286
15,700	Metro, Inc. REIT(a)	869,590
14,800	National Bank of Canada	1,173,638
61,200	North West Co., Inc.(a)	1,853,420
1,600	Pembina Pipeline Corp.	59,353
18,400	Power Corp. of Canada(a)	511,249
300	Royal Bank of Canada	31,933
42,535	SSR Mining, Inc.	191,833
1,900	Stantec, Inc.	159,029
13,700	Sun Life Financial, Inc.	671,609
400	Thomson Reuters Corp.	67,413
71,000	TMX Group Ltd.	1,975,869
28,700	Winpak Ltd.	936,496
		23,251,218
	China — 0.6%
44,500	BOC Hong Kong Holdings Ltd.	137,078

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
250,162	CITIC Telecom International Holdings Ltd.	83,949
41,027	NetEase, Inc., ADR	3,921,361
		4,142,388
	Denmark — 0.6%
17	AP Moller - Maersk AS Class B	29,574
4,799	Ascendis Pharma AS, ADR*	654,488
8,123	Carlsberg AS Class B	975,479
260	Novo Nordisk AS, ADR	37,112
15,375	Novo Nordisk AS Class B	2,221,997
81	Rockwool AS Class A	32,420
2,954	Schouw & Co. AS	232,221
1,148	Sparekassen Sjaelland-Fyn AS	37,122
34	Svitzer Group AS*	1,268
		4,221,681
	France — 3.2%
10,400	Air Liquide SA	1,797,660
28,064	Airbus SE	3,857,754
1,950	Boiron SA(a)	65,519
24,430	Bureau Veritas SA(a)	677,089
17,694	Danone SA	1,082,440
12,142	Dassault Systemes SE	459,366
16,002	Eiffage SA	1,470,797
12,716	Engie SA	181,734
17,127	Legrand SA	1,700,488
17,354	Rubis SCA	488,414
21,959	Safran SA	4,645,724
4,673	Societe BIC SA	275,456
214	Societe LDC SADIR	31,536
9,940	SPIE SA	359,865
771	Stef SA	99,158
540	Vetoquinol SA	54,228
43,068	Vinci SA	4,541,039
		21,788,267
	Georgia — 0.2%
23,288	Bank of Georgia Group PLC	1,187,837
	Germany — 1.9%
1,327	Adtran Networks SE*	28,131
50,122	Beiersdorf AG	7,335,231
2,035	Deutsche Boerse AG	416,791
5,861	Deutsche Telekom AG	147,490
1,501	Pfeiffer Vacuum Technology AG*	253,531
7,986	SAP SE	1,622,102
16,812	Siemens AG	3,130,134
1,120	Vossloh AG	56,177
		12,989,587
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — 0.7%
104,251	Bank of East Asia Ltd.	132,460
352,136	Dah Sing Banking Group Ltd.	293,619
342,000	Emperor International Holdings Ltd.	15,770
40,500	HK Electric Investments & HK Electric Investments Ltd.(b)	25,678
1,209,000	HKT Trust & HKT Ltd.	1,356,513
16,000	Hong Kong Ferry Holdings Co. Ltd.	8,710
600	Jardine Matheson Holdings Ltd.	21,228
12,000	Miramar Hotel & Investment	14,555
503,000	PCCW Ltd.	251,906
101,000	Power Assets Holdings Ltd.	546,565
300,000	Regal Hotels International Holdings Ltd.*	109,127
193,902	Regal Real Estate Investment Trust REIT*	12,666
56,355	SmarTone Telecommunications Holdings Ltd.	26,202
58,000	Transport International Holdings Ltd.	66,860
230,163	VTech Holdings Ltd.	1,721,638
3,000	Wing On Co. International Ltd.	4,427
		4,607,924
	Israel — 1.2%
35,763	Check Point Software Technologies Ltd.*	5,900,895
24,323	First International Bank Of Israel Ltd.	921,991
3	Isracard Ltd.	10
383,590	Isramco Negev 2 LP	150,190
1,244	Nice Ltd., ADR*	213,931
3,487	Nova Ltd.*	817,806
2,415	Radware Ltd.*	44,049
1,814	Tower Semiconductor Ltd.*	71,308
		8,120,180
	Italy — 0.1%
10,839	Coca-Cola HBC AG	369,668
16,436	Enel SpA	114,394
16,100	Ferretti SpA	48,976
		533,038
	Japan — 4.5%
13,100	Aica Kogyo Co. Ltd.	284,868
23,300	Amano Corp.	601,692
47,800	Anritsu Corp.	366,389
32,900	Arcs Co. Ltd.	594,556
49,500	Asahi Kasei Corp.	317,106
17,600	Axial Retailing, Inc.	112,147
500	Belc Co. Ltd.	23,685
22,000	Brother Industries Ltd.	387,181
12,100	Canon Marketing Japan, Inc.	336,537
21,600	Canon, Inc.	584,648
43,700	COMSYS Holdings Corp.	839,716
700	Dowa Holdings Co. Ltd.	24,843
310,500	ENEOS Holdings, Inc.	1,595,545
38,200	EXEO Group, Inc.	379,839

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
34,500	Ezaki Glico Co. Ltd.(a)	896,708
1,900	Fujicco Co. Ltd.	21,946
1,100	FUJIFILM Holdings Corp.	25,725
36,300	House Foods Group, Inc.	642,234
3,700	Idemitsu Kosan Co. Ltd.	23,956
1,900	Inaba Denki Sangyo Co. Ltd.	46,301
65,301	Japan Tobacco, Inc.(a)	1,765,067
1,000	Kagome Co. Ltd.	20,316
3,755	Kaken Pharmaceutical Co. Ltd.	89,872
38,200	Kamigumi Co. Ltd.	786,750
1,000	Kaneka Corp.	26,265
29,500	Kao Corp.(a)	1,196,432
6,100	Kato Sangyo Co. Ltd.	163,440
34,100	Kewpie Corp.	678,142
56,800	Kyorin Pharmaceutical Co. Ltd.	600,980
1,400	Mabuchi Motor Co. Ltd.(a)	20,779
2,900	Maruichi Steel Tube Ltd.	67,263
1,500	McDonald's Holdings Co. Japan Ltd.	59,120
22,100	Medipal Holdings Corp.	336,322
13,000	Megmilk Snow Brand Co. Ltd.	210,201
84,900	MEIJI Holdings Co. Ltd.	1,830,897
63,100	Mitsubishi Electric Corp.	1,007,144
1,200	Mitsubishi Materials Corp.	22,014
5,900	Mitsubishi Shokuhin Co. Ltd.	200,261
25,900	Mochida Pharmaceutical Co. Ltd.	501,545
1,400	Morinaga & Co. Ltd.	21,662
6,300	NH Foods Ltd.	188,381
13,700	Nikkon Holdings Co. Ltd.	309,924
52,900	Nippn Corp.(a)	767,882
46,100	Nippon Light Metal Holdings Co. Ltd.	516,139
1,325,000	Nippon Telegraph & Telephone Corp.	1,250,373
4,100	Nisshin Oillio Group Ltd.	123,362
12,000	NOF Corp.	163,894
900	Obic Co. Ltd.	116,039
200	Okaya & Co. Ltd.	21,385
48,400	Okinawa Cellular Telephone Co.	1,180,965
14,400	Ono Pharmaceutical Co. Ltd.	196,628
1,200	Otsuka Corp.	23,059
23,300	Otsuka Holdings Co. Ltd.	980,610
800	S&B Foods, Inc.	22,579
2,700	San-A Co. Ltd.	84,763
6,600	Sankyo Co. Ltd.	71,637
700	Sankyu, Inc.	23,882
17,300	Secom Co. Ltd.	1,021,373
27,200	Seiko Epson Corp.	422,559
9,000	Shionogi & Co. Ltd.	351,194
18,159	Showa Sangyo Co. Ltd.	355,030
500	SK Kaken Co. Ltd.	26,731
85,158	SoftBank Corp.	1,039,991
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
900	Sundrug Co. Ltd.	22,682
12,800	Toho Holdings Co. Ltd.	334,522
1,611	TOKAI Holdings Corp.	9,855
1,400	Tokyo Electron Ltd.	303,742
23,600	Trend Micro, Inc.	958,172
7,900	Unicharm Corp.	253,757
122,800	USS Co. Ltd.	1,033,258
35,900	Vital KSK Holdings, Inc.	303,742
3,500	Yamato Holdings Co. Ltd.	38,479
4,400	Yaoko Co. Ltd.(a)	266,473
9,700	Zenkoku Hosho Co. Ltd.	357,343
		30,850,499
	Jordan — 0.0%
1,226	Hikma Pharmaceuticals PLC	29,306
	Netherlands — 2.1%
11,061	ASML Holding NV	11,430,236
40,166	Koninklijke Ahold Delhaize NV	1,187,693
152,168	Koninklijke KPN NV	583,848
8,007	Wolters Kluwer NV	1,328,417
		14,530,194
	New Zealand — 0.2%
30,943	Contact Energy Ltd.	169,696
11,734	Fonterra Co.-operative Group Ltd.	29,173
455,265	Spark New Zealand Ltd.	1,154,049
		1,352,918
	Norway — 0.6%
65,096	DNB Bank ASA	1,282,050
3,317	Kongsberg Gruppen ASA	271,030
49,630	Norconsult Norge AS	159,413
1,928	SFL Corp. Ltd.	26,761
32,295	SpareBank 1 SMN	458,363
27,177	Sparebanken Vest	320,330
109,169	Telenor ASA	1,247,792
16,762	Veidekke ASA	180,096
		3,945,835
	Singapore — 0.6%
1,320	DBS Group Holdings Ltd.	34,859
44,804	Hong Leong Finance Ltd.	79,012
176,400	Oversea-Chinese Banking Corp. Ltd.	1,878,216
11,100	SBS Transit Ltd.	20,230
1,622,001	Sheng Siong Group Ltd.	1,783,274
103,600	Singapore Exchange Ltd.	724,684
33,000	Singapore Land Group Ltd.	43,586
1,200	United Overseas Bank Ltd.	27,741
		4,591,602

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	South Korea — 0.4%
1,740	Samsung Electronics Co. Ltd., GDR(b)	2,575,200
	Spain — 1.6%
622	ACS Actividades de Construccion y Servicios SA	26,852
25,297	Aena SME SA	5,097,069
56,170	Amadeus IT Group SA(a)	3,740,842
60,089	Cia de Distribucion Integral Logista Holdings SA	1,701,459
3,070	Ebro Foods SA(a)	51,131
10,856	Iberdrola SA	140,957
		10,758,310
	Sweden — 0.2%
44,649	Skandinaviska Enskilda Banken AB Class A	659,815
31,229	Volvo AB Class B	799,435
		1,459,250
	Switzerland — 1.9%
33,895	ABB Ltd.	1,882,972
1,078	Banque Cantonale de Geneve	347,897
168	Basellandschaftliche Kantonalbank	157,792
1,399	Berner Kantonalbank AG	362,750
122	Chocoladefabriken Lindt & Spruengli AG	1,424,193
20,489	Cie Financiere Richemont SA Class A	3,197,844
772	Emmi AG	762,893
323	Givaudan SA	1,531,249
15	Graubuendner Kantonalbank	29,212
402	Huber & Suhner AG	34,223
7,419	Logitech International SA	717,627
12,283	Novartis AG	1,314,552
4,372	Schindler Holding AG	1,098,595
1,049	Swisscom AG	590,106
		13,451,905
	United Kingdom — 3.5%
13,086	Aviva PLC	78,839
31,482	BAE Systems PLC	525,312
6,115	Bunzl PLC	232,672
1,742	Cranswick PLC	97,882
209,482	Diageo PLC	6,592,347
1,779	Hill & Smith PLC	44,212
3,175	HSBC Holdings PLC(c)	27,448
86,400	HSBC Holdings PLC(c)	755,837
1,071	Imperial Brands PLC	27,402
22,007	London Stock Exchange Group PLC	2,614,990
1,539	Next PLC	175,791
15,433	QinetiQ Group PLC	86,463
42,705	RELX PLC	1,964,455
119,784	Sage Group PLC	1,648,195
289,546	Spirent Communications PLC	669,807
154,317	St. James's Place PLC	1,066,069
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
182,684	Tesco PLC	706,648
117,607	Unilever PLC	6,463,606
		23,777,975
	United States — 68.3%
4,200	3M Co.	429,198
25,300	Abbott Laboratories	2,628,923
15,300	AbbVie, Inc.	2,624,256
6,637	Accenture PLC Class A	2,013,732
1,500	Acuity Brands, Inc.	362,160
3,625	Adobe, Inc.*	2,013,832
31,600	Albertsons Cos., Inc. Class A	624,100
7,258	Align Technology, Inc.*	1,752,299
11,000	Allstate Corp.	1,756,260
112,768	Alphabet, Inc. Class A	20,540,691
53,700	Altria Group, Inc.	2,446,035
66,505	Amazon.com, Inc.*	12,852,091
22,771	Amdocs Ltd.	1,797,087
12,000	American Express Co.	2,778,600
200	Ameriprise Financial, Inc.	85,438
7,750	Amgen, Inc.	2,421,487
15,173	Aon PLC Class A	4,454,489
21,700	Apple, Inc.	4,570,454
3,300	Applied Materials, Inc.	778,767
13,600	Arch Capital Group Ltd.*	1,372,104
4,000	Arista Networks, Inc.*	1,401,920
144,600	AT&T, Inc.	2,763,306
23,942	Autodesk, Inc.*	5,924,448
34,475	Automatic Data Processing, Inc.	8,228,838
160	AutoZone, Inc.*	474,256
6,000	Axis Capital Holdings Ltd.	423,900
30,700	Bank of New York Mellon Corp.	1,838,623
12,329	Becton Dickinson & Co.	2,881,411
10,972	Berkshire Hathaway, Inc. Class B *	4,463,410
5,600	Biogen, Inc.*	1,298,192
5,600	BioMarin Pharmaceutical, Inc.*	461,048
9,161	Bio-Rad Laboratories, Inc. Class A *	2,501,961
2,300	Booking Holdings, Inc.	9,111,450
12,035	BP PLC, ADR	434,464
12,055	Bristol-Myers Squibb Co.	500,644
37	Broadcom, Inc.	59,405
4,300	CACI International, Inc. Class A *	1,849,559
8,585	Cadence Design Systems, Inc.*	2,642,034
11,300	Cardinal Health, Inc.	1,111,016
5,200	Casey's General Stores, Inc.	1,984,112
34,890	Catalent, Inc.*	1,961,865
600	Caterpillar, Inc.	199,860
10,300	Cboe Global Markets, Inc.	1,751,618
7,400	CDW Corp.	1,656,416

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
6,500	Cencora, Inc.	1,464,450
22,400	Centene Corp.*	1,485,120
5,900	Charles Schwab Corp.	434,771
14,789	Charter Communications, Inc. Class A *	4,421,319
2,510	Chemed Corp.	1,361,876
11,100	Cheniere Energy, Inc.	1,940,613
13,100	Chevron Corp.	2,049,102
10,800	Chubb Ltd.	2,754,864
6,450	Cigna Group	2,132,176
76,900	Cisco Systems, Inc.	3,653,519
9,000	Clean Harbors, Inc.*	2,035,350
15,600	CNA Financial Corp.	718,692
53,400	Coca-Cola Co.	3,398,910
25,900	Colgate-Palmolive Co.	2,513,336
23,400	Comcast Corp. Class A	916,344
1,300	ConocoPhillips	148,694
27,792	Cooper Cos., Inc.	2,426,242
4,750	Costco Wholesale Corp.	4,037,452
7,100	Curtiss-Wright Corp.	1,923,958
500	Darden Restaurants, Inc.	75,660
17,800	Donaldson Co., Inc.	1,273,768
19,977	DTE Energy Co.	2,217,647
47,988	Electronic Arts, Inc.	6,686,168
16,350	Elevance Health, Inc.	8,859,411
5,417	Eli Lilly & Co.	4,904,443
1,700	EMCOR Group, Inc.	620,636
8,900	Encompass Health Corp.	763,531
17,200	Entergy Corp.	1,840,400
9,800	EOG Resources, Inc.	1,233,526
2,564	Everest Group Ltd.	976,935
33,600	Exxon Mobil Corp.	3,868,032
6,700	F5, Inc.*	1,153,941
7,523	FactSet Research Systems, Inc.	3,071,415
1,600	FedEx Corp.	479,744
9,500	Ferguson PLC	1,839,675
34,668	Fiserv, Inc.*	5,166,919
8,650	General Dynamics Corp.	2,509,711
27,200	Gilead Sciences, Inc.	1,866,192
6,800	Grand Canyon Education, Inc.*	951,388
71,957	GSK PLC	1,391,245
6,369	GSK PLC, ADR(a)	245,207
15,600	Hartford Financial Services Group, Inc.	1,568,424
200	HCA Healthcare, Inc.	64,256
2,300	HF Sinclair Corp.	122,682
289	Holcim AG	25,607
8,164	Home Depot, Inc.	2,810,375
1,300	Honeywell International, Inc.	277,602
1,500	HP, Inc.	52,530
7,300	Huntington Ingalls Industries, Inc.	1,798,209
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
22,328	ICON PLC*	6,999,158
16,900	Ingredion, Inc.	1,938,430
31,513	Intercontinental Exchange, Inc.	4,313,815
12,900	International Business Machines Corp.	2,231,055
14,688	Intuit, Inc.	9,653,100
2,600	IQVIA Holdings, Inc.*	549,744
53,827	Johnson & Johnson	7,867,354
9,200	JPMorgan Chase & Co.	1,860,792
16,100	Kimberly-Clark Corp.	2,225,020
2,690	KLA Corp.	2,217,932
43,900	Kroger Co.	2,191,927
2,200	L3Harris Technologies, Inc.	494,076
12,300	Leidos Holdings, Inc.	1,794,324
5,750	Lockheed Martin Corp.	2,685,825
28,500	Loews Corp.	2,130,090
500	Lowe's Cos., Inc.	110,230
2,300	Manhattan Associates, Inc.*	567,364
6,900	Marathon Petroleum Corp.	1,197,012
1,300	Markel Group, Inc.*	2,048,358
16,011	Mastercard, Inc. Class A	7,063,413
6,300	McDonald's Corp.	1,605,492
4,050	McKesson Corp.	2,365,362
29,934	Merck & Co., Inc.	3,705,829
4,550	Meta Platforms, Inc. Class A	2,294,201
47,513	Microsoft Corp.	21,235,935
4,400	Molina Healthcare, Inc.*	1,308,120
47,267	Monster Beverage Corp.*	2,360,987
19,439	Moody's Corp.	8,182,458
4,036	Motorola Solutions, Inc.	1,558,098
3,400	MSC Industrial Direct Co., Inc. Class A	269,654
3,400	Murphy USA, Inc.	1,596,164
60,587	Nestle SA	6,184,108
15,800	NetApp, Inc.	2,035,040
1,600	Neurocrine Biosciences, Inc.*	220,272
2,140	NewMarket Corp.	1,103,320
20,500	Newmont Corp.	858,335
4,750	Northrop Grumman Corp.	2,070,762
11,100	NVIDIA Corp.	1,371,294
43,900	OGE Energy Corp.	1,567,230
22,414	Oracle Corp.	3,164,857
7,150	PACCAR, Inc.	736,021
2,080	Parker-Hannifin Corp.	1,052,085
15,748	PepsiCo, Inc.	2,597,318
84,131	Philip Morris International, Inc.	8,524,994
6,200	Phillips 66	875,254
24,580	Procter & Gamble Co.	4,053,734
4,700	Progressive Corp.	976,237
30,800	Public Service Enterprise Group, Inc.	2,269,960
27,674	Qiagen NV*	1,137,125

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United States — continued
11,200	QUALCOMM, Inc.	2,230,816
2,030	Regeneron Pharmaceuticals, Inc.*	2,133,591
9,600	Reinsurance Group of America, Inc.	1,970,592
12,604	Republic Services, Inc.	2,449,461
20,309	Roche Holding AG	5,638,878
5,290	Roper Technologies, Inc.	2,981,761
8,544	S&P Global, Inc.	3,810,624
6,150	Salesforce, Inc.	1,581,165
11,100	Science Applications International Corp.	1,304,805
2,920	ServiceNow, Inc.*	2,297,076
50,344	Shell PLC(c)	1,812,659
1,844	Shell PLC(c)	66,061
6,100	Snap-on, Inc.	1,594,479
1,706	Spotify Technology SA*	535,326
10,300	SS&C Technologies Holdings, Inc.	645,501
13,100	TD SYNNEX Corp.	1,511,740
6,900	Tetra Tech, Inc.	1,410,912
7,800	Texas Roadhouse, Inc.	1,339,338
22,300	Textron, Inc.	1,914,678
6,840	Thermo Fisher Scientific, Inc.	3,782,520
17,800	T-Mobile U.S., Inc.	3,136,004
9,000	Travelers Cos., Inc.	1,830,060
2,800	Union Pacific Corp.	633,528
4,000	United Therapeutics Corp.*	1,274,200
19,571	UnitedHealth Group, Inc.	9,966,727
26,027	VeriSign, Inc.*	4,627,601
85,912	Verizon Communications, Inc.	3,543,011
4,500	Vertex Pharmaceuticals, Inc.*	2,109,240
64,346	Visa, Inc. Class A	16,888,895
2,300	W R Berkley Corp.	180,734
55,508	Walmart, Inc.	3,758,447
12,385	Waste Management, Inc.	2,642,216
290	White Mountains Insurance Group Ltd.	527,060
559	Xcel Energy, Inc.	29,856
23,477	Zoetis, Inc.	4,069,973
15,200	Zoom Video Communications, Inc. Class A *	899,688
		467,306,314
	TOTAL COMMON STOCKS (COST $563,036,306)	664,290,569

	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
3,219	FUCHS SE, 2.61%	147,245
20,876	Henkel AG & Co. KGaA, 2.24%	1,861,953
		2,009,198
	TOTAL PREFERRED STOCKS (COST $1,675,258)	2,009,198
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)

WARRANT — 0.0%
Canada — 0.0%
100	Constellation Software, Inc. Expires 03/31/40*(d)(e) 144A	—
	TOTAL WARRANT (COST $—)	—

Par Value ($)
	SHORT-TERM INVESTMENT — 1.7%
	Mutual Fund - Securities Lending Collateral — 1.7%
11,677,860	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f)(g)	11,677,860
	TOTAL SHORT-TERM INVESTMENT (COST $11,677,860)	11,677,860
	TOTAL INVESTMENTS — 99.1% (Cost $576,389,424)	677,977,627
	Other Assets and Liabilities (net) — 0.9%	5,858,649
	NET ASSETS — 100.0%	$683,836,276

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Securities are traded on separate exchanges for the same entity.
(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $0 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2024 was $0.

(f)	The rate disclosed is the 7-day net yield as of June 30, 2024.
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $0 which represents 0.0% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
3	Canadian Dollar	Sep 2024	$219,600	$19
19	MSCI EAFE Index	Sep 2024	2,226,040	(15,270)

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
15	S&P 500 E-mini Index	Sep 2024	$4,141,125	$13,930
1	S&P/TSX 60 Index	Sep 2024	191,545	1,849
				$528

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	32.8
Technology	17.7
Financial	13.0
Communications	12.9
Industrial	10.8
Consumer, Cyclical	4.9
Energy	2.4
Utilities	1.6
Basic Materials	1.3
Diversified	0.0*
Short-Term Investment	1.7
Other Assets and Liabilities (net)	0.9
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%
	Australia — 3.6%
516,820	AGL Energy Ltd.	3,738,064
15,011	Ampol Ltd.	324,212
416,900	ANZ Group Holdings Ltd.	7,862,770
36,960	Aristocrat Leisure Ltd.	1,228,263
1,358,851	Aurizon Holdings Ltd.	3,312,407
681,000	Bank of Queensland Ltd.(a)	2,642,422
1,846,226	Beach Energy Ltd.(a)	1,837,173
336,600	BlueScope Steel Ltd.	4,592,630
84,041	Brambles Ltd.	815,522
41,228	Downer EDI Ltd.	127,758
225,700	Elders Ltd.(a)	1,229,988
2,565,177	Glencore PLC(b)	14,627,544
138,395	Glencore PLC(b)	790,807
2,177	Glencore PLC, ADR*	24,687
1,558,600	Harvey Norman Holdings Ltd.(a)	4,340,599
1,256,900	Helia Group Ltd.	3,248,558
86,000	JB Hi-Fi Ltd.	3,515,603
1,489,800	Metcash Ltd.	3,522,169
1,740,689	NEXTDC Ltd.*	20,495,216
810,700	Perenti Ltd.	541,426
10,726	Premier Investments Ltd.	223,139
778,200	Qantas Airways Ltd.*	3,040,367
329,248	QBE Insurance Group Ltd.	3,823,858
129,732	Rio Tinto Ltd.(a)	10,310,342
76,675	Rio Tinto PLC	5,041,060
96,463	Rio Tinto PLC, ADR	6,359,806
964,100	Stockland REIT	2,684,956
662,097	Super Retail Group Ltd.	6,168,433
17,814	Technology One Ltd.	221,286
51,401	Ventia Services Group Pty. Ltd.	131,477
56,133	Viva Energy Group Ltd. 144A	118,089
174,455	Wesfarmers Ltd.	7,594,108
49,471	Whitehaven Coal Ltd.	252,750
727,683	Woodside Energy Group Ltd.	13,709,585
26,769	Yancoal Australia Ltd.(a)	118,350
		138,615,424
	Austria — 0.4%
47,600	ANDRITZ AG	2,951,236
5,427	BAWAG Group AG 144A	343,749
20,339	Erste Group Bank AG(b)	964,358
2,891	Erste Group Bank AG(b)	136,578
25,798	EVN AG	823,941
145,742	OMV AG	6,351,054
9,905	Raiffeisen Bank International AG	172,186
151,645	Wienerberger AG	5,031,793
		16,774,895
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Belgium — 0.2%
68,712	Ageas SA	3,143,046
21,907	Proximus SADP	174,917
58,300	Solvay SA(a)	2,053,818
34,200	Syensqo SA	3,063,163
		8,434,944
	Brazil — 1.2%
1,001,040	NU Holdings Ltd. Class A *	12,903,406
1,219,100	Petroleo Brasileiro SA	8,862,670
141,961	Petroleo Brasileiro SA, ADR	2,057,015
568,465	Petroleo Brasileiro SA, Preferred ADR	7,753,863
390,500	Vale SA	4,374,314
183,576	Wheaton Precious Metals Corp.(a)	9,623,200
74,372	Yara International ASA	2,148,563
		47,723,031
	Canada — 1.6%
113,392	Agnico Eagle Mines Ltd.	7,415,001
718,777	Barrick Gold Corp.	11,989,200
164,030	Canadian Pacific Kansas City Ltd.(a)	12,915,257
20,100	Canadian Tire Corp. Ltd. Class A (a)	1,993,915
214,850	Franco-Nevada Corp.(a)	25,467,658
86,800	Suncor Energy, Inc.	3,308,087
		63,089,118
	Chile — 0.0%
24,025	Antofagasta PLC	640,807
	China — 1.6%
1,919,500	3SBio, Inc.*	1,583,316
5,072,000	Agricultural Bank of China Ltd. Class H	2,169,798
677,700	Alibaba Group Holding Ltd.	6,119,560
5,706,000	Bank of China Ltd. Class H	2,813,753
250,000	Bank of Communications Co. Ltd. Class H	196,288
248,000	BYD Electronic International Co. Ltd.	1,238,825
4,000	C&D International Investment Group Ltd.	7,439
488,000	China CITIC Bank Corp. Ltd. Class H *	313,149
11,394,000	China Construction Bank Corp. Class H	8,420,650
1,310,000	China Medical System Holdings Ltd.	1,110,767
349,600	China Taiping Insurance Holdings Co. Ltd.	357,329
3,906,000	CSPC Pharmaceutical Group Ltd.	3,111,832
771,600	Dongfang Electric Corp. Ltd. Class H	1,229,437
594,000	Fuyao Glass Industry Group Co. Ltd. Class H 144A	3,450,303
82,000	Great Wall Motor Co. Ltd. Class H	126,454
574,000	Hengan International Group Co. Ltd.	1,749,776
9,104,000	Industrial & Commercial Bank of China Ltd. Class H	5,410,580
370,500	Kingboard Holdings Ltd.	872,222
136,000	Pop Mart International Group Ltd. 144A	666,291
545,000	Shandong Gold Mining Co. Ltd. Class H 144A	1,084,778
628,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	945,227

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	China — continued
1,194,400	Sinopharm Group Co. Ltd. Class H	3,174,399
313,000	SITC International Holdings Co. Ltd.	849,912
3,513,000	Xinyi Glass Holdings Ltd.	3,851,638
2,922,200	Yangzijiang Shipbuilding Holdings Ltd.	5,304,270
2,002,000	Zijin Mining Group Co. Ltd. Class H	4,225,857
		60,383,850
	Denmark — 2.7%
387	AP Moller - Maersk AS Class A	657,403
2,065	AP Moller - Maersk AS Class B	3,592,427
88,200	D/S Norden AS	3,843,270
274,600	Danske Bank AS	8,188,827
71,900	Dfds AS	2,034,594
18,528	H Lundbeck AS	103,475
82,864	Jyske Bank AS	6,597,490
437,831	Novo Nordisk AS Class B	63,275,395
86,277	Novonesis (Novozymes) Class B	5,283,353
25,222	Pandora AS	3,809,652
10,664	Rockwool AS Class B	4,331,072
5,488	Spar Nord Bank AS	105,687
784	Svitzer Group AS*	29,244
63,951	Sydbank AS	3,391,383
		105,243,272
	Egypt — 0.0%
288,540	Centamin PLC	440,975
	Finland — 1.1%
2,481	Cargotec OYJ B Shares	199,293
142,826	Fortum OYJ	2,089,458
39,094	Kone OYJ Class B	1,931,126
74,821	Konecranes OYJ	4,246,031
1,153,455	Nokia OYJ	4,399,074
1,478,358	Nordea Bank Abp(b)	17,603,156
444,650	Nordea Bank Abp(b)	5,296,896
11,956	Nordea Bank Abp(b)	142,719
4,894	Puuilo OYJ	52,871
49,000	TietoEVRY OYJ(a)	947,385
1,482	UPM-Kymmene OYJ	51,811
99,800	Valmet OYJ(a)	2,854,781
28,649	Wartsila OYJ Abp	552,682
		40,367,283
	France — 7.1%
115,790	Air Liquide SA	20,014,524
9,756	Airbus SE	1,341,086
32,000	Arkema SA	2,783,122
120,900	AXA SA	3,961,097
183,078	BNP Paribas SA	11,680,616
158,600	Bouygues SA	5,094,289
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	France — continued
61,485	Capgemini SE	12,236,995
251,878	Carrefour SA(a)	3,563,345
249,290	Cie de Saint-Gobain SA	19,402,370
120,400	Cie Generale des Etablissements Michelin SCA	4,659,590
456,200	Credit Agricole SA	6,229,001
152,759	Dassault Systemes SE	5,779,299
263,880	Edenred SE	11,145,681
56,849	EssilorLuxottica SA	12,258,702
2,526	Eurazeo SE	201,283
42,600	Ipsen SA	5,227,677
48,500	IPSOS SA	3,061,616
211,230	Legrand SA	20,972,385
24,600	LVMH Moet Hennessy Louis Vuitton SE	18,814,108
125,400	Metropole Television SA	1,577,827
11,677	Nexity SA*(a)	104,311
1,628,573	Orange SA	16,326,695
90,618	Pernod Ricard SA(a)	12,305,089
35,500	Quadient SA	663,542
220,900	Rexel SA	5,719,872
9,505	SCOR SE	241,024
46,652	Societe BIC SA	2,749,962
44,351	Societe Generale SA	1,041,928
18,000	Sopra Steria Group	3,493,692
13,354	Technip Energies NV	299,697
219,200	Television Francaise 1 SA	1,712,623
836,969	TotalEnergies SE(a)	55,911,377
10,102	Vallourec SACA*	158,559
108,400	Verallia SA	3,936,102
		274,669,086
	Georgia — 0.1%
45,361	Bank of Georgia Group PLC	2,313,702
4,128	TBC Bank Group PLC	134,108
		2,447,810
	Germany — 7.8%
32,870	adidas AG	7,855,942
7,105	AIXTRON SE	139,617
83,454	Allianz SE	23,210,164
22,900	Aurubis AG	1,797,781
233,735	Bayer AG	6,608,338
263,754	Bayerische Motoren Werke AG	24,983,124
74,782	Beiersdorf AG	10,944,161
2,099	Bilfinger SE	110,456
8,179	Brenntag SE	551,898
65,777	Commerzbank AG	999,993
6,807	Continental AG	385,927
150,800	Daimler Truck Holding AG	6,007,414
328,325	Deutsche Bank AG(b)	5,245,864

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
115,553	Deutsche Bank AG(b)	1,841,915
85,137	Deutsche Boerse AG	17,437,038
118,200	Deutsche Pfandbriefbank AG*(a)	640,372
180,700	Deutsche Post AG	7,318,612
201,993	Deutsche Telekom AG	5,083,093
317,622	E.ON SE	4,171,743
16,072	Evonik Industries AG	328,139
16,677	Fresenius Medical Care AG	639,159
150,766	Fresenius SE & Co. KGaA*	4,504,949
181,351	GEA Group AG	7,560,721
73,456	Heidelberg Materials AG	7,622,300
32,891	Henkel AG & Co. KGaA	2,589,182
326,800	Infineon Technologies AG	12,015,260
90,849	Knorr-Bremse AG	6,942,300
10,846	LEG Immobilien SE	886,462
186,664	Mercedes-Benz Group AG	12,917,695
3,280	MTU Aero Engines AG	839,464
21,183	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,602,250
6,398	Puma SE	293,962
357,114	SAP SE	72,536,335
72,905	Siemens AG	13,573,780
2,122	Stroeer SE & Co. KGaA	136,114
59,521	Symrise AG Class A	7,291,387
22,136	TAG Immobilien AG*(a)	324,311
42,000	Talanx AG	3,355,758
8,599	TeamViewer SE* 144A	96,537
106,800	United Internet AG	2,302,995
599	Volkswagen AG	71,966
137,679	Vonovia SE	3,917,652
117,678	Zalando SE*	2,760,799
		299,442,929
	Greece — 0.2%
84,500	Metlen Energy & Metals SA	3,157,023
339,160	National Bank of Greece SA*	2,829,444
		5,986,467
	Guatemala — 0.0%
8,684	Millicom International Cellular SA, SDR*	211,561
	Hong Kong — 0.4%
15,600	ASMPT Ltd.	217,593
7,600	Jardine Matheson Holdings Ltd.	268,888
300,000	Kerry Properties Ltd.	521,813
326,000	Pacific Basin Shipping Ltd.	102,718
26,000	Swire Pacific Ltd. Class A	229,782
376,000	Techtronic Industries Co. Ltd.	4,295,822
9,510,000	Tongda Group Holdings Ltd.*	105,972
1,834,000	United Laboratories International Holdings Ltd.	1,935,620
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
9,820,000	WH Group Ltd. 144A	6,464,995
157,000	Yue Yuen Industrial Holdings Ltd.	303,648
		14,446,851
	Hungary — 0.1%
314,700	MOL Hungarian Oil & Gas PLC	2,457,912
95,800	Richter Gedeon Nyrt	2,490,634
		4,948,546
	India — 0.2%
488,000	Oil India Ltd.	4,231,138
1,172,100	Redington Ltd.	3,007,997
		7,239,135
	Indonesia — 0.0%
7,888,300	Golden Agri-Resources Ltd.	1,571,548
	Ireland — 1.0%
11,943	AerCap Holdings NV	1,113,088
3,658,792	AIB Group PLC	19,355,596
1,591,682	Bank of Ireland Group PLC	16,663,094
		37,131,778
	Israel — 0.5%
209,233	Bank Hapoalim BM	1,850,061
316,972	Bank Leumi Le-Israel BM	2,583,096
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	142,417
3,858	First International Bank Of Israel Ltd.	146,242
31,673	ICL Group Ltd.	137,128
233	Israel Corp. Ltd.	52,084
249,942	Israel Discount Bank Ltd. Class A	1,246,658
47,047	Mizrahi Tefahot Bank Ltd.	1,593,544
3,645	Nice Ltd.*	596,115
30,257	Nice Ltd., ADR*	5,203,296
1,332	Nova Ltd.*(b)	312,394
680	Nova Ltd.*(b)	159,567
10,974	Phoenix Holdings Ltd.	100,209
4,002	Plus500 Ltd.	114,635
71,141	Teva Pharmaceutical Industries Ltd., ADR*	1,156,041
266,400	Teva Pharmaceutical Industries Ltd.*	4,382,956
5,881	Tower Semiconductor Ltd.*	231,182
3,427	Wix.com Ltd.*	545,133
		20,552,758
	Italy — 4.3%
2,608,300	A2A SpA	5,198,133
311,722	Assicurazioni Generali SpA	7,780,914
65,529	Azimut Holding SpA	1,546,481
3,634	Banca Generali SpA	145,897
121,310	Banca Mediolanum SpA	1,340,445

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
71,534	Banca Monte dei Paschi di Siena SpA	336,183
27,085	Banca Popolare di Sondrio SpA	193,910
92,178	Banco BPM SpA	594,134
11,333	BFF Bank SpA 144A	107,736
65,697	BPER Banca SpA	332,409
5,974	Buzzi SpA	240,611
236,222	Coca-Cola HBC AG	8,056,447
1,338,880	Davide Campari-Milano NV(a)	12,661,957
1,576,888	Eni SpA	24,258,697
30,440	Ferrari NV	12,419,989
37,346	FinecoBank Banca Fineco SpA	557,156
4,817,992	Intesa Sanpaolo SpA	17,923,152
294,535	Iveco Group NV	3,305,044
812,206	Leonardo SpA	18,872,053
376,604	Mediobanca Banca di Credito Finanziario SpA	5,525,633
673,960	MFE-MediaForEurope NV Class A	2,324,416
519,790	Pirelli & C SpA 144A	3,097,394
262,370	Poste Italiane SpA 144A	3,344,817
16,278	Prysmian SpA	1,008,725
57,942	Ryanair Holdings PLC, ADR	6,746,767
7,432	Saras SpA	12,896
574,748	UniCredit SpA	21,316,211
729,363	Unipol Gruppo SpA	7,254,131
		166,502,338
	Japan — 21.0%
38,000	Acom Co. Ltd.	96,618
11,300	AEON Financial Service Co. Ltd.	92,656
2,500	AEON REIT Investment Corp. REIT	2,070,123
218,100	AGC, Inc.(a)	7,058,489
2,700	Ain Holdings, Inc.	100,507
37,100	Air Water, Inc.	501,747
9,400	Aisin Corp.	306,379
11,400	Alfresa Holdings Corp.	156,125
52,000	Alpen Co. Ltd.(a)	659,779
27,700	Alps Alpine Co. Ltd.	264,584
133,800	Amada Co. Ltd.	1,478,072
82,400	Amano Corp.	2,127,873
51,400	Artience Co. Ltd.(a)	1,073,629
40,000	Asics Corp.	611,961
47,300	ASKA Pharmaceutical Holdings Co. Ltd.	729,524
14,500	Autobacs Seven Co. Ltd.	140,168
49,800	Bandai Namco Holdings, Inc.	972,100
4,900	BIPROGY, Inc.	135,796
180,700	Brother Industries Ltd.	3,180,167
8,400	Bunka Shutter Co. Ltd.	91,958
366,400	Canon, Inc.(a)	9,917,354
837,894	Chiba Bank Ltd.	7,459,059
397,100	Chubu Electric Power Co., Inc.	4,692,820
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
21,300	Chudenko Corp.	426,371
15,400	Chugoku Electric Power Co., Inc.	101,144
497,500	Citizen Watch Co. Ltd.	3,324,708
8,700	Coca-Cola Bottlers Japan Holdings, Inc.	109,088
7,000	COMSYS Holdings Corp.	134,508
3,800	Cosmo Energy Holdings Co. Ltd.	191,347
270,800	Credit Saison Co. Ltd.	5,602,526
447,500	Daicel Corp.	4,291,115
1,700	Daihen Corp.	87,716
346,600	Dai-ichi Life Holdings, Inc.	9,260,766
85,300	Daiichi Sankyo Co. Ltd.	2,929,238
99,600	Daiwa House Industry Co. Ltd.	2,524,364
461,400	Daiwa Securities Group, Inc.	3,519,444
5,400	Dexerials Corp.	250,194
34,900	Disco Corp.	13,243,168
32,300	Dowa Holdings Co. Ltd.	1,146,343
4,600	Duskin Co. Ltd.	104,863
2,600	Eagle Industry Co. Ltd.	31,163
12,000	Ebara Corp.	189,743
125,500	EDION Corp.	1,267,795
99,200	Electric Power Development Co. Ltd.	1,548,188
1,251,100	ENEOS Holdings, Inc.	6,428,940
121,200	Ezaki Glico Co. Ltd.(a)	3,150,175
5,600	Fuji Corp.	88,738
7,800	Fuji Electric Co. Ltd.	443,775
420,900	FUJIFILM Holdings Corp.	9,843,502
115,800	Fujikura Ltd.	2,286,341
62,200	Fujitsu Ltd.	973,253
94,000	Fukuoka Financial Group, Inc.	2,512,744
87,100	Furukawa Co. Ltd.	1,017,954
106,100	Furukawa Electric Co. Ltd.	2,687,128
28,700	Futaba Industrial Co. Ltd.	157,541
6,600	GungHo Online Entertainment, Inc.	111,251
79,194	Hachijuni Bank Ltd.	516,686
14,000	Hankyu Hanshin Holdings, Inc.	371,976
34,200	Hazama Ando Corp.	247,900
57,500	Hirose Electric Co. Ltd.	6,351,952
3,900	Hisamitsu Pharmaceutical Co., Inc.	90,117
576,500	Hitachi Ltd.	12,905,486
11,800	Hitachi Zosen Corp.	77,170
132,800	Hokkaido Electric Power Co., Inc.	985,722
11,500	Hokuhoku Financial Group, Inc.	147,736
2,409,900	Honda Motor Co. Ltd.	25,767,922
20,100	Horiba Ltd.	1,621,895
33,000	Hyakugo Bank Ltd.	141,962
23,300	Ichinen Holdings Co. Ltd.	250,584
64,000	Idemitsu Kosan Co. Ltd.	414,373
8,700	IHI Corp.	259,875
9,500	Iida Group Holdings Co. Ltd.	125,054

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
4,700	Inabata & Co. Ltd.	103,139
11,900	INFRONEER Holdings, Inc.	96,503
477,000	Inpex Corp.(a)	7,018,892
15,000	Isetan Mitsukoshi Holdings Ltd.	281,611
293,200	Isuzu Motors Ltd.	3,884,180
110,500	ITOCHU Corp.	5,395,170
3,400	Itoham Yonekyu Holdings, Inc.	90,781
2,800	Iwatani Corp.	162,820
14,900	J Front Retailing Co. Ltd.	155,382
32,600	Jaccs Co. Ltd.	943,386
101,700	Japan Exchange Group, Inc.	2,372,115
108,700	Japan Petroleum Exploration Co. Ltd.	4,392,329
216,700	Japan Post Bank Co. Ltd.	2,046,970
865,900	Japan Post Holdings Co. Ltd.	8,585,792
356,600	Japan Post Insurance Co. Ltd.	6,918,741
14,300	Japan Securities Finance Co. Ltd.	141,969
213,000	Japan Tobacco, Inc.(a)	5,757,329
36,700	JFE Holdings, Inc.	528,278
13,400	JTEKT Corp.	93,257
4,700	Juroku Financial Group, Inc.	139,224
22,300	Kajima Corp.	385,599
106,500	Kamigumi Co. Ltd.	2,193,426
290,700	Kandenko Co. Ltd.	3,111,932
93,800	Kaneka Corp.	2,463,664
288,300	Kanematsu Corp.	4,828,299
45,200	Kansai Electric Power Co., Inc.	759,234
15,400	Kansai Paint Co. Ltd.	247,955
27,600	Kao Corp.(a)	1,119,373
22,400	Kato Sangyo Co. Ltd.	600,174
512,300	Kawasaki Kisen Kaisha Ltd.	7,452,331
396,400	KDDI Corp.	10,482,939
42,800	Keyence Corp.	18,771,230
6,600	Kinden Corp.	131,417
47,900	Kirin Holdings Co. Ltd.(a)	617,286
54,400	Kitz Corp.(a)	384,513
79,800	Kohnan Shoji Co. Ltd.	2,071,149
214,700	Komatsu Ltd.	6,234,388
6,300	Konami Group Corp.	453,525
30,100	Konica Minolta, Inc.	83,305
20,086	Kose Corp.(a)	1,278,007
343,600	K's Holdings Corp.	3,230,729
45,100	Kura Sushi, Inc.	1,134,089
47,000	Kuraray Co. Ltd.(a)	540,386
34,400	KYB Corp.	1,159,070
81,000	Kyocera Corp.	932,311
16,100	Kyowa Kirin Co. Ltd.	274,989
2,600	Kyudenko Corp.	95,573
25,200	Kyushu Electric Power Co., Inc.	259,582
29,900	Lasertec Corp.	6,708,262
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
3,800	Life Corp.	93,075
308,500	Lion Corp.(a)	2,404,942
491,000	M3, Inc.	4,680,769
5,500	Mabuchi Motor Co. Ltd.(a)	81,632
2,300	Makino Milling Machine Co. Ltd.	96,513
13,600	Makita Corp.	369,633
706,100	Marubeni Corp.	13,061,050
3,700	Maruha Nichiro Corp.	72,615
63,400	Maxell Ltd.	703,131
35,000	Mazda Motor Corp.	338,555
1,083,300	Mebuki Financial Group, Inc.	4,218,445
11,700	Medipal Holdings Corp.	178,053
6,100	Megmilk Snow Brand Co. Ltd.	98,633
25,500	MEIJI Holdings Co. Ltd.	549,916
8,100	Mirait One Corp.	105,417
612,200	Mitsubishi Chemical Group Corp.	3,398,955
1,094,500	Mitsubishi Electric Corp.	17,469,407
196,500	Mitsubishi Gas Chemical Co., Inc.	3,747,743
682,200	Mitsubishi HC Capital, Inc.	4,503,894
700,700	Mitsubishi Motors Corp.	1,930,562
597,700	Mitsubishi UFJ Financial Group, Inc.	6,424,365
7,000	Mitsuboshi Belting Ltd.	196,910
161,800	Mitsui & Co. Ltd.	3,672,335
73,600	Mitsui Mining & Smelting Co. Ltd.	2,351,302
285,400	Mitsui OSK Lines Ltd.(a)	8,548,161
16,400	MIXI, Inc.	308,915
480,200	Mizuho Financial Group, Inc.	10,024,317
456,000	Mizuho Leasing Co. Ltd.	3,191,943
1,300	Mochida Pharmaceutical Co. Ltd.	25,174
5,600	Morinaga & Co. Ltd.	86,649
6,800	Morinaga Milk Industry Co. Ltd.	142,502
393,000	MS&AD Insurance Group Holdings, Inc.	8,734,148
11,700	Nachi-Fujikoshi Corp.	255,297
5,800	Nagase & Co. Ltd.	113,541
11,500	Nagoya Railroad Co. Ltd.	125,359
7,400	Namura Shipbuilding Co. Ltd.(a)	110,821
179,400	NEC Corp.	14,771,559
8,100	NEC Networks & System Integration Corp.	123,016
111,900	NGK Insulators Ltd.	1,433,010
5,100	NH Foods Ltd.	152,499
26,300	NHK Spring Co. Ltd.	262,166
3,800	Nichias Corp.	111,501
5,000	Nikkon Holdings Co. Ltd.	113,111
49,800	Nikon Corp.(a)	503,387
66,000	Nintendo Co. Ltd.	3,510,481
3,500	Nippn Corp.(a)	50,805
73,000	NIPPON EXPRESS HOLDINGS, Inc.(a)	3,365,007
49,200	Nippon Gas Co. Ltd.	739,407
24,500	Nippon Light Metal Holdings Co. Ltd.	274,304

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
3,300	Nippon Shinyaku Co. Ltd.	66,775
10,400	Nippon Shokubai Co. Ltd.	103,864
126,900	Nippon Soda Co. Ltd.	4,149,534
9,520,400	Nippon Telegraph & Telephone Corp.	8,984,189
29,000	Nippon Yusen KK	844,076
7,400	Nishi-Nippon Financial Holdings, Inc.	93,202
5,900	Nishi-Nippon Railroad Co. Ltd.	94,537
92,300	Nishio Holdings Co. Ltd.	2,369,756
151,400	Nissan Motor Co. Ltd.	513,796
20,600	Niterra Co. Ltd.	598,048
55,500	Nitto Denko Corp.	4,385,211
2,000	Nitto Kogyo Corp.	43,516
5,900	Nojima Corp.	59,161
7,300	NOK Corp.	97,093
1,373,800	Nomura Holdings, Inc.	7,874,199
257,600	Nomura Research Institute Ltd.	7,239,896
77,041	North Pacific Bank Ltd.	254,792
4,000	NS Solutions Corp.	67,711
23,100	NSK Ltd.	112,255
187,300	NTN Corp.	372,947
801,300	NTT Data Group Corp.	11,765,949
36,200	Obayashi Corp.	430,277
2,200	OBIC Business Consultants Co. Ltd.	92,002
9,700	Obic Co. Ltd.	1,250,640
44,100	Oji Holdings Corp.	174,031
10,000	Okasan Securities Group, Inc.(a)	49,608
10,700	Okinawa Electric Power Co., Inc.	74,167
2,600	Okumura Corp.	81,139
341,200	Olympus Corp.	5,501,071
226,800	Ono Pharmaceutical Co. Ltd.	3,096,893
23,000	Onward Holdings Co. Ltd.	88,934
594,400	ORIX Corp.	13,125,132
169,800	Osaka Gas Co. Ltd.	3,739,907
72,000	Otsuka Holdings Co. Ltd.	3,030,213
555,900	Pan Pacific International Holdings Corp.	13,007,631
849,900	Panasonic Holdings Corp.	6,958,338
20,100	Raito Kogyo Co. Ltd.	262,402
372,100	Renesas Electronics Corp.	6,960,394
364,500	Rengo Co. Ltd.	2,364,514
2,784,600	Resona Holdings, Inc.	18,427,245
6,000	Resorttrust, Inc.	88,997
160,500	Ricoh Co. Ltd.	1,372,422
13,300	Rinnai Corp.	302,611
463,500	Rohto Pharmaceutical Co. Ltd.	9,713,157
800	Rorze Corp.	157,901
28,100	Round One Corp.	144,291
15,700	Ryohin Keikaku Co. Ltd.	260,983
1,900	Saizeriya Co. Ltd.	64,727
12,100	San-In Godo Bank Ltd.	107,791
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
12,500	Sankyo Co. Ltd.	135,677
53,700	Sankyu, Inc.	1,832,063
135,000	Santen Pharmaceutical Co. Ltd.	1,379,709
11,400	Sanwa Holdings Corp.	208,461
34,200	Sanyo Chemical Industries Ltd.	847,240
5,000	SCREEN Holdings Co. Ltd.	450,702
11,500	Seibu Holdings, Inc.	158,495
165,600	Seiko Epson Corp.	2,572,637
78,600	Seino Holdings Co. Ltd.	1,060,558
217,100	Sekisui Chemical Co. Ltd.	3,004,256
34,300	Sekisui House Ltd.	759,735
53,400	Senshu Ikeda Holdings, Inc.	132,786
70,700	Seven Bank Ltd.	118,229
445,000	Shimadzu Corp.	11,134,682
2,700	Shimamura Co. Ltd.	122,764
33,300	Shimizu Corp.	187,036
311,500	Shin-Etsu Chemical Co. Ltd.	12,079,678
171,500	Shionogi & Co. Ltd.	6,692,189
132,900	SKY Perfect JSAT Holdings, Inc.	717,128
11,500	Socionext, Inc.(a)	272,308
345,840	Sojitz Corp.	8,404,131
253,200	Sompo Holdings, Inc.	5,406,826
5,300	Square Enix Holdings Co. Ltd.	159,204
8,000	Stanley Electric Co. Ltd.	142,733
185,600	Subaru Corp.	3,934,452
39,200	Sumitomo Bakelite Co. Ltd.	1,145,831
103,100	Sumitomo Corp.	2,574,616
168,600	Sumitomo Electric Industries Ltd.	2,622,911
167,400	Sumitomo Forestry Co. Ltd.(a)	5,325,039
175,500	Sumitomo Heavy Industries Ltd.(a)	4,561,516
106,100	Sumitomo Metal Mining Co. Ltd.	3,217,430
235,300	Sumitomo Mitsui Financial Group, Inc.	15,688,129
156,200	Sumitomo Mitsui Trust Holdings, Inc.	3,563,683
11,600	Sumitomo Osaka Cement Co. Ltd.	283,762
341,000	Sumitomo Rubber Industries Ltd.(a)	3,397,069
30,500	Sumitomo Seika Chemicals Co. Ltd.	1,008,703
5,300	Sumitomo Warehouse Co. Ltd.	86,159
13,100	Suntory Beverage & Food Ltd.	464,763
4,200	Suzuken Co. Ltd.	127,650
147,700	Suzuki Motor Corp.	1,699,569
3,000	SWCC Corp.	91,850
29,800	T&D Holdings, Inc.	520,287
7,600	Tadano Ltd.(a)	53,506
15,400	Taiheiyo Cement Corp.	386,580
5,600	Taikisha Ltd.	185,205
138,500	Taisei Corp.	5,123,794
13,000	Takara Holdings, Inc.	88,170
5,400	Takara Standard Co. Ltd.	58,243
3,400	Takasago Thermal Engineering Co. Ltd.	120,900

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
451,900	Takeda Pharmaceutical Co. Ltd.	11,720,296
7,900	Takuma Co. Ltd.	81,181
3,800	Tamron Co. Ltd.	98,390
199,900	Teijin Ltd.	1,660,863
992,700	Terumo Corp.	16,372,206
19,700	Tobu Railway Co. Ltd.	331,701
4,600	Toho Gas Co. Ltd.	111,611
6,000	Toho Holdings Co. Ltd.(a)	156,807
29,900	Tohoku Electric Power Co., Inc.	269,799
28,000	TOKAI Holdings Corp.	171,279
1,000	Token Corp.	74,102
425,100	Tokio Marine Holdings, Inc.	15,869,237
184,000	Tokuyama Corp.	3,374,935
1,812,700	Tokyo Electric Power Co. Holdings, Inc.*	9,761,039
105,400	Tokyo Electron Ltd.	22,867,462
308,400	Tokyo Gas Co. Ltd.	6,623,909
2,000	Tokyo Kiraboshi Financial Group, Inc.	59,431
3,200	Tokyo Seimitsu Co. Ltd.	244,585
5,500	Tomy Co. Ltd.	108,318
12,200	Tosoh Corp.	159,117
1,500	Towa Corp.	105,185
7,800	Toyo Seikan Group Holdings Ltd.	122,436
205,400	Toyo Suisan Kaisha Ltd.	12,175,115
7,100	Toyo Tire Corp.(a)	113,368
5,500	Toyota Boshoku Corp.	72,844
9,000	Toyota Industries Corp.	758,952
39,000	Toyota Tsusho Corp.	759,344
259,100	TS Tech Co. Ltd.	3,069,222
16,600	Tsubakimoto Chain Co.	642,907
10,500	UACJ Corp.	250,979
126,300	UBE Corp.	2,223,951
4,100	Ulvac, Inc.	267,879
25,700	Valor Holdings Co. Ltd.	393,345
4,400	Wacoal Holdings Corp.	122,979
26,900	Warabeya Nichiyo Holdings Co. Ltd.	382,781
34,200	Yamada Holdings Co. Ltd.	91,846
9,500	Yamaguchi Financial Group, Inc.	107,810
435,000	Yamaha Motor Co. Ltd.(a)	4,026,576
36,200	Yamaichi Electronics Co. Ltd.	749,385
3,900	Yamato Kogyo Co. Ltd.	189,739
7,700	Yamazaki Baking Co. Ltd.	158,059
154,200	Yokogawa Electric Corp.	3,728,944
200,000	Yokohama Rubber Co. Ltd.	4,422,479
		809,495,931
	Luxembourg — 0.1%
208,551	ArcelorMittal SA(b)	4,776,508
4,590	ArcelorMittal SA(b)	105,175
		4,881,683
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Netherlands — 5.0%
647,018	ABN AMRO Bank NV CVA, GDR 144A	10,644,332
10,269	Adyen NV*(a) 144A	12,251,663
757,426	Aegon Ltd.	4,682,299
4,515	Arcadis NV	286,224
2,811	ASM International NV	2,144,433
69,769	ASML Holding NV	72,098,016
113,455	ASR Nederland NV	5,412,213
4,645	BE Semiconductor Industries NV	777,359
103,501	Euronext NV	9,595,207
1,143,117	ING Groep NV	19,555,624
272,087	ING Groep NV, ADR	4,663,571
346,100	Koninklijke Ahold Delhaize NV	10,234,037
17,315	Koninklijke BAM Groep NV	72,782
4,267	Koninklijke Vopak NV	177,256
237,825	NN Group NV	11,074,930
7,502	Randstad NV	340,345
14,382	SBM Offshore NV	220,419
463,030	Universal Music Group NV	13,785,898
1,990	Van Lanschot Kempen NV, ADR	79,979
99,917	Wolters Kluwer NV	16,576,927
		194,673,514
	New Zealand — 0.0%
8,789	Xero Ltd.*	800,632
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	100,566
	Norway — 0.9%
510,801	Aker BP ASA	13,058,467
29,015	Aker Solutions ASA	120,447
107,527	Austevoll Seafood ASA	836,181
228,831	DNB Bank ASA	4,506,773
113,576	Equinor ASA	3,242,210
29,191	Equinor ASA, ADR	833,695
5,399	Frontline PLC(b)	139,078
4,327	Frontline PLC(b)	113,666
7,218	Golden Ocean Group Ltd.(b)	100,262
11,278	Golden Ocean Group Ltd.(b)	155,636
20,143	Kongsberg Gruppen ASA	1,645,871
196,900	Mowi ASA	3,286,136
82,208	Norsk Hydro ASA	513,438
457,100	Orkla ASA	3,724,201
1,970	Seadrill Ltd.*	101,455
48,962	Telenor ASA	559,631
388,451	Var Energi ASA	1,376,133
		34,313,280

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Portugal — 0.2%
536,228	Banco Comercial Portugues SA Class R	193,445
293,917	Galp Energia SGPS SA	6,211,912
20,013	Navigator Co. SA	83,351
1,993,026	Sonae SGPS SA	1,869,023
		8,357,731
	Russia — 0.0%
3,792,080	Gazprom PJSC*(c)(d)(e)	102,002
843,000	GMK Norilskiy Nickel PAO(c)(d)(e)	19,548
113,778	LUKOIL PJSC(c)(d)(e)	65,694
18,119	Novatek PJSC(c)(d)(e)	2,584
169,349	Rosneft Oil Co. PJSC(c)(d)(e)	5,890
1,092,670	Sberbank of Russia PJSC(c)(d)(e)	16,469
296,674	Tatneft PJSC(c)(d)(e)	12,658
		224,845
	Singapore — 0.5%
126,600	ComfortDelGro Corp. Ltd.	125,175
390,100	Genting Singapore Ltd.	248,985
16,364	Hafnia Ltd.	137,859
96,800	Jardine Cycle & Carriage Ltd.(a)	1,899,930
53,500	Singapore Exchange Ltd.	374,233
111,400	Singapore Technologies Engineering Ltd.	355,921
132,063	STMicroelectronics NV(b)	5,217,820
11,916	STMicroelectronics NV(b)	470,930
346,000	United Overseas Bank Ltd.	7,998,657
24,600	Venture Corp. Ltd.	258,116
		17,087,626
	South Africa — 0.2%
10,400	Anglo American Platinum Ltd.	342,710
119,600	Anglo American PLC	3,782,681
347,000	MTN Group Ltd.(a)	1,614,139
1,003,000	Old Mutual Ltd.(a)	669,447
149,876	Tiger Brands Ltd.(a)	1,633,123
		8,042,100
	South Korea — 1.2%
103,600	Doosan Bobcat, Inc.	3,861,010
1,496	Hyundai Mobis Co. Ltd.	273,334
127,332	Kia Corp.	11,960,790
403,754	Samsung Electronics Co. Ltd.	23,905,522
3,819	Samsung Fire & Marine Insurance Co. Ltd.	1,079,252
85,900	SK Telecom Co. Ltd.	3,213,840
		44,293,748
	Spain — 2.3%
14,287	ACS Actividades de Construccion y Servicios SA(a)	616,771
171,846	Amadeus IT Group SA(a)	11,444,699
384,863	Banco Bilbao Vizcaya Argentaria SA	3,857,486
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Spain — continued
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	484,920
3,764,531	Banco de Sabadell SA	7,264,366
4,105,191	Banco Santander SA	19,053,076
102,501	Banco Santander SA, ADR	474,580
294,033	Bankinter SA(a)	2,403,181
3,797,368	CaixaBank SA	20,117,175
7,958	Indra Sistemas SA(a)	164,695
66,282	Industria de Diseno Textil SA	3,293,311
1,599,120	Mapfre SA(a)	3,691,649
985,218	Repsol SA(a)	15,558,802
294,256	Unicaja Banco SA 144A	401,780
		88,826,491
	Sweden — 1.6%
17,313	Alfa Laval AB	758,717
94,666	Atlas Copco AB Class B	1,529,913
3,444	Betsson AB, Class B	40,293
288,742	Epiroc AB Class A	5,766,551
6,500	Granges AB	83,473
537,896	H & M Hennes & Mauritz AB Class B (a)	8,515,256
3,799	Hemnet Group AB	114,865
14,200	Industrivarden AB Class A	483,515
65,741	Industrivarden AB Class C (a)	2,219,881
169,186	Investor AB Class B	4,636,152
2,262	Inwido AB	30,864
4,766	L E Lundbergforetagen AB Class B	235,820
2,986	Lindab International AB	63,948
68,470	Sandvik AB	1,373,253
421,700	Securitas AB Class B	4,189,047
98,000	Skandinaviska Enskilda Banken AB Class A	1,448,226
286,400	SKF AB Class B	5,754,936
333,842	Svenska Cellulosa AB SCA Class B	4,935,031
90,042	Svenska Handelsbanken AB Class A	858,316
296,409	Swedbank AB Class A	6,104,399
32,993	Tele2 AB Class B	332,416
346,261	Telefonaktiebolaget LM Ericsson Class B	2,151,421
131,269	Telia Co. AB	352,399
14,137	Trelleborg AB Class B	550,518
390,400	Volvo AB Class B	9,993,904
		62,523,114
	Switzerland — 5.9%
364,588	ABB Ltd.(b)	20,253,987
17,866	ABB Ltd.(b)	991,974
6,656	Accelleron Industries AG(a)	260,729
85,970	Adecco Group AG	2,852,911
2,829	Baloise Holding AG	498,050
8,200	Bucher Industries AG	3,303,361
1,926	Cembra Money Bank AG	164,394

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
225	Chocoladefabriken Lindt & Spruengli AG	2,626,586
32,194	Cie Financiere Richemont SA Class A	5,024,715
136,078	DSM-Firmenich AG	15,400,879
7,435	EFG International AG	109,382
1,230	Flughafen Zurich AG	271,980
131,364	Galderma Group AG*	10,812,020
121,823	Julius Baer Group Ltd.	6,805,603
385	Kardex Holding AG	97,685
18,615	Landis & Gyr Group AG	1,503,949
70,468	Logitech International SA(b)	6,816,246
49,002	Logitech International SA(b)	4,747,314
23,930	Lonza Group AG	13,059,506
421,591	Novartis AG	45,119,526
363,740	On Holding AG Class A *	14,113,112
54,940	Sandoz Group AG	1,989,481
25,801	Schindler Holding AG	6,483,269
77,061	SGS SA	6,860,539
23,037	Sika AG	6,593,720
4,900	Stadler Rail AG(a)	139,322
3,173	Swatch Group AG	129,589
10,300	Swatch Group AG Bearer Shares	2,109,632
4,367	Swiss Life Holding AG	3,210,372
986,604	UBS Group AG(b)	29,040,369
137,761	UBS Group AG*(b)	4,069,460
1,187	Valiant Holding AG	134,472
20,557	Zurich Insurance Group AG	10,960,226
		226,554,360
	Taiwan — 1.8%
997,000	ASE Technology Holding Co. Ltd.	5,178,383
1,290,000	Chipbond Technology Corp.	2,668,156
1,107,000	Compeq Manufacturing Co. Ltd.	2,777,609
573,000	Hon Hai Precision Industry Co. Ltd.	3,779,788
91,000	MediaTek, Inc.	3,927,069
139,000	Novatek Microelectronics Corp.	2,596,489
558,000	Sino-American Silicon Products, Inc.	3,741,042
492,000	Taiwan Semiconductor Manufacturing Co. Ltd.	14,650,124
158,184	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,493,961
1,786,000	United Microelectronics Corp.*	3,066,449
		69,879,070
	Thailand — 0.0%
10,006,800	Quality Houses PCL Class F	499,011
	Turkey — 0.3%
338,400	BIM Birlesik Magazalar AS	5,625,635
229,900	Coca-Cola Icecek AS	5,792,469
		11,418,104
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — 8.7%
266,500	3i Group PLC	10,328,818
1,542	4imprint Group PLC	114,225
146,800	Associated British Foods PLC	4,590,997
68,670	AstraZeneca PLC, ADR	5,355,573
671,637	Aviva PLC	4,046,410
435,246	B&M European Value Retail SA	2,405,449
15,031	Babcock International Group PLC	99,184
413,000	BAE Systems PLC	6,891,365
1,074	BAE Systems PLC, ADR	71,797
755,777	Balfour Beatty PLC	3,489,038
12,064,363	Barclays PLC	31,858,409
558,142	Barclays PLC, ADR	5,977,701
11,139	Bellway PLC	357,089
9,364	Bodycote PLC	80,728
235,600	British American Tobacco PLC	7,237,070
2,218,190	BT Group PLC(a)	3,935,432
564,700	Centrica PLC	962,966
19,624	Chemring Group PLC	92,405
881,500	CK Hutchison Holdings Ltd.	4,222,673
263,320	Compass Group PLC	7,189,834
58,972	Croda International PLC	2,943,095
22,066	Darktrace PLC*	160,835
440,175	Diageo PLC	13,852,200
8,500	Drax Group PLC	52,886
413,265	Hiscox Ltd.	6,007,693
96,534	IG Group Holdings PLC	999,414
563,976	IMI PLC	12,575,940
229,500	Imperial Brands PLC	5,871,843
84,237	Informa PLC	911,290
111,918	Intertek Group PLC	6,782,335
1,537,000	J Sainsbury PLC	4,954,448
1,999,920	Kingfisher PLC	6,289,907
19,121	Lancashire Holdings Ltd.	148,409
17,405,893	Lloyds Banking Group PLC	12,044,322
220,703	London Stock Exchange Group PLC	26,225,111
1,095,551	Man Group PLC	3,354,192
845,100	Marks & Spencer Group PLC	3,060,652
1,596,684	Melrose Industries PLC	11,169,645
681,500	Mitchells & Butlers PLC*	2,459,536
32,159	MONY Group PLC	90,329
6,329,234	NatWest Group PLC	24,946,436
362,340	Ocado Group PLC*(a)	1,323,260
527,433	Paragon Banking Group PLC	4,900,449
568,456	QinetiQ Group PLC	3,184,768
315,379	Redrow PLC	2,659,132
683,496	RELX PLC(b)	31,441,212
87,667	RELX PLC(b)	4,036,399
690,673	Rolls-Royce Holdings PLC*	3,988,226
69,007	Serco Group PLC	156,755

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
39,305	Spirax Group PLC	4,213,324
114,695	Standard Chartered PLC(b)	1,038,099
10,600	Standard Chartered PLC(b)	96,531
2,213,000	Tesco PLC	8,560,203
50,139	TP ICAP Group PLC	126,635
240,070	Unilever PLC(b)	13,185,874
42,377	Unilever PLC(b)	2,329,013
8,111	Vesuvius PLC	47,318
29,584	Virgin Money U.K. PLC	79,880
44,000	Vistry Group PLC*	657,989
5,764,678	Vodafone Group PLC	5,083,499
581,587	Vodafone Group PLC, ADR	5,158,677
		336,474,924
	United States — 11.8%
94,028	Agilent Technologies, Inc.	12,188,850
54,849	Analog Devices, Inc.	12,519,833
1,476,930	BP PLC	8,871,919
705,543	BP PLC, ADR	25,470,102
117,735	Bruker Corp.	7,512,670
79,617	Cadence Design Systems, Inc.*	24,502,132
363,011	CRH PLC	27,218,565
72,830	CSL Ltd.	14,358,873
2,574	CyberArk Software Ltd.*	703,783
364,872	Experian PLC	17,001,104
969,504	GSK PLC	18,744,779
136,581	GSK PLC, ADR	5,258,369
6,263,316	Haleon PLC	25,541,708
313,410	Holcim AG	27,769,535
62,190	ICON PLC*	19,494,699
201,240	James Hardie Industries PLC, CDI*	6,357,033
81,612	Janus Henderson Group PLC	2,751,141
623,000	JBS SA*	3,619,478
130,370	Nestle SA	13,306,851
72,988	Reliance Worldwide Corp. Ltd.	220,328
156,953	Roche Holding AG	43,578,648
159,296	Sanofi SA	15,355,057
204,660	Schneider Electric SE	49,198,961
169,722	Shell PLC(b)	6,110,918
991,489	Shell PLC(b)	35,519,675
162,784	Signify NV 144A	4,065,007
103,731	Stellantis NV(b)	2,054,046
126,036	Stellantis NV(b)	2,494,912
333,623	Stellantis NV(b)	6,622,417
136,590	Swiss Re AG	16,948,347
		455,359,740
	TOTAL COMMON STOCKS (COST $3,233,364,356)	3,690,670,876

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
	INVESTMENT COMPANIES — 0.3%
	United States — 0.3%
134,127	iShares MSCI EAFE ETF	10,506,168
35,730	iShares MSCI Eurozone ETF	1,744,517
2,598	Vanguard FTSE Developed Markets ETF	128,393
	TOTAL INVESTMENT COMPANIES (COST $11,306,234)	12,379,078

	PREFERRED STOCKS — 0.7%
	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 14.35%	7,962,862
	Germany — 0.5%
5,781	Bayerische Motoren Werke AG, 7.30%	510,843
15,947	Henkel AG & Co. KGaA, 2.24%	1,422,330
3,941	Porsche Automobil Holding SE, 6.08%	178,285
414,900	Schaeffler AG, 8.40%	2,390,097
105,214	Volkswagen AG, 8.60%	11,885,237
		16,386,792
	TOTAL PREFERRED STOCKS (COST $32,057,641)	24,349,654

Par Value ($)
	SHORT-TERM INVESTMENT — 2.3%
	Mutual Fund - Securities Lending Collateral — 2.3%
89,474,213	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f)(g)	89,474,213
	TOTAL SHORT-TERM INVESTMENT (COST $89,474,213)	89,474,213
	TOTAL INVESTMENTS — 98.9% (Cost $3,366,202,444)	3,816,873,821
	Other Assets and Liabilities (net) — 1.1%	44,241,207
	NET ASSETS — 100.0%	$3,861,115,028

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $224,845 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2024 was $29,569,045.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $224,845 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2024 was $29,569,045.

(f)	The rate disclosed is the 7-day net yield as of June 30, 2024.

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $46,238,037 which represents 1.2% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
773	MSCI EAFE Index	Sep 2024	$90,564,680	$(622,847)

Abbreviations
ADR	—	American Depository Receipt
CDI	—	CREST Depository Interest
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	21.8
Consumer, Non-cyclical	19.5
Industrial	14.7
Consumer, Cyclical	11.5
Technology	11.2
Energy	7.2
Basic Materials	6.2
Communications	3.1
Utilities	1.1
Investment Companies	0.3
Diversified	0.0*
Short-Term Investment	2.3
Other Assets and Liabilities (net)	1.1
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 98.0%
		Asset Backed Securities — 10.7%
207,685		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/20/30 144A	205,084
2,700,000		Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.61%, due 02/15/29 144A	2,691,636
250,000		AIMCO CLO 10 Ltd., Series 2019-10A, Class ARR, 6.74% (3 mo. USD Term SOFR + 1.41%), due 07/22/37(b) 144A	250,191
268,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	246,989
359,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	367,388
2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,613,062
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	381,222
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	375,420
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	707,057
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	811,200
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38 144A	1,191,700
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,407,868
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,624,640
4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 5.65% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,331,585
372,000		Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 6.76% (3 mo. USD Term SOFR + 1.44%), due 07/25/37(b) 144A	372,468
147,000		Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	152,364
146,517		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	131,473
918,225		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	852,870
5,000,000		Atlas Senior Loan Fund XXIII Ltd., Series 2024-23A, Class A1, 6.87% (3 mo. USD Term SOFR + 1.53%), due 07/20/37(b) 144A	5,001,250
700,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, due 06/20/30 144A	698,407
3,863,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	3,837,637
1,838,000		BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, due 04/15/28	1,831,864
339,000		Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, 6.85% (3 mo. USD Term SOFR + 1.52%), due 07/15/37(b) 144A	341,373
272,000		Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 6.84% (3 mo. USD Term SOFR +1.51%), due 07/25/37(b) 144A	272,468
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 4.86% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,665,888
250,000		Battalion CLO XXV Ltd., Series 2024-25A, Class A, 6.90% (3 mo. USD Term SOFR + 1.63%), due 03/13/37(b) 144A	251,676
1,249,494	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 4.51% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,327,282
1,458,988		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54 144A	1,468,898
212,816		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	205,056
3,021,000		Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, due 05/15/28	2,982,073
1,623,279	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 4.58% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	1,734,272
405,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	396,552
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	287,968
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	293,455
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	282,410
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	377,354
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	188,167
839,189		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	795,605
733,224		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	672,147
1,369,080		CIFC Funding Ltd., Series 2014-2RA, Class A1, 6.63% (3 mo. USD Term SOFR + 1.31%), due 04/24/30(b) 144A	1,370,911
1,653,933		CIFC Funding Ltd., Series 2015-1A, Class ARR, 6.70% (3 mo. USD Term SOFR + 1.37%), due 01/22/31(b) 144A	1,656,229
1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,158,355
810,108		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	730,494
644,457		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	573,552
585,830		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	523,383
122,311		Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	111,185
2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,251,012
2,165,000		Crown Point CLO 11 Ltd., Series 2021-11A, Class A, 6.70% (3 mo. USD Term SOFR + 1.38%), due 01/17/34(b) 144A	2,165,598
2,212,477	EUR	CVC Cordatus Loan Fund VII DAC, Series 7A, Class ARR, 4.35% (3 mo. EURIBOR + 0.63%), due 09/15/31(b) 144A	2,360,914
686,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	646,997
622,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	577,529
449,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	417,038
261,563		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	248,747
1,193,400		DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,097,148
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	137,157
1,160,900		Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	1,112,451
4,080,610		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	3,629,679
592,110		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	540,040
676,650		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	592,566
405,000		Elmwood CLO IV Ltd., Series 2020-1A, Class AR, 6.78% (3 mo. USD Term SOFR + 1.46%), due 04/18/37(b) 144A	407,314
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	488,249
430,000		Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, due 01/26/54 144A	447,124
305,000		Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	297,198
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	284,935
2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,235,815
841,000		Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, due 02/15/36 144A	848,325
1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,814,314
2,135,000		Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, due 05/15/28 144A	2,122,547
918,598		Generate CLO 2 Ltd., Series 2A, Class AR, 6.74% (3 mo. USD Term SOFR + 1.41%), due 01/22/31(b) 144A	919,524
3,030,106		Generate CLO 4 Ltd., Series 4A, Class A1R, 6.68% (3 mo. USD Term SOFR + 1.35%), due 04/20/32(b) 144A	3,031,709

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	293,454
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	505,112
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	717,532
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	513,493
998,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	995,575
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,003,376
250,000		GoldenTree Loan Management U.S. CLO 20 Ltd., Series 2024-20A, Class A, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/20/37(b) 144A	250,064
316,393		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	310,281
486,717		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	470,153
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 5.15% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,359,020
746,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	703,506
50,413		Home Equity Asset Trust, Series 2003-8, Class M1, 6.54% (1 mo. USD Term SOFR + 1.19%), due 04/25/34(b)	49,621
133,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	134,962
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 4.56% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	2,129,674
2,600,000		Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 07/17/28 144A	2,596,108
2,527,071	EUR	Madison Park Euro Funding XIV DAC, Series 14A, Class A1R, 4.71% (3 mo. EURIBOR + 0.80%), due 07/15/32(b) 144A	2,697,435
4,865,000		Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.62% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(b) 144A	4,871,091
2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 6.70% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,002,178
387,000		Magnetite XL Ltd., Series 2024-40A, Class A1, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/15/37(b) 144A	387,363
575,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	588,810
657,195		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 6.71% (3 mo. USD Term SOFR + 1.38%), due 04/21/31(b) 144A	657,762
36,320		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.48% (1 mo. USD Term SOFR + 1.13%), due 10/25/33(b)	35,975
3,572		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 6.51% (1 mo. USD Term SOFR + 1.16%), due 06/25/33(b)	3,569
233,305		Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	214,957
71,032		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	62,561
977,760		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	876,388
509,278		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	448,924
127,018		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.88% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	123,346
1,206,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	1,075,957
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
296,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	255,704
2,643,000	NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,591,013
3,163,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, due 03/15/29 144A	3,154,006
4,750,000	NGC Ltd., Series 2024-1A, Class A1, 6.93% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,753,562
63,166	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	59,481
2,435,000	OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.58% (3 mo. USD Term SOFR + 1.25%), due 01/15/33(b) 144A	2,436,522
282,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, 6.78% (3 mo. USD Term SOFR + 1.46%), due 04/20/37(b) 144A	283,041
722,057	OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 6.84% (3 mo. USD Term SOFR + 1.51%), due 10/22/30(b) 144A	722,237
5,250,000	OZLM VI Ltd., Series 2014-6A, Class A1T, 6.47% (3 mo. USD Term SOFR + 1.13%), due 04/17/31(b) 144A	5,250,197
202,820	OZLM XI Ltd., Series 2015-11A, Class A1R, 6.84% (3 mo. USD Term SOFR + 1.51%), due 10/30/30(b) 144A	203,040
322,000	Palmer Square CLO Ltd., Series 2024-2A, Class A1, 6.75% (3 mo. USD Term SOFR + 1.40%), due 07/20/37(b)(c) 144A	322,242
1,666,845	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 6.59% (3 mo. USD Term SOFR + 1.26%), due 10/20/31(b) 144A	1,668,365
2,492,000	PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,443,045
1,994,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	1,980,109
1,521,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,518,959
1,186,405	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,106,423
316,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	288,339
1,555,350	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,456,418
3,119,000	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	2,810,536
1,781,000	Progress Residential Trust, Series 2024-SFR4, Class A, 3.10%, due 07/09/29(c) 144A	1,601,862
1,847	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35	1,835
602,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	581,202
596,684	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	581,308
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	593,089
1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, due 10/16/28	1,533,565
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	198,339
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	604,439
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	913,088
1,400,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class C, 6.43%, due 02/18/31	1,441,721
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	404,668
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	102,734
500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	499,078
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	504,851
2,500,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	2,506,875
3,200,000	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,187,369
406,980	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	410,862
628,650	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	612,269

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
47,651	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	42,049
476,174	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	474,938
609,697	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	579,820
615,593	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	534,613
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,028,117
315,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	318,588
4,056,000	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	4,122,779
181,290	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	172,423
200,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	193,387
1,075,837	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	979,543
1,859,872	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,616,474
3,000,000	TCW CLO Ltd., Series 2019-2A, Class A1R, 6.60% (3 mo. USD Term SOFR + 1.28%), due 10/20/32(b) 144A	3,000,756
530,075	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	461,335
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 7.53% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,055,776
1,185,584	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(d) 144A	1,190,696
3,054,000	Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63%, due 09/15/27	3,028,458
1,516,581	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,450,045
2,659,282	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,616,043
2,755,507	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00%, due 12/17/40 144A	2,717,846
1,500,000	Trimaran Cavu Ltd., Series 2021-1A, Class A, 6.80% (3 mo. USD Term SOFR + 1.47%), due 04/23/32(b) 144A	1,501,426
737,112	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	660,928
535,575	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	471,804
1,026,004	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	959,871
696,778	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	653,626
880,721	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	821,336
358,069	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	333,536
299,531	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	275,605
1,838,073	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,580,202
763,036	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	623,474
2,329,467	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,089,931
1,581,924	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,460,816
2,542,703	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,360,678
2,158,515	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,143,980
1,738,613	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,676,509
2,838,083	U.S. Small Business Administration, Series 2023-25E, Class 1, 4.62%, due 05/01/48	2,751,706
2,843,786	U.S. Small Business Administration, Series 2023-25F, Class 1, 4.93%, due 06/01/48	2,815,646
1,308,950	U.S. Small Business Administration, Series 2023-25J, Class 1, 5.82%, due 10/01/48	1,359,065
1,322,050	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,339,170
1,856,000	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,890,210
968,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	917,100
860,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	764,542
500,000	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 6.85% (3 mo. USD Term SOFR + 1.52%), due 01/15/32(b) 144A	500,593
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,338,469
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
462,650	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	412,215
436,642	Wellfleet CLO Ltd., Series 2018-3A, Class A1A, 6.84% (3 mo. USD Term SOFR + 1.51%), due 01/20/32(b) 144A	437,204
4,000,000	Wellfleet CLO Ltd., Series 2020-1A, Class A1AR, 6.54% (3 mo. USD Term SOFR + 1.20%), due 04/15/33(b) 144A	4,001,000
518,177	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	497,056
2,138,247	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,868,212
144,204	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	131,128
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	190,284
559,188	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	496,948
		231,992,654
	Corporate Debt — 31.9%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	210,928
128,000	AAR Escrow Issuer LLC, 6.75%, due 03/15/29 144A	130,597
1,909,000	AbbVie, Inc., 3.20%, due 11/21/29	1,752,175
300,000	AbbVie, Inc., 3.80%, due 03/15/25	296,348
65,000	AbbVie, Inc., 4.05%, due 11/21/39(e)	56,490
1,035,000	AbbVie, Inc., 4.55%, due 03/15/35	982,166
130,000	AbbVie, Inc., 4.70%, due 05/14/45	117,503
445,000	AbbVie, Inc., 4.75%, due 03/15/45	404,213
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	179,169
387,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	338,891
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30(e)	1,146,212
125,000	AECOM, 5.13%, due 03/15/27	122,948
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	287,367
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	233,536
2,206,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	2,058,585
3,420,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	3,109,186
768,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	660,114
2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,062,504
200,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34(c) 144A	202,741
378,331	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	329,258
370,000	Aetna, Inc., 4.75%, due 03/15/44	311,700
555,891	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	528,228
636,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	689,265
430,000	Air Lease Corp., 3.63%, due 12/01/27	405,830
4,171,000	Air Lease Corp., 5.20%, due 07/15/31	4,077,422
1,177,000	Aker BP ASA, 2.00%, due 07/15/26 144A	1,095,359
322,000	Aker BP ASA, 3.10%, due 07/15/31 144A	274,325
2,225,000	Aker BP ASA, 3.75%, due 01/15/30 144A	2,038,742
315,000	Aker BP ASA, 4.00%, due 01/15/31 144A	286,060
300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	270,103
427,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	421,991
129,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	132,707
2,895,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	2,266,846
426,965	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	320,939
565,000	Algonquin Power & Utilities Corp., 5.37%, due 06/15/26(f)	562,536

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29(e) 144A	175,271
605,000	Ally Financial, Inc., 6.99% (SOFR + 3.26%), due 06/13/29(b)	628,052
385,000	Ally Financial, Inc., 7.10%, due 11/15/27	401,322
215,000	Altria Group, Inc., 3.40%, due 05/06/30	194,592
3,340,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,670,002
107,000	Amer Sports Co., 6.75%, due 02/16/31 144A	106,794
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,739,472
289,941	American Airlines Pass-Through Trust, 3.70%, due 04/01/28	277,219
556,337	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	478,201
525,392	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	469,536
143,149	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	130,443
1,322,574	American Airlines Pass-Through Trust, 3.38%, due 11/01/28	1,250,283
744,631	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	655,017
261,119	American Airlines Pass-Through Trust, 3.58%, due 07/15/29	247,083
367,344	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	333,360
491,575	American Airlines Pass-Through Trust, 3.65%, due 02/15/29	464,783
174,466	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	163,235
600,310	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	555,510
253,738	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	235,409
716,410	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	672,312
426,000	American Airlines, Inc., 7.25%, due 02/15/28(e) 144A	426,725
290,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	289,130
367,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	351,776
1,009,000	American Tower Corp., 3.80%, due 08/15/29	938,215
1,405,000	American Tower Corp., 5.20%, due 02/15/29	1,400,660
2,967,000	American Tower Trust #1, 5.49%, due 03/15/28 144A	2,981,163
415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	402,455
340,000	Amgen, Inc., 2.80%, due 08/15/41	239,189
1,450,000	Amgen, Inc., 5.25%, due 03/02/30	1,461,079
879,000	Amgen, Inc., 5.25%, due 03/02/33	876,870
234,000	AmWINS Group, Inc., 6.38%, due 02/15/29 144A	234,784
485,000	Anglo American Capital PLC, 4.75%, due 04/10/27 144A	476,255
740,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	682,688
80,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	70,827
492,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	477,263
349,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	352,362
179,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	173,340
1,000,000	Apple, Inc., 3.85%, due 08/04/46	816,265
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	855,898
2,015,000	Aptiv PLC/Aptiv Corp., 3.25%, due 03/01/32(e)	1,747,927
453,000	APX Group, Inc., 5.75%, due 07/15/29 144A	434,943
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	224,245
196,000	Ares Capital Corp., 5.95%, due 07/15/29	192,733
372,000	ARES Capital Corp., 2.15%, due 07/15/26	343,898
527,000	ARES Capital Corp., 2.88%, due 06/15/28	467,018
412,000	ARES Capital Corp., 5.88%, due 03/01/29	406,211
266,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	279,472
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
76,000	Artera Services LLC, 8.50%, due 02/15/31 144A	78,299
195,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	180,456
455,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	422,191
710,000	Ascension Health, 2.53%, due 11/15/29	632,232
150,000	Ascension Health, 3.11%, due 11/15/39	116,714
557,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	544,753
402,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	324,734
295,000	Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	276,825
403,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	388,327
538,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	524,569
121,000	Ashtead Capital, Inc., 5.80%, due 04/15/34 144A	120,146
583,000	Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	584,540
3,369,000	AT&T, Inc., 2.30%, due 06/01/27	3,117,278
247,000	AT&T, Inc., 2.55%, due 12/01/33	196,481
814,000	AT&T, Inc., 3.50%, due 06/01/41	622,285
595,000	AT&T, Inc., 3.65%, due 09/15/59	399,344
305,000	AT&T, Inc., 4.50%, due 05/15/35	280,994
3,440,000	AT&T, Inc., 5.40%, due 02/15/34	3,441,582
360,000	Athene Holding Ltd., 3.50%, due 01/15/31	318,920
316,382	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	331,015
360,000	Atlassian Corp., 5.25%, due 05/15/29	360,128
363,000	Autodesk, Inc., 2.85%, due 01/15/30	323,690
611,000	AutoNation, Inc., 4.75%, due 06/01/30	584,244
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30(e) 144A	2,005,495
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	679,042
1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	939,539
2,597,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	2,586,070
170,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 05/15/31 144A	172,109
175,000	Ball Corp., 3.13%, due 09/15/31	148,176
450,000	Ball Corp., 6.00%, due 06/15/29(e)	452,980
200,000	Banco Santander SA, 1.85%, due 03/25/26	187,551
713,000	Banco Santander SA, 4.38%, due 04/12/28	686,382
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	248,551
2,773,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	2,460,580
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(b)	1,072,810
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,014,654
1,084,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	937,550
7,111,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	6,012,418
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	204,770
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,090,129
871,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(b)	763,716
804,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	768,939
310,000	Bank of America Corp., 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(b)	298,764
4,993,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	4,710,576
2,545,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	2,525,192
998,000	Bank of America Corp., 6.30% (3 mo. USD Term SOFR + 4.81%)(b)(e)(g)	1,003,837
892,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	913,310
1,849,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)	1,838,349

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
651,000	Barclays PLC, 4.38% (5 yr. CMT + 3.41%)(b)(g)	548,275
400,000	Barclays PLC, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(b)	391,643
3,270,000	Barclays PLC, 6.49% (SOFR + 2.22%), due 09/13/29(b)	3,386,055
334,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(g)	339,959
156,000	BAT Capital Corp., 3.56%, due 08/15/27	148,223
2,515,000	BAT Capital Corp., 4.39%, due 08/15/37	2,123,642
1,385,000	BAT Capital Corp., 6.34%, due 08/02/30(e)	1,444,365
282,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	257,264
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	481,759
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	88,077
1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,792,764
1,960,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/30	1,987,857
2,090,000	BlackRock Funding, Inc., 5.00%, due 03/14/34	2,074,555
1,858,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,624,802
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	604,137
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	508,515
118,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27	108,975
701,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29(e)	640,041
560,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28 144A	580,635
190,000	Block, Inc., 3.50%, due 06/01/31	164,049
113,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	115,149
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	56,584
538,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	500,797
945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(b) 144A	873,408
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	227,009
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(b) 144A	193,368
1,035,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(b) 144A	871,514
3,530,000	BNP Paribas SA, 4.40%, due 08/14/28 144A	3,391,130
537,000	BNP Paribas SA, 5.50% (SOFR + 1.59%), due 05/20/30(b) 144A	535,052
233,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(e)(g) 144A	247,641
2,545,000	Boeing Co., 2.20%, due 02/04/26	2,393,177
2,670,000	Boeing Co., 3.60%, due 05/01/34(e)	2,149,227
270,000	Boeing Co., 3.90%, due 05/01/49	180,755
325,000	Boeing Co., 3.95%, due 08/01/59	207,278
232,000	Boeing Co., 6.30%, due 05/01/29 144A	235,333
643,000	Booking Holdings, Inc., 4.63%, due 04/13/30	633,514
541,000	BPCE SA, 5.72% (1 yr. CMT + 1.96%), due 01/18/30(b) 144A	540,078
362,000	Braskem Idesa SAPI, 6.99%, due 02/20/32(e) 144A	274,872
981,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	830,190
121,025	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	113,065
284,216	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	267,015
76,253	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	79,859
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31(e)	868,614
584,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	467,874
1,950,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	1,543,914
1,829,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,577,485
2,566,000	Broadcom, Inc., 4.11%, due 09/15/28	2,476,578
2,355,000	Broadcom, Inc., 4.75%, due 04/15/29	2,323,494
1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32(e)	1,482,477
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,287,985
282,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	257,889
289,000	Brunswick Corp., 5.85%, due 03/18/29	289,271
527,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	466,301
345,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	345,865
536,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	531,316
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31(e)	1,403,616
463,000	C&W Senior Finance Ltd., 6.88%, due 09/15/27 144A	444,678
272,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	273,512
200,000	Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	204,461
395,000	CaixaBank SA, 5.67% (SOFR + 1.78%), due 03/15/30(b) 144A	393,481
550,000	Calpine Corp., 3.75%, due 03/01/31 144A	486,523
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	517,806
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(b)	217,924
1,030,000	Carrier Global Corp., 5.90%, due 03/15/34(e)	1,075,489
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	191,245
254,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	229,686
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	449,261
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	190,878
520,000	Cemex SAB de CV, 3.88%, due 07/11/31(e) 144A	458,789
489,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	472,651
599,000	Cencora, Inc., 2.80%, due 05/15/30	528,575
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(e)	102,270
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	198,136
163,000	Centene Corp., 2.45%, due 07/15/28	144,845
570,000	Centene Corp., 3.00%, due 10/15/30	487,808
349,000	Centene Corp., 3.38%, due 02/15/30	310,039
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49(e)	241,298
402,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	358,904
689,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(b)	698,292
754,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	784,440
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(e)	127,319
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	809,575
1,064,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	1,005,899
105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	77,102
3,888,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,793,230
662,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	605,257
863,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	785,353
489,000	Cheniere Energy Partners LP, 4.50%, due 10/01/29	466,148
276,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	280,021
316,000	Cheniere Energy, Inc., 5.65%, due 04/15/34 144A	316,447
1,935,000	Cigna Group, 3.40%, due 03/01/27	1,850,401
341,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	345,461

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	437,703
4,776,000	Citigroup, Inc., 3.40%, due 05/01/26	4,615,523
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	590,949
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	324,195
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,776,576
1,220,000	Citigroup, Inc., 3.98% (3 mo. USD Term SOFR + 1.60%), due 03/20/30(b)	1,151,964
258,000	Citigroup, Inc., 4.40%, due 06/10/25	254,542
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	419,508
3,136,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b)(g)	3,072,801
411,000	Citigroup, Inc., 5.17% (SOFR + 1.36%), due 02/13/30(b)	408,689
2,415,000	Citigroup, Inc., 5.45% (SOFR + 1.45%), due 06/11/35(b)	2,396,988
798,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	811,980
761,000	Citigroup, Inc., 6.25% (3 mo. USD Term SOFR + 4.78%)(b)(g)	762,371
666,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	586,788
301,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	322,982
247,000	CNA Financial Corp., 2.05%, due 08/15/30	205,939
834,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	809,883
311,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	310,935
469,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	462,216
2,954,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	3,018,543
772,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	789,286
18,000	Comcast Corp., 2.89%, due 11/01/51	11,239
1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,201,919
5,000	Comcast Corp., 3.97%, due 11/01/47	3,903
5,000	Comcast Corp., 6.50%, due 11/15/35	5,461
415,000	Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	409,005
1,090,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	1,021,261
969,000	CommonSpirit Health, 2.76%, due 10/01/24	961,257
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,640,332
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	272,216
86,000	Concentra Escrow Issuer Corp., 6.88%, due 07/15/32(c) 144A	87,239
752,000	Concentrix Corp., 6.60%, due 08/02/28(e)	761,426
590,000	Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, due 10/01/26 144A	569,947
250,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28(e) 144A	233,637
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	74,960
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	297,159
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	316,154
250,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34	260,676
359,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	381,420
1,885,000	Constellation Software, Inc., 5.16%, due 02/16/29(e) 144A	1,884,816
440,000	Continental Resources, Inc., 2.88%, due 04/01/32(e) 144A	355,513
434,000	Continental Resources, Inc., 4.90%, due 06/01/44	355,140
803,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	789,985
306,000	Corebridge Financial, Inc., 6.88% (5 yr. CMT + 3.85%), due 12/15/52(b)	308,979
570,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	569,052
328,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	288,170
755,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	638,795
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	801,518
3,921,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,749,439
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,207,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	1,062,457
770,000		Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	791,141
506,000		CVS Health Corp., 3.75%, due 04/01/30	465,819
635,000		CVS Health Corp., 4.78%, due 03/25/38	567,271
718,000		CVS Health Corp., 5.05%, due 03/25/48	619,093
130,000		CVS Health Corp., 5.13%, due 07/20/45	114,508
921,049		CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	913,184
459,556		CVS Pass-Through Trust, 6.94%, due 01/10/30	464,635
1,353,439		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,408,499
145,000		Dana, Inc., 4.50%, due 02/15/32	124,638
780,000		Danske Bank AS, 6.26% (1 yr. CMT + 1.18%), due 09/22/26(b) 144A	785,668
248,000		DaVita, Inc., 3.75%, due 02/15/31 144A	211,786
733,000		DaVita, Inc., 4.63%, due 06/01/30 144A	662,976
257,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	248,447
523,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	526,122
1,125,000		Dell International LLC/EMC Corp., 5.40%, due 04/15/34	1,113,593
1,101,674		Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	1,002,029
598,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	577,813
840,525		Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	818,921
799,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	657,518
460,000		Deutsche Bank AG, 5.71% (SOFR + 1.59%), due 02/08/28(b)	459,524
507,000		Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)	527,447
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	826,853
1,740,000		Diamondback Energy, Inc., 5.40%, due 04/18/34	1,723,331
686,000		Diamondback Energy, Inc., 5.75%, due 04/18/54	665,501
208,000		Discover Financial Services, 4.10%, due 02/09/27	200,029
180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	171,054
407,000		Dominion Energy, Inc., 3.38%, due 04/01/30	367,757
501,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	511,627
201,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)(e)	209,636
278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	287,433
850,000		DTE Electric Co., 2.25%, due 03/01/30	734,475
1,021,490		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	977,935
2,290,000		DTE Energy Co., 1.05%, due 06/01/25	2,196,300
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	317,442
180,000		Duke Energy Corp., 2.45%, due 06/01/30	154,634
689,000		Duke Energy Corp., 5.75%, due 09/15/33	700,213
435,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	306,662
2,925,000		Duke Energy Indiana LLC, 5.25%, due 03/01/34	2,915,900
220,000		Duke Energy Ohio, Inc., 5.25%, due 04/01/33	218,274
200,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	149,032
120,000		DuPont de Nemours, Inc., 5.42%, due 11/15/48	124,399
428,000		Ecopetrol SA, 6.88%, due 04/29/30	411,382
790,000		Ecopetrol SA, 8.63%, due 01/19/29	832,104
575,000		Edison International, 5.25%, due 11/15/28	570,207
546,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	469,402
819,000		Electricite de France SA, 5.65%, due 04/22/29 144A	826,453
409,000		Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(g) 144A	445,850
3,158,000		Element Fleet Management Corp., 5.64%, due 03/13/27 144A	3,166,733

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
300,000	Elevance Health, Inc., 3.60%, due 03/15/51	215,974
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	13,935
458,000	Embraer Netherlands Finance BV, 7.00%, due 07/28/30 144A	478,220
170,000	Emera U.S. Finance LP, 3.55%, due 06/15/26	163,113
628,000	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.63%, due 12/15/30 144A	633,685
690,000	Enact Holdings, Inc., 6.25%, due 05/28/29	690,485
1,805,000	Enbridge, Inc., 5.25%, due 04/05/27	1,805,391
620,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	585,185
804,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	759,927
606,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	582,144
370,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	399,797
380,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	383,808
99,000	Endo Finance Holdings, Inc., 8.50%, due 04/15/31(e) 144A	102,289
261,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(i) 144A	231,850
309,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(i) 144A	262,372
685,000	Energy Transfer LP, 5.15%, due 03/15/45	602,666
660,000	Energy Transfer LP, 5.25%, due 04/15/29	657,644
408,000	Energy Transfer LP, 5.25%, due 07/01/29	405,717
150,000	Energy Transfer LP, 5.30%, due 04/01/44	135,312
590,000	Energy Transfer LP, 5.30%, due 04/15/47	521,629
876,000	Energy Transfer LP, 5.40%, due 10/01/47	784,377
3,696,000	Energy Transfer LP, 5.60%, due 09/01/34	3,673,814
720,000	Energy Transfer LP, 6.25%, due 04/15/49	716,882
120,000	Energy Transfer LP, 6.40%, due 12/01/30	126,257
1,238,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(g)	1,224,197
65,000	Energy Transfer LP, 6.55%, due 12/01/33	68,926
1,746,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(g)	1,733,848
3,360,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	3,027,338
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,308,652
1,113,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	1,067,164
159,000	EQM Midstream Partners LP, 6.38%, due 04/01/29 144A	160,707
100,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	102,196
66,000	EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	70,476
375,000	Equifax, Inc., 5.10%, due 12/15/27(e)	373,533
70,000	Esab Corp., 6.25%, due 04/15/29 144A	70,507
425,000	Eskom Holdings SOC Ltd., 6.35%, due 08/10/28(e) 144A	412,716
925,000	Essex Portfolio LP, 1.70%, due 03/01/28	812,212
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,310,368
2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,926,756
1,416,000	Exelon Corp., 3.35%, due 03/15/32(e)	1,242,452
285,000	Exelon Corp., 4.70%, due 04/15/50	240,674
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,344,179
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	987,037
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33 144A	686,072
600,000	Falabella SA, 4.38%, due 01/27/25 144A	593,647
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,146,641
2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	2,080,083
73,000	Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	75,495
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,200,000	Fifth Third Bancorp, 6.34% (SOFR + 2.34%), due 07/27/29(b)	1,230,406
444,000	Fifth Third Bancorp, 8.63% (3 mo. USD Term SOFR + 3.29%)(b)(g)	439,669
690,000	First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	674,859
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	199,914
434,000	FirstEnergy Corp., 2.65%, due 03/01/30(e)	377,569
157,000	FirstEnergy Corp., 3.40%, due 03/01/50	105,187
580,000	FirstEnergy Pennsylvania Electric Co., 3.60%, due 06/01/29(e) 144A	539,696
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	1,971,112
364,000	Flowserve Corp., 3.50%, due 10/01/30	324,411
200,000	Flutter Treasury DAC, 6.38%, due 04/29/29 144A	201,391
910,000	FMC Corp., 5.15%, due 05/18/26	904,076
445,000	Ford Motor Co., 3.25%, due 02/12/32	367,992
310,000	Ford Motor Co., 4.75%, due 01/15/43	250,903
671,000	Ford Motor Co., 6.10%, due 08/19/32(e)	670,499
6,247,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	5,510,646
300,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	290,462
1,522,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,359,591
985,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	951,994
803,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	800,557
425,000	Ford Motor Credit Co. LLC, 5.85%, due 05/17/27	425,144
587,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	581,015
1,782,000	Ford Motor Credit Co. LLC, 6.80%, due 05/12/28	1,836,644
607,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	602,463
359,000	Foundry JV Holdco LLC, 5.90%, due 01/25/30 144A	364,383
3,430,000	Foundry JV Holdco LLC, 6.15%, due 01/25/32 144A	3,499,519
730,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	690,318
501,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	493,151
863,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	820,328
1,089,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	860,419
278,000	Full House Resorts, Inc., 8.25%, due 02/15/28(e) 144A	267,267
1,913,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	1,882,848
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	142,993
235,000	Gap, Inc., 3.88%, due 10/01/31 144A	196,420
741,000	Gartner, Inc., 4.50%, due 07/01/28 144A	714,810
3,193,000	GATX Corp., 6.05%, due 06/05/54	3,200,202
528,000	GCI LLC, 4.75%, due 10/15/28 144A	482,427
260,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	258,690
570,000	General Motors Co., 5.00%, due 04/01/35	533,877
4,041,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	3,572,691
1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	876,863
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	593,740
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32(e)	416,241
1,834,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,647,901
820,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	821,022
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	892,814
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,852,756
385,000	Georgia Power Co., 4.95%, due 05/17/33	375,607
453,000	Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	420,871

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
192,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	193,481
442,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	417,931
109,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	112,117
329,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	291,664
315,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	265,029
271,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	248,493
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,129,726
200,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, due 04/15/26	198,518
200,000	GN Bondco LLC, 9.50%, due 10/15/31(e) 144A	186,607
1,350,000	Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), due 02/12/26(b)	1,309,524
1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,096,825
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	1,010,553
1,260,000	Goldman Sachs Group, Inc., 2.38% (SOFR + 1.25%), due 07/21/32(b)	1,035,132
3,108,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	2,614,326
826,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	687,020
1,200,000	Goldman Sachs Group, Inc., 3.27% (3 mo. USD Term SOFR + 1.46%), due 09/29/25(b)	1,192,354
371,000	Goldman Sachs Group, Inc., 3.50%, due 01/23/25	366,504
215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	209,545
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,180,203
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,010,770
455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	439,795
437,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	393,732
365,000	Graphic Packaging International LLC, 4.13%, due 08/15/24	364,821
400,000	Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38 144A	406,959
225,000	Greensaif Pipelines Bidco SARL, 6.51%, due 02/23/42 144A	234,284
325,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	300,494
500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28(e) 144A	451,712
410,000	HCA, Inc., 4.38%, due 03/15/42	337,366
220,000	HCA, Inc., 5.38%, due 02/01/25	219,300
201,000	HCA, Inc., 5.45%, due 04/01/31	200,912
275,000	HCA, Inc., 7.75%, due 07/15/36	313,731
3,428,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, due 06/15/29 144A	3,414,118
3,040,000	Healthpeak OP LLC, 1.35%, due 02/01/27	2,757,030
646,000	Healthpeak OP LLC, 3.25%, due 07/15/26	618,878
119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	109,309
53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30(e) 144A	51,248
115,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	116,655
250,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	241,656
380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	365,725
497,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	463,802
526,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, due 01/15/32 144A	528,813
2,550,000	Home Depot, Inc., 4.85%, due 06/25/31	2,530,722
2,348,000	Honeywell International, Inc., 5.25%, due 03/01/54	2,280,068
76,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	77,230
1,818,000	HSBC Holdings PLC, 7.39% (SOFR + 3.35%), due 11/03/28(b)	1,923,226
402,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	410,548
449,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	422,423
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
390,000	Huntsman International LLC, 2.95%, due 06/15/31	319,656
870,000	Huntsman International LLC, 4.50%, due 05/01/29	824,749
309,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	281,935
292,000	Hyundai Capital America, 5.30%, due 01/08/29 144A	290,925
634,000	Hyundai Capital America, 5.68%, due 06/26/28 144A	640,919
200,000	Icon Investments Six DAC, 5.81%, due 05/08/27	202,059
332,000	Icon Investments Six DAC, 5.85%, due 05/08/29	337,430
20,000	IHS Markit Ltd., 4.75%, due 08/01/28	19,366
200,000	Iliad Holding SASU, 8.50%, due 04/15/31 144A	202,712
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30(c) 144A	1,981,862
365,000	ING Groep NV, 5.34% (SOFR + 1.44%), due 03/19/30(b)	363,690
316,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	326,027
200,000	ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(g)	198,455
120,000	Intel Corp., 5.63%, due 02/10/43	118,931
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	157,891
358,000	IQVIA, Inc., 6.25%, due 02/01/29	368,223
136,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	124,343
291,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	276,814
165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	153,154
269,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	279,018
1,050,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 3.00%, due 02/02/29	937,400
517,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 3.63%, due 01/15/32	446,638
125,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 3.75%, due 12/01/31	109,545
614,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.75%, due 04/01/33	613,734
1,495,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,510,545
568,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	575,598
411,422	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	355,947
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,779,644
1,167,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	1,009,041
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)(e)	642,166
1,003,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	879,397
2,145,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(b)	1,829,608
3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	3,677,918
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	922,949
3,600,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	3,465,476
296,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	287,431
1,207,000	JPMorgan Chase & Co., 4.49% (3 mo. USD Term SOFR + 3.79%), due 03/24/31(b)(e)	1,163,050
2,454,000	JPMorgan Chase & Co., 4.60% (3 mo. USD Term SOFR + 3.13%)(b)(g)	2,425,933
440,000	JPMorgan Chase & Co., 5.00% (3 mo. USD Term SOFR + 3.38%)(b)(g)	439,016
706,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	700,727
1,365,000	JPMorgan Chase & Co., 5.34% (SOFR + 1.62%), due 01/23/35(b)	1,357,418
493,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	500,923
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	564,299
395,000	KB Home, 4.00%, due 06/15/31	349,413
295,000	KeyCorp, 6.40% (SOFR + 2.42%), due 03/06/35(b)	299,228
363,000	Kinder Morgan Energy Partners LP, 7.75%, due 03/15/32	411,220

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
720,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	491,965
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(e) 144A	1,232,377
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	183,128
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	185,789
381,000	Kohl's Corp., 4.63%, due 05/01/31(f)	319,086
1,677,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	1,365,252
344,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	311,335
94,000	Kronos Acquisition Holdings, Inc., 8.25%, due 06/30/31(c) 144A	94,211
1,920,000	L3Harris Technologies, Inc., 5.25%, due 06/01/31	1,914,448
397,000	Lam Research Corp., 2.88%, due 06/15/50	257,986
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30(e) 144A	131,766
485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	432,862
614,000	Lazard Group LLC, 4.38%, due 03/11/29(e)	587,921
513,000	LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29 144A	426,545
786,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(i) 144A	737,928
134,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(i) 144A	119,926
450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	327,636
479,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	448,780
3,324,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,242,347
169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	151,950
239,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	213,041
164,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	156,639
1,500,000	Lloyds Banking Group PLC, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(b)	1,469,938
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,355,343
154,840	LLPL Capital Pte. Ltd., 6.88%, due 02/04/39 144A	156,092
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	283,913
1,253,000	Lowe's Cos., Inc., 5.63%, due 04/15/53(e)	1,214,164
300,000	LPL Holdings, Inc., 6.75%, due 11/17/28	315,152
970,000	Lubrizol Corp., 6.50%, due 10/01/34	1,085,412
830,000	LYB International Finance III LLC, 4.20%, due 05/01/50	632,845
293,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(e)(g)	278,720
480,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	427,775
1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(b) 144A	1,164,019
301,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(e) 144A	292,384
278,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(e) 144A	266,860
429,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32 144A	410,136
1,255,000	Manulife Financial Corp., 3.70%, due 03/16/32	1,145,640
781,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	649,690
960,000	Marriott International, Inc., 5.00%, due 10/15/27	957,810
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	347,822
848,000	Marvell Technology, Inc., 2.45%, due 04/15/28	765,550
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	407,683
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	859,006
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,583,092
271,000	MasTec, Inc., 4.50%, due 08/15/28(e) 144A	258,655
368,000	MasTec, Inc., 5.90%, due 06/15/29	369,844
162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	137,332
397,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	351,667
538,125	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	477,324
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,200,000	McDonald's Corp., 4.20%, due 04/01/50	957,327
628,000	MetLife, Inc., 6.40%, due 12/15/66	636,563
4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,477,574
221,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	213,669
1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	836,025
852,000	MGM Resorts International, 4.75%, due 10/15/28	811,688
683,000	Michaels Cos., Inc., 5.25%, due 05/01/28(e) 144A	547,177
589,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	378,653
565,000	Micron Technology, Inc., 2.70%, due 04/15/32	468,046
408,000	Micron Technology, Inc., 5.30%, due 01/15/31	407,192
697,000	Micron Technology, Inc., 5.33%, due 02/06/29	700,542
1,242,000	Micron Technology, Inc., 6.75%, due 11/01/29	1,321,421
285,000	MidAmerican Energy Co., 4.25%, due 07/15/49	234,405
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	793,195
569,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	530,477
423,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	408,395
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32(e) 144A	199,563
423,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	401,438
1,250,000	Moody's Corp., 3.25%, due 05/20/50	856,015
715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)	574,733
2,498,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,041,503
1,050,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	831,087
1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,538,987
3,413,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	2,902,033
1,301,000	Morgan Stanley, 3.13%, due 07/27/26	1,244,084
1,185,000	Morgan Stanley, 3.59%, due 07/22/28(d)	1,127,144
2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)(e)	2,259,093
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	866,542
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,212,039
531,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	529,396
1,066,000	Morgan Stanley, 5.17% (SOFR + 1.45%), due 01/16/30(b)	1,063,570
909,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	764,800
737,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	624,972
1,685,000	Motorola Solutions, Inc., 5.40%, due 04/15/34	1,671,121
1,705,000	MPLX LP, 1.75%, due 03/01/26	1,603,036
442,000	MPLX LP, 4.25%, due 12/01/27	427,892
370,000	MPLX LP, 4.50%, due 04/15/38	322,840
530,000	MPLX LP, 4.70%, due 04/15/48	436,437
319,000	MPLX LP, 4.95%, due 09/01/32	305,361
387,000	MPLX LP, 5.00%, due 03/01/33	369,933
105,000	MPLX LP, 5.20%, due 03/01/47	93,854
685,000	MPLX LP, 5.50%, due 06/01/34	674,899
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(e)	166,454
410,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(e)	339,000
741,000	MSCI, Inc., 3.63%, due 11/01/31 144A	650,905
695,000	Mylan, Inc., 5.40%, due 11/29/43	600,864
1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,730,218
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,431,379

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
159,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	145,941
333,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	320,292
770,000	NatWest Group PLC, 6.00% (5 yr. CMT + 5.63%)(b)(g)	755,167
540,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(g)	546,936
619,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29 144A	612,177
1,366,000	Netflix, Inc., 4.88%, due 04/15/28	1,359,395
435,000	Newmont Corp., 2.25%, due 10/01/30(e)	371,425
300,000	Newmont Corp., 2.80%, due 10/01/29	269,444
150,000	Newmont Corp., 5.45%, due 06/09/44	145,534
2,670,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34 144A	2,666,949
451,000	News Corp., 3.88%, due 05/15/29 144A	415,542
737,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	628,637
2,085,000	NextEra Energy Capital Holdings, Inc., 5.75%, due 09/01/25	2,090,253
240,000	NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	240,518
646,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	647,369
497,000	NextEra Energy Operating Partners LP, 3.88%, due 10/15/26 144A	473,132
165,000	NextEra Energy Operating Partners LP, 4.50%, due 09/15/27 144A	156,305
195,000	NiSource, Inc., 1.70%, due 02/15/31	155,156
377,000	NiSource, Inc., 3.60%, due 05/01/30	346,121
122,000	NiSource, Inc., 5.25%, due 03/30/28	121,908
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	164,733
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	885,660
195,000	Northern States Power Co., 3.60%, due 09/15/47	142,788
1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50(e)	1,179,327
571,000	Novelis Corp., 4.75%, due 01/30/30 144A	530,273
593,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	535,429
339,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	290,979
1,041,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	894,969
444,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	419,453
140,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	134,454
640,000	NRG Energy, Inc., 5.75%, due 01/15/28	635,446
550,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	581,117
436,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(g) 144A	477,270
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	165,383
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	400,528
355,000	Nutrien Ltd., 4.90%, due 06/01/43	317,040
405,000	Nuveen LLC, 5.85%, due 04/15/34 144A	406,828
2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,720,613
3,517,000	Occidental Petroleum Corp., 4.47%, due 10/10/36(j)	1,907,533
724,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	756,673
265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	276,622
783,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	821,638
612,000	OCP SA, 6.75%, due 05/02/34 144A	628,784
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	119,374
62,000	OneMain Finance Corp., 6.63%, due 01/15/28(e)	62,281
358,000	OneMain Finance Corp., 9.00%, due 01/15/29	378,036
655,000	ONEOK, Inc., 3.10%, due 03/15/30	585,846
75,000	ONEOK, Inc., 4.25%, due 09/15/46	58,820
298,000	ONEOK, Inc., 5.65%, due 11/01/28	302,587
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,060,000	ONEOK, Inc., 6.05%, due 09/01/33	2,121,912
896,000	ONEOK, Inc., 6.63%, due 09/01/53	956,901
1,600,000	Oracle Corp., 1.65%, due 03/25/26	1,500,534
730,000	Oracle Corp., 2.95%, due 04/01/30	649,445
1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,077,346
749,000	Oracle Corp., 4.30%, due 07/08/34	682,449
425,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, due 04/30/28 144A	395,076
580,000	Ovintiv, Inc., 5.65%, due 05/15/25	579,400
256,000	Ovintiv, Inc., 5.65%, due 05/15/28(e)	259,001
192,000	Ovintiv, Inc., 6.25%, due 07/15/33(e)	198,040
83,000	Ovintiv, Inc., 7.20%, due 11/01/31	89,525
345,000	Owens Corning, 3.50%, due 02/15/30 144A	314,485
82,000	Owens Corning, 3.88%, due 06/01/30	76,482
719,000	Owens Corning, 3.95%, due 08/15/29	680,310
170,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31(e) 144A	169,917
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47(e)	623,800
490,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	405,226
265,000	PacifiCorp, 2.70%, due 09/15/30	230,053
532,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27 144A	498,787
697,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	705,506
171,000	Paramount Global, 4.20%, due 05/19/32	139,741
447,000	Paramount Global, 4.38%, due 03/15/43	296,552
811,000	Paramount Global, 4.95%, due 05/19/50	565,372
337,000	Parkland Corp., 4.50%, due 10/01/29 144A	308,739
371,000	Parkland Corp., 4.63%, due 05/01/30 144A	338,647
415,000	PECO Energy Co., 3.05%, due 03/15/51	270,650
205,000	PECO Energy Co., 3.70%, due 09/15/47	155,955
3,790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	3,759,087
875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	834,304
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41(e)	173,794
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	372,361
1,289,000	Petroleos Mexicanos, 7.69%, due 01/23/50	932,762
293,000	Petroleos Mexicanos, 8.75%, due 06/02/29	287,990
1,853,741	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,772,388
1,517,600	PG&E Wildfire Recovery Funding LLC, 4.02%, due 06/01/33	1,460,205
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	773,029
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/37	2,089,260
1,700,000	Philip Morris International, Inc., 5.25%, due 02/13/34	1,668,436
1,190,000	Philip Morris International, Inc., 5.50%, due 09/07/30	1,206,546
797,000	Phillips 66 Co., 3.61%, due 02/15/25	785,964
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29(e)	134,006
434,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	442,638
960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29	876,942
1,012,000	PNC Financial Services Group, Inc., 3.40% (5 yr. CMT + 2.60%)(b)(g)	910,466
2,145,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(b)	2,169,084
3,032,000	PNC Financial Services Group, Inc., 5.68% (SOFR + 1.90%), due 01/22/35(b)(e)	3,049,471
668,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	685,066
485,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(e)(g)	473,831

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
349,000	PNC Financial Services Group, Inc., 8.65% (3 mo. USD Term SOFR + 3.30%)(b)(g)	350,647
574,000	Popular, Inc., 7.25%, due 03/13/28	589,966
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	122,447
1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,567,389
195,000	Public Service Electric & Gas Co., 2.70%, due 05/01/50	123,121
445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	422,181
315,000	Public Service Electric & Gas Co., 3.20%, due 05/15/29	291,728
515,000	Public Storage Operating Co., 2.25%, due 11/09/31	425,395
275,000	QatarEnergy, 2.25%, due 07/12/31 144A	230,020
447,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	383,601
379,000	Qorvo, Inc., 4.38%, due 10/15/29	358,221
1,701,000	Realty Income Corp., 2.10%, due 03/15/28	1,524,694
120,000	Realty Income Corp., 2.85%, due 12/15/32	98,960
350,000	Realty Income Corp., 3.25%, due 01/15/31	309,770
334,000	Regal Rexnord Corp., 6.40%, due 04/15/33	341,945
794,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	654,199
712,000	Regions Financial Corp., 5.72% (SOFR + 1.49%), due 06/06/30(b)	711,770
520,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	466,867
325,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/06/31 144A	282,333
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	423,550
277,000	Rocket Software, Inc., 9.00%, due 11/28/28 144A	281,769
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	360,714
114,000	Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	115,029
287,000	Royalty Pharma PLC, 1.75%, due 09/02/27	257,908
415,000	RPM International, Inc., 2.95%, due 01/15/32	347,879
2,311,000	RTX Corp., 1.90%, due 09/01/31	1,855,238
2,404,000	Ryder System, Inc., 5.25%, due 06/01/28	2,409,756
353,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	340,686
1,031,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	989,399
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	233,904
200,000	Sands China Ltd., 5.40%, due 08/08/28(f)	195,951
602,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(b)(e)	555,003
1,418,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,344,357
324,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	313,181
347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	292,910
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(e)	381,705
236,000	SBA Tower Trust, 6.60%, due 01/15/28 144A	241,145
621,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	544,637
2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,117,043
586,000	Sempra, 5.50%, due 08/01/33	585,386
470,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	468,283
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	161,381
850,000	Simon Property Group LP, 6.75%, due 02/01/40	923,521
413,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	373,455
735,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	704,278
200,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	177,642
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	1,042,715
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,259,994
587,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(g) 144A	474,388
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
324,000	Societe Generale SA, 5.63% (1 yr. CMT + 1.75%), due 01/19/30(b) 144A	319,668
810,000	Societe Generale SA, 6.41% (SOFR + 1.05%), due 01/21/26(b) 144A	810,773
853,000	Societe Generale SA, 6.45% (1 yr. CMT + 2.55%), due 01/10/29(b) 144A	866,900
371,000	Societe Generale SA, 6.69% (1 yr. CMT + 2.95%), due 01/10/34(b) 144A	382,891
526,000	Solventum Corp., 5.40%, due 03/01/29 144A	524,502
1,064,000	Solventum Corp., 5.45%, due 03/13/31 144A	1,050,929
570,000	Southern California Edison Co., 3.45%, due 02/01/52	387,513
335,000	Southern California Edison Co., 4.00%, due 04/01/47	256,733
1,718,000	Southern Co., 3.25%, due 07/01/26	1,652,185
1,941,000	Southern Co., 4.85%, due 06/15/28	1,921,488
573,000	Southern Co., 5.70%, due 03/15/34	582,881
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(e)	654,248
414,000	Southwestern Energy Co., 4.75%, due 02/01/32	381,108
405,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	366,263
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	23,811
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	164,799
84,000	Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	85,006
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)(e)	298,525
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	840,764
3,545,000	Stellantis Finance U.S., Inc., 1.71%, due 01/29/27 144A	3,231,341
114,000	Summit Materials LLC/Summit Materials Finance Corp., 7.25%, due 01/15/31 144A	118,183
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,363,611
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31(e)	1,569,942
351,000	Sunoco LP, 7.00%, due 05/01/29 144A	359,983
351,000	Sunoco LP, 7.25%, due 05/01/32 144A	363,320
514,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	475,787
375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	349,622
48,000	Talos Production, Inc., 9.00%, due 02/01/29 144A	50,416
60,000	Talos Production, Inc., 9.38%, due 02/01/31 144A	63,389
355,000	Tapestry, Inc., 7.70%, due 11/27/30	371,066
296,000	Tapestry, Inc., 7.85%, due 11/27/33	311,917
794,000	Targa Resources Corp., 4.95%, due 04/15/52	677,104
1,958,000	Targa Resources Corp., 6.15%, due 03/01/29	2,021,697
653,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	588,720
140,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	134,230
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	209,244
697,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	556,873
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	42,440
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	963,443
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	64,942
370,000	Thermo Fisher Scientific, Inc., 4.98%, due 08/10/30	370,624
3,303,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	3,052,826
2,121,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,983,272
1,065,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	890,085
1,925,000	Toronto-Dominion Bank, 1.95%, due 01/12/27(e)	1,787,120
411,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	234,800
670,000	TotalEnergies Capital SA, 5.64%, due 04/05/64	663,950
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	106,150

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	426,140
199,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	181,278
175,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	155,935
761,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	759,169
3,100,000	Truist Financial Corp., 5.71% (SOFR + 1.92%), due 01/24/35(b)	3,087,862
866,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	873,021
860,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	913,427
667,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	658,795
719,382	U.S. Airways Pass-Through Trust, 4.63%, due 12/03/26	711,529
479,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	480,379
2,743,000	U.S. Bancorp, 5.68% (SOFR + 1.86%), due 01/23/35(b)	2,754,597
1,044,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)(e)	1,059,012
708,000	U.S. Bancorp, 6.79% (SOFR + 1.88%), due 10/26/27(b)	729,160
805,000	Uber Technologies, Inc., 4.50%, due 08/15/29(e) 144A	768,505
861,000	UBS AG, 7.95%, due 01/09/25	870,148
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	702,022
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(b) 144A	301,484
2,497,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,435,377
578,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	576,973
424,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	441,142
341,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(g) 144A	367,735
264,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(g) 144A	296,311
603,148	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	553,902
722,436	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	697,812
1,805,269	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,750,925
499,774	United Airlines Pass-Through Trust, 4.55%, due 08/25/31	462,397
200,790	United Airlines Pass-Through Trust, 4.60%, due 09/01/27	196,520
690,000	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	703,044
1,168,032	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	1,172,607
580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	560,957
296,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	275,909
175,000	United Rentals North America, Inc., 3.75%, due 01/15/32	152,422
386,000	United Rentals North America, Inc., 3.88%, due 11/15/27	364,916
167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	149,141
575,000	United Rentals North America, Inc., 4.88%, due 01/15/28(e)	557,795
465,000	United Rentals North America, Inc., 5.25%, due 01/15/30	451,008
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	653,602
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	106,535
535,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52(e)	474,014
538,000	UnitedHealth Group, Inc., 5.05%, due 04/15/53	498,680
625,000	Universal Health Services, Inc., 2.65%, due 10/15/30	533,808
120,000	University of Chicago, 2.76%, due 04/01/45	91,291
350,000	University of Southern California, 2.95%, due 10/01/51	235,131
484,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	417,601
1,360,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,431,926
1,191,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,335,361
285,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	290,338
705,000	Vector Group Ltd., 5.75%, due 02/01/29 144A	661,308
137,000	Velocity Vehicle Group LLC, 8.00%, due 06/01/29 144A	141,046
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
203,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	185,010
383,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31(e) 144A	343,942
585,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	640,997
617,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	444,425
145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	117,892
1,637,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,391,226
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	363,910
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,169,581
972,000	Viatris, Inc., 2.70%, due 06/22/30	825,393
515,000	Viatris, Inc., 3.85%, due 06/22/40	376,351
2,387,000	Viatris, Inc., 4.00%, due 06/22/50	1,607,573
322,000	VICI Properties LP, 5.13%, due 05/15/32	306,993
318,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	294,278
359,000	VICI Properties LP/VICI Note Co., Inc., 4.13%, due 08/15/30 144A	326,781
624,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 12/01/29 144A	591,021
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,009,898
161,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(g) 144A	162,508
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	459,472
1,117,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	1,068,067
1,020,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	964,357
370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	358,174
246,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	249,920
647,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	692,934
241,000	Vital Energy, Inc., 7.88%, due 04/15/32 144A	245,174
416,000	Vodafone Group PLC, 5.63%, due 02/10/53(e)	398,587
557,000	Vodafone Group PLC, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	575,007
340,000	WakeMed, 3.29%, due 10/01/52	237,871
2,394,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32	2,090,313
345,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42(e)	280,778
1,117,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	870,269
1,736,000	Wells Fargo & Co., 2.39% (SOFR + 2.10%), due 06/02/28(b)	1,599,231
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,619,950
1,392,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	1,235,163
1,707,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,480,860
3,670,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	3,620,184
1,065,000	Wells Fargo & Co., 5.20% (SOFR + 1.50%), due 01/23/30(b)	1,060,741
2,720,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	2,689,985
821,000	Wells Fargo & Co., 5.88%(d)(e)(g)	819,301
574,000	Western Midstream Operating LP, 4.05%, due 02/01/30(f)	534,206
345,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	347,145
350,000	William Carter Co., 5.63%, due 03/15/27 144A	345,478
260,000	Williams Cos., Inc., 3.75%, due 06/15/27	249,640
311,000	Williams Cos., Inc., 4.65%, due 08/15/32	295,542
530,000	Williams Cos., Inc., 5.40%, due 03/02/26	529,737
225,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	226,977
294,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	262,743
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(e) 144A	251,404
665,000	WP Carey, Inc., 2.25%, due 04/01/33	513,249
50,000	XPO, Inc., 7.13%, due 06/01/31 144A	51,131

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
610,000	Yale University, 2.40%, due 04/15/50	378,821
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	891,393
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,189,185
		690,356,095
	Mortgage Backed Securities - Private Issuers — 7.5%
100,831	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(d) 144A	93,129
212,767	Angel Oak Mortgage Trust, Series 2021-2, Class A1, 0.99%, due 04/25/66(d) 144A	177,068
399,518	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(d) 144A	325,225
390,254	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(d) 144A	328,891
395,685	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68 144A	385,215
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,567,350
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,080,649
221,806	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(d) 144A	190,994
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(d) 144A	86,071
3,110,000	Bank, Series 2017-BNK5, Class A4, 3.13%, due 06/15/60	2,921,283
978,367	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	872,381
2,049,548	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,802,862
1,806,000	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,605,573
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,523,909
3,000,000	Bank, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,548,475
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,855,977
3,193,000	Bank5, Series 2023-5YR1, Class A3, 6.26%, due 04/15/56(d)	3,271,593
6,900,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 07/15/56(d)	7,186,814
2,750,000	Bank5, Series 2024-5YR7, Class A3, 5.77%, due 06/15/57	2,791,300
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.25% (1 mo. USD Term SOFR + 0.92%), due 03/15/37(b) 144A	2,840,414
56,150	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	55,655
60,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	57,213
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,696,181
1,300,000	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.51%, due 09/15/56(d)	1,343,425
1,600,000	BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.01%, due 07/15/57(c)	1,646,421
121,437	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	118,643
111,542	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	105,462
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,170,193
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	498,421
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,142,721
1,655,653	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,611,834
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,838,580
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,362,587
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	792,202
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,457,661
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,086,816
2,200,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,816,430
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,587,023
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56(d)	3,079,175
1,153,821	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,212,321
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
3,694,995	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(d)	3,741,047
3,228,000	Benchmark Mortgage Trust, Series 2024-V6, Class A3, 5.93%, due 03/15/29	3,301,174
3,200,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, due 05/15/56(d)	3,308,145
2,700,000	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.53%, due 08/15/56(d)	2,799,281
3,100,000	BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.30%, due 11/15/56(d)	3,302,617
189,151	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(d) 144A	168,224
1,367,017	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(d) 144A	1,350,200
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 6.14% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,498,149
2,438,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	2,414,017
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,064,413
969,406	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(d) 144A	951,359
536,848	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	517,575
2,307,919	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,196,261
233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	206,749
500,000	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(d) 144A	440,034
26,531,911	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.46%, due 05/10/47(d) 144A	756
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	294,284
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 10/12/40(d) 144A	380,890
307,847	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(d) 144A	249,402
448,018	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(d) 144A	359,735
312,275	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(d) 144A	258,693
669,550	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(d) 144A	561,597
295,000	COMM Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(d) 144A	241,704
3,500,000	COMM Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, due 03/10/48	3,429,968
750,921	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	735,829
862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	838,214
190,000	COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	175,831
303,000	COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	294,806
362,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	357,188
993,500	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	925,179
1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,254,217
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	908,816
1,794,942	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,548,658
196,877	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(d) 144A	185,681
261,689	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	247,670
650,702	CSMC Trust, Series 2020-RPL6, Class A1, 3.43%, due 03/25/59(d) 144A	648,415
245,098	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(d) 144A	212,081
217,450	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(d) 144A	181,513
151,727	CSMC Trust, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(d) 144A	122,387
511,000	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(d) 144A	421,834
291,208	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(d) 144A	245,166
135,931	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(d) 144A	111,134

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
904,837	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	851,604
328,572	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, due 08/25/57(d)	309,527
1,346,266	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,255,980
559,569	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	523,046
799,346	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/25/58	742,542
807,857	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00%, due 02/25/59	729,398
1,921,077	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2022-1, Class MAU, 3.25%, due 11/25/61	1,704,750
421,674	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M1A, 6.34% (SOFR 30-day average + 1.00%), due 01/25/42(b) 144A	421,772
390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, 7.74% (SOFR 30-day average + 2.40%), due 02/25/42(b) 144A	400,157
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 8.24% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	395,396
481,196	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.64% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	493,794
242,193	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(d) 144A	203,244
582,071	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(d) 144A	463,375
208,916	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(d) 144A	176,713
185,388	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(d) 144A	154,785
292,853	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(d) 144A	241,969
321,927	GCAT Trust, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67 144A	321,012
172,000	GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	167,366
732,887	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	730,565
2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,582,905
1,515,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,341,662
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,353,307
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,035,392
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,548,706
127,855	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(d) 144A	111,395
43,544	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(d) 144A	40,180
184,336	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(d) 144A	157,548
303,126	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68 144A	300,780
588,605	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	562,771
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	317,252
2,011,940	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(d) 144A	1,985,696
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	754,926
620,177	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	618,056
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	646,194
1,137,148	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,072,582
1,198,564	Legacy Mortgage Asset Trust, Series 2019-PR1, Class A1, 7.86%, due 09/25/59 144A	1,199,087
68,376	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.89%, due 10/25/66 144A	67,261
122,311	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(d) 144A	112,489
734,243	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.82%, due 06/25/56(d) 144A	717,129
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,699,929
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	781,154
2,077,982	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60%, due 09/15/49	1,974,029
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,479,842
2,000,000	Morgan Stanley Capital I Trust, Series 2018-L1, Class A3, 4.14%, due 10/15/51	1,913,255
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,371,691
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	818,367
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(d) 144A	168,006
120,770	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.21% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	117,747
182,445	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	166,350
119,580	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(d) 144A	96,930
365,426	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(d) 144A	290,522
444,561	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(d) 144A	348,427
401,298	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(d) 144A	344,044
247,349	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54 144A	234,147
982,642	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(d) 144A	992,479
175,201	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(d) 144A	169,046
2,116,971	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(d) 144A	2,112,191
2,279,000	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(d) 144A	2,292,072
510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	402,062
471,897	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(d) 144A	410,371
241,651	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(d) 144A	222,887
250,735	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(d) 144A	239,095
201,485	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(d) 144A	188,566
84,195	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.46% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	85,637
299,290	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	265,484
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(d) 144A	443,725
396,533	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	384,864
78,269	Verus Securitization Trust, Series 2020-5, Class A1, 1.22%, due 05/25/65 144A	73,764
310,755	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(d) 144A	261,233
185,501	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(d) 144A	150,517
443,315	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(d) 144A	369,504
111,045	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(d) 144A	102,438
6,045	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.68%, due 09/25/33(d)	5,572

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,407,459
3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,946,204
846,242	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	798,831
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,490,679
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,537,170
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,598,838
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	709,372
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,449,483
		162,311,326
	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.2%
169,727	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	165,146
115,822	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	108,663
216,949	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	200,205
167,891	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	158,708
107,134	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	109,729
54,096	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	54,384
195,035	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	193,218
364,236	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	354,406
261,171	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	230,752
156,277	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	146,565
529,109	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	463,106
244,212	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	213,622
40,570	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	39,186
20,777	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	18,793
295,027	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	276,407
157,672	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	147,672
141,893	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	136,685
74,966	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	69,088
474,910	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	453,353
44,851	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	39,419
208,766	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	189,451
839,269	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	734,925
308,260	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	277,706
134,816	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	122,300
519,684	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	503,814
714,438	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	651,593
870,901	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	762,110
94,033	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	82,325
64,811	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	57,251
76,744	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	71,574
477,259	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	431,337
237,591	Federal Home Loan Mortgage Corp., Pool # G61995, 4.00%, due 11/01/44	223,245
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
58,287	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	52,888
254,968	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	223,509
157,482	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	142,790
22,745	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	20,589
109,636	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	105,109
176,140	Federal Home Loan Mortgage Corp., Pool # J34888, 2.50%, due 07/01/31	165,124
481,793	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	456,129
68,890	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	62,935
151,083	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	137,922
432,220	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	398,066
166,765	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	151,922
397,299	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	371,506
43,900	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	39,846
307,390	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	278,981
367,952	Federal Home Loan Mortgage Corp., Pool # Q42618, 3.00%, due 08/01/46	321,860
56,931	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	51,616
161,801	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	146,696
520,327	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	471,782
26,774	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	24,276
12,419	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	11,646
50,242	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	47,138
43,092	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	41,519
167,307	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	156,212
125,714	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	117,296
1,172,517	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	1,013,827
723,607	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	625,051
511,002	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	441,402
188,910	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	162,984
1,311,047	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	1,033,715
700,063	Federal Home Loan Mortgage Corp., Pool # QB4847, 2.50%, due 10/01/50	573,107
714,045	Federal Home Loan Mortgage Corp., Pool # QB6476, 2.50%, due 12/01/50	598,106
254,040	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	211,898
1,309,484	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,045,578
811,938	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	666,585
402,179	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	330,945
455,365	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	392,295
1,135,271	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	973,617
122,462	Federal Home Loan Mortgage Corp., Pool # QD9911, 2.50%, due 04/01/52	100,349
778,494	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	722,658
65,846	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	61,381
1,969,216	Federal Home Loan Mortgage Corp., Pool # QN1779, 2.50%, due 03/01/35	1,793,199
235,941	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	203,764
1,540,206	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,331,468
869,231	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	750,682
431,741	Federal Home Loan Mortgage Corp., Pool # RA2572, 3.50%, due 05/01/50	387,179
624,982	Federal Home Loan Mortgage Corp., Pool # RA3206, 2.00%, due 08/01/50	497,047
947,413	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	806,630
233,386	Federal Home Loan Mortgage Corp., Pool # RA5286, 2.50%, due 05/01/51	191,081
303,075	Federal Home Loan Mortgage Corp., Pool # RA6432, 2.50%, due 12/01/51	250,261

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,517,028	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,353,320
586,211	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	523,208
2,954,821	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,430,593
3,608,239	Federal Home Loan Mortgage Corp., Pool # RA7195, 3.50%, due 04/01/52	3,216,152
2,697,504	Federal Home Loan Mortgage Corp., Pool # RA7211, 4.00%, due 04/01/52	2,473,915
1,974,765	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,815,039
2,016,510	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,849,032
2,135,724	Federal Home Loan Mortgage Corp., Pool # RA7779, 4.50%, due 08/01/52	2,017,273
2,723,861	Federal Home Loan Mortgage Corp., Pool # RA7787, 5.00%, due 08/01/52	2,652,021
3,662,907	Federal Home Loan Mortgage Corp., Pool # RA7881, 5.00%, due 09/01/52	3,549,101
2,431,301	Federal Home Loan Mortgage Corp., Pool # RA7942, 5.50%, due 09/01/52	2,420,805
1,826,029	Federal Home Loan Mortgage Corp., Pool # RA8248, 5.00%, due 11/01/52	1,768,780
1,727,107	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,459,717
1,250,576	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,106,288
4,258,690	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,888,617
2,312,877	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	2,157,002
398,743	Federal Home Loan Mortgage Corp., Pool # SB8166, 3.50%, due 06/01/37	377,149
235,421	Federal Home Loan Mortgage Corp., Pool # SB8178, 4.00%, due 09/01/37	226,473
1,166,496	Federal Home Loan Mortgage Corp., Pool # SB8189, 4.00%, due 11/01/37	1,122,667
308,265	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	301,696
1,573,322	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,541,153
404,669	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	396,396
398,247	Federal Home Loan Mortgage Corp., Pool # SB8510, 2.00%, due 02/01/36	352,804
858,889	Federal Home Loan Mortgage Corp., Pool # SD0100, 3.00%, due 10/01/49	742,489
2,972,162	Federal Home Loan Mortgage Corp., Pool # SD0436, 2.50%, due 09/01/50	2,456,084
1,634,614	Federal Home Loan Mortgage Corp., Pool # SD0499, 3.00%, due 08/01/50	1,417,906
1,064,443	Federal Home Loan Mortgage Corp., Pool # SD0558, 2.50%, due 03/01/51	887,859
1,154,895	Federal Home Loan Mortgage Corp., Pool # SD0619, 4.00%, due 07/01/50	1,070,381
983,088	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	816,699
425,303	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	366,609
422,530	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	363,917
572,296	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	543,389
2,932,272	Federal Home Loan Mortgage Corp., Pool # SD1217, 2.00%, due 03/01/52	2,331,961
3,050,742	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,887,909
2,165,763	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	2,113,616
1,613,688	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,485,494
1,365,402	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,292,523
346,590	Federal Home Loan Mortgage Corp., Pool # SD1454, 4.50%, due 08/01/52	330,214
1,718,194	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,634,277
2,656,456	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,485,352
1,293,499	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,256,745
961,058	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	915,651
891,966	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	846,911
940,664	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	913,936
539,806	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	512,791
3,656,953	Federal Home Loan Mortgage Corp., Pool # SD1809, 4.50%, due 09/01/52	3,461,765
680,624	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	660,583
467,115	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	454,795
750,525	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	729,207
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
940,598	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	917,951
3,231,546	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	3,215,219
2,320,196	Federal Home Loan Mortgage Corp., Pool # SD2221, 3.00%, due 06/01/52	1,990,306
472,855	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	448,838
1,698,656	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,646,364
1,576,505	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,456,910
439,801	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	418,703
3,519,887	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,407,975
1,775,149	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,687,581
3,064,820	Federal Home Loan Mortgage Corp., Pool # SD3129, 5.00%, due 10/01/52	2,969,260
2,489,479	Federal Home Loan Mortgage Corp., Pool # SD3159, 5.00%, due 06/01/53	2,428,064
379,196	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	376,838
817,787	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	798,890
2,881,401	Federal Home Loan Mortgage Corp., Pool # SD3401, 5.00%, due 07/01/53	2,804,486
424,562	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	422,257
1,026,112	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	997,332
499,493	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	462,085
1,477,895	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,406,662
1,932,145	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,835,754
1,264,480	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,232,785
343,224	Federal Home Loan Mortgage Corp., Pool # SD3662, 5.50%, due 08/01/53	339,220
3,039,808	Federal Home Loan Mortgage Corp., Pool # SD3689, 5.50%, due 08/01/53	3,018,380
867,536	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	795,567
2,035,221	Federal Home Loan Mortgage Corp., Pool # SD4188, 5.50%, due 10/01/53	2,037,368
2,355,019	Federal Home Loan Mortgage Corp., Pool # SD4220, 5.00%, due 09/01/53	2,281,895
1,026,299	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	915,007
3,257,927	Federal Home Loan Mortgage Corp., Pool # SD4287, 4.50%, due 09/01/53	3,114,391
1,117,357	Federal Home Loan Mortgage Corp., Pool # SD4363, 5.50%, due 09/01/53	1,111,292
556,073	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	509,867
4,489,236	Federal Home Loan Mortgage Corp., Pool # SD4727, 3.50%, due 02/01/52	4,004,575
527,818	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	470,830
573,876	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	528,233
4,087,452	Federal Home Loan Mortgage Corp., Pool # SD5061, 5.50%, due 03/01/54	4,087,725
1,335,919	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,188,767
3,607,037	Federal Home Loan Mortgage Corp., Pool # SD5191, 5.50%, due 03/01/54	3,589,276
2,070,767	Federal Home Loan Mortgage Corp., Pool # SD5248, 5.50%, due 04/01/54	2,045,010
1,476,957	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,431,099
11,081,269	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	9,215,620
2,952,742	Federal Home Loan Mortgage Corp., Pool # SD7544, 3.00%, due 07/01/51	2,557,433
2,375,863	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,980,518
1,642,763	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,419,430
1,991,741	Federal Home Loan Mortgage Corp., Pool # SD7557, 4.50%, due 12/01/52	1,902,176
2,530	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,273
939,771	Federal Home Loan Mortgage Corp., Pool # SD8075, 3.50%, due 07/01/50	842,722
4,090,070	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,230,946
754,886	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	564,919
367,077	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	289,308
530,781	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	419,180
2,549,543	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	2,003,139

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,088,149	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	855,221
32,629	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	25,734
3,263,205	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,686,662
1,998,327	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	1,574,991
3,032,961	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,498,910
954,992	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	785,016
1,651,168	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,355,995
1,306,068	Federal Home Loan Mortgage Corp., Pool # SD8183, 2.50%, due 12/01/51	1,071,269
462,172	Federal Home Loan Mortgage Corp., Pool # SD8189, 2.50%, due 01/01/52	378,976
2,813,521	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,577,489
437,785	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	440,828
3,823,530	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,700,749
1,429,564	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,412,468
3,681	Federal Home Loan Mortgage Corp., Pool # SD8321, 4.00%, due 05/01/53	3,371
88,965	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	85,503
268,238	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	257,276
372,297	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	349,164
226,887	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	199,400
30,295	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	27,469
706,467	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	642,734
215,334	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	201,416
134,211	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	124,731
1,172,454	Federal Home Loan Mortgage Corp., Pool # ZS4763, 3.50%, due 04/01/48	1,059,467
3,892,593	Federal Home Loan Mortgage Corp., Pool # ZS7930, 3.00%, due 01/01/33	3,655,358
993,336	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	897,988
356,784	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	367,156
177,869	Federal Home Loan Mortgage Corp., Pool # ZT1748, 5.00%, due 01/01/49	175,221
335,496	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	291,705
11,302,586	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.44%, due 01/25/30(d) 144A	684,947
32,278	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	33,345
164,366	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	162,488
156,130	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	147,408
75,832	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	75,878
154,791	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	155,153
133,924	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	131,934
9,323	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	8,544
282,257	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	249,417
458,390	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	419,152
122,926	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	104,141
241,473	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	216,052
98,294	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	92,504
764,175	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	674,285
1,515,899	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,473,083
152,704	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	148,393
117,464	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	120,170
323,193	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	305,120
65,534	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	64,815
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
315,516	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	306,599
265,203	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	243,920
136,685	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	128,947
279,095	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	271,208
529,571	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	485,306
331,648	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	314,012
351,279	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	319,827
394,583	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	359,365
24,734	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	22,716
505,514	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	480,457
505,970	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	458,808
432,398	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	405,463
37,021	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	33,521
39,843	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	36,077
103,436	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	93,657
60,963	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	57,429
43,749	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	38,604
160,037	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	141,265
29,280	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	25,838
280,098	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	253,978
32,362	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	29,342
8,897	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	8,067
119,540	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	108,386
68,035	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	63,724
91,087	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	85,316
146,757	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	133,000
66,268	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	59,818
92,162	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	85,043
168,815	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	141,433
1,483,503	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,290,771
32,139	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	28,077
109,596	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	99,150
70,367	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	61,592
27,459	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	25,711
179,589	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	157,222
369,437	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	345,758
69,700	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	63,115
28,841	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	27,268
230,576	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	216,052
391,117	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	374,171
194,547	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	186,721
111,592	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	101,049
101,639	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	95,125
610,513	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	552,839
695,028	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	652,954
472,261	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	412,706
42,598	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	37,237
169,347	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	148,640
137,403	Federal National Mortgage Association, Pool # BM3286, 4.50%, due 11/01/47	132,994

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
335,114	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	303,103
255,467	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	251,054
124,282	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	112,821
672,890	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	627,469
443,343	Federal National Mortgage Association, Pool # BM4377, 6.36%, (1 yr. RFUCC Treasury + 1.88%), due 04/01/38(b)	458,132
8,597	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	7,774
2,794,211	Federal National Mortgage Association, Pool # BM4882, 4.50%, due 11/01/48	2,687,285
450,949	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	397,966
589,270	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	518,809
134,537	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	121,490
43,082	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	38,985
245,279	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	228,902
94,573	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	88,582
213,563	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	186,513
7,880	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	7,083
485,524	Federal National Mortgage Association, Pool # BM6482, 6.26%, (1 yr. RFUCC Treasury + 1.58%), due 04/01/47(b)	496,632
697,021	Federal National Mortgage Association, Pool # BN6216, 4.50%, due 03/01/49	672,665
183,639	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	164,690
8,029	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	6,931
345,588	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	311,162
232,773	Federal National Mortgage Association, Pool # BP2898, 4.00%, due 03/01/50	215,591
329,827	Federal National Mortgage Association, Pool # BP5462, 2.50%, due 06/01/50	275,437
268,164	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	231,089
1,293,707	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,066,138
1,660,537	Federal National Mortgage Association, Pool # BQ3000, 2.00%, due 10/01/50	1,305,130
656,299	Federal National Mortgage Association, Pool # BQ3132, 2.00%, due 10/01/50	528,990
459,737	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	383,867
893,884	Federal National Mortgage Association, Pool # BU8763, 3.00%, due 04/01/52	763,343
1,216,323	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	1,057,188
2,880,533	Federal National Mortgage Association, Pool # BW9918, 5.00%, due 10/01/52	2,804,301
729,008	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	702,541
442,534	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	400,629
278,570	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	251,962
11,974	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	11,166
235,740	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	218,610
602,007	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	590,691
397,116	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	338,746
30,353	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	26,219
522,059	Federal National Mortgage Association, Pool # CA4831, 4.50%, due 12/01/49	497,405
448,242	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	382,351
532,056	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	477,099
320,272	Federal National Mortgage Association, Pool # CA5571, 4.00%, due 04/01/50	296,811
4,496,860	Federal National Mortgage Association, Pool # CA6097, 3.50%, due 06/01/50	4,023,316
2,698,582	Federal National Mortgage Association, Pool # CA6635, 2.50%, due 08/01/50	2,253,575
1,093,407	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	941,111
333,636	Federal National Mortgage Association, Pool # CA6799, 2.00%, due 08/01/50	265,200
534,701	Federal National Mortgage Association, Pool # CA6871, 2.50%, due 08/01/35	486,729
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,201,009	Federal National Mortgage Association, Pool # CA6872, 2.50%, due 08/01/35	1,093,613
730,026	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	607,871
3,360,298	Federal National Mortgage Association, Pool # CA8062, 2.50%, due 12/01/50	2,784,021
122,312	Federal National Mortgage Association, Pool # CA8895, 2.50%, due 02/01/51	100,397
148,837	Federal National Mortgage Association, Pool # CA9090, 2.50%, due 02/01/51	122,112
879,512	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	693,331
1,345,134	Federal National Mortgage Association, Pool # CA9227, 2.50%, due 02/01/51	1,118,358
5,433,093	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,546,182
1,289,399	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	1,019,605
2,813,843	Federal National Mortgage Association, Pool # CB2095, 3.00%, due 11/01/51	2,399,258
507,729	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	420,768
430,183	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	356,260
1,117,010	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	952,073
426,114	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	381,052
771,572	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	637,770
2,026,209	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,868,649
966,119	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	886,226
2,254,216	Federal National Mortgage Association, Pool # CB3856, 4.00%, due 06/01/52	2,075,433
1,015,224	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	966,350
707,641	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	648,909
3,609,423	Federal National Mortgage Association, Pool # CB4025, 4.50%, due 07/01/52	3,443,122
419,475	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	398,548
3,958,044	Federal National Mortgage Association, Pool # CB4088, 4.00%, due 07/01/52	3,656,909
798,183	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	734,850
1,561,122	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,476,414
881,374	Federal National Mortgage Association, Pool # CB4167, 5.00%, due 07/01/52	861,588
1,069,338	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	1,010,077
1,191,350	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,125,235
2,072,533	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,992,198
4,909,897	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,807,046
1,534,818	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,449,639
1,931,814	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,824,606
2,251,443	Federal National Mortgage Association, Pool # CB4620, 5.00%, due 09/01/52	2,179,072
488,208	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	464,372
362,274	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	351,124
2,192,674	Federal National Mortgage Association, Pool # CB4908, 5.50%, due 10/01/52	2,179,789
1,780,903	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,740,999
1,471,066	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,431,889
1,271,305	Federal National Mortgage Association, Pool # CB6247, 5.00%, due 05/01/53	1,241,425
2,222,385	Federal National Mortgage Association, Pool # CB6899, 5.00%, due 08/01/53	2,181,661
3,169,252	Federal National Mortgage Association, Pool # CB7336, 5.50%, due 10/01/53	3,131,981
669,864	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	584,991
176,628	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	159,866
166,062	Federal National Mortgage Association, Pool # FM1266, 5.00%, due 07/01/49	163,624
130,963	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	114,448
520,094	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	455,670
527,241	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	457,356
276,008	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	242,090
378,841	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	323,155

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
270,757	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	233,887
2,709,499	Federal National Mortgage Association, Pool # FM2217, 3.00%, due 03/01/47	2,391,204
1,758,572	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,551,964
727,026	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	675,352
347,768	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	322,295
362,424	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	323,635
504,841	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	490,604
337,145	Federal National Mortgage Association, Pool # FM2674, 4.00%, due 03/01/50	312,448
1,192,695	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	1,069,635
674,633	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	563,298
2,745,239	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	2,191,815
1,128,995	Federal National Mortgage Association, Pool # FM4947, 2.00%, due 12/01/50	895,128
27,004	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	25,006
2,273,412	Federal National Mortgage Association, Pool # FM5721, 3.00%, due 12/01/40	2,028,223
800,006	Federal National Mortgage Association, Pool # FM5996, 4.50%, due 03/01/49	765,911
640,504	Federal National Mortgage Association, Pool # FM6273, 3.00%, due 12/01/34	606,041
1,862,632	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,487,154
761,817	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	701,267
697,175	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	652,637
255,046	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	217,234
1,075,704	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	1,001,654
1,742,195	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,616,909
546,477	Federal National Mortgage Association, Pool # FM8161, 2.50%, due 08/01/51	453,965
1,741,651	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,625,062
1,265,073	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	1,179,370
885,438	Federal National Mortgage Association, Pool # FM8422, 2.50%, due 08/01/51	727,062
847,896	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	704,213
1,417,051	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,322,063
4,534,419	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,778,278
2,988,851	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,375,230
1,464,353	Federal National Mortgage Association, Pool # FM9412, 2.50%, due 11/01/51	1,218,847
1,358,563	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,211,013
371,324	Federal National Mortgage Association, Pool # FM9468, 2.50%, due 11/01/51	309,261
1,130,943	Federal National Mortgage Association, Pool # FM9674, 3.50%, due 06/01/49	1,024,164
923,820	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	769,571
3,696,802	Federal National Mortgage Association, Pool # FM9728, 2.50%, due 11/01/51	3,061,416
527,261	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	490,043
991,728	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	826,139
1,075,715	Federal National Mortgage Association, Pool # FS0065, 4.50%, due 12/01/50	1,030,753
1,074,561	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	888,551
2,194,231	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,881,973
117,551	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	109,496
2,019,718	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,736,489
382,990	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	327,038
1,247,147	Federal National Mortgage Association, Pool # FS1101, 2.00%, due 07/01/51	986,187
442,316	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	377,300
708,415	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	630,478
1,281,681	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,099,331
527,734	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	473,282
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
396,044	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	342,112
1,259,042	Federal National Mortgage Association, Pool # FS1590, 2.50%, due 04/01/52	1,040,826
321,512	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	299,926
503,618	Federal National Mortgage Association, Pool # FS1624, 2.50%, due 10/01/51	417,955
213,438	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	196,720
2,732,317	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,259,942
1,284,896	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,195,533
2,357,619	Federal National Mortgage Association, Pool # FS2167, 4.50%, due 06/01/52	2,239,174
1,065,191	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	992,494
2,357,062	Federal National Mortgage Association, Pool # FS2238, 4.00%, due 03/01/51	2,185,851
73,232	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	68,003
271,931	Federal National Mortgage Association, Pool # FS2415, 4.50%, due 08/01/52	259,185
4,115,955	Federal National Mortgage Association, Pool # FS2616, 5.00%, due 08/01/52	4,023,774
1,606,493	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,535,412
1,062,619	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	986,200
492,303	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	470,749
160,728	Federal National Mortgage Association, Pool # FS3045, 5.00%, due 10/01/52	156,489
628,437	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	578,644
630,484	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	598,662
648,155	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	616,521
1,962,215	Federal National Mortgage Association, Pool # FS3175, 4.50%, due 11/01/52	1,868,851
511,188	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	500,296
337,091	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	330,200
523,559	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	520,482
1,720,805	Federal National Mortgage Association, Pool # FS3359, 5.50%, due 12/01/52	1,714,651
645,708	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	646,031
931,777	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	907,204
217,716	Federal National Mortgage Association, Pool # FS3433, 5.50%, due 12/01/52	216,373
1,791,716	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,703,753
3,800,568	Federal National Mortgage Association, Pool # FS3669, 4.00%, due 03/01/46	3,588,238
1,253,063	Federal National Mortgage Association, Pool # FS3811, 4.50%, due 12/01/52	1,189,821
2,139,915	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	2,075,049
1,183,572	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,123,422
1,410,748	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,288,122
899,158	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	772,260
392,127	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	373,338
1,865,884	Federal National Mortgage Association, Pool # FS5284, 3.50%, due 09/01/50	1,673,355
1,274,450	Federal National Mortgage Association, Pool # FS5373, 2.00%, due 04/01/37	1,127,343
2,460,174	Federal National Mortgage Association, Pool # FS5397, 5.00%, due 07/01/53	2,399,278
355,421	Federal National Mortgage Association, Pool # FS5590, 5.50%, due 07/01/53	353,303
2,850,549	Federal National Mortgage Association, Pool # FS5625, 5.00%, due 08/01/53	2,788,898
959,529	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	952,481
1,829,513	Federal National Mortgage Association, Pool # FS5725, 3.50%, due 12/01/51	1,636,396
3,081,173	Federal National Mortgage Association, Pool # FS5829, 5.50%, due 09/01/53	3,084,422
1,518,393	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,196,562
1,785,151	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,637,431
2,235,885	Federal National Mortgage Association, Pool # FS6146, 4.00%, due 05/01/53	2,058,124
461,674	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	423,445
1,501,044	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,338,448

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,467,854	Federal National Mortgage Association, Pool # FS6485, 3.00%, due 12/01/51	2,130,316
432,319	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	372,916
766,593	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	762,432
686,786	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	654,596
4,586,787	Federal National Mortgage Association, Pool # FS7288, 4.50%, due 03/01/53	4,332,233
678,635	Federal National Mortgage Association, Pool # FS7532, 5.50%, due 03/01/54	672,175
1,447,024	Federal National Mortgage Association, Pool # FS7961, 5.50%, due 05/01/54	1,431,259
1,103,788	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	1,090,913
67,919	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	59,442
100,751	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	85,106
16,900	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	15,814
2,393,401	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	2,092,768
1,552,077	Federal National Mortgage Association, Pool # MA2868, 2.50%, due 01/01/32	1,448,516
294,692	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	275,099
330,204	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	306,985
81,934	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	74,144
359,471	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	335,031
349,504	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	325,739
70,877	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	66,934
3,128,388	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,830,865
132,285	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	123,683
93,782	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	84,432
237,566	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	214,160
73,165	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	70,162
51,492	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	49,421
224,611	Federal National Mortgage Association, Pool # MA3414, 3.50%, due 07/01/48	202,201
72,079	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	65,052
57,314	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	52,975
581,843	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	502,609
3,755,544	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,244,107
119,707	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	103,226
323,516	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	300,267
684,717	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	541,233
2,344,419	Federal National Mortgage Association, Pool # MA4026, 4.00%, due 05/01/50	2,170,988
434,943	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	375,185
119,412	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	98,445
1,582,085	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,249,735
995,760	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	820,709
396,721	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	297,757
310,429	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	262,169
2,567,187	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	2,027,624
3,371,827	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,531,226
474,458	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	398,844
475,479	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	355,995
1,707,971	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,352,340
840,466	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	692,359
943,596	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	706,195
1,918,351	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,507,429
484,244	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	407,690
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
97,371	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	76,538
214,240	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	168,525
8,995,179	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	7,079,019
1,446,508	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,189,809
405,811	Federal National Mortgage Association, Pool # MA4328, 1.50%, due 05/01/36	348,550
856,583	Federal National Mortgage Association, Pool # MA4329, 2.00%, due 05/01/36	757,756
269,377	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	225,460
2,447,982	Federal National Mortgage Association, Pool # MA4355, 2.00%, due 06/01/51	1,924,170
309,268	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	254,224
424,729	Federal National Mortgage Association, Pool # MA4359, 1.50%, due 06/01/36	364,460
2,087,489	Federal National Mortgage Association, Pool # MA4361, 2.50%, due 06/01/36	1,889,179
2,826,241	Federal National Mortgage Association, Pool # MA4378, 2.00%, due 07/01/51	2,222,145
391,151	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	334,970
1,551,095	Federal National Mortgage Association, Pool # MA4382, 1.50%, due 07/01/36	1,330,681
160,492	Federal National Mortgage Association, Pool # MA4398, 2.00%, due 08/01/51	126,184
431,570	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	354,533
2,431,897	Federal National Mortgage Association, Pool # MA4414, 2.50%, due 09/01/51	1,997,168
760,644	Federal National Mortgage Association, Pool # MA4418, 2.00%, due 09/01/36	670,041
2,428,451	Federal National Mortgage Association, Pool # MA4493, 2.50%, due 12/01/51	1,991,888
2,287,992	Federal National Mortgage Association, Pool # MA4497, 2.00%, due 12/01/36	2,014,054
437,786	Federal National Mortgage Association, Pool # MA4512, 2.50%, due 01/01/52	358,056
943,687	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	804,417
563,853	Federal National Mortgage Association, Pool # MA4579, 3.00%, due 04/01/52	480,548
452,620	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	401,073
1,435,460	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,314,234
1,215,832	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,114,972
938,278	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	886,208
877,582	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	850,888
1,986,948	Federal National Mortgage Association, Pool # MA4701, 4.50%, due 08/01/52	1,874,223
1,040,920	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	1,008,559
450,306	Federal National Mortgage Association, Pool # MA4783, 4.00%, due 10/01/52	412,274
365,353	Federal National Mortgage Association, Pool # MA4797, 4.00%, due 11/01/37	351,467
1,963,067	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,903,011
985,943	Federal National Mortgage Association, Pool # MA4839, 4.00%, due 12/01/52	902,973
1,891,754	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,901,748
1,456,933	Federal National Mortgage Association, Pool # MA4918, 5.00%, due 02/01/53	1,410,064
4,493,702	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	4,437,102
1,372,971	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	1,355,221
495,851	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	497,572
1,319,354	Federal National Mortgage Association, Pool # MA5166, 6.00%, due 10/01/53	1,323,802
414,809	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	424,501
1,742	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	1,768
111,167	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	108,554
21,110	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	20,608
125,058	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	118,865
116,165	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	110,414
294,620	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	287,484

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
456,503	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	445,445
233,371	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	219,580
17,655	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	15,699
1,522,108	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,429,931
165,416	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	161,065
2,795,138	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,355,952
381,109	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	361,756
92,842	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	81,558
638,393	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	582,292
337,791	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	308,116
172,866	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	158,617
25,837	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	22,977
116,027	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	106,475
65,671	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	58,404
222,819	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	198,161
179,159	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	164,420
37,415	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	33,274
121,751	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	115,696
53,916	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	47,953
111,982	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	102,313
91,050	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	86,065
81,846	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	72,715
189,844	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	173,199
76,484	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	72,098
113,015	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	106,580
210,785	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	204,642
186,435	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	165,007
356,967	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	325,126
263,181	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	233,151
427,040	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	377,582
122,855	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	111,945
72,235	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	70,130
64,377	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	54,892
101,130	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	94,897
158,932	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	140,688
149,240	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	135,899
380,747	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	357,159
108,338	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	101,632
437,076	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	396,951
51,964	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	50,167
17,906	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	17,287
214,197	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	200,396
122,441	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	111,163
123,980	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	115,953
101,108	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	97,434
43,297	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	42,798
73,353	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	66,599
69,127	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	64,591
248,695	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	219,451
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
478,439	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	420,876
2,829,886	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	2,566,701
172,200	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	150,844
399,420	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	350,624
50,875	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	42,925
233,561	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	196,919
177,807	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	149,912
1,955,704	Government National Mortgage Association, Pool # MA7135, 2.00%, due 01/20/51	1,585,204
343,029	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	277,911
1,869,628	Government National Mortgage Association, Pool # MA7312, 2.50%, due 04/20/51	1,572,399
348,574	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	293,157
3,444,035	Government National Mortgage Association, Pool # MA7534, 2.50%, due 08/20/51	2,897,258
1,756,031	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	1,477,229
1,731,731	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,510,741
399,450	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	348,473
1,658,183	Government National Mortgage Association, Pool # MA7829, 3.50%, due 01/20/52	1,490,960
2,578,385	Government National Mortgage Association, Pool # MA7883, 3.50%, due 02/20/52	2,315,993
1,808,033	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,624,030
956,545	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	884,305
1,789,237	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,654,101
2,715,507	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,510,407
3,099,624	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,609,590
5,500,000	Government National Mortgage Association, TBA, 2.00%, due 07/20/54	4,451,992
3,000,000	Government National Mortgage Association, TBA, 3.50%, due 07/20/54	2,693,906
2,000,000	Government National Mortgage Association, TBA, 4.00%, due 07/20/54	1,848,359
4,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 08/01/54	3,270,156
3,500,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 08/01/54	2,980,469
6,500,000	Uniform Mortgage-Backed Security, TBA, 3.50%, due 07/01/54	5,753,516
7,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/54	7,397,754
1,000,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	1,002,930
		589,570,841
	Municipal Obligations — 0.7%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	57,734
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	384,087
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,390,505
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,155,748
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	80,936
337,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	251,958
1,097,613	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,071,117
456,000	Michigan State University, 4.17%, due 08/15/22(h)	353,615
343,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	373,729
930,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.77%, due 08/01/36	944,474
1,205,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,221,774
330,000	State Board of Administration Finance Corp., 1.71%, due 07/01/27	299,606
885,000	State of California, 7.50%, due 04/01/34	1,022,715
655,000	State of California, 7.55%, due 04/01/39	779,814

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Municipal Obligations — continued
935,000		State of Connecticut, 3.98%, due 06/15/29	902,682
1,785,000		State of Connecticut, 4.51%, due 05/15/28	1,771,708
1,690,000		University of Michigan, 4.45%, due 04/01/22(h)	1,400,842
595,000		University of Virginia, 2.58%, due 11/01/51	378,291
185,000		University of Virginia, 4.18%, due 09/01/17(h)	146,737
			13,988,072
		Sovereign Debt Obligations — 0.3%
200,000		Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	168,960
800,000		Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	812,736
760,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	736,001
215,000		Export-Import Bank of India, 3.88%, due 02/01/28 144A	205,829
450,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	425,768
200,000		Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	198,661
200,000		Korea National Oil Corp., 4.75%, due 04/03/26 144A	198,228
205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	203,787
290,000		Mexico Government International Bonds, 3.50%, due 02/12/34	236,331
700,000		Mexico Government International Bonds, 6.75%, due 09/27/34	731,339
45,000		Peru Government International Bonds, 2.78%, due 01/23/31	38,747
340,000		Province of Alberta, 1.30%, due 07/22/30	280,810
175,000		Province of Alberta, 3.30%, due 03/15/28	166,717
100,000		Province of Manitoba, 2.13%, due 06/22/26	94,777
220,000		Province of Quebec, 2.75%, due 04/12/27	208,885
314,000	EUR	Saudi Government International Bonds, 0.75%, due 07/09/27 144A	310,323
1,070,000	EUR	Serbia International Bonds, 3.13%, due 05/15/27(i) 144A	1,100,610
300,000		Serbia International Bonds, 6.00%, due 06/12/34 144A	295,687
			6,414,196
		U.S. Government and Agency Obligations — 19.7%
75,000		Federal National Mortgage Association, 0.88%, due 08/05/30	60,796
310,000		Federal National Mortgage Association, 4.38%, due 03/17/31(j)	226,921
545,000		Federal National Mortgage Association, 6.63%, due 11/15/30	609,461
210,000		Tennessee Valley Authority, 1.50%, due 09/15/31	171,043
60,000		Tennessee Valley Authority, 7.13%, due 05/01/30	68,059
5,545,000		U.S. Treasury Bonds, 1.75%, due 08/15/41	3,665,657
5,885,000		U.S. Treasury Bonds, 2.00%, due 11/15/41	4,045,248
9,325,000		U.S. Treasury Bonds, 2.25%, due 05/15/41(k)	6,749,879
6,886,000		U.S. Treasury Bonds, 2.25%, due 02/15/52	4,387,942
14,559,000		U.S. Treasury Bonds, 2.38%, due 02/15/42	10,603,047
70,000		U.S. Treasury Bonds, 2.50%, due 02/15/45	49,954
36,410,000		U.S. Treasury Bonds, 3.00%, due 02/15/49(k)	27,586,264
16,475,000		U.S. Treasury Bonds, 3.00%, due 08/15/52	12,397,438
27,527,000		U.S. Treasury Bonds, 3.38%, due 08/15/42	23,258,165
12,269,000		U.S. Treasury Bonds, 3.38%, due 11/15/48	9,967,125
9,530,000		U.S. Treasury Bonds, 3.63%, due 05/15/53	8,111,296
5,090,000		U.S. Treasury Bonds, 3.88%, due 05/15/43	4,594,023
22,819,000		U.S. Treasury Bonds, 4.00%, due 11/15/42	21,035,374
4,935,000		U.S. Treasury Bonds, 4.00%, due 11/15/52	4,496,730
37,871,000		U.S. Treasury Bonds, 4.25%, due 02/15/54	36,069,169
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
13,843,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	13,366,065
21,438,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	21,036,037
17,962,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	17,931,128
17,418,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	17,654,776
11,225,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	11,606,475
4,196,617	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	3,778,360
1,250,000	U.S. Treasury Notes, 0.38%, due 01/31/26	1,165,112
9,190,000	U.S. Treasury Notes, 2.75%, due 08/15/32	8,179,279
5,290,000	U.S. Treasury Notes, 3.25%, due 06/30/29	5,026,430
5,399,000	U.S. Treasury Notes, 3.38%, due 05/15/33	5,004,620
181,000	U.S. Treasury Notes, 3.88%, due 08/15/33	174,170
12,889,000	U.S. Treasury Notes, 4.00%, due 01/31/29	12,692,896
4,873,000	U.S. Treasury Notes, 4.00%, due 01/31/31	4,775,921
29,385,000	U.S. Treasury Notes, 4.00%, due 02/15/34	28,528,703
11,593,000	U.S. Treasury Notes, 4.13%, due 03/31/31	11,442,653
3,935,000	U.S. Treasury Notes, 4.25%, due 12/31/25	3,897,879
20,714,000	U.S. Treasury Notes, 4.38%, due 05/15/34	20,722,091
4,087,000	U.S. Treasury Notes, 4.50%, due 05/31/29	4,115,417
21,807,000	U.S. Treasury Notes, 4.63%, due 04/30/29	22,060,847
17,423,000	U.S. Treasury Notes, 4.63%, due 05/31/31	17,708,846
5,929,000	U.S. Treasury STRIPS Coupon, 0.97%, due 08/15/30(j)	4,539,057
2,310,000	U.S. Treasury STRIPS Coupon, 1.74%, due 02/15/40(j)	1,110,063
1,750,000	U.S. Treasury STRIPS Coupon, 2.26%, due 11/15/42(j)	724,198
3,100,000	U.S. Treasury STRIPS Coupon, 2.57%, due 11/15/40(j)	1,428,026
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(j)(l)	909,464
3,500,000	U.S. Treasury STRIPS Coupon, 2.68%, due 02/15/43(j)	1,430,622
9,155,000	U.S. Treasury STRIPS Coupon, 3.13%, due 11/15/41(j)	3,993,873
2,185,000	U.S. Treasury STRIPS Coupon, 3.17%, due 05/15/42(j)	928,180
75,000	U.S. Treasury STRIPS Coupon, 3.93%, due 02/15/39(j)	38,066
1,830,000	U.S. Treasury STRIPS Coupon, 4.06%, due 02/15/41(j)	833,020
95,000	U.S. Treasury STRIPS Coupon, 4.67%, due 11/15/48(j)	30,018
350,000	U.S. Treasury STRIPS Coupon, 4.75%, due 08/15/40(j)	163,620
85,000	U.S. Treasury STRIPS Coupon, 4.76%, due 05/15/38(j)	44,878
80,000	U.S. Treasury STRIPS Coupon, 4.79%, due 05/15/50(j)	23,949
2,690,000	U.S. Treasury STRIPS Coupon, 4.86%, due 02/15/42(j)	1,157,667
280,000	U.S. Treasury STRIPS Coupon, 4.99%, due 02/15/49(j)	87,635
190,000	U.S. Treasury STRIPS Coupon, 5.44%, due 05/15/40(j)	90,018
		426,553,650
	TOTAL DEBT OBLIGATIONS (COST $2,219,984,821)	2,121,186,834

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(m)(n)	26,796
	TOTAL COMMON STOCK (COST $234,312)	26,796

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.4%
	Mutual Fund - Securities Lending Collateral — 0.9%
19,494,543	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(o)(p)	19,494,543
	U.S. Government and Agency Obligation — 0.5%
12,146,000	U.S. Treasury Bills, 4.97%, due 07/11/24(j)	12,128,298
	TOTAL SHORT-TERM INVESTMENTS (COST $31,622,853)	31,622,841
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.4% (Cost $2,251,841,986)	2,152,836,471
	TBA SALE COMMITMENTS — (0.1)%
(2,500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 08/01/54	(2,288,965)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $2,309,863)	(2,288,965)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.3% (Cost $2,249,532,123)	2,150,547,506
	Other Assets and Liabilities (net) — 0.7%	14,482,322
	NET ASSETS — 100.0%	$2,165,029,828

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2024.
(c)	When-issued security.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	All or a portion of this security is out on loan.
(f)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(g)	Security is perpetual and has no stated maturity date.
(h)	Year of maturity is greater than 2100.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Interest rate presented is yield to maturity.
(k)	All or a portion of this security is pledged for open futures collateral.
(l)	All or a portion of this security is pledged for open centrally cleared swaps collateral.
(m)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
(n)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $26,796 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2024 was $234,312.

(o)	The rate disclosed is the 7-day net yield as of June 30, 2024.
(p)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $403,433,047 which represents 18.6% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	17,514,850	USD	18,824,961	07/02/24	Barclays Bank PLC	$(53,412)
USD	1,120,020	EUR	1,028,574	07/02/24	Barclays Bank PLC	17,645
USD	24,134,479	EUR	22,434,718	08/02/24	Barclays Bank PLC	55,017
USD	17,902,492	EUR	16,486,276	07/02/24	JPMorgan Chase Bank N.A.	233,318
						$252,568
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
172	U.S. Treasury Note 10-Year	Sep 2024	$18,917,313	$(71,518)
321	U.S. Treasury Note 2-Year	Sep 2024	65,554,219	113,886
291	U.S. Treasury Note 5-Year	Sep 2024	31,014,234	221,008
2	U.S. Ultra Bond	Sep 2024	250,688	7,021
				$270,397
Sales
109	U.S. Long Bond	Sep 2024	$12,896,063	$(106,790)
4	U.S. Ultra 10-Year	Sep 2024	454,125	(3,193)
				$(109,983)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.81%	Annual	08/31/25	$—	USD	11,925,000	$22,088	$22,088
SOFR	Annual	4.70%	Annual	09/25/26	154	USD	830,000	(3,244)	(3,398)
SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(7,545)	(7,545)
SOFR	Annual	4.25%	Annual	05/13/29	(9,825)	USD	9,240,000	(74,400)	(64,575)
SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	472,154	(43,654)
4.50%	Annual	SOFR	Annual	05/13/27	5,534	USD	14,850,000	60,853	55,319
4.95%	Annual	SOFR	Annual	03/08/25	—	USD	3,816,000	(8,212)	(8,212)

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
5.09%	Annual	SOFR	Annual	03/10/25	$—	USD	10,650,000	(12,611)	$(12,611)
5.11%	Annual	SOFR	Annual	03/09/25	—	USD	4,664,000	(4,833)	(4,833)
5.11%	Annual	SOFR	Annual	05/17/25	—	USD	21,385,000	(2,784)	(2,784)
5.38%	At Maturity	SOFR	At Maturity	08/31/24	—	USD	23,125,000	(7,858)	(7,858)
									$(78,063)
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,910,000	USD	06/20/29	5.00%	Quarterly	CDX.NA.HY.S42**	$(11,048)	$256,850	$245,802

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.0
Swaps	0.0*
Futures Contracts	0.0*
Equities	0.0*
TBA Sale Commitments	(0.1)
Forward Foreign Currency Contracts	(1.1)
Short-Term Investments	1.5
Other Assets and Liabilities (net)	1.7
100.0

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 93.5%
	Asset Backed Securities — 4.7%
500,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class C, 7.84% (3 mo. USD Term SOFR + 2.51%), due 10/15/34(b) 144A	500,586
220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.32% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	221,811
579,720	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 6.10% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	528,376
650,000	AGL CLO 22 Ltd., Series 2022-22A, Class D, 10.32% (3 mo. USD Term SOFR + 5.00%), due 10/20/35(b) 144A	658,619
500,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class DR, 8.22% (3 mo. USD Term SOFR + 2.90%), due 01/17/32(b) 144A	501,180
830,000	AIMCO CLO 22 Ltd., Series 2024-22A, Class D, 8.73% (3 mo. USD Term SOFR + 3.40%), due 04/19/37(b) 144A	833,069
1,000,000	AMMC CLO 27 Ltd., Series 2022-27A, Class D, 11.33% (3 mo. USD Term SOFR + 6.01%), due 01/20/36(b) 144A	1,004,124
520,000	AMMC CLO 30 Ltd., Series 2024-30A, Class D, 9.79% (3 mo. USD Term SOFR + 4.50%), due 01/15/37(b) 144A	522,542
500,000	Apex Credit CLO Ltd., Series 2019-1A, Class BR, 7.99% (3 mo. USD Term SOFR + 2.66%), due 04/18/32(b) 144A	499,939
500,000	Apex Credit CLO Ltd., Series 2019-2A, Class D, 9.64% (3 mo. USD Term SOFR + 4.31%), due 10/25/32(b) 144A	500,750
720,000	Apex Credit CLO Ltd., Series 2020-1A, Class DRR, 9.64% (3 mo. USD Term SOFR + 4.32%), due 04/20/35(b) 144A	721,358
420,000	Apidos CLO XXII Ltd., Series 2015-22A, Class DR, 12.34% (3 mo. USD Term SOFR + 7.01%), due 04/20/31(b) 144A	421,418
850,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	881,015
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 3.07% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	649,018
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	397,697
500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 8.69% (3 mo. USD Term SOFR + 3.36%), due 10/20/34(b) 144A	495,550
550,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, 8.97% (3 mo. USD Term SOFR + 3.65%), due 04/22/35(b) 144A	552,010
500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 10.23% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	508,519
550,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class D, 9.32% (3 mo. USD Term SOFR + 4.00%), due 04/20/34(b) 144A	551,836
1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 12.43% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	1,000,026
275,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 8.74% (3 mo. USD Term SOFR + 3.41%), due 04/20/31(b) 144A	275,410
415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 7.14% (3 mo. USD Term SOFR + 1.81%), due 07/15/32(b) 144A	415,449
700,000	Barings CLO Ltd., Series 2015-2A, Class DR, 8.54% (3 mo. USD Term SOFR + 3.21%), due 10/20/30(b) 144A	701,783
250,000	Barings CLO Ltd., Series 2016-2A, Class ER2, 12.09% (3 mo. USD Term SOFR + 6.76%), due 01/20/32(b) 144A	251,119
590,000	Birch Grove CLO Ltd., Series 19A, Class D1RR, 9.17% (3 mo. USD Term SOFR + 3.85%), due 07/17/37(b) 144A	591,683
850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 12.45% (3 mo. USD Term SOFR + 7.12%), due 07/25/34(b) 144A	840,051
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,400,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class DR, 8.69% (3 mo. USD Term SOFR + 3.36%), due 07/18/34(b) 144A	1,403,773
280,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 12.00% (3 mo. USD Term SOFR + 6.67%), due 04/15/34(b) 144A	280,970
500,000	Canyon CLO Ltd., Series 2020-1A, Class BR, 7.29% (3 mo. USD Term SOFR + 1.96%), due 07/15/34(b) 144A	500,301
255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 7.29% (3 mo. USD Term SOFR + 1.96%), due 10/15/34(b) 144A	255,336
460,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class DR3, 8.54% (3 mo. USD Term SOFR + 3.21%), due 07/20/31(b) 144A	460,695
1,300,000	Carlyle U.S. CLO Ltd., Series 2019-2A, Class DR, 12.09% (3 mo. USD Term SOFR + 6.76%), due 07/15/32(b) 144A	1,307,949
1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 7.08% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,475,973
510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 7.24% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	510,750
1,060,000	CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, 7.52% (3 mo. USD Term SOFR + 2.20%), due 01/20/35(b) 144A	1,061,858
1,020,000	CBAM Ltd., Series 2018-6A, Class B2R, 7.69% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,021,581
370,000	CIFC Funding Ltd., Series 2017-3A, Class D1R, 9.02% (3 mo. USD Term SOFR + 3.70%), due 04/20/37(b) 144A	371,013
750,000	CIFC Funding Ltd., Series 2018-1A, Class C, 7.34% (3 mo. USD Term SOFR + 2.01%), due 04/18/31(b) 144A	751,556
255,000	Clover CLO Ltd., Series 2019-1A, Class BR, 7.18% (3 mo. USD Term SOFR + 1.85%), due 04/18/35(b) 144A	255,535
900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 11.64% (3 mo. USD Term SOFR + 6.31%), due 01/16/32(b) 144A	896,707
1,000,000	Dryden 87 CLO Ltd., Series 2021-87A, Class D, 8.54% (3 mo. USD Term SOFR + 3.21%), due 05/20/34(b) 144A	970,429
630,000	Eaton Vance CLO Ltd., Series 2020-2A, Class ER, 12.09% (3 mo. USD Term SOFR + 6.76%), due 01/15/35(b) 144A	631,582
350,000	Elmwood CLO XI Ltd., Series 2021-4A, Class B, 7.19% (3 mo. USD Term SOFR + 1.86%), due 10/20/34(b) 144A	350,838
500,000	Empower CLO Ltd., Series 2023-2A, Class C, 8.73% (3 mo. USD Term SOFR + 3.40%), due 07/15/36(b) 144A	510,662
138,991	Falcon Aerospace Ltd., Series 2017-1, 4.58% (1 mo. USD SOFR + 4.58%, 4.58% PIK), due 02/15/42(b)	133,432
250,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class E, 12.72% (3 mo. USD Term SOFR + 7.39%), due 10/15/34(b) 144A	248,148
1,290,000	FS Rialto Issuer LLC, Series 2022-FL7, Class A, 8.23% (1 mo. USD Term SOFR + 2.90%), due 10/19/39(b) 144A	1,299,515
510,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, 8.28% (3 mo. USD Term SOFR + 2.95%), due 11/22/31(b) 144A	511,397
500,000	Gallatin Funding Ltd., Series 2023-1A, Class C1, 9.18% (3 mo. USD Term SOFR + 3.85%), due 10/14/35(b) 144A	508,162
1,060,000	Generate CLO 7 Ltd., Series 7A, Class BR, 7.50% (3 mo. USD Term SOFR + 2.20%), due 04/22/37(b) 144A	1,063,290
250,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 8.54% (3 mo. USD Term SOFR + 3.21%), due 10/15/30(b) 144A	250,367
750,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class D, 8.44% (3 mo. USD Term SOFR + 3.11%), due 04/20/30(b) 144A	752,218
220,000	Golub Capital Partners CLO 66B Ltd., Series 2023-66A, Class A, 7.27% (3 mo. USD Term SOFR + 1.95%), due 04/25/36(b) 144A	221,396

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 10.54% (3 mo. USD Term SOFR + 5.21%), due 04/15/31(b) 144A	247,501
630,000	Greystone CRE Notes, Series 2024-HC3, Class D, 10.66% (1 mo. USD Term SOFR + 5.33%), due 03/15/41(b) 144A	627,341
250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 9.23% (3 mo. USD Term SOFR + 3.91%), due 04/17/34(b) 144A	250,410
255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 7.21% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	255,383
750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 11.33% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	751,961
50,980	GSAA Home Equity Trust, Series 2007-7, Class A4, 6.00% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	47,178
290,000	HalseyPoint CLO I Ltd., Series 2019-1A, Class F, 13.79% (3 mo. USD Term SOFR + 8.46%), due 01/20/33(b) 144A	272,021
840,000	Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, 9.60% (3 mo. USD Term SOFR + 4.26%), due 04/28/37(b) 144A	858,997
1,765,000	HPS Loan Management Ltd., Series 2023-18A, Class B, 8.27% (3 mo. USD Term SOFR + 2.95%), due 07/20/36(b) 144A	1,785,538
730,000	Katayma CLO II Ltd., Series 2024-2A, Class D, 9.79% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	742,010
870,000	KREF Ltd., Series 2022-FL3, Class A, 6.79% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	869,456
144,205	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 6.73% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	140,709
250,000	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class B, 7.04% (3 mo. USD Term SOFR + 1.71%), due 04/19/33(b) 144A	250,675
780,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, 8.28% (3 mo. USD Term SOFR + 2.95%), due 10/20/29(b) 144A	782,140
1,300,000	Madison Park Funding XXVIII Ltd., Series 2018-28A, Class E, 10.84% (3 mo. USD Term SOFR + 5.51%), due 07/15/30(b) 144A	1,306,419
1,405,000	Madison Park Funding XXXIX Ltd., Series 2021-39A, Class D, 8.64% (3 mo. USD Term SOFR + 3.31%), due 10/22/34(b) 144A	1,409,129
900,000	Magnetite XII Ltd., Series 2015-12A, Class ER, 11.27% (3 mo. USD Term SOFR + 5.94%), due 10/15/31(b) 144A	903,933
500,000	Magnetite XXII Ltd., Series 2019-22A, Class DR, 8.69% (3 mo. USD Term SOFR + 3.36%), due 04/15/31(b) 144A	502,013
1,435,000	Magnetite XXIV Ltd., Series 2019-24A, Class BR, 7.08% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,437,660
384,508	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	353,995
496,662	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	424,699
1,050,000	Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, 9.52% (3 mo. USD Term SOFR + 4.19%), due 04/15/34(b) 144A	1,053,398
651,997	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 5.75% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	617,405
370,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	353,194
1,352,875	Neighborly Issuer LLC, Series 2023-1A, Class A2, 7.31%, due 01/30/53 144A	1,365,881
250,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.51% (3 mo. USD Term SOFR + 6.18%), due 10/21/30(b) 144A	250,702
750,000	Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class D1R2, 8.42% (3 mo. USD Term SOFR + 3.10%), due 07/18/38(b) 144A	752,812
540,000	Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class DR, 8.84% (3 mo. USD Term SOFR + 3.51%), due 04/20/31(b) 144A	541,638
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
750,000	Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, 8.49% (3 mo. USD Term SOFR + 3.16%), due 10/16/33(b) 144A	751,104
500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 7.42% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	500,761
480,000	Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class E, 11.59% (3 mo. USD Term SOFR + 6.26%), due 10/16/34(b) 144A	484,140
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 8.14% (3 mo. USD Term SOFR + 2.81%), due 10/15/34(b) 144A	701,025
750,000	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.34% (3 mo. USD Term SOFR + 4.01%), due 10/15/34(b) 144A	751,960
930,000	Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, 7.32% (3 mo. USD Term SOFR + 2.00%), due 01/20/35(b) 144A	933,953
1,285,000	OCP CLO Ltd., Series 2015-9A, Class BR2, 7.08% (3 mo. USD Term SOFR + 1.75%), due 01/15/33(b) 144A	1,286,040
630,000	OCP CLO Ltd., Series 2016-11A, Class DR2, 9.02% (3 mo. USD Term SOFR + 3.70%), due 04/26/36(b) 144A	634,578
990,000	OCP CLO Ltd., Series 2023-27A, Class DR, 8.67% (3 mo. USD Term SOFR + 3.35%), due 07/16/35(b) 144A	1,001,271
500,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class D, 8.99% (3 mo. USD Term SOFR + 3.66%), due 07/15/29(b) 144A	501,206
325,000	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 8.19% (3 mo. USD Term SOFR + 2.86%), due 01/20/31(b) 144A	317,410
275,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 7.19% (3 mo. USD Term SOFR + 1.86%), due 04/21/34(b) 144A	275,762
1,000,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class BR, 7.24% (3 mo. USD Term SOFR + 1.91%), due 10/22/36(b) 144A	1,002,854
500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 6.63% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	500,127
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 6.39% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	696,523
605,000	OZLM XXIII Ltd., Series 2019-23A, Class B1R, 7.44% (3 mo. USD Term SOFR + 2.11%), due 04/15/34(b) 144A	605,543
300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 7.24% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	300,718
250,000	Palmer Square Loan Funding Ltd., Series 2021-2A, Class B, 6.99% (3 mo. USD Term SOFR + 1.66%), due 05/20/29(b) 144A	250,318
990,000	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 8.33% (3 mo. USD Term SOFR + 3.00%), due 04/15/31(b) 144A	992,623
250,000	Parallel Ltd., Series 2017-1A, Class CR, 7.59% (3 mo. USD Term SOFR + 2.26%), due 07/20/29(b) 144A	249,023
575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 7.34% (3 mo. USD Term SOFR + 2.01%), due 07/15/34(b) 144A	575,292
390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 11.59% (3 mo. USD Term SOFR + 6.26%), due 10/20/34(b) 144A	391,898
1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 7.44% (3 mo. USD Term SOFR + 2.11%), due 07/15/31(b) 144A	1,006,036
520,000	Rad CLO 21 Ltd., Series 2023-21A, Class D, 9.72% (3 mo. USD Term SOFR + 4.40%), due 01/25/33(b) 144A	522,031
254,215	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 4.28% (1 mo. USD Term SOFR + 0.99%), due 08/25/33(b)	228,809
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 6.07% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,104,675
1,038,804	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 6.69% (3 mo. USD Term SOFR + 1.36%), due 05/20/31(b) 144A	1,039,261

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class B, 7.34% (3 mo. USD Term SOFR + 2.01%), due 10/20/34(b) 144A	325,650
720,000	RR 18 Ltd., Series 2021-18A, Class D, 11.84% (3 mo. USD Term SOFR + 6.51%), due 10/15/34(b) 144A	722,853
430,000	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.84% (3 mo. USD Term SOFR + 7.51%), due 07/20/34(b) 144A	432,167
515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 8.49% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	516,814
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.30%, due 06/15/32(c)	50,009
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 2.81%, due 03/15/33(c)	49,994
293,757	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	253,408
1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,493,539
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/05/53 144A	1,242,930
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 8.54% (3 mo. USD Term SOFR + 3.21%), due 07/20/32(b) 144A	942,128
462,055	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	427,959
1,000,000	Symphony CLO XXV Ltd., Series 2021-25A, Class D, 9.19% (3 mo. USD Term SOFR + 3.86%), due 04/19/34(b) 144A	1,001,617
790,000	Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, 8.27% (3 mo. USD Term SOFR + 2.95%), due 01/20/35(b) 144A	795,529
1,190,000	Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 9.55% (3 mo. USD Term SOFR + 4.30%), due 04/18/37(b) 144A	1,220,180
620,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, 9.47% (3 mo. USD Term SOFR + 4.15%), due 10/20/34(b) 144A	624,145
500,000	Venture 43 CLO Ltd., Series 2021-43A, Class D, 9.06% (3 mo. USD Term SOFR + 3.73%), due 04/15/34(b) 144A	490,518
500,000	Verde CLO Ltd., Series 2019-1A, Class DR, 8.84% (3 mo. USD Term SOFR + 3.51%), due 04/15/32(b) 144A	501,074
660,000	Voya CLO Ltd., Series 2017-2A, Class A2AR, 7.24% (3 mo. USD Term SOFR + 1.91%), due 06/07/30(b) 144A	661,560
260,000	Voya CLO Ltd., Series 2017-3A, Class DR, 12.54% (3 mo. USD Term SOFR + 7.21%), due 04/20/34(b) 144A	261,291
690,000	Warwick Capital CLO 3 Ltd., Series 2024-3A, Class D, 9.82% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	709,054
260,000	Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 6.80% (3 mo. USD Term SOFR + 1.48%), due 10/24/34(b) 144A	260,395
250,000	Wind River CLO Ltd., Series 2021-4A, Class B, 7.24% (3 mo. USD Term SOFR + 1.91%), due 01/20/35(b) 144A	250,165
		83,022,489
	Bank Loans — 13.5%
858,200	1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 7.09% (3 mo. USD Term SOFR + 1.75%), due 09/20/30(b)	856,054
1,931,568	19th Holdings Golf LLC, 2022 Term Loan B, 8.68% (1 mo. USD Term SOFR + 3.35%), due 02/07/29(b)	1,912,252
1,462,632	Access CIG LLC, 2023 Term Loan, 10.33% (3 mo. USD Term SOFR + 5.00%), due 08/18/28(b)	1,474,008
1,145	ACProducts, Inc., 2021 Term Loan B, 9.85% (3 mo. USD Term SOFR + 4.25%), due 05/17/28(b)	973
103,232	Acrisure LLC, 2020 Term Loan B, 8.96% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	103,337
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
982,412		Acrisure LLC, 2021 First Lien Term Loan B, 9.71% (1 mo. USD LIBOR + 4.25%), due 02/15/27(b)	987,018
801,915		Acrisure LLC, 2023 Term Loan, 8.60% (1 mo. USD Term SOFR + 3.525%), due 11/06/30(b)	806,426
2,313,202		Adient US LLC, 2024 Term Loan B2, 8.09% (1 mo. USD Term SOFR + 2.75%), due 01/31/31(b)	2,330,732
142,821		Adtalem Global Education Inc., 2024 Term Loan B, 8.84% (1 mo. USD Term SOFR + 3.50%), due 08/11/28(b)	143,669
1,188,225		Advisor Group, Inc., 2024 Term Loan, 9.34% (1 mo. USD Term SOFR + 4.00%), due 08/17/28(b)	1,193,318
2,138,837		Agiliti Health, Inc., 2023 Term Loan, 8.30% (3 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	2,130,150
239,978		AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, 9.58% (1 mo. USD Term SOFR + 4.25%), due 07/31/28(d)	240,683
1,156,522		AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, 9.60% (1 mo. USD Term SOFR + 4.25%), due 07/31/28(b)	1,159,918
1,749,238		A-L Parent LLC, 2023 Take Back Term Loan, 10.84% (1 mo. USD Term SOFR + 5.50%), due 06/30/28(b)	1,761,628
767,897		Allen Media LLC, 2021 Term Loan B, 10.98% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	573,235
1,538,584		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 9.19% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	1,534,642
530,000		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B TBD, due 05/12/28(e)	528,642
910,000		Allwyn International AS, Term Loan B TBD, due 06/02/31(e)	910,000
1,274,000		Amentum Government Services Holdings LLC, 2022 Term Loan, 9.34% (1 mo. USD Term SOFR + 4.00%), due 02/15/29(b)	1,281,166
484,579		Amentum Government Services Holdings LLC, Term Loan B, 9.46% (1 mo. USD Term SOFR + 4.00%), due 01/29/27(b)	486,598
1,368,450		American Airlines, Inc., 2021 Term Loan, 10.34% (3 mo. USD Term SOFR + 4.75%), due 04/20/28(b)	1,415,062
1,126,000		American Greetings Corp., 2024 Term Loan B, 11.09% (1 mo. USD Term SOFR + 5.75%), due 10/30/29(b)	1,134,043
1,269,038		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 8.96% (1 mo. USD Term SOFR + 3.50%), due 11/30/28(b)	1,268,244
1,930,243		AmWINS Group, Inc., 2021 Term Loan B, 7.59% (1 mo. USD Term SOFR + 2.25%), due 02/19/28(b)	1,930,947
340,275		Anticimex International AB, 2021 USD Term Loan B1, 8.46% (3 mo. USD Term SOFR + 3.15%), due 11/16/28(b)	340,701
1,833,000		APi Group DE, Inc., 2024 Term Loan B, 7.34% (1 mo. USD Term SOFR + 2.00%), due 01/03/29(b)	1,833,572
144,436		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 8.94% (1 mo. USD Term SOFR + 3.50%), due 03/11/28(b)	140,103
497,382		Apollo Commercial Real Estate Finance, Inc., Term Loan B, 8.21% (1 mo. USD Term SOFR + 2.75%), due 05/15/26(b)	490,543
1,268,285		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(b)(f)(g)	1,163,144
589,397	EUR	Aruba Investments Holdings LLC, 2020 EUR Term Loan, 7.65% (1 mo. EURIBOR + 4.00%), due 11/24/27(b)	618,527
1,506,225		AssuredPartners, Inc., 2024 Incremental Term Loan B5, 8.84% (1 mo. USD Term SOFR + 3.50%), due 02/14/31(b)	1,511,873
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 10.71% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	832,099

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
489,168		Asurion LLC, 2021 Term Loan B9, 8.71% (1 mo. USD Term SOFR + 3.25%), due 07/31/27(b)	481,830
602,298		Asurion LLC, 2022 Term Loan B10, 9.44% (1 mo. USD Term SOFR + 4.00%), due 08/19/28(b)	596,463
1,461,849		Autokiniton U.S. Holdings, Inc., 2024 Term Loan B, 9.46% (1 mo. USD Term SOFR + 4.00%), due 04/06/28(b)	1,472,813
668,759		Barnes Group, Inc., 2024 Term Loan, 7.84% (1 mo. USD Term SOFR + 2.50%), due 09/03/30(b)	671,371
686,810		Bausch & Lomb Corp., 2023 Incremental Term Loan, 9.34% (1 mo. USD Term SOFR + 4.00%), due 09/29/28(b)	683,590
1,118,000	EUR	Belron Luxembourg SARL, 2021 EUR Term Loan B, 6.25% (3 mo. EURIBOR + 2.43%), due 04/13/28(b)	1,201,026
780,000		Blackhawk Network Holdings, Inc., 2024 Term Loan, 10.34% (1 mo. USD Term SOFR + 5.00%), due 03/12/29(b)	782,356
1,496,073		Blackstone Mortgage Trust, Inc., 2019 Term Loan B TBD, due 04/23/26(e)	1,468,957
1,133,529		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 8.35% (3 mo. USD Term SOFR + 3.00%), due 07/02/29(b)	1,134,316
491,864		Brown Group Holding LLC, Term Loan B, 8.18% (1 mo. USD Term SOFR + 2.75%), due 06/07/28(b)	492,479
303,114		Caesars Entertainment Inc., Term Loan B, 8.10% (3 mo. USD Term SOFR + 2.75%), due 02/06/30(b)	303,683
6,467,790		Caesars Entertainment, Inc., 2024 Term Loan B1, 8.10% (3 mo. USD Term SOFR + 2.75%), due 02/06/31(b)	6,478,184
1,004,069		Camelot U.S. Acquisition LLC, 2024 Term Loan B, 8.09% (1 mo. USD Term SOFR + 2.75%), due 01/31/31(b)	1,006,830
1,365,447		Cardinal Parent, Inc., 2020 Term Loan B, 9.84% (3 mo. USD Term SOFR + 4.50%), due 11/12/27(b)	1,284,373
297,586		Carnival Corp., 2024 Term Loan B2, 8.09% (1 mo. USD Term SOFR + 2.75%), due 08/08/27(b)	299,260
884,250		CB Poly U.S. Holdings, Inc., Term Loan B, 10.84% (3 mo. USD Term SOFR + 5.50%), due 05/18/29(b)	866,565
1,779,606		CCI Buyer, Inc., Term Loan, 9.33% (3 mo. USD Term SOFR + 4.00%), due 12/17/27(b)	1,782,943
916,489		Cengage Learning, Inc., 2024 Term Loan B, 9.54% (6 mo. USD Term SOFR + 4.25%), due 03/22/31(b)	920,343
1,987,487		Central Parent, Inc., 2019 Term Loan B, 8.58% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(b)	1,963,421
490,000		Chromalloy Corp., 2024 Term Loan B, 9.06% (3 mo. USD Term SOFR + 3.75%), due 03/27/31(b)	492,083
1,539,242		Cimpress Public, Ltd. Co., 2024 Term Loan B, 8.34% (1 mo. USD Term SOFR + 3.00%), due 05/17/28(b)	1,544,052
1,471,412		Cinemark USA, Inc., 2023 Term Loan B, 8.60% (1 mo. USD Term SOFR + 3.25%), due 05/24/30(b)	1,478,769
2,431,681		Citadel Securities LP, 2024 Term Loan B, 7.59% (1 mo. USD Term SOFR + 2.25%), due 07/29/30(b)	2,441,180
897,750		Clarios Global LP, 2024 Term Loan B, 8.34% (1 mo. USD Term SOFR + 3.00%), due 05/06/30(b)	901,538
178,206		Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 9.46% (1 mo. USD Term SOFR + 4.00%), due 08/23/28(b)	178,715
498,735		Cloud Software Group, Inc., 2024 USD Term Loan B, 9.35% (1 mo. USD Term SOFR + 4.00%), due 03/30/29(b)	498,943
160,000		Cloudera, Inc., 2021 Second Lien Term Loan, 11.44% (1 mo. USD Term SOFR + 6.00%), due 10/08/29(b)	159,100
815,827		Cloudera, Inc., 2021 Term Loan, 9.19% (1 mo. USD Term SOFR + 3.75%), due 10/08/28(b)	817,187
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
357,770	Clydesdale Acquisition Holdings, Inc., Term Loan B, 9.12% (1 mo. USD Term SOFR + 3.68%), due 04/13/29(b)	358,993
1,177,852	CommScope, Inc., 2019 Term Loan B, 8.71% (1 mo. USD Term SOFR + 3.25%), due 04/06/26(b)	1,063,747
116,494	Community Brands Private, Delayed Draw Term Loan TBD, due 06/13/29(e)	116,494
413,506	Community Brands Private, Term Loan TBD, due 06/13/29(e)	411,438
497,442	CoreLogic, Inc., Term Loan, 8.96% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	489,670
1,097,250	Cotiviti Corp., 2024 Term Loan, 8.58% (1 mo. USD Term SOFR + 3.25%), due 05/01/31(b)	1,097,765
3,500,067	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1 TBD, due 01/30/31(e)	3,513,910
3,500,067	Crown Subsea Communications Holding,Inc., 2024 Term Loan B, 10.08% (3 mo. USD Term SOFR + 4.75%), due 01/30/31(b)	3,513,920
585,911	CTC Holdings LP, Term Loan B, 10.48% (3 mo. USD Term SOFR + 5.00%), due 02/20/29(b)	585,178
1,687,992	DCert Buyer, Inc., 2019 Term Loan B, 9.35% (1 mo. USD Term SOFR + 4.00%), due 10/16/26(b)	1,646,636
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 12.34% (1 mo. USD Term SOFR + 7.00%), due 02/19/29(b)	818,342
831,610	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.08% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	832,454
288,100	Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 12.32% (3 mo. USD Term SOFR + 6.75%), due 04/07/28(b)	288,820
3,334,206	DirecTV Financing, LLC, 2024 Term Loan, 10.71% (1 mo. USD Term SOFR + 5.25%), due 08/02/29(b)	3,322,953
1,150,000	DS Parent, Inc., Term Loan B, 10.83% (3 mo. USD Term SOFR + 5.50%), due 01/31/31(b)	1,152,156
1,642,474	Dun & Bradstreet Corp., 2024 Term Loan B, 8.10% (1 mo. USD Term SOFR + 2.75%), due 01/18/29(b)	1,645,407
347,013	Electron BidCo, Inc., 2021 Term Loan, 8.46% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	347,338
1,503,585	Emrld Borrower LP, Term Loan B, 7.84% (1 mo. USD Term SOFR + 2.50%), due 05/31/30(b)	1,504,995
190,000	EMRLD Borrower LP, 2024 Term Loan B TBD, due 06/18/31(e)	190,416
928,309	Endure Digital, Inc., Term Loan, 8.94% (1 mo. USD Term SOFR + 3.50%), due 02/10/28(b)	863,327
334,305	EP Purchaser LLC, 2021 Term Loan B, 9.10% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	334,932
441,000	Evertec Group LLC, 2023 Term Loan B, 8.60% (1 mo. USD Term SOFR + 3.25%), due 10/30/30(b)	444,308
1,195,980	EyeCare Partners, LLC, 2024 Second Out Term Loan B, 10.04% (3 mo. USD Term SOFR + 4.61%), due 11/30/28(b)	750,477
66,550	EyeCare Partners, LLC, 2024 Third Out Term Loan C, 12.08% (3 mo. USD Term SOFR + 6.75%), due 11/30/28(b)	13,310
1,202,422	First Brands Group LLC, 2021 Term Loan, 10.59% (3 mo. USD Term SOFR + 5.00%), due 03/30/27(b)	1,196,840
1,503,677	First Brands Group LLC, 2022 Incremental Term Loan, 10.59% (3 mo. USD Term SOFR + 5.00%), due 03/30/27(b)	1,497,411
698,250	First Eagle Investment Management LLC, 2024 Term Loan B TBD, due 03/05/29(e)	696,068
1,303,450	Flutter Financing BV, Term Loan B, 7.58% (3 mo. USD Term SOFR + 2.25%), due 11/25/30(b)	1,305,731
475,523	Focus Financial Partners LLC, 2021 Term Loan B4, 7.85% (1 mo. USD Term SOFR + 2.50%), due 06/30/28(b)	475,523
2,440,000	Fortress Intermediate 3, Inc., Term Loan B TBD, due 06/27/31(e)	2,446,100

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
895,455		Four Seasons Hotels, Ltd., 2024 Term Loan B, 7.34% (1 mo. USD Term SOFR + 2.00%), due 11/30/29(b)	900,412
645,411		Gainwell Acquisition Corp., Term Loan B, 9.43% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	623,016
3,035,253		Garda World Security Corp., 2022 Term Loan B, 9.59% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	3,059,535
1,300,000		Genesee & Wyoming, Inc., 2024 Term Loan B, 7.33% (3 mo. USD Term SOFR + 2.00%), due 04/10/31(b)	1,300,399
685,283		Genesys Cloud Services Holdings II LLC, Term Loan B, 9.21% (1 mo. USD Term SOFR + 3.75%), due 12/01/27(b)	690,708
602,375		Geo Group, Inc. (The), 2024 Term Loan B, 10.59% (3 mo. USD Term SOFR + 5.25%), due 04/13/29(b)	616,180
1,417,143		Global Medical Response, Inc., 2024 PIK Term Loan, 10.85% (3 mo. USD Term SOFR + 5.00%), due 10/31/28(b)	1,374,628
1,973,680		Gray Television, Inc., 2021 Term Loan D, 8.44% (1 mo. USD Term SOFR + 3.00%), due 12/01/28(b)	1,783,988
420,000		Gray Television, Inc., 2024 Term Loan B TBD, due 06/04/29(e)	399,840
518,400		Greystone Select Financial LLC, Term Loan B, 10.59% (3 mo. USD Term SOFR + 5.00%), due 06/16/28(b)	517,104
1,353,012		GTCR W Merger Sub LLC, 2024 USD Term Loan B TBD, due 01/31/31(e)	1,353,012
372,000	EUR	GTCR W Merger Sub LLC, EUR Term Loan B, 6.97% (3 mo. EURIBOR + 3.25%), due 01/31/31(b)	399,296
1,923,012		GTCR W Merger Sub LLC, USD Term Loan B, 8.33% (3 mo. USD Term SOFR + 3.00%), due 01/31/31(b)	1,926,618
1,110,000		Harbor Freight Tools USA, Inc., 2024 Term Loan B TBD, due 06/05/31(e)	1,108,227
177,750		Howden Group Holdings Ltd., 2023 USD Term Loan B, 9.34% (1 mo. USD Term SOFR + 4.00%), due 04/18/30(b)	178,167
978,272		Hudson River Trading LLC, 2021 Term Loan, 8.44% (1 mo. USD Term SOFR + 3.00%), due 03/20/28(b)	979,087
1,615,785		II-VI, Inc., 2024 Term Loan, 7.84% (1 mo. USD Term SOFR + 2.50%), due 07/02/29(b)	1,619,824
870,000		Indy U.S. Holdco LLC, 2024 USD Term Loan B TBD, due 03/06/28(e)	868,912
554,290		Ingram Micro, Inc., 2023 Term Loan, 8.60% (3 mo. USD Term SOFR + 3.00%), due 06/30/28(b)	557,177
91,844		International Textile Group, Inc., 2023 Last Out Term Loan, 6.45% (3 mo. USD SOFR + 1.15%, 5.50% PIK), due 09/30/27(b)	53,040
59,400		International Textile Group, Inc., 2023 Term Loan, 13.95% (3 mo. USD Term SOFR + 8.65%), due 09/30/27(b)	58,460
1,216,927		International Textile Group, Inc., 2023 Term Loan TBD, due 09/30/27(e)	1,197,663
1,011,064		IXS Holdings, Inc., 2020 Term Loan B, 9.70% (3 mo. USD Term SOFR + 4.25%), due 03/05/27(b)	985,787
2,383,861		Jazz Financing Lux SARL, 2024 1st Lien Term Loan B TBD, due 05/05/28(e)	2,388,331
1,596,240		Jazz Financing Lux SARL, 2024 Term Loan B, 8.46% (1 mo. USD Term SOFR + 3.00%), due 05/05/28(b)	1,598,984
340,000		Johnstone Supply LLC, Term Loan, 8.33% (3 mo. USD Term SOFR + 3.00%), due 05/16/31(b)	340,850
1,310,660		Jump Financial LLC, Term Loan B, 10.10% (3 mo. USD Term SOFR + 4.50%), due 08/07/28(b)	1,309,022
1,140,000		Kaman Corp., 2024 Term Loan, 8.83% (3 mo. USD Term SOFR + 3.50%), due 04/21/31(b)	1,147,125
144,061		Knight Health Holdings LLC, Term Loan B, 10.60% (1 mo. USD Term SOFR + 5.25%), due 12/23/28(b)	69,420
2,207,000	EUR	Kohler Energy Co. LLC, EUR Term Loan B, 8.47% (3 mo. EURIBOR + 4.75%), due 05/01/31(b)	2,376,194
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
826,306		Lakeshore Intermediate LLC, Term Loan, 8.96% (1 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	824,964
309,203		Liberty Tire Recycling Holdco, LLC, 2021 Term Loan, 9.96% (1 mo. USD Term SOFR + 4.50%), due 05/05/28(b)	304,855
807,918		Liberty Tire Recycling Holdco, LLC, 2021 Term Loan TBD, due 05/05/28(e)	796,557
801,900		LIDS Holdings, Inc., Term Loan, 10.99% (3 mo. USD Term SOFR + 5.50%), due 12/14/26(b)	801,900
360,000		LifePoint Health, Inc., 2024 Incremental Term Loan B, 9.33% (3 mo. USD Term SOFR + 4.00%), due 05/17/31(b)	360,956
4,423,638		LifePoint Health, Inc., 2024 Term Loan B, 10.06% (3 mo. USD Term SOFR + 4.75%), due 11/16/28(b)	4,452,794
4,278,000	EUR	Lorca Holdco, Ltd., 2024 EUR Term Loan TBD, due 03/25/31(e)	4,590,680
310,000		Lorca Holdco, Ltd., 2024 USD Term Loan TBD, due 03/25/31(e)	310,775
682,500		LRS Holdings LLC, Term Loan B, 9.69% (1 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	621,075
614,088		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.59% (3 mo. USD Term SOFR + 5.00%), due 07/27/28(b)	352,771
2,438,445		MajorDrive Holdings IV LLC, Term Loan B, 9.60% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	2,445,628
929,317		McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 10.35% (1 mo. USD Term SOFR + 4.75%), due 07/28/28(b)	932,028
568,575		Medline Borrower LP, 2024 Term Loan B, 8.09% (1 mo. USD Term SOFR + 2.75%), due 10/23/28(b)	570,571
530,000		Medline Borrower LP, 2024 USD Add-on Term Loan B TBD, due 10/23/28(e)	530,662
1,078,110		MH Sub I LLC, 2023 Term Loan, 9.59% (1 mo. USD Term SOFR + 4.25%), due 05/03/28(b)	1,078,539
2,582,000		MI Windows and Doors LLC, 2024 Term Loan B2, 8.84% (1 mo. USD Term SOFR + 3.50%), due 03/28/31(b)	2,601,365
869,799		Michaels Cos., Inc., 2021 Term Loan B, 9.85% (3 mo. USD Term SOFR + 4.25%), due 04/15/28(b)	783,037
1,670,000		Mitchell International, Inc., 2024 1st Lien Term Loan, 8.53% (3 mo. USD Term SOFR + 3.25%), due 06/17/31(b)	1,657,475
1,842,039		MKS Instruments, Inc., 2023 Term Loan B, 7.83% (1 mo. USD Term SOFR + 2.50%), due 08/17/29(b)	1,846,644
1,355,000		MKS Instruments, Inc., 2024 USD Term Loan B TBD, due 08/17/29(e)	1,358,103
4,631,000		Modena Buyer LLC, Term Loan TBD, due 04/18/31(e)	4,526,080
781,959		MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.86% (3 mo. USD Term SOFR + 4.25%), due 09/01/28(b)	654,109
179,792		MRI Software LLC, 2020 Term Loan, 10.84% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	177,999
738,157		MRI Software LLC, 2020 Term Loan B, 10.93% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	730,794
1,336,500		Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 10.16% (3 mo. USD Term SOFR + 4.75%), due 04/11/29(b)	1,257,312
2,526,694		Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 10.41% (3 mo. USD Term SOFR + 5.00%), due 04/11/29(b)	2,382,672
1,655,850		Nexus Buyer LLC, 2023 Term Loan B2, 9.85% (1 mo. USD Term SOFR + 4.50%), due 12/13/28(b)	1,659,783
497,487		Nielsen Consumer, Inc., 2023 USD Fifth Amendment Incremental Term Loan, 11.60% (1 mo. USD Term SOFR + 6.25%), due 03/06/28(b)	499,975
884,569		Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, 8.85% (3 mo. USD Term SOFR + 3.5%), due 06/20/31(b)	887,195
1,871,000	EUR	Olympus Water US Holding Corp., 2024 EUR Term Loan B TBD, due 06/20/31(e)	2,007,543

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
487,550		Ontario Gaming GTA LP, Term Loan B, 9.58% (3 mo. USD Term SOFR + 4.25%), due 08/01/30(b)	490,394
787,994	EUR	Organon & Co., EUR Term Loan B, 6.69% (1 mo. EURIBOR + 3.00%), due 06/02/28(b)	847,097
918,823		Oscar AcquisitionCo LLC, 2024 Term Loan B TBD, due 04/29/29(e)	919,253
458,828		Oscar AcquisitionCo LLC, Term Loan B TBD, due 04/29/29(e)	459,544
1,006,415		Parexel International Corp., 2021 1st Lien Term Loan, 8.71% (1 mo. USD Term SOFR + 3.25%), due 11/15/28(b)	1,009,140
843,331	EUR	Paysafe Holdings (U.S) Corp., EUR Term Loan B2, 6.65% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	895,367
653,250		PECF USS Intermediate Holding III Corp., Term Loan B, 9.84% (3 mo. USD Term SOFR + 4.25%), due 12/15/28(b)	428,968
778,050		Peer Holding III BV, 2023 USD Term Loan B4, 8.59% (3 mo. USD Term SOFR + 3.25%), due 10/28/30(b)	780,481
750,000		Peer Holding III BV, 2024 USD Term Loan B5 TBD, due 06/20/31(e)	751,719
2,029,566		Peraton Corp., Term Loan B, 9.19% (1 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	2,032,668
3,470,336		PetSmart, Inc., 2021 Term Loan B, 9.19% (1 mo. USD Term SOFR + 3.75%), due 02/11/28(b)	3,464,451
868,224		Phoenix Guarantor, Inc., 2024 Term Loan, 8.59% (1 mo. USD Term SOFR + 3.25%), due 02/21/31(b)	867,018
340,000		Planview Parent, Inc., 2024 2nd Lien Term Loan TBD, due 12/18/28(e)	339,575
1,250,157		Planview Parent, Inc., 2024 Term Loan, 9.08% (3 mo. USD Term SOFR + 3.75%), due 12/17/27(b)	1,248,594
508,725		Prime Security Services Borrower LLC, 2024 Term Loan B, 7.58% (3 mo. USD Term SOFR + 2.25%), due 10/13/30(b)	509,282
2,268,376		Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 9.07% (3 mo. USD Term SOFR + 3.75%), due 10/28/30(b)	2,278,443
658,409		Proofpoint, Inc., 2024 Term Loan, 8.34% (1 mo. USD Term SOFR + 3.00%), due 08/31/28(b)	659,827
596,306		Quikrete Holdings, Inc., 2024 Term Loan B1, 7.59% (1 mo. USD Term SOFR + 2.25%), due 03/19/29(b)	597,377
941,088		Rand Parent LLC, 2023 Term Loan B, 9.58% (3 mo. USD Term SOFR + 4.25%), due 03/17/30(b)	944,543
929,284	EUR	Roper Industrial Products Investment Co. LLC, 2024 EUR Term Loan B, 7.47% (3 mo. USD Term SOFR + 3.75%), due 11/22/29(b)	999,290
1,525,764		Roper Industrial Products Investment Co. LLC, 2024 USD Term Loan B, 8.59% (3 mo. USD Term SOFR + 3.25%), due 11/22/29(b)	1,533,630
205,259		RSC Acquisition, Inc., 2019 Term Loan, 10.98% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	205,259
7,378		RSC Acquisition, Inc., 2019 Term Loan, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	7,378
78,042		RSC Acquisition, Inc., 2020 Incremental Term Loan, 10.98% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	78,042
5,199		RSC Acquisition, Inc., 2020 Incremental Term Loan, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	5,199
10,019		RSC Acquisition, Inc., 2021 Term Loan C, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	10,019
143,801		RSC Acquisition, Inc., 2021 Term Loan C, 10.98% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	143,801
55,654		RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	55,654
245,012		RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 11.33% (3 mo. USD Term SOFR + 6.00%), due 11/01/29(b)	244,400
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
45,060	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 10.95% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	45,060
25,619	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 10.98% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	25,619
55,771	RSC Acquisition, Inc., 2023 Delayed Draw Term Loan, 11.33% (3 mo. USD Term SOFR + 6.00%), due 11/01/29(b)	55,632
179,732	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan, 11.35% (3 mo. USD Term SOFR + 6.00%), due 11/01/29(b)	179,283
39,868	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan TBD, due 11/01/29(e)	39,768
1,107,225	Ryan LLC, Term Loan, 8.84% (1 mo. USD Term SOFR + 3.50%), due 11/14/30(b)	1,115,529
3,762,128	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 9.09% (1 mo. USD Term SOFR + 3.75%), due 02/24/28(b)	3,771,274
2,636,771	Sedgwick Claims Management Services, Inc., 2024 Term Loan B TBD, due 06/27/31(e)	2,630,179
295,234	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 9.07% (3 mo. USD Term SOFR + 3.75%), due 10/20/27(b)	302,845
1,074,963	Solis IV BV, USD Term Loan B1, 8.84% (3 mo. USD Term SOFR + 3.50%), due 02/26/29(b)	1,069,012
1,610,000	Sotera Health Holdings, LLC, 2024 Term Loan B, 8.59% (1 mo. USD Term SOFR + 3.25%), due 05/30/31(b)	1,607,987
1,610,000	Spencer Spirit IH LLC, 2024 Term Loan B TBD, due 06/25/31(e)	1,612,012
567,604	Spencer Spirit IH LLC, Term Loan B, 11.43% (1 mo. USD Term SOFR + 6.00%), due 06/19/26(b)	569,082
816,075	SPX FLOW, Inc., 2024 Term Loan B, 8.84% (1 mo. USD Term SOFR + 3.50%), due 04/05/29(b)	821,762
891,995	SS&C Technologies Inc., 2024 Term Loan B8, 7.35% (1 mo. USD Term SOFR + 2.00%), due 05/09/31(b)	894,179
1,319,693	Star Parent, Inc., Term Loan B, 9.08% (3 mo. USD Term SOFR + 3.75%), due 09/27/30(b)	1,320,311
1,576,050	Station Casinos LLC, 2024 Term Loan B, 7.59% (1 mo. USD Term SOFR + 2.25%), due 03/14/31(b)	1,577,483
689,367	Sycamore Buyer LLC, Term Loan B, 7.69% (1 mo. USD Term SOFR + 2.25%), due 07/23/29(b)	687,787
760,000	Tanzania, 2024 Term Loan, 10.76% (3 mo. USD Term SOFR + 5.45%), due 04/30/31(b)	750,500
260,000	Team Public Choices LLC, 2024 Term Loan B TBD, due 12/20/27(e)	256,100
1,112,144	Thermostat Purchaser III, Inc., 2024 Term Loan B, 9.59% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	1,117,705
985,050	Triton Water Holdings, Inc., 2024 Incremental Term Loan B, 9.34% (3 mo. USD Term SOFR + 4.00%), due 03/31/28(b)	988,846
737,202	Triton Water Holdings, Inc., Term Loan, 8.59% (3 mo. USD Term SOFR + 3.25%), due 03/31/28(b)	738,200
2,296,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 8.58% (3 mo. USD Term SOFR + 3.25%), due 05/06/31(b)	2,304,610
1,112,000	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 10.08% (3 mo. USD Term SOFR + 4.75%), due 05/06/32(b)	1,136,556
373,124	Tutor Perini Corp., Term Loan B TBD, due 08/18/27(e)	374,368
1,257,695	Uber Technologies, Inc., 2023 Term Loan B, 8.09% (3 mo. USD Term SOFR + 2.75%), due 03/03/30(b)	1,264,770
795,685	UFC Holdings LLC, 2021 Term Loan B, 8.34% (3 mo. USD Term SOFR + 2.75%), due 04/29/26(b)	798,239
533,321	UKG, Inc., 2024 Term Loan B, 8.58% (1 mo. USD Term SOFR + 3.25%), due 02/10/31(b)	535,932
1,376,550	United Airlines, Inc., 2024 Term Loan B, 8.09% (1 mo. USD Term SOFR + 2.75%), due 02/22/31(b)	1,381,835

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
170,000	Univision Communications Inc., 2024 Term Loan B, 8.84% (3 mo. USD Term SOFR + 3.50%), due 01/23/29(b)	168,406
389,065	USI, Inc., 2024 Term Loan (2030), 8.08% (3 mo. USD Term SOFR + 2.75%), due 09/27/30(b)	389,551
1,404,000	UST Holdings Ltd., Term Loan, 8.94% (1 mo. USD Term SOFR + 3.50%), due 11/20/28(b)	1,407,948
1,309,564	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 8.09% (1 mo. USD Term SOFR + 3.25%), due 12/06/30(b)	1,312,565
1,322,888	Vertiv Group Corp., 2024 Term Loan B, 7.33% (3 mo. USD Term SOFR + 2.00%), due 03/02/27(b)	1,328,262
970,000	VFH Parent LLC, 2024 Term Loan B, 8.09% (3 mo. USD Term SOFR + 2.75%), due 06/21/31(b)	970,000
590,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 8.66% (6 mo. USD Term SOFR + 3.25%), due 03/31/31(b)	558,498
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 7.94% (1 mo. USD Term SOFR + 2.50%), due 01/31/28(b)	1,579,545
1,857,797	VM Consolidated, Inc., 2024 Term Loan B, 8.09% (1 mo. USD Term SOFR + 2.75%), due 03/24/28(b)	1,870,956
630,823	VT Topco, Inc., 2024 Term Loan B, 8.84% (1 mo. USD Term SOFR + 3.50%), due 08/09/30(b)	634,306
500,000	Wec U.S. Holdings Ltd., 2024 Term Loan, 8.09% (1 mo. USD Term SOFR + 2.75%), due 01/27/31(b)	501,156
1,177,893	Western Dental Services Inc., 2024 PIK 2nd Out Term Loan Tranche A, 6.61% (3 mo. USD Term SOFR + 1.00%), due 08/18/28(b)(g)	1,177,893
481,000	Wheel Pros, LLC, 2023 FILO Term Loan, 14.46% (3 mo. USD Term SOFR + 8.88%), due 02/10/28(b)	518,759
388,997	WIN Waste Innovations Holdings, Inc., 2021 Term Loan B, 8.21% (1 mo. USD Term SOFR + 2.75%), due 03/24/28(b)	362,740
721,500	Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 9.57% (3 mo. USD Term SOFR + 4.00%), due 07/26/28(b)	724,544
480,000	WW International, Inc., 2021 Term Loan B, 8.96% (1 mo. USD Term SOFR + 3.50%), due 04/13/28(b)	197,200
		238,687,390
	Convertible Debt — 0.8%
265,000	Ascendis Pharma AS, 2.25%, due 04/01/28	295,929
200,000	Axon Enterprise, Inc., 0.50%, due 12/15/27	275,415
375,000	Block, Inc., 0.13%, due 03/01/25	362,733
200,000	Carnival Corp., 5.75%, due 12/01/27	327,075
645,000	Cloudflare, Inc., 3.52%, due 08/15/26(h)	587,756
165,000	CyberArk Software Ltd., due 11/15/24(h)	287,430
225,000	Datadog, Inc., 0.13%, due 06/15/25	326,813
295,000	Dexcom, Inc., 0.38%, due 05/15/28	289,690
1,450,000	DISH Network Corp., 25.27%, due 12/15/25(h)	1,074,961
1,655,000	DraftKings Holdings, Inc., 4.49%, due 03/15/28(h)	1,379,442
270,000	Fluor Corp., 1.13%, due 08/15/29 144A	308,948
170,000	Freshpet, Inc., 3.00%, due 04/01/28	337,219
146,000	Gannett Co., Inc., 6.00%, due 12/01/27 144A	158,502
245,000	Guidewire Software, Inc., 1.25%, due 03/15/25	307,475
100,000	HubSpot, Inc., 0.38%, due 06/01/25	208,450
260,000	Liberty Media Corp., 3.75%, due 03/15/28	271,700
360,000	Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27	383,638
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
570,000		Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	534,840
280,000		MKS Instruments, Inc., 1.25%, due 06/01/30 144A	299,512
840,000		Multiplan Corp., 6.00%, (6.00% Cash or 7.00% PIK), due 10/15/27 144A	592,200
225,000		Nutanix, Inc., 0.25%, due 10/01/27	263,475
90,000		Royal Caribbean Cruises Ltd., 6.00%, due 08/15/25	290,689
250,000		Sarepta Therapeutics, Inc., 1.25%, due 09/15/27	322,250
245,000		Seagate HDD Cayman, 3.50%, due 06/01/28 144A	335,527
2,840,000		Stem, Inc., 0.50%, due 12/01/28 144A	1,157,233
295,000		Super Micro Computer, Inc., 0.35%, due 03/01/29(h) 144A	296,224
260,000		Tetra Tech, Inc., 2.25%, due 08/15/28 144A	305,948
240,000		TransMedics Group, Inc., 1.50%, due 06/01/28	421,774
680,000		Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28 144A	810,220
210,000		Western Digital Corp., 3.00%, due 11/15/28 144A	334,845
340,000		Workiva, Inc., 1.25%, due 08/15/28 144A	302,260
160,000		Zscaler, Inc., 0.13%, due 07/01/25	215,592
			13,665,765
		Corporate Debt — 35.1%
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	286,108
1,200,000		ABN AMRO Bank NV, 6.34% (1 yr. CMT + 1.65%), due 09/18/27(b) 144A	1,216,287
315,000		Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47 144A	282,799
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	442,038
1,205,000		Adani Ports & Special Economic Zone Ltd., 4.38%, due 07/03/29(i)(j)	1,079,808
700,000		Adani Ports & Special Economic Zone Ltd., 5.00%, due 08/02/41 144A	548,084
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	341,892
1,280,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,285,837
380,000		AerCap Holdings NV, 5.88% (5 yr. CMT + 4.54%), due 10/10/79(b)	378,484
730,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	627,452
610,000		Air Canada, 3.88%, due 08/15/26 144A	580,910
1,495,000		Akbank TAS, 6.80%, due 02/06/26 144A	1,494,071
880,000		Akumin, Inc., 9.00%, due 08/01/27 144A	733,234
3,190,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51(i)	2,044,588
410,000		Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, due 02/15/28 144A	180,152
1,660,000		Altice Financing SA, 5.75%, due 08/15/29 144A	1,207,952
1,820,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	728,509
860,000		Altice France SA, 5.13%, due 07/15/29 144A	566,883
300,000		Altice France SA, 5.50%, due 10/15/29 144A	198,140
1,435,000		Ambipar Lux SARL, 9.88%, due 02/06/31 144A	1,392,601
470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29(i) 144A	318,870
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	358,457
554,435		American Airlines Pass-Through Trust, 4.95%, due 08/15/26	548,733
1,510,000		American Airlines, Inc., 8.50%, due 05/15/29 144A	1,569,784
499,674		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	559,635
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,017,574
2,695,000		AmWINS Group, Inc., 6.38%, due 02/15/29 144A	2,704,034
445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	378,471
365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	342,626
295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	218,014
3,740,000		Anglo American Capital PLC, 5.75%, due 04/05/34 144A	3,734,362

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,385,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	1,209,781
380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	359,476
300,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	76,353
900,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29(i) 144A	762,633
760,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	747,599
740,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(i) 144A	461,695
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27 144A	124,782
2,200,000	EUR	Ardonagh Finco Ltd., 6.88%, due 02/15/31 144A	2,307,009
1,320,000		Ardonagh Finco Ltd., 7.75%, due 02/15/31 144A	1,305,994
2,300,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	2,248,494
2,700,000		ARES Capital Corp., 5.88%, due 03/01/29	2,662,063
340,000		Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	340,898
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.91%, due 02/08/38(h)(j)	546,427
557,000		AT&T, Inc., 3.50%, due 09/15/53	378,408
450,000		AT&T, Inc., 3.65%, due 09/15/59	302,025
275,000		AT&T, Inc., 3.80%, due 12/01/57	192,278
3,035,000		Athene Global Funding, 5.62%, due 05/08/26 144A	3,038,592
390,000		Australia & New Zealand Banking Group Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	377,871
60,000		AutoNation, Inc., 4.75%, due 06/01/30	57,373
1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,443,681
780,000		Avnet, Inc., 5.50%, due 06/01/32	754,866
530,000		Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	515,019
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	351,306
2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	2,077,941
2,600,000		Banco Bilbao Vizcaya Argentaria SA, 7.88% (1 yr. CMT + 3.30%), due 11/15/34(b)	2,835,011
1,040,000		Banco BTG Pactual SA, 6.25%, due 04/08/29 144A	1,045,850
510,000		Banco de Credito e Inversiones SA, 8.75% (5 yr. CMT + 4.94%)(b)(k) 144A	534,595
1,555,000		Banco do Brasil SA, 6.00%, due 03/18/31(i) 144A	1,523,154
1,290,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(k) 144A	1,252,975
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	771,369
1,200,000		Banco Santander SA, 6.53% (1 yr. CMT + 1.65%), due 11/07/27(b)	1,227,873
1,400,000		Banco Santander SA, 6.92%, due 08/08/33	1,462,647
540,000		Banijay Entertainment SASU, 8.13%, due 05/01/29 144A	552,790
2,430,000		Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	2,426,748
1,645,000		Bank of America Corp., 6.25% (3 mo. USD Term SOFR + 3.97%)(b)(k)	1,642,289
1,440,000		Bank of Nova Scotia, 8.00% (5 yr. CMT + 4.02%), due 01/27/84(b)	1,490,643
1,515,000		Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(k)	1,486,582
2,490,000		Barclays PLC, 7.12% (SOFR + 3.57%), due 06/27/34(b)	2,643,087
560,000		Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	562,250
874,000		Bath & Body Works, Inc., 7.60%, due 07/15/37	839,706
575,000		Bausch & Lomb Corp., 8.38%, due 10/01/28 144A	589,375
420,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25(i) 144A	391,631
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27(i) 144A	283,432
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	81,853
525,000		Baytex Energy Corp., 8.50%, due 04/30/30 144A	549,489
1,375,000		BBVA Bancomer SA, 8.13% (5 yr. CMT + 4.21%), due 01/08/39(b) 144A	1,393,340
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,062,000	Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	2,040,045
840,000	BlackRock TCP Capital Corp., 2.85%, due 02/09/26	793,490
2,105,000	Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,925,760
2,680,000	Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,350,915
655,000	Blue Owl Capital Corp. II, 8.45%, due 11/15/26 144A	676,010
1,760,000	Blue Owl Finance LLC, 6.25%, due 04/18/34 144A	1,765,690
820,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	843,615
1,365,000	BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b)(k) 144A	1,086,573
1,930,000	BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b)(k) 144A	1,741,776
1,820,000	BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(k) 144A	1,840,047
1,060,000	BNP Paribas SA, 8.00% (5 yr. CMT + 3.73%)(b)(i)(k) 144A	1,066,602
175,000	Boeing Co., 6.53%, due 05/01/34 144A	179,272
185,000	Boeing Co., 6.86%, due 05/01/54 144A	189,995
987,000	Bombardier, Inc., 7.88%, due 04/15/27 144A	990,129
1,985,000	Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	2,071,153
2,325,000	Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,480,699
805,000	British Telecommunications PLC, 9.63%, due 12/15/30	983,227
2,165,000	Broadcom, Inc., 4.15%, due 04/15/32 144A	1,998,459
900,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	796,340
1,750,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	1,734,706
800,000	Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	774,183
630,000	Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	663,857
890,000	Caesars Entertainment, Inc., 4.63%, due 10/15/29(i) 144A	816,567
1,730,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	1,739,617
1,175,000	Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	1,199,689
1,470,000	CaixaBank SA, 6.04% (SOFR + 2.26%), due 06/15/35(b) 144A	1,474,103
2,875,000	Capital One Financial Corp., 6.05% (SOFR + 2.26%), due 02/01/35(b)	2,893,180
1,140,000	Carnival Corp., 4.00%, due 08/01/28 144A	1,071,307
880,000	Carnival Corp., 5.75%, due 03/01/27 144A	869,922
790,000	Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28 144A	855,786
1,640,000	Carriage Purchaser, Inc., 7.88%, due 10/15/29(i) 144A	1,515,404
4,095,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	3,346,479
245,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	212,358
770,000	Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	643,691
1,185,000	Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(k) 144A	1,139,817
560,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	557,669
100,000	Charles Schwab Corp., 2.90%, due 03/03/32	85,576
420,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	428,428
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, due 04/01/33(i)	158,777
560,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	430,257
330,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	287,567
2,070,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,063,878
1,090,000	Chord Energy Corp., 6.38%, due 06/01/26 144A	1,090,617
550,000	CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	453,977
3,410,000	CHS/Community Health Systems, Inc., 5.63%, due 03/15/27 144A	3,178,502
1,280,000	CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	897,045

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,250,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	1,302,546
935,000	EUR	Cirsa Finance International SARL, 6.50%, due 03/15/29 144A	1,034,830
1,195,000	EUR	Cirsa Finance International SARL, 7.88%, due 07/31/28 144A	1,357,378
830,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(k)	796,947
1,075,000		Citigroup, Inc., 7.38% (5 yr. CMT + 3.21%)(b)(i)(k)	1,105,913
495,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	459,873
600,000		Clean Harbors, Inc., 5.13%, due 07/15/29 144A	577,034
1,760,000		Clear Channel Outdoor Holdings, Inc., 5.13%, due 08/15/27 144A	1,682,463
1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	1,004,249
235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	224,716
1,040,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,060,666
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	960,400
1,645,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29 144A	1,516,116
500,000		Coherent Corp., 5.00%, due 12/15/29(i) 144A	473,707
1,390,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	1,094,654
2,505,000		Comcast Corp., 4.25%, due 10/15/30	2,403,166
1,355,000		Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	1,335,427
530,000		Commercial Metals Co., 3.88%, due 02/15/31	473,589
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b)(j)(k)	1,701,404
920,000		CommScope, Inc., 4.75%, due 09/01/29 144A	639,225
360,000		CommScope, Inc., 6.00%, due 03/01/26 144A	316,368
620,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	609,951
1,600,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b)(j)(k)	1,683,687
2,210,000		CoreCivic, Inc., 4.75%, due 10/15/27	2,079,947
150,000		CoreCivic, Inc., 8.25%, due 04/15/29	155,176
260,000		Corp. Nacional del Cobre de Chile, 5.13%, due 02/02/33 144A	248,210
690,000		Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53 144A	685,796
1,620,000		Cosan Luxembourg SA, 7.25%, due 06/27/31 144A	1,640,487
825,000	EUR	Coty, Inc., 5.75%, due 09/15/28 144A	922,878
450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(j)(l)	35,550
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(j)	859,418
300,000	EUR	Credit Agricole SA, 4.00% (5 yr. EUR swap annual + 4.37%)(b)(j)(k)	297,816
2,238,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b)(k) 144A	1,951,739
1,000,000	GBP	Credit Agricole SA, 7.50% (5 yr. GBP SONIA Linked ICE swap + 4.81%)(b)(j)(k)	1,256,199
1,760,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b)(k) 144A	1,788,413
750,000		Crescent Energy Finance LLC, 7.63%, due 04/01/32 144A	764,914
590,000		Crescent Energy Finance LLC, 9.25%, due 02/15/28 144A	623,950
880,000		Crown Castle, Inc., 5.80%, due 03/01/34	889,391
200,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	129,466
650,000		CSC Holdings LLC, 5.38%, due 02/01/28 144A	494,563
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	243,631
5,510,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	4,702,670
890,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31 144A	937,201
1,030,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	1,013,408
143,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	181,038
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	556,734
325,000		Deutsche Bank AG, 6.72% (SOFR + 3.18%), due 01/18/29(b)	335,520
975,000		Deutsche Bank AG, 7.08% (SOFR + 3.65%), due 02/10/34(b)	993,158
2,800,000		Deutsche Bank AG, 7.50% (5 yr. USD ICE swap + 5.00%)(b)(i)(k)	2,762,466
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
360,000		Devon Energy Corp., 5.00%, due 06/15/45	307,107
3,530,000		Directv Financing LLC, 8.88%, due 02/01/30 144A	3,457,747
450,000		Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27 144A	423,640
1,200,000		Discover Financial Services, 7.96% (SOFR + 3.37%), due 11/02/34(b)	1,350,439
1,400,000		DISH DBS Corp., 5.13%, due 06/01/29	555,913
270,000		DISH DBS Corp., 5.25%, due 12/01/26 144A	213,480
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	403,209
1,840,000		DISH DBS Corp., 5.88%, due 11/15/24(i)	1,748,705
800,000		DISH Network Corp., 11.75%, due 11/15/27 144A	785,156
1,710,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	1,746,271
740,000		DP World Ltd., 5.63%, due 09/25/48 144A	704,247
1,540,000		Duke Energy Corp., 5.80%, due 06/15/54	1,497,282
255,000		Dun & Bradstreet Corp., 5.00%, due 12/15/29(i) 144A	237,038
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,195,953
1,350,000		Ecopetrol SA, 8.38%, due 01/19/36	1,326,876
1,410,000		Edison International, 5.38% (5 yr. CMT + 4.70%)(b)(k)	1,377,076
2,110,000		Eli Lilly & Co., 5.00%, due 02/27/26	2,110,045
570,000		Empire Communities Corp., 9.75%, due 05/01/29 144A	580,687
2,420,000	EUR	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.38%, due 12/15/30 144A	2,697,382
2,250,000		Enbridge, Inc., 6.20%, due 11/15/30	2,363,316
1,250,000		Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	1,262,526
1,345,000		Endeavour Mining PLC, 5.00%, due 10/14/26 144A	1,276,373
615,000		Endeavour Mining PLC, 5.00%, due 10/14/26(j)	583,620
730,000		Endo Finance Holdings, Inc., 8.50%, due 04/15/31(i) 144A	754,256
980,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(j)	832,119
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	1,051,779
180,000		Energy Transfer LP, 5.35%, due 05/15/45	160,869
590,000		Energy Transfer LP, 6.25%, due 04/15/49	587,445
230,000		Energy Transfer LP, 6.63% (3 mo. USD LIBOR + 4.16%)(b)(k)	224,061
150,000		Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(k)	148,956
775,000		Engie SA, 5.63%, due 04/10/34 144A	771,820
2,530,000		Entegris, Inc., 5.95%, due 06/15/30 144A	2,506,518
890,000		Entergy Arkansas LLC, 5.75%, due 06/01/54	884,490
1,015,000		Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	973,199
500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	468,255
265,000		EPR Properties, 3.75%, due 08/15/29	236,393
140,000		EQM Midstream Partners LP, 6.50%, due 07/01/27 144A	141,604
800,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	854,250
70,000		EQT Corp., 7.00%, due 02/01/30(i)	74,330
1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,245,111
800,000		EquipmentShare.com, Inc., 8.63%, due 05/15/32 144A	830,538
1,240,000	EUR	Eroski S Coop, 10.63%, due 04/30/29 144A	1,414,058
530,000		Esab Corp., 6.25%, due 04/15/29 144A	533,841
6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	242,660
6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	370,823
9,565,000	MXN	European Investment Bank, 6.50%, due 07/07/27(j)	475,857
17,700,000	MXN	European Investment Bank, 7.75%, due 01/30/25	946,905

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
480,000		First Abu Dhabi Bank PJSC, 4.50% (5 yr. CMT + 4.14%)(b)(j)(k)	463,514
1,430,000		First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	1,398,620
810,000		First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	809,652
2,510,000		First Quantum Minerals Ltd., 9.38%, due 03/01/29 144A	2,625,775
980,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	929,121
380,000		FirstEnergy Corp., 2.65%, due 03/01/30(i)	330,591
1,409,418		Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, due 01/15/28(m) 144A	1,446,190
1,500,000		Foot Locker, Inc., 4.00%, due 10/01/29(i) 144A	1,251,369
20,000		Ford Motor Co., 3.25%, due 02/12/32	16,539
3,730,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	3,217,575
1,395,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	1,418,201
500,000		Fox Corp., 6.50%, due 10/13/33	523,973
2,190,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	2,125,400
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	577,970
300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	310,875
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	438,318
3,230,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	3,070,290
1,510,000		FS KKR Capital Corp., 6.88%, due 08/15/29	1,497,791
1,890,000		Full House Resorts, Inc., 8.25%, due 02/15/28(i) 144A	1,817,032
250,000		Gannett Holdings LLC, 6.00%, due 11/01/26 144A	239,362
755,000		Gates Corp., 6.88%, due 07/01/29 144A	769,111
1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(j)	1,411,084
880,000		Gen Digital, Inc., 7.13%, due 09/30/30 144A	902,458
1,170,000		General Electric Co., 5.88%, due 01/14/38	1,202,994
360,000		General Motors Co., 6.60%, due 04/01/36	376,906
2,140,000		General Motors Financial Co., Inc., 5.40%, due 04/06/26	2,136,269
780,000		GEO Group, Inc., 8.63%, due 04/15/29 144A	799,567
1,150,000		GEO Group, Inc., 10.25%, due 04/15/31 144A	1,204,222
1,230,000		GFL Environmental, Inc., 4.75%, due 06/15/29 144A	1,162,022
1,190,000		GFL Environmental, Inc., 6.75%, due 01/15/31 144A	1,215,506
3,060,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	3,225,014
1,396,002		Global Aircraft Leasing Co. Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,345,142
1,880,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	1,800,394
3,060,000		Goldman Sachs Group, Inc., 7.50% (5 yr. CMT + 2.81%)(b)(k)	3,154,413
965,000		Gray Television, Inc., 5.38%, due 11/15/31 144A	547,827
250,000		Gray Television, Inc., 7.00%, due 05/15/27(i) 144A	230,402
1,460,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,318,998
1,235,000		Hasbro, Inc., 6.05%, due 05/14/34	1,233,704
630,000		HCA, Inc., 7.50%, due 11/06/33	700,126
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(j)	711,232
560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	538,963
810,000		Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, due 11/01/33 144A	863,859
1,180,000		Historic TW, Inc., 8.30%, due 01/15/36(m)	1,226,995
600,000		Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	609,708
560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	593,072
1,075,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	1,067,797
200,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(k)	171,912
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,400,000		HSBC Holdings PLC, 7.40% (SOFR + 3.02%), due 11/13/34(b)	2,600,684
2,130,000		HSBC USA, Inc., 5.63%, due 03/17/25	2,130,932
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	93,671
2,045,000		HTA Group Ltd., 7.50%, due 06/04/29(i) 144A	2,037,510
1,020,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	1,015,937
250,000		iHeartCommunications, Inc., 6.38%, due 05/01/26(i)	194,495
705,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	685,027
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(j)	719,035
1,590,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	1,584,372
2,185,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	2,168,566
1,835,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	1,851,550
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	270,834
575,000		Indofood CBP Sukses Makmur Tbk. PT, 3.40%, due 06/09/31(j)	501,706
260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(k)	250,151
345,000		ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	355,947
835,000		ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(k)	828,550
1,255,000		Intel Corp., 5.70%, due 02/10/53	1,234,490
440,000,000	INR	Inter-American Development Bank, 7.35%, due 10/06/30	5,346,722
46,980,000	MXN	International Finance Corp., 7.75%, due 01/18/30	2,355,205
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	1,084,450
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	346,837
710,000		Intesa Sanpaolo SpA, 7.20%, due 11/28/33 144A	759,652
1,065,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	1,113,659
3,500,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	3,852,413
2,294,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b)(k) 144A	2,239,498
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31(i)	1,002,522
1,000,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29(i) 144A	938,893
1,130,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,159,696
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	209,078
1,380,000		JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	1,431,393
861,000		JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.75%, due 04/01/33	860,627
2,110,000		Jefferies Financial Group, Inc., 6.20%, due 04/14/34	2,138,225
2,520,000		JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(b)	2,448,481
1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)	1,470,750
860,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	832,652
590,000		KazMunayGas National Co. JSC, 5.75%, due 04/19/47(j)	514,937
1,730,000		Klabin Austria GmbH, 3.20%, due 01/12/31 144A	1,463,868
2,210,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	2,187,654
1,780,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31(n) 144A	1,796,803
780,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	744,714
1,180,000		Latam Airlines Group SA, 13.38%, due 10/15/27(i) 144A	1,314,431
425,000		Lazard Group LLC, 4.38%, due 03/11/29	406,949
460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(j)	431,866
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	991,238
815,000		Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	794,980
2,500,000		LifePoint Health, Inc., 9.88%, due 08/15/30 144A	2,669,185
1,225,000		Light & Wonder International, Inc., 7.00%, due 05/15/28 144A	1,232,101

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
960,000		Liquid Telecommunications Financing PLC, 5.50%, due 09/04/26(i) 144A	609,418
550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(k)	563,587
920,000	GBP	Lloyds Banking Group PLC, 8.50% (5 yr. UK Government Bond + 5.14%)(b)(k)	1,191,185
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,293,103
1,015,000	EUR	Lottomatica SpA, 7.79% (3 mo. EURIBOR + 4.00%), due 12/15/30(b) 144A	1,104,155
900,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	839,353
490,000		Marks & Spencer PLC, 7.13%, due 12/01/37 144A	524,554
170,000		Matador Resources Co., 6.88%, due 04/15/28 144A	172,762
526,063		McClatchy Co. LLC, 11.00% (11.00% Cash or 12.50% PIK), due 07/15/27 144A	576,039
1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33(i)	1,235,109
2,975,000		Mclaren Finance PLC, 7.50%, due 08/01/26 144A	2,602,009
1,610,000		Medline Borrower LP, 5.25%, due 10/01/29(i) 144A	1,537,714
780,000		Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, due 04/01/29 144A	789,803
790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	772,111
1,520,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,535,147
1,200,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25(i) 144A	1,176,227
885,000		Melco Resorts Finance Ltd., 5.25%, due 04/26/26 144A	855,778
320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	287,367
670,000		Melco Resorts Finance Ltd., 7.63%, due 04/17/32 144A	665,417
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	508,911
1,940,000		Met Tower Global Funding, 4.85%, due 01/16/27 144A	1,929,622
1,515,000		Meta Platforms, Inc., 4.45%, due 08/15/52	1,307,009
1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(j)	1,668,496
935,000		MGM China Holdings Ltd., 7.13%, due 06/26/31 144A	940,582
1,680,000		Michaels Cos., Inc., 5.25%, due 05/01/28(i) 144A	1,345,910
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	410,044
1,105,000		Micron Technology, Inc., 5.30%, due 01/15/31	1,102,811
1,440,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,532,082
700,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	606,924
235,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	222,494
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31(i) 144A	643,455
1,570,500		Millicom International Cellular SA, 6.25%, due 03/25/29(j)	1,513,056
504,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	485,565
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30(i) 144A	823,599
729,000		Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	691,839
1,310,000		Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	1,306,043
1,020,000		Morgan Stanley, 5.42% (SOFR + 1.88%), due 07/21/34(b)	1,015,221
605,000		Morgan Stanley, 5.83% (SOFR + 1.58%), due 04/19/35(b)	620,401
220,000		MPH Acquisition Holdings LLC, 5.75%, due 11/01/28(i) 144A	118,610
1,060,000		MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(i)	876,438
500,000		MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 08/01/26(i)	454,799
710,000		Nabors Industries Ltd., 7.25%, due 01/15/26 144A	720,847
2,700,000		Nationstar Mortgage Holdings, Inc., 7.13%, due 02/01/32 144A	2,718,814
1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(k)	1,250,802
2,415,000		NatWest Group PLC, 5.81% (1 yr. CMT + 1.95%), due 09/13/29(b)	2,447,641
1,685,000		NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(k)	1,706,644
235,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	235,305
2,165,000		NCL Corp. Ltd., 7.75%, due 02/15/29(i) 144A	2,252,414
430,000		NCL Corp. Ltd., 8.13%, due 01/15/29 144A	450,863
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,160,000		NCL Corp. Ltd., 5.88%, due 03/15/26 144A	1,147,626
2,170,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	2,045,554
115,000		NCR Voyix Corp., 5.25%, due 10/01/30 144A	105,210
640,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	614,861
1,065,000		Netflix, Inc., 5.88%, due 11/15/28	1,097,596
1,890,000		Newell Brands, Inc., 5.70%, due 04/01/26	1,868,422
2,815,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	2,676,410
520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	541,573
700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	708,424
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(l)	484
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	161,674
395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	386,507
3,090,000		NTT Finance Corp., 5.14%, due 07/02/31(n) 144A	3,071,434
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,039,026
550,000		Occidental Petroleum Corp., 2.90%, due 08/15/24	547,714
1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49	1,337,625
1,620,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	1,693,107
1,540,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	1,627,880
1,380,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	1,599,902
2,095,000		OCP SA, 5.13%, due 06/23/51 144A	1,579,358
1,500,000		OCP SA, 6.75%, due 05/02/34 144A	1,541,137
600,000		Olympus Water U.S. Holding Corp., 6.25%, due 10/01/29(i) 144A	548,371
790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	909,708
1,480,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(j)	1,704,263
1,810,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,662,964
565,000		Oracle Corp., 3.95%, due 03/25/51	418,064
1,660,000		Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, due 04/30/28 144A	1,543,122
2,155,000		Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 04/30/31 144A	1,937,651
1,000,000		Pan American Energy LLC, 8.50%, due 04/30/32 144A	1,048,200
835,000		Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	845,190
1,640,000		Paramount Global, 7.88%, due 07/30/30	1,679,275
1,210,000		PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/29 144A	515,978
1,260,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	1,241,494
2,190,000		Permian Resources Operating LLC, 7.00%, due 01/15/32 144A	2,251,235
810,000		Permian Resources Operating LLC, 9.88%, due 07/15/31 144A	897,307
1,535,000		Petrobras Global Finance BV, 6.50%, due 07/03/33(i)	1,529,713
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(o)	1,018,834
1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,018,053
1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,441,557
1,500,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	1,462,235
935,000		Phillips 66, 3.30%, due 03/15/52	611,964
980,000		Plains All American Pipeline LP, 9.69% (3 mo. USD Term SOFR + 4.37%)(b)(k)	980,596
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	112,569
1,290,000	EUR	PLT VII Finance SARL, 6.00%, due 06/15/31(i) 144A	1,382,515
1,398,000	EUR	PLT VII Finance SARL, 7.24% (3 mo. EURIBOR + 3.50%), due 06/15/31(b) 144A	1,499,244
3,190,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	3,262,244
680,000		PNC Financial Services Group, Inc., 5.07% (SOFR + 1.93%), due 01/24/34(b)	657,495
540,000		Power Finance Corp. Ltd., 3.95%, due 04/23/30 144A	497,267
1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,841,790

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
11,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	11,040
1,350,000		Prosus NV, 3.06%, due 07/13/31 144A	1,118,382
1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	708,033
1,685,000		Prosus NV, 4.19%, due 01/19/32 144A	1,487,116
1,770,000		Prosus NV, 4.19%, due 01/19/32(i)(j)	1,562,134
1,000,000		Puma International Financing SA, 7.75%, due 04/25/29 144A	1,009,225
590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27(i) 144A	554,235
156,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	67,275
1,520,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,548,325
465,000		Raizen Fuels Finance SA, 6.45%, due 03/05/34 144A	472,637
1,240,000		Range Resources Corp., 4.75%, due 02/15/30 144A	1,164,329
1,790,000		Range Resources Corp., 8.25%, due 01/15/29	1,856,382
725,000		RingCentral, Inc., 8.50%, due 08/15/30 144A	757,455
2,230,000		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, due 03/01/29 144A	2,024,685
110,000		Rockies Express Pipeline LLC, 6.88%, due 04/15/40 144A	105,229
340,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	349,425
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(j)	2,076,692
890,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	861,962
340,000		Royal Caribbean Cruises Ltd., 5.50%, due 08/31/26 144A	336,442
430,000		Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	433,881
550,000		Royal Caribbean Cruises Ltd., 7.25%, due 01/15/30 144A	569,827
1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,307,695
310,000		Royal Caribbean Cruises Ltd., 8.25%, due 01/15/29 144A	327,532
1,410,000		Royal Caribbean Cruises Ltd., 9.25%, due 01/15/29 144A	1,506,266
400,000		RR Donnelley & Sons Co., 9.75%, due 07/31/28 144A	436,104
1,150,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32 144A	975,775
1,610,000		Sabre GLBL, Inc., 11.25%, due 12/15/27 144A	1,566,056
590,000	GBP	Saga PLC, 5.50%, due 07/15/26(j)	709,180
2,730,000		Sally Holdings LLC/Sally Capital, Inc., 6.75%, due 03/01/32	2,699,511
230,000		Sands China Ltd., 2.30%, due 03/08/27	209,684
200,000		Sands China Ltd., 2.85%, due 03/08/29	176,160
200,000		Sands China Ltd., 5.13%, due 08/08/25	198,399
240,000		Sands China Ltd., 5.40%, due 08/08/28	235,141
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	354,531
2,110,000		Saturn Oil & Gas, Inc., 9.63%, due 06/15/29 144A	2,131,381
815,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	548,750
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	329,925
460,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	445,293
2,860,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, due 07/15/28(j)	3,317,300
545,000		Sempra, 3.70%, due 04/01/29	510,755
2,260,000		SEPLAT Energy PLC, 7.75%, due 04/01/26 144A	2,219,105
570,000		Service Properties Trust, 5.50%, due 12/15/27	530,023
1,120,000		Shelf Drilling Holdings Ltd., 9.63%, due 04/15/29 144A	1,072,066
2,521,788		SilverBow Resources, Inc., 13.09% (3 mo. USD Term SOFR + 7.75%), due 12/15/28(b) 144A	2,647,877
250,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	220,063
1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30(i) 144A	764,866
2,210,000		Smyrna Ready Mix Concrete LLC, 8.88%, due 11/15/31 144A	2,346,989
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,470,000		Societe Generale SA, 7.13% (1 yr. CMT + 2.95%), due 01/19/55(b) 144A	1,408,134
1,530,000		Sotera Health Holdings LLC, 7.38%, due 06/01/31 144A	1,534,185
1,325,000		Southern Copper Corp., 7.50%, due 07/27/35	1,543,173
3,080,000		Southwestern Energy Co., 4.75%, due 02/01/32	2,835,293
590,000		Southwestern Public Service Co., 6.00%, due 06/01/54	588,814
1,116,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	815,560
1,710,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25(i) 144A	1,249,649
2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%)(b)(k) 144A	1,787,084
765,000		Standard Chartered PLC, 4.75% (5 yr. CMT + 3.81%)(b)(j)(k)	632,632
2,150,000		Standard Chartered PLC, 5.91% (1 yr. CMT + 1.45%), due 05/14/35(b) 144A	2,132,417
880,000		Star Parent, Inc., 9.00%, due 10/01/30(i) 144A	925,009
1,550,000		Starwood Property Trust, Inc., 4.38%, due 01/15/27 144A	1,469,093
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	627,422
570,000		State Street Corp., 6.70% (5 yr. CMT + 2.61%)(b)(k)	574,823
670,000		Stena International SA, 7.25%, due 01/15/31 144A	685,528
190,000		StoneX Group, Inc., 7.88%, due 03/01/31 144A	196,116
926,000		Strathcona Resources Ltd., 6.88%, due 08/01/26 144A	917,040
421,000		Studio City Finance Ltd., 6.00%, due 07/15/25 144A	420,267
470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	446,902
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	96,511
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 10.00%, due 10/15/26(m) 144A	411,581
2,213,000		Sunnova Energy Corp., 5.88%, due 09/01/26(i) 144A	1,722,621
1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32	1,023,974
330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	307,667
45,000		Targa Resources Corp., 5.20%, due 07/01/27	44,928
515,000		Targa Resources Corp., 6.13%, due 03/15/33	529,177
60,000		Teck Resources Ltd., 6.00%, due 08/15/40	59,194
735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(j)	735,588
1,280,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	1,521,886
280,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	263,006
3,250,000		Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	2,273,455
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	719,848
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	290,417
1,220,000		Titan International, Inc., 7.00%, due 04/30/28	1,174,438
1,020,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	989,901
1,170,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	1,139,300
160,000		TKC Holdings, Inc., 10.50%, due 05/15/29 144A	157,982
870,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	782,636
2,455,000		T-Mobile USA, Inc., 4.80%, due 07/15/28	2,422,362
870,000		TMS Issuer SARL, 5.78%, due 08/23/32 144A	887,725
660,000		TopBuild Corp., 4.13%, due 02/15/32 144A	581,833
630,000		Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	654,483
1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,094,249
830,000		TransAlta Corp., 7.75%, due 11/15/29	866,730
2,155,000		TransCanada PipeLines Ltd., 6.20%, due 03/09/26	2,156,069
4,955,000		TransDigm, Inc., 6.63%, due 03/01/32 144A	5,011,038
300,000		TransDigm, Inc., 7.13%, due 12/01/31 144A	309,488
915,000		Transnet SOC Ltd., 8.25%, due 02/06/28 144A	911,777

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,201,000	Transocean, Inc., 8.00%, due 02/01/27 144A	1,197,793
1,165,000	Transocean, Inc., 8.25%, due 05/15/29 144A	1,168,756
290,000	Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	279,952
1,168,000	Triumph Group, Inc., 9.00%, due 03/15/28 144A	1,225,804
890,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	897,216
1,115,000	TSMC Global Ltd., 2.25%, due 04/23/31(j)	941,188
1,400,000	Turk Telekomunikasyon AS, 7.38%, due 05/20/29 144A	1,405,995
725,000	Turkiye Garanti Bankasi AS, 8.38% (5 yr. CMT + 4.09%), due 02/28/34(b)(i) 144A	724,071
1,180,000	Tutor Perini Corp., 11.88%, due 04/30/29 144A	1,270,281
149,791	U.S. Airways Pass-Through Trust, 3.95%, due 05/15/27	146,385
890,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	902,797
171,500	U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	150,491
1,585,000	UBS AG, 7.95%, due 01/09/25	1,601,841
640,000	UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	626,993
1,600,000	UBS Group AG, 4.99% (1 yr. CMT + 2.40%), due 08/05/33(b) 144A	1,527,040
1,260,000	UBS Group AG, 5.70% (1 yr. CMT + 1.77%), due 02/08/35(b) 144A	1,259,226
1,955,000	UBS Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,052,625
1,640,000	UBS Group AG, 7.75% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.16%)(b)(k) 144A	1,676,977
680,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(k) 144A	733,314
1,195,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(k) 144A	1,341,258
1,270,000	UKG, Inc., 6.88%, due 02/01/31 144A	1,286,815
990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	928,035
555,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	566,673
40,320	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	39,748
371,897	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	373,354
270,000	United Rentals North America, Inc., 5.25%, due 01/15/30	261,876
3,760,000	United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,779,962
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	238,779
540,000	Vale Overseas Ltd., 6.88%, due 11/10/39	576,146
290,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	264,300
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	426,503
350,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	314,307
1,920,000	Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,949,800
700,000	Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	726,583
1,290,000	Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	1,404,874
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	450,450
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	343,537
1,935,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,393,559
890,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	831,902
550,000	Viking Cruises Ltd., 5.88%, due 09/15/27 144A	544,654
1,630,000	Viking Cruises Ltd., 7.00%, due 02/15/29 144A	1,639,915
1,630,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,766,716
1,070,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27(i) 144A	946,867
810,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	822,909
450,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	380,133
660,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	640,207
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	201,489
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
3,010,000	Wells Fargo & Co., 6.43% (SOFR + 1.07%), due 04/22/28(b)	3,026,222
4,045,000	WESCO Distribution, Inc., 6.63%, due 03/15/32 144A	4,092,634
3,270,000	Western Midstream Operating LP, 5.30%, due 03/01/48	2,825,992
1,635,000	Western Midstream Operating LP, 5.45%, due 04/01/44	1,474,659
60,000	Williams Cos., Inc., 8.75%, due 03/15/32	71,737
2,177,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	2,145,255
800,000	WW International, Inc., 4.50%, due 04/15/29 144A	310,924
1,500,000	Wynn Macau Ltd., 4.88%, due 10/01/24 144A	1,495,021
820,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	769,566
1,510,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	1,566,782
1,560,000	XP, Inc., 6.75%, due 07/02/29 144A	1,550,250
730,000	XPO, Inc., 6.25%, due 06/01/28 144A	733,559
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	174,158
460,000	YPF SA, 6.95%, due 07/21/27 144A	416,717
860,000	YPF SA, 8.50%, due 07/28/25 144A	848,509
222,950	YPF SA, 9.00%, due 02/12/26(m) 144A	224,209
870,000	ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	899,998
670,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	694,370
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	814,627
1,220,000	ZipRecruiter, Inc., 5.00%, due 01/15/30(i) 144A	1,061,094
		620,352,485
	Mortgage Backed Securities - Private Issuers — 5.8%
1,550,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class D, 7.16% (1 mo. USD Term SOFR + 1.84%), due 09/15/34(b) 144A	1,415,155
1,541,338	Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.14%, due 01/25/67(c) 144A	1,399,102
910,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, due 03/25/49(c) 144A	895,627
355,000	Bank, Series 2020-BN25, Class AS, 2.84%, due 01/15/63	302,049
1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,209,360
500,000	Bank, Series 2022-BNK44, Class D, 4.00%, due 11/15/32(c) 144A	381,621
870,000	Bank, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	860,078
6,035,127	Bank, Series 2023-BNK46, Class XA, 0.75%, due 08/15/56(c)	237,231
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(c) 144A	658,739
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	251,824
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	297,659
390,000	BBCMS Trust, Series 2018-CBM, Class D, 8.02% (1 mo. USD Term SOFR + 2.69%), due 07/15/37(b) 144A	368,483
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	212,478
630,000	Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, due 07/15/56 144A	523,058
1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 12.26% (1 mo. USD Term SOFR + 6.93%), due 07/15/25(b) 144A	969,757
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 10.76% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	835,752
729,290	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61(c) 144A	673,153
264,968	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(c) 144A	253,225
214,539	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(c) 144A	211,665

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,476,381	BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, due 02/25/64(m) 144A	1,481,612
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 7.53% (1 mo. USD Term SOFR + 2.20%), due 04/15/34(b) 144A	576,214
1,005,623	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 6.17% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	992,270
839,429	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.29% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	830,144
922,817	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 6.10% (1 mo. USD Term SOFR + 0.77%), due 05/15/38(b) 144A	912,022
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 8.29% (1 mo. USD Term SOFR + 2.96%), due 09/15/36(b) 144A	684,274
358,993	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 9.33% (1 mo. USD Term SOFR + 0.40%), due 10/15/38(b) 144A	351,145
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.32% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,246,124
759,101	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 9.43% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	750,322
1,020,000	BX Commercial Mortgage Trust, Series 2024-KING, Class E, 9.02% (1 mo. USD Term SOFR + 3.69%), due 05/15/34(b) 144A	1,015,633
1,600,000	BX Trust, Series 2021-ARIA, Class E, 7.69% (1 mo. USD Term SOFR + 2.36%), due 10/15/36(b) 144A	1,570,637
844,142	BX Trust, Series 2021-SDMF, Class F, 7.38% (1 mo. USD Term SOFR + 2.05%), due 09/15/34(b) 144A	812,028
830,000	BX Trust, Series 2022-LBA6, Class D, 7.33% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	827,108
1,540,045	BX Trust, Series 2024-CNYN, Class D, 8.02% (1 mo. USD Term SOFR + 2.69%), due 04/15/29(b) 144A	1,529,033
465,427	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	446,618
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(c) 144A	211,632
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(c) 144A	254,513
1,210,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class B, 3.76%, due 04/10/48(c)	1,175,214
1,640,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.51%, due 09/15/48(c)	1,550,781
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	254,546
1,440,000	COLT Mortgage Loan Trust, Series 2024-1, Class M1, 6.59%, due 02/25/69(c) 144A	1,434,647
293,499	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	277,457
1,780,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.49%, due 08/15/48(c)	1,540,483
300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	262,817
932,038	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 6.93% (1 mo. USD Term SOFR + 1.60%), due 05/15/35(b) 144A	920,425
930,000	Ellington Financial Mortgage Trust, Series 2020-1, Class B1, 5.09%, due 05/25/65(c) 144A	955,648
898,014	Ellington Financial Mortgage Trust, Series 2023-1, Class A3, 6.54%, due 02/25/68(m) 144A	895,263
769,105	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 6.96% (1 mo. USD Term SOFR + 1.63%), due 11/15/38(b) 144A	757,845
444,819	Extended Stay America Trust, Series 2021-ESH, Class F, 9.14% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	443,939
7,072	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, due 01/25/56(c) 144A	7,011
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
187,670	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	185,000
93,142	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M1, 4.00%, due 07/25/56(c)	92,581
415,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	390,165
273,596	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	257,793
790,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c)	755,894
560,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	509,230
370,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	341,336
640,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	594,523
590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	546,533
500,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	471,100
1,620,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2024-1, Class M, 5.00%, due 11/25/63(c) 144A	1,317,878
1,580,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA1, Class B1, 7.75% (SOFR 30-day average + 2.41%), due 01/25/50(b) 144A	1,615,971
830,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA5, Class B1, 10.14% (SOFR 30-day average + 4.80%), due 10/25/50(b) 144A	950,708
1,060,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA6, Class B1, 8.34% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	1,150,104
970,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA1, Class B2, 10.09% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	1,051,531
910,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA2, Class B1, 8.74% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	1,018,137
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, 8.84% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	428,331
1,140,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class M2, 7.44% (SOFR 30-day average + 2.10%), due 10/25/33(b) 144A	1,166,377
1,270,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, 8.39% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	1,358,852
676,985	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class M2, 6.99% (SOFR 30-day average + 1.65%), due 01/25/34(b) 144A	681,591
980,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class B1, 8.74% (SOFR 30-day average + 3.40%), due 10/25/41(b) 144A	1,016,331
400,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class M2, 6.84% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	402,234
1,000,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 7.14% (SOFR 30-day average + 1.80%), due 11/25/41(b) 144A	1,011,176
1,100,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class B1, 10.09% (SOFR 30-day average + 4.75%), due 02/25/42(b) 144A	1,175,007
1,420,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 9.09% (SOFR 30-day average + 3.75%), due 02/25/42(b) 144A	1,493,225
1,090,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 8.24% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,134,163
880,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6, Class M2, 11.09% (SOFR 30-day average + 5.75%), due 09/25/42(b) 144A	984,971

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
209,639	Federal Home Loan Mortgage Corp. STACR Securitized Participation Interests Trust, Series 2017-SPI1, Class B, 4.12%, due 09/25/47(c) 144A	153,579
440,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1B1, 9.45% (SOFR 30-day average + 4.11%), due 05/25/30(b)	478,851
610,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C01, Class 1B1, 9.00% (SOFR 30-day average + 3.66%), due 07/25/30(b)	655,774
492,500	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 9.20% (SOFR 30-day average + 3.86%), due 03/25/31(b)	537,017
822,313	Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R03, Class 1B1, 9.55% (SOFR 30-day average + 4.21%), due 09/25/31(b) 144A	878,451
649,078	Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R07, Class 1B1, 8.85% (SOFR 30-day average + 3.51%), due 10/25/39(b) 144A	674,666
260,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2020-R01, Class 1B1, 8.70% (SOFR 30-day average + 3.36%), due 01/25/40(b) 144A	271,225
2,280,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 8.44% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	2,349,705
1,260,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R03, Class 1B1, 8.09% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	1,287,643
1,230,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1B1, 8.49% (SOFR 30-day average + 3.15%), due 12/25/41(b) 144A	1,273,909
1,000,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 8.44% (SOFR 30-day average + 3.10%), due 03/25/42(b) 144A	1,042,907
1,020,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R06, Class 1B1, 9.24% (SOFR 30-day average + 3.90%), due 07/25/43(b) 144A	1,084,397
1,590,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R01, Class 1B1, 8.04% (SOFR 30-day average + 2.70%), due 01/25/44(b) 144A	1,624,694
1,600,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R02, Class 1B1, 7.84% (SOFR 30-day average + 2.50%), due 02/25/44(b) 144A	1,631,431
1,380,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R04, Class 1B1, 7.52% (SOFR 30-day average + 2.20%), due 05/25/44(b) 144A	1,386,676
900,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 9.26%, due 03/10/41(c) 144A	906,686
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 10.08% (1 mo. USD Term SOFR + 4.75%), due 11/15/32(b) 144A	502,946
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(c) 144A	129,873
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.79%, due 06/10/47(c) 144A	87,719
670,000	GS Mortgage Securities Trust, Series 2015-GC28, Class D, 4.45%, due 02/10/48(c) 144A	615,740
720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	651,849
137,550	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.35% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	124,089
140,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.88%, due 01/15/49(c)	124,731
1,390,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 13.95% (1 mo. USD Term SOFR + 8.62%), due 06/15/35(b) 144A	139
1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 8.47% (1 mo. USD Term SOFR + 3.14%), due 07/05/33(b) 144A	817,931
530,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 8.54% (1 mo. USD Term SOFR + 3.21%), due 09/15/29(b) 144A	344,837
610,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 8.79% (1 mo. USD Term SOFR + 3.46%), due 12/15/36(b) 144A	25,300
760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(c) 144A	203,514
810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 9.71% (1 mo. USD Term SOFR + 4.38%), due 11/15/38(b) 144A	793,007
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 8.23% (SOFR 30-day average + 2.90%), due 03/15/39(b) 144A	1,001,543
527,191	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 7.50% (1 mo. USD Term SOFR + 2.17%), due 04/15/37(b) 144A	467,368
624,869	KIND Trust, Series 2021-KIND, Class D, 7.74% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	603,908
915,786	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 7.25%, due 02/25/60(m) 144A	919,167
638,931	Life Mortgage Trust, Series 2021-BMR, Class F, 7.79% (1 mo. USD Term SOFR + 2.46%), due 03/15/38(b) 144A	613,766
532,445	Med Trust, Series 2021-MDLN, Class C, 7.24% (1 mo. USD Term SOFR + 1.91%), due 11/15/38(b) 144A	532,835
577,230	Med Trust, Series 2021-MDLN, Class E, 8.59% (1 mo. USD Term SOFR + 3.26%), due 11/15/38(b) 144A	577,853
1,741,642	Med Trust, Series 2021-MDLN, Class G, 10.69% (1 mo. USD Term SOFR + 5.36%), due 11/15/38(b) 144A	1,745,739
746,600	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.24% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	740,973
472,000	MHC Trust, Series 2021-MHC2, Class E, 7.39% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	464,345
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(c) 144A	281,240
318,600	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	291,439
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	494,591
540,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/56(c)	562,469
449,079	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.70% (SOFR 30-day average + 3.36%), due 10/25/49(b) 144A	450,251
451,742	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.20% (SOFR 30-day average + 3.86%), due 03/25/50(b) 144A	454,398
271,634	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.91% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	253,566
327,591	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 6.38%, due 06/25/57(c) 144A	318,550
391,951	OBX Trust, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62(m) 144A	382,492
650,000	OPG Trust, Series 2021-PORT, Class D, 6.57% (1 mo. USD Term SOFR + 1.25%), due 10/15/36(b) 144A	638,133
61,591	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 9.15% (SOFR 30-day average + 3.81%), due 11/27/31(b) 144A	61,632
1,580,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, 7.28% (1 mo. USD Term SOFR + 1.95%), due 01/15/39(b) 144A	1,550,851
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(g) 144A	77,648
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(g) 144A	74,610
250,478	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 6.02% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	180,873
940,000	Towd Point Mortgage Trust, Series 2017-5, Class B1, 6.63% (1 mo. USD Term SOFR + 1.91%), due 02/25/57(b) 144A	977,808
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	461,640
200,670	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	190,325
1,550,000	Verus Securitization Trust, Series 2023-4, Class B1, 8.16%, due 05/25/68(c) 144A	1,545,208
569,042	Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, due 12/25/68(m) 144A	573,234
1,160,000	Verus Securitization Trust, Series 2023-8, Class B1, 8.14%, due 12/25/68(c) 144A	1,160,893
1,576,200	Verus Securitization Trust, Series 2024-4, Class B1, 7.64%, due 06/25/69(c) 144A	1,575,948

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
303,724		WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.36%, due 12/25/36(c)	257,640
350,000		WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.28%, due 03/15/40(c) 144A	353,730
530,000		Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	521,035
1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(c) 144A	847,231
186,489		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.58%, due 04/25/36(c)	172,933
			102,061,314
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
181,681		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	164,765
		Sovereign Debt Obligations — 33.0%
1,735,000		Angola Government International Bonds, 8.00%, due 11/26/29(j)	1,563,354
240,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	212,998
390,000		Angola Government International Bonds, 9.13%, due 11/26/49(j)	320,808
5,505		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,165
2,330,000		Argentina Republic Government International Bonds, 3.63%, due 07/09/35(m)	981,598
327,438		Argentina Republic Government International Bonds, 3.63%, due 07/09/46(m)	142,718
380,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(j)	356,725
975,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(j)	878,262
2,325,000		Bahrain Government International Bonds, 7.50%, due 02/12/36 144A	2,376,476
1,089,366,440	CLP	Bonos de la Tesoreria de la Republica, 1.90%, due 09/01/30	1,101,451
56,346,540	CLP	Bonos de la Tesoreria de la Republica, 2.00%, due 03/01/35	54,581
863,980,280	CLP	Bonos de la Tesoreria de la Republica, 3.40%, due 10/01/39(j)	1,007,814
870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(j)	805,782
1,180,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	1,282,809
1,165,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(j)	1,191,874
2,285,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(j)	2,374,981
205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	205,531
1,005,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(j)	1,087,393
270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 7.00%, due 05/01/34(j)	311,062
1,000,000		Brazil Government International Bonds, 4.63%, due 01/13/28(i)	970,334
2,360,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,698,257
4,354,000	BRL	Brazil Letras do Tesouro Nacional, 13.14%, due 07/01/25	706,082
5,550,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.06%, due 07/01/27	712,395
7,975,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.46%, due 07/01/26	1,151,503
25,713,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 12.21%, due 01/01/26	3,930,287
140,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	106,427
366,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 08/15/50	279,903
2,156,000	BRL	Brazil Notas do Tesouro Nacional, Series F, 10.00%, due 01/01/35	360,580
27,061,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/25	5,111,860
47,402,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/27	8,669,416
97,311,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/29	17,233,230
99,772,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/31	16,949,837
31,068,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/33	5,263,750
548,000		Chile Government International Bonds, 2.55%, due 01/27/32	460,949
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
403,000		Chile Government International Bonds, 4.34%, due 03/07/42	348,416
5,870,000	CNY	China Government Bonds, 2.52%, due 08/25/33	824,886
5,790,000	CNY	China Government Bonds, 2.68%, due 05/21/30	822,534
27,240,000	CNY	China Government Bonds, 2.88%, due 02/25/33	3,940,841
4,330,000	CNY	China Government Bonds, 3.00%, due 10/15/53	665,711
1,990,000	CNY	China Government Bonds, 3.02%, due 05/27/31	289,773
6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	1,001,045
2,250,000	CNY	China Government Bonds, 3.28%, due 12/03/27	325,481
14,580,000	CNY	China Government Bonds, 3.53%, due 10/18/51	2,415,446
2,340,000	CNY	China Government Bonds, 3.72%, due 04/12/51	398,560
5,790,000	CNY	China Government Bonds, 3.81%, due 09/14/50	996,837
3,630,000	CNY	China Government Bonds, Series 1906, 3.29%, due 05/23/29	532,066
8,120,000	CNY	China Government Bonds, Series 1915, 3.13%, due 11/21/29	1,182,583
10,970,000	CNY	China Government Bonds, Series INBK, 2.27%, due 05/25/34	1,518,113
1,690,000		Colombia Government International Bonds, 4.50%, due 03/15/29	1,545,905
12,706,600,000	COP	Colombia TES, Series B, 5.75%, due 11/03/27	2,715,876
51,984,600,000	COP	Colombia TES, Series B, 6.00%, due 04/28/28	10,990,637
6,544,500,000	COP	Colombia TES, Series B, 6.25%, due 11/26/25	1,534,173
14,012,900,000	COP	Colombia TES, Series B, 6.25%, due 07/09/36	2,335,092
22,416,400,000	COP	Colombia TES, Series B, 7.00%, due 03/26/31	4,556,538
31,674,800,000	COP	Colombia TES, Series B, 7.00%, due 06/30/32	6,202,920
21,603,400,000	COP	Colombia TES, Series B, 7.25%, due 10/18/34	4,100,637
10,056,000,000	COP	Colombia TES, Series B, 7.25%, due 10/26/50	1,578,570
16,843,500,000	COP	Colombia TES, Series B, 7.50%, due 08/26/26	3,916,670
17,798,200,000	COP	Colombia TES, Series B, 7.75%, due 09/18/30	3,814,000
11,798,500,000	COP	Colombia TES, Series B, 9.25%, due 05/28/42	2,375,689
16,250,100,000	COP	Colombia TES, Series B, 13.25%, due 02/09/33	4,462,526
1,517,200,000	COP	Colombia TES, Series G, 7.00%, due 03/26/31	308,398
34,210,000	CZK	Czech Republic Government Bonds, Series 103, 2.00%, due 10/13/33	1,228,447
24,930,000	CZK	Czech Republic Government Bonds, Series 105, 2.75%, due 07/23/29	1,006,792
58,870,000	CZK	Czech Republic Government Bonds, Series 11Y, 4.90%, due 04/14/34	2,663,519
29,670,000	CZK	Czech Republic Government Bonds, Series 121, 1.20%, due 03/13/31	1,061,516
15,630,000	CZK	Czech Republic Government Bonds, Series 130, 0.05%, due 11/29/29	542,704
24,440,000	CZK	Czech Republic Government Bonds, Series 138, 1.75%, due 06/23/32	883,002
10,450,000	CZK	Czech Republic Government Bonds, Series 145, 3.50%, due 05/30/35	420,508
4,340,000	CZK	Czech Republic Government Bonds, Series 148, 6.00%, due 02/26/26	191,673
93,690,000	CZK	Czech Republic Government Bonds, Series 149, 5.50%, due 12/12/28	4,251,542
83,460,000	CZK	Czech Republic Government Bonds, Series 150, 5.00%, due 09/30/30	3,759,286
60,200,000	CZK	Czech Republic Government Bonds, Series 153, 5.75%, due 03/29/29	2,768,003
23,000,000	CZK	Czech Republic Government Bonds, Series 156, 3.00%, due 03/03/33	903,020
9,080,000	CZK	Czech Republic Government Bonds, Series 49, 4.20%, due 12/04/36(j)	389,533
4,900,000	CZK	Czech Republic Government Bonds, Series 78, 2.50%, due 08/25/28(j)	197,687
22,210,000	CZK	Czech Republic Government Bonds, Series 94, 0.95%, due 05/15/30(j)	800,319
15,220,000	CZK	Czech Republic Government Bonds, Series 95, 1.00%, due 06/26/26(j)	613,892
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(j)	246,043
580,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(j)	520,626
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	338,948
1,865,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(j)	1,586,989
1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	997,047

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
163,550,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36(n)	2,803,900
23,800,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(j)	477,101
300,000		Ecuador Government International Bonds, 3.50%, due 07/31/35(j)(m)	150,046
6,937,000	EGP	Egypt Government Bonds, Series 10Y, 14.82%, due 07/06/31	99,653
7,061,000	EGP	Egypt Government Bonds, Series 10YR, 14.66%, due 10/06/30	101,548
1,930,000		Egypt Government International Bonds, 5.88%, due 02/16/31(j)	1,502,918
440,000		Egypt Government International Bonds, 7.05%, due 01/15/32(j)	352,636
860,000		Egypt Government International Bonds, 7.50%, due 01/31/27(j)	828,336
2,105,000		Egypt Government International Bonds, 7.60%, due 03/01/29(j)	1,913,795
1,520,000		Egypt Government International Bonds, 8.88%, due 05/29/50(j)	1,161,033
110,000		El Salvador Government International Bonds, 6.38%, due 01/18/27(j)	98,367
340,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	303,014
430,000		Ethiopia International Bonds, 6.63%, due 12/11/24(j)	311,729
11,240,000	ZAR	European Investment Bank, 8.50%, due 09/17/24(j)	615,206
2,745,000		Ghana Government International Bonds, 7.75%, due 04/07/29(j)	1,455,182
390,000		Ghana Government International Bonds, 7.75%, due 04/07/29 144A	206,789
370,000		Ghana Government International Bonds, 10.75%, due 10/14/30(j)	251,219
300,000		Guatemala Government Bonds, 4.38%, due 06/05/27(j)	287,632
1,340,000		Guatemala Government Bonds, 4.88%, due 02/13/28(j)	1,292,175
1,155,000		Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 01/14/29 144A	1,222,419
1,055,000		Honduras Government International Bonds, 5.63%, due 06/24/30(j)	902,025
143,770,000	HUF	Hungary Government Bonds, Series 26/D, 2.75%, due 12/22/26	356,727
225,260,000	HUF	Hungary Government Bonds, Series 26/E, 1.50%, due 04/22/26	559,996
165,120,000	HUF	Hungary Government Bonds, Series 26/H, 9.50%, due 10/21/26	474,646
544,640,000	HUF	Hungary Government Bonds, Series 26/H, 9.50%, due 10/21/26	1,565,596
182,140,000	HUF	Hungary Government Bonds, Series 27/A, 3.00%, due 10/27/27	441,972
1,019,260,000	HUF	Hungary Government Bonds, Series 28/A, 6.75%, due 10/22/28	2,773,407
1,367,920,000	HUF	Hungary Government Bonds, Series 28/B, 4.50%, due 03/23/28	3,454,698
554,140,000	HUF	Hungary Government Bonds, Series 29/A, 2.00%, due 05/23/29	1,218,765
425,690,000	HUF	Hungary Government Bonds, Series 30/A, 3.00%, due 08/21/30	945,507
224,860,000	HUF	Hungary Government Bonds, Series 31/A, 3.25%, due 10/22/31	491,100
1,824,680,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	4,322,219
456,210,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	1,080,650
488,550,000	HUF	Hungary Government Bonds, Series 33/A, 2.25%, due 04/20/33	938,582
90,000,000	HUF	Hungary Government Bonds, Series 35/A, 7.00%, due 10/24/35	247,621
466,370,000	HUF	Hungary Government Bonds, Series 38/A, 3.00%, due 10/27/38	835,131
423,440,000	HUF	Hungary Government Bonds, Series 41/A, 3.00%, due 04/25/41	718,785
259,610,000	HUF	Hungary Government Bonds, Series 51/G, 4.00%, due 04/28/51	462,328
28,850,000,000	IDR	Indonesia Treasury Bonds, Series 100, 6.63%, due 02/15/34	1,710,069
16,442,000,000	IDR	Indonesia Treasury Bonds, Series 101, 6.88%, due 04/15/29	1,002,149
4,567,000,000	IDR	Indonesia Treasury Bonds, Series FR40, 11.00%, due 09/15/25	292,790
6,017,000,000	IDR	Indonesia Treasury Bonds, Series FR54, 9.50%, due 07/15/31	417,639
11,780,000,000	IDR	Indonesia Treasury Bonds, Series FR56, 8.38%, due 09/15/26	746,500
2,658,000,000	IDR	Indonesia Treasury Bonds, Series FR58, 8.25%, due 06/15/32	174,142
6,751,000,000	IDR	Indonesia Treasury Bonds, Series FR59, 7.00%, due 05/15/27	416,512
7,852,000,000	IDR	Indonesia Treasury Bonds, Series FR64, 6.13%, due 05/15/28	469,238
81,592,000,000	IDR	Indonesia Treasury Bonds, Series FR68, 8.38%, due 03/15/34	5,444,519
8,328,000,000	IDR	Indonesia Treasury Bonds, Series FR71, 9.00%, due 03/15/29	550,054
17,896,000,000	IDR	Indonesia Treasury Bonds, Series FR72, 8.25%, due 05/15/36	1,193,966
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
16,736,000,000	IDR	Indonesia Treasury Bonds, Series FR73, 8.75%, due 05/15/31	1,117,392
15,618,000,000	IDR	Indonesia Treasury Bonds, Series FR74, 7.50%, due 08/15/32	975,851
23,024,000,000	IDR	Indonesia Treasury Bonds, Series FR75, 7.50%, due 05/15/38	1,450,583
4,546,000,000	IDR	Indonesia Treasury Bonds, Series FR76, 7.38%, due 05/15/48	284,378
14,309,000,000	IDR	Indonesia Treasury Bonds, Series FR78, 8.25%, due 05/15/29	918,785
43,397,000,000	IDR	Indonesia Treasury Bonds, Series FR79, 8.38%, due 04/15/39	2,958,681
35,678,000,000	IDR	Indonesia Treasury Bonds, Series FR81, 6.50%, due 06/15/25	2,176,630
64,407,000,000	IDR	Indonesia Treasury Bonds, Series FR83, 7.50%, due 04/15/40	4,076,047
14,660,000,000	IDR	Indonesia Treasury Bonds, Series FR86, 5.50%, due 04/15/26	878,756
13,243,000,000	IDR	Indonesia Treasury Bonds, Series FR87, 6.50%, due 02/15/31	783,819
23,108,000,000	IDR	Indonesia Treasury Bonds, Series FR88, 6.25%, due 06/15/36	1,318,173
10,430,000,000	IDR	Indonesia Treasury Bonds, Series FR89, 6.88%, due 08/15/51	615,131
27,182,000,000	IDR	Indonesia Treasury Bonds, Series FR90, 5.13%, due 04/15/27	1,595,898
97,045,000,000	IDR	Indonesia Treasury Bonds, Series FR91, 6.38%, due 04/15/32	5,708,650
6,949,000,000	IDR	Indonesia Treasury Bonds, Series FR92, 7.13%, due 06/15/42	423,871
27,962,000,000	IDR	Indonesia Treasury Bonds, Series FR95, 6.38%, due 08/15/28	1,681,489
43,754,000,000	IDR	Indonesia Treasury Bonds, Series FR96, 7.00%, due 02/15/33	2,660,778
15,591,000,000	IDR	Indonesia Treasury Bonds, Series FR97, 7.13%, due 06/15/43	953,812
90,262,000,000	IDR	Indonesia Treasury Bonds, Series FR98, 7.13%, due 06/15/38	5,524,806
1,110,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(j)	1,078,532
1,890,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	1,838,994
440,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37 144A	427,064
224,500,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	1,527,431
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	813,590
4,718,000	MYR	Malaysia Government Bonds, Series 0118, 3.88%, due 03/14/25	1,004,384
5,705,000	MYR	Malaysia Government Bonds, Series 0119, 3.91%, due 07/15/26	1,220,602
3,721,000	MYR	Malaysia Government Bonds, Series 0120, 4.07%, due 06/15/50	769,917
29,978,000	MYR	Malaysia Government Bonds, Series 0122, 3.58%, due 07/15/32	6,238,370
2,380,000	MYR	Malaysia Government Bonds, Series 0123, 4.46%, due 03/31/53	523,851
2,586,000	MYR	Malaysia Government Bonds, Series 0212, 3.89%, due 03/15/27	553,423
1,597,000	MYR	Malaysia Government Bonds, Series 0216, 4.74%, due 03/15/46	365,077
35,593,000	MYR	Malaysia Government Bonds, Series 0219, 3.89%, due 08/15/29	7,623,322
13,473,000	MYR	Malaysia Government Bonds, Series 0220, 2.63%, due 04/15/31	2,657,070
10,203,000	MYR	Malaysia Government Bonds, Series 0222, 4.70%, due 10/15/42	2,325,891
2,748,000	MYR	Malaysia Government Bonds, Series 0223, 3.52%, due 04/20/28	580,758
1,921,000	MYR	Malaysia Government Bonds, Series 0307, 3.50%, due 05/31/27	406,830
4,721,000	MYR	Malaysia Government Bonds, Series 0310, 4.50%, due 04/15/30	1,039,177
12,842,000	MYR	Malaysia Government Bonds, Series 0311, 4.39%, due 04/15/26	2,768,398
17,334,000	MYR	Malaysia Government Bonds, Series 0316, 3.90%, due 11/30/26	3,714,491
3,620,000	MYR	Malaysia Government Bonds, Series 0317, 4.76%, due 04/07/37	825,961
9,545,000	MYR	Malaysia Government Bonds, Series 0318, 4.64%, due 11/07/33	2,143,168
1,205,000	MYR	Malaysia Government Bonds, Series 0411, 4.23%, due 06/30/31	262,120
624,000	MYR	Malaysia Government Bonds, Series 0412, 4.13%, due 04/15/32	134,775
2,226,000	MYR	Malaysia Government Bonds, Series 0413, 3.84%, due 04/15/33	471,024
5,018,000	MYR	Malaysia Government Bonds, Series 0415, 4.25%, due 05/31/35	1,092,015
6,866,000	MYR	Malaysia Government Bonds, Series 0417, 3.90%, due 11/16/27	1,471,349
5,949,000	MYR	Malaysia Government Bonds, Series 0418, 4.89%, due 06/08/38	1,380,673
15,253,000	MYR	Malaysia Government Bonds, Series 0419, 3.83%, due 07/05/34	3,223,217
25,131,000	MYR	Malaysia Government Bonds, Series 0513, 3.73%, due 06/15/28	5,349,939

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
3,943,000	MYR	Malaysia Government Bonds, Series 0519, 3.76%, due 05/22/40	806,694
93,264,900	MXN	Mexico Bonos, Series M, 5.00%, due 03/06/25	4,915,336
16,048,100	MXN	Mexico Bonos, Series M, 5.50%, due 03/04/27	780,087
96,892,600	MXN	Mexico Bonos, Series M, 5.75%, due 03/05/26	4,900,929
3,902,000	MXN	Mexico Bonos, Series M, 7.00%, due 09/03/26	198,500
34,425,400	MXN	Mexico Bonos, Series M, 7.50%, due 05/26/33	1,621,593
122,467,200	MXN	Mexico Bonos, Series M, 7.75%, due 05/29/31	5,975,178
175,562,200	MXN	Mexico Bonos, Series M, 7.75%, due 11/23/34	8,275,749
112,425,100	MXN	Mexico Bonos, Series M, 7.75%, due 11/13/42	4,957,821
55,475,400	MXN	Mexico Bonos, Series M, 8.00%, due 09/05/24	3,013,085
98,843,300	MXN	Mexico Bonos, Series M, 8.00%, due 11/07/47	4,417,799
70,146,700	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	3,099,567
23,163,200	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	1,023,511
30,774,100	MXN	Mexico Bonos, Series M, 8.50%, due 03/01/29	1,579,744
81,091,000	MXN	Mexico Bonos, Series M, 8.50%, due 05/31/29	4,177,103
114,373,900	MXN	Mexico Bonos, Series M 20, 7.50%, due 06/03/27	5,822,558
28,883,700	MXN	Mexico Bonos, Series M 20, 8.50%, due 05/31/29	1,487,837
18,999,700	MXN	Mexico Bonos, Series M 20, 10.00%, due 12/05/24	1,032,652
1,618,600	MXN	Mexico Bonos, Series M 20, 10.00%, due 12/05/24	87,973
45,923,400	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	2,227,594
63,119,400	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	3,061,716
7,390,300	MXN	Mexico Bonos, Series M 30, 10.00%, due 11/20/36	407,193
2,020,000		Mexico Government International Bonds, 2.66%, due 05/24/31	1,662,385
624,000		Mexico Government International Bonds, 4.75%, due 03/08/44	501,998
595,000		Mexico Government International Bonds, 4.88%, due 05/19/33	549,499
1,130,000		Mexico Government International Bonds, 6.00%, due 05/07/36	1,102,973
470,000		Mexico Government International Bonds, 6.34%, due 05/04/53	444,316
13,833,541	MXN	Mexico Udibonos, Series S, 4.50%, due 12/04/25	732,867
19,735,385	MXN	Mexico Udibonos, Series S, 4.50%, due 11/22/35	1,006,038
320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	334,354
740,000		Montenegro Government International Bonds, 7.25%, due 03/12/31 144A	743,515
350,000		Mozambique International Bonds, 9.00%, due 09/15/31(j)(m)	290,560
590,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(j)	513,639
805,000		Nigeria Government International Bonds, 8.38%, due 03/24/29(j)	756,579
1,520,000		Oman Government International Bonds, 5.63%, due 01/17/28 144A	1,520,507
1,190,000		Pakistan Government International Bonds, 6.88%, due 12/05/27(j)	1,031,334
645,000		Panama Government International Bonds, 6.40%, due 02/14/35	612,674
640,000		Panama Government International Bonds, 8.00%, due 03/01/38	675,542
1,520,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(j)	1,331,647
5,919,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31	815,643
5,723,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(j)	789,438
1,772,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	373,573
12,014,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	2,760,026
6,650,000	PEN	Peru Government Bonds, 5.94%, due 02/12/29	1,746,929
6,341,000	PEN	Peru Government Bonds, 6.15%, due 08/12/32	1,595,879
2,439,000	PEN	Peru Government Bonds, 6.90%, due 08/12/37	609,937
48,000	PEN	Peru Government Bonds, 6.95%, due 08/12/31	12,853
11,408,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(j)	3,057,276
7,003,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(j)(n)	1,847,410
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
8,851,000	PEN	Peru Government International Bonds, 5.94%, due 02/12/29(j)	2,325,123
8,355,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(j)	2,242,215
4,830,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(j)	1,207,870
10,343,670	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(j)	2,844,391
12,336,330	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(j)	3,303,353
5,690,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33	1,524,886
8,011,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(j)	2,146,900
12,200,000	PHP	Philippines Government Bonds, Series 1069, 6.75%, due 09/15/32	210,719
136,800,000	PHP	Philippines Government Bonds, Series 1072, 6.25%, due 01/25/34	2,279,928
1,747,456		Provincia de Buenos Aires/Government Bonds, 6.38%, due 09/01/37(m) 144A	725,194
1,600,171		Provincia de Buenos Aires/Government Bonds, 6.38%, due 09/01/37(j)(m)	664,071
210,819		Provincia de Cordoba, 6.88%, due 12/10/25(m) 144A	195,534
400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	390,042
2,064,430	GHS	Republic of Ghana Government Bonds, Series G10Y, 9.25%, due 02/08/33	52,191
773,289	GHS	Republic of Ghana Government Bonds, Series G11Y, 9.40%, due 02/07/34	18,977
774,051	GHS	Republic of Ghana Government Bonds, Series G12Y, 9.55%, due 02/06/35	18,625
774,815	GHS	Republic of Ghana Government Bonds, Series G13Y, 9.70%, due 02/05/36	18,426
775,578	GHS	Republic of Ghana Government Bonds, Series G14Y, 9.85%, due 02/03/37	18,340
781,193	GHS	Republic of Ghana Government Bonds, Series G15Y, 10.00%, due 02/02/38	18,456
10,107,984	GHS	Republic of Ghana Government Bonds, Series G4Y, 8.35%, due 02/16/27	426,541
4,390,788	GHS	Republic of Ghana Government Bonds, Series G5Y, 8.50%, due 02/15/28	161,194
10,204,238	GHS	Republic of Ghana Government Bonds, Series G6Y, 8.65%, due 02/13/29	333,296
7,506,879	GHS	Republic of Ghana Government Bonds, Series G7Y, 8.80%, due 02/12/30	225,793
5,701,092	GHS	Republic of Ghana Government Bonds, Series G8Y, 8.95%, due 02/11/31	158,870
2,063,128	GHS	Republic of Ghana Government Bonds, Series G9Y, 9.10%, due 02/10/32	54,404
350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(j)	262,478
565,000		Republic of Kenya Government International Bonds, 7.00%, due 05/22/27(j)	538,752
265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(j)	230,983
4,960,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	4,764,452
35,350,000	KES	Republic of Kenya Infrastructure Bonds, Series 7Y, 17.93%, due 05/06/30	283,907
193,450,000	KES	Republic of Kenya Infrastructure Bonds, Series 8.5Y, 18.46%, due 08/09/32	1,591,297
4,343,000	PLN	Republic of Poland Government Bonds, Series 0428, 2.75%, due 04/25/28	985,586
13,801,000	PLN	Republic of Poland Government Bonds, Series 0432, 1.75%, due 04/25/32	2,612,378
7,859,000	PLN	Republic of Poland Government Bonds, Series 0527, 3.75%, due 05/25/27	1,876,804
1,400,000	PLN	Republic of Poland Government Bonds, Series 0725, 3.25%, due 07/25/25	342,274
1,834,000	PLN	Republic of Poland Government Bonds, Series 0726, 2.50%, due 07/25/26	433,474
3,743,000	PLN	Republic of Poland Government Bonds, Series 0727, 2.50%, due 07/25/27	859,464
26,189,000	PLN	Republic of Poland Government Bonds, Series 0728, 7.50%, due 07/25/28	7,002,018
5,958,000	PLN	Republic of Poland Government Bonds, Series 1026, 0.25%, due 10/25/26	1,326,750
15,500,000	PLN	Republic of Poland Government Bonds, Series 1029, 2.75%, due 10/25/29	3,383,649
7,409,000	PLN	Republic of Poland Government Bonds, Series 1030, 1.25%, due 10/25/30	1,432,588
27,126,000	PLN	Republic of Poland Government Bonds, Series 1033, 6.00%, due 10/25/33	6,914,716
784,000	PLN	Republic of Poland Government Bonds, Series 1034, 5.00%, due 10/25/34	184,934
162,156,422	ZAR	Republic of South Africa Government Bonds, Series 2030, 8.00%, due 01/31/30	8,153,333
83,792,660	ZAR	Republic of South Africa Government Bonds, Series 2032, 8.25%, due 03/31/32	4,003,784
180,514,204	ZAR	Republic of South Africa Government Bonds, Series 2035, 8.88%, due 02/28/35	8,370,778
181,979,114	ZAR	Republic of South Africa Government Bonds, Series 2037, 8.50%, due 01/31/37	7,844,735
186,521,377	ZAR	Republic of South Africa Government Bonds, Series 2040, 9.00%, due 01/31/40	8,056,375
143,574,017	ZAR	Republic of South Africa Government Bonds, Series 2044, 8.75%, due 01/31/44	5,894,319

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
226,856,961	ZAR	Republic of South Africa Government Bonds, Series 2048, 8.75%, due 02/28/48	9,281,133
76,755,000	ZAR	Republic of South Africa Government Bonds, Series 2048, 8.75%, due 02/28/48	3,140,187
123,097,459	ZAR	Republic of South Africa Government Bonds, Series R186, 10.50%, due 12/21/26	7,000,241
14,732,506	ZAR	Republic of South Africa Government Bonds, Series R209, 6.25%, due 03/31/36	538,027
58,061,838	ZAR	Republic of South Africa Government Bonds, Series R213, 7.00%, due 02/28/31	2,667,236
78,479,026	ZAR	Republic of South Africa Government Bonds, Series R214, 6.50%, due 02/28/41	2,628,575
4,415,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	4,103,411
3,949,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 05/20/32	1,017,959
1,505,600,000	UGX	Republic of Uganda Government Bonds, Series 15YR, 16.00%, due 05/14/37	394,364
380,000		Republic of Uzbekistan International Bonds, 3.90%, due 10/19/31(j)	309,480
500,000	EUR	Republic of Uzbekistan International Bonds, 5.38%, due 05/29/27 144A	535,195
600,000		Republic of Uzbekistan International Bonds, 6.90%, due 02/28/32(i) 144A	585,236
1,405,000	RON	Romania Government Bonds, 8.75%, due 10/30/28	327,457
1,570,000	RON	Romania Government Bonds, Series 10Y, 5.00%, due 02/12/29	317,596
3,330,000	RON	Romania Government Bonds, Series 10Y, 6.70%, due 02/25/32	711,117
1,605,000	RON	Romania Government Bonds, Series 10Y, 7.20%, due 10/30/33	354,272
2,435,000	RON	Romania Government Bonds, Series 10Y, 8.25%, due 09/29/32	568,502
2,275,000	RON	Romania Government Bonds, Series 10YR, 4.15%, due 10/24/30	426,929
1,500,000	RON	Romania Government Bonds, Series 15Y, 3.65%, due 09/24/31	266,137
4,100,000	RON	Romania Government Bonds, Series 15Y, 4.75%, due 10/11/34	748,412
1,560,000	RON	Romania Government Bonds, Series 15YR, 5.80%, due 07/26/27	332,074
2,420,000	RON	Romania Government Bonds, Series 5Y, 3.25%, due 06/24/26	494,216
1,840,000	RON	Romania Government Bonds, Series 5Y, 4.25%, due 04/28/36	313,654
2,595,000	RON	Romania Government Bonds, Series 8Y, 4.85%, due 07/25/29	520,144
348,000	EUR	Romania Government International Bonds, 2.75%, due 02/26/26 144A	366,079
346,000	EUR	Romania Government International Bonds, 3.62%, due 05/26/30 144A	341,490
1,030,000	EUR	Romania Government International Bonds, 5.63%, due 02/22/36 144A	1,077,423
606,000		Romania Government International Bonds, 7.13%, due 01/17/33 144A	639,275
86,446,000	RUB	Russia Federal Bonds - OFZ, Series 6212, 7.05%, due 01/19/28(p)	285,648
29,262,000	RUB	Russia Federal Bonds - OFZ, Series 6218, 8.50%, due 09/17/31(p)	93,299
60,698,000	RUB	Russia Federal Bonds - OFZ, Series 6221, 7.70%, due 03/23/33(p)	199,070
59,072,000	RUB	Russia Federal Bonds - OFZ, Series 6224, 6.90%, due 05/23/29(p)	188,346
32,547,000	RUB	Russia Federal Bonds - OFZ, Series 6225, 7.25%, due 05/10/34(p)	99,999
40,966,000	RUB	Russia Federal Bonds - OFZ, Series 6228, 7.65%, due 04/10/30(p)	137,738
24,639,000	RUB	Russia Federal Bonds - OFZ, Series 6230, 7.70%, due 03/16/39(p)	75,702
52,609,000	RUB	Russia Federal Bonds - OFZ, Series 6233, 6.10%, due 07/18/35(p)	161,639
350,000		Senegal Government International Bonds, 6.25%, due 05/23/33(j)	294,362
867,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	791,861
160,700,000	RSD	Serbia Treasury Bonds, Series 8Y, 7.00%, due 10/26/31	1,599,655
2,095,000		Sri Lanka Government International Bonds, 6.20%, due 05/11/27(j)	1,237,986
119,823,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	3,248,224
82,847,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	2,376,907
21,117,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	606,814
57,886,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	1,623,199
47,814,942	THB	Thailand Government Bonds, Series ILB, 1.25%, due 03/12/28(j)	1,259,643
5,281,000	THB	Thailand Government Bonds, Series THAI, 2.75%, due 06/17/52	126,058
38,421,001	TRY	Turkiye Government Bonds, 12.60%, due 10/01/25	884,245
202,032,744	TRY	Turkiye Government Bonds, 17.30%, due 07/19/28	4,621,976
220,857,946	TRY	Turkiye Government Bonds, 26.20%, due 10/05/33	6,615,599
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
25,943,409	TRY	Turkiye Government Bonds, 31.08%, due 11/08/28	815,492
1,505,000		Turkiye Government International Bonds, 7.63%, due 05/15/34(i)	1,518,154
2,230,000		Turkiye Government International Bonds, 9.38%, due 01/19/33	2,496,139
1,175,000		Turkiye Ihracat Kredi Bankasi AS, 9.38%, due 01/31/26 144A	1,217,594
1,450,000		Ukraine Government International Bonds, 7.38%, due 09/25/34(j)	447,748
1,695,000		Ukraine Government International Bonds, 9.75%, due 11/01/30(j)	571,777
53,348,929	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	1,350,196
43,030,319	UYU	Uruguay Government International Bonds, 3.88%, due 07/02/40	1,161,067
11,612,678	UYU	Uruguay Government International Bonds, 4.38%, due 12/15/28	310,177
7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(j)	195,925
150,898,804	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	3,872,438
657,126		Zambia Government International Bonds, 0.50%, due 12/31/53(j)	321,992
795,063		Zambia Government International Bonds, 5.75%, due 06/30/33(j)(m)	698,413
			582,227,865
		U.S. Government and Agency Obligations — 0.6%
1,000,000		U.S. Treasury Notes, 4.13%, due 03/31/29	989,980
3,142,700		U.S. Treasury Notes, 4.63%, due 06/30/25(q)	3,127,628
6,000,000		U.S. Treasury Notes, 4.63%, due 04/30/29	6,069,844
			10,187,452
		TOTAL DEBT OBLIGATIONS (COST $1,683,825,874)	1,650,369,525

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.*(f)(g)	199,161
	Energy — 0.0%
10	Amplify Energy Corp.*	68
	TOTAL COMMON STOCKS (COST $0)	199,229
	PREFERRED STOCK — 0.1%
	Energy — 0.1%
40,584	Equitrans Midstream Corp., 13.74%(b)(k)	913,140
	TOTAL PREFERRED STOCK (COST $900,961)	913,140

Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.0%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Put Options — 0.0%
15,000,000	EUR/USD Option with JPMorgan Chase Bank LLC, Strike Price EUR 1.07, Expires 07/08/24	48,068

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Notional Value	Description	Value ($)
	Put Options — continued
6,400,000	GBP/USD Option with Bank of America NA, Strike Price GBP 1.27, Expires 07/03/24	73,662
		121,730
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $64,580)	121,730

Number of Contracts	Notional Value ($)	Description	Value ($)
		PURCHASED FUTURES OPTIONS — 0.0%
		Put Options — 0.0%
1,050	5,797,575	PUT— S&P 500 E-mini Futures Option with JPMorgan Chase Bank N.A., Strike Price $5,300.00, Expires 08/16/24	31,762
1,100	6,073,650	PUT— S&P 500 E-mini Futures Option with JPMorgan Chase Bank N.A., Strike Price $5,200.00, Expires 09/20/24	46,200
			77,962
		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $104,278)	77,962

Notional Value	Description	Value ($)
	PURCHASED SWAPTIONS — 0.0%
	Put Swaptions — 0.0%
21,800,000	Payer Swaption on CDX.NA.IG.42 with Bank of America NA, Strike Price $60.00, Expires 08/21/24	20,472
26,700,000	Payer Swaption on CDX.NA.IG.42 with Goldman Sachs & Co., Strike Price $65.00, Expires 07/17/24	5,676
24,400,000	Payer Swaption on CDX.NA.IG.42 with Goldman Sachs & Co., Strike Price $60.00, Expires 11/20/24	64,252
		90,400
	TOTAL PURCHASED SWAPTIONS (PREMIUMS PAID $109,227)	90,400
	TOTAL PURCHASED OPTIONS (PREMIUMS PAID $278,085)	290,092

Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.0%
	Mutual Fund - Securities Lending Collateral — 2.1%
36,756,248	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(r)(s)	36,756,248
	U.S. Government and Agency Obligations — 0.2%
1,728,400	U.S. Treasury Bills, 5.12%, due 07/16/24(h)	1,724,619
2,485,000	U.S. Treasury Bills, 5.40%, due 12/12/24(h)	2,427,181
		4,151,800
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — 0.7%
14,100,000	EGP	Egypt Treasury Bills, 26.74%, due 02/25/25	251,899
14,475,000	EGP	Egypt Treasury Bills, 26.75%, due 12/24/24	268,899
101,500,000	EGP	Egypt Treasury Bills, 28.11%, due 03/04/25	1,805,636
106,600,000	EGP	Egypt Treasury Bills, 28.29%, due 03/18/25	1,880,437
119,525,000	EGP	Egypt Treasury Bills, 28.32%, due 01/14/25	2,191,253
119,525,000	EGP	Egypt Treasury Bills, 29.14%, due 03/11/25	2,117,325
65,100,000	NGN	Nigeria OMO Bills, 0.00%, due 05/20/25	34,864
1,653,543,000	NGN	Nigeria OMO Bills, 26.32%, due 05/20/25(h)	885,557
133,723,000	NGN	Nigeria Treasury Bills, 23.89%, due 03/06/25	76,090
1,305,926,000	NGN	Nigeria Treasury Bills, 24.45%, due 03/27/25	730,985
403,000,000	NGN	Nigeria Treasury Bills, 24.96%, due 04/10/25	223,066
400,000,000	NGN	Nigeria Treasury Bills, 25.11%, due 05/22/25	213,860
33,600,000	UYU	Uruguay Monetary Regulation Bills, 9.02%, due 08/09/24(h)	844,294
			11,524,165
		TOTAL SHORT-TERM INVESTMENTS (COST $52,410,067)	52,432,213
		TOTAL INVESTMENTS — 96.6% (Cost $1,737,414,987)	1,704,204,199
		Other Assets and Liabilities (net)(d) — 3.4%	60,640,061
		NET ASSETS — 100.0%	$1,764,844,260

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2024.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	As of June 30, 2024, the value of unfunded loan commitments was $208,042 for the Fund. See Notes to the Financial Statements.
(e)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(f)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(g)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $2,692,456 which represents 0.2% of net assets.  The aggregate tax cost of these securities held at June 30, 2024 was $3,400,200.

(h)	Interest rate presented is yield to maturity.
(i)	All or a portion of this security is out on loan.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Security is perpetual and has no stated maturity date.

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
(l)	Security is currently in default.
(m)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(n)	When-issued security.
(o)	Year of maturity is greater than 2100.
(p)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $1,241,441 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2024 was $5,424,523.

(q)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(r)	The rate disclosed is the 7-day net yield as of June 30, 2024.
(s)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $582,551,687 which represents 33.0% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	14,922,727	USD	9,751,465	07/19/24	Citibank N.A.	$219,065
AUD	1,250,000	USD	828,446	07/18/24	JPMorgan Chase Bank N.A.	6,710
AUD	646,000	USD	428,654	07/18/24	Natwest Markets PLC	2,955
BRL	12,263,203	USD	2,325,366	07/02/24	Bank of America, N.A.	(117,551)
BRL	2,311,000	USD	415,730	07/02/24	Bank of America, N.A.	333
BRL	2,230,000	USD	419,999	09/04/24	Barclays Bank PLC	(21,258)
BRL	1,500,000	USD	290,409	07/02/24	Citibank N.A.	(20,356)
BRL	3,140,000	USD	564,860	07/02/24	Citibank N.A.	453
BRL	4,590,000	USD	876,925	07/02/24	Goldman Sachs & Co.	(50,560)
BRL	6,090,000	USD	1,095,540	07/02/24	Goldman Sachs & Co.	878
BRL	6,090,000	USD	1,112,136	08/02/24	Goldman Sachs & Co.	(19,691)
BRL	6,867,000	USD	1,235,316	07/02/24	Goldman Sachs International	989
BRL	2,860,000	USD	516,637	08/02/24	Goldman Sachs International	(3,600)
BRL	3,970,000	USD	709,613	08/02/24	Goldman Sachs International	2,539
BRL	44,375,396	USD	8,519,476	09/04/24	Goldman Sachs International	(584,816)
BRL	4,840,000	USD	896,552	07/02/24	HSBC Bank PLC	(25,179)
BRL	8,044,203	USD	1,447,085	07/02/24	HSBC Bank PLC	1,159
BRL	5,662,203	USD	1,022,123	08/02/24	HSBC Bank PLC	(6,417)
BRL	5,870,000	USD	1,112,657	07/02/24	JPMorgan Chase Bank N.A.	(55,847)
BRL	2,611,000	USD	469,697	07/02/24	JPMorgan Chase Bank N.A.	377
BRL	7,866,900	USD	1,450,548	07/22/24	JPMorgan Chase Bank N.A.	(37,515)
BRL	34,995,758	USD	6,846,017	07/19/24	Morgan Stanley Capital Services, Inc.	(557,928)
CAD	2,090,000	USD	1,519,794	07/19/24	BNP Paribas S.A.	8,192
CAD	3,200,000	USD	2,323,361	07/19/24	Morgan Stanley Capital Services, Inc.	16,138
CAD	1,090,000	USD	801,150	07/18/24	Toronto Dominion Bank	(4,276)
CAD	590,000	USD	429,168	07/18/24	Toronto Dominion Bank	2,167
CHF	770,000	USD	865,669	07/18/24	Bank of America, N.A.	(7,134)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CHF	540,000	USD	592,395	07/19/24	Bank of America, N.A.	$9,767
CHF	1,030,000	USD	1,131,967	07/19/24	Goldman Sachs & Co.	16,601
CHF	1,100,000	USD	1,214,736	07/18/24	HSBC Bank PLC	11,743
CHF	370,000	USD	416,200	07/18/24	HSBC Bank PLC	(3,658)
CHF	710,000	USD	786,413	07/18/24	Morgan Stanley and Co. International PLC	5,223
CHF	780,000	USD	857,393	07/18/24	Toronto Dominion Bank	12,292
CLP	811,600,000	USD	886,878	07/18/24	Barclays Bank PLC	(27,224)
CLP	4,115,911,963	USD	4,428,066	09/23/24	Citibank N.A.	(70,291)
CLP	1,177,619,692	USD	1,295,084	09/23/24	HSBC Bank PLC	(48,264)
CLP	265,114,100	USD	291,806	07/12/24	JPMorgan Chase Bank N.A.	(10,979)
CLP	1,645,422,148	USD	1,773,359	07/18/24	JPMorgan Chase Bank N.A.	(30,511)
CLP	399,620,000	USD	440,547	07/18/24	Morgan Stanley and Co. International PLC	(17,265)
CLP	164,535,490	USD	172,690	07/18/24	Morgan Stanley and Co. International PLC	1,588
CLP	3,697,720,208	USD	3,997,664	09/23/24	Standard Chartered Bank	(82,654)
CNH	10,477,000	USD	1,445,650	07/18/24	Barclays Bank PLC	(8,679)
CNH	14,920,000	USD	2,058,189	07/18/24	HSBC Bank PLC	(11,840)
CNH	39,757,400	USD	5,496,318	07/11/24	JPMorgan Chase Bank N.A.	(46,329)
CNH	8,300,000	USD	1,151,245	07/18/24	JPMorgan Chase Bank N.A.	(12,859)
CNH	18,653,000	USD	2,587,090	07/18/24	Morgan Stanley and Co. International PLC	(28,742)
CNH	18,464,986	USD	2,564,424	07/18/24	UBS AG	(31,863)
CNY	1,950,000	USD	270,430	07/18/24	State Street Bank London	(1,616)
COP	7,076,629,000	USD	1,759,774	07/18/24	Barclays Bank PLC	(57,043)
COP	1,879,790,000	USD	449,818	07/18/24	Barclays Bank PLC	2,484
COP	2,605,640,000	USD	643,517	07/18/24	Goldman Sachs International	(16,565)
COP	883,140,000	USD	223,721	07/18/24	HSBC Bank PLC	(11,226)
COP	1,623,472,000	USD	409,987	07/15/24	JPMorgan Chase Bank N.A.	(19,180)
COP	3,499,389,000	USD	852,401	07/18/24	JPMorgan Chase Bank N.A.	(10,402)
COP	10,633,697,400	USD	2,592,914	07/29/24	JPMorgan Chase Bank N.A.	(38,581)
COP	4,140,060,000	USD	1,061,296	07/18/24	Morgan Stanley and Co. International PLC	(65,141)
COP	8,023,050,000	USD	1,905,713	09/18/24	Standard Chartered Bank	7,246
CZK	9,600,000	USD	421,649	07/18/24	Bank of America, N.A.	(10,719)
CZK	48,778,351	USD	2,094,923	07/18/24	Deutsche Bank AG	(6,953)
CZK	19,310,000	USD	849,966	07/18/24	Goldman Sachs International	(23,397)
CZK	23,180,000	USD	1,006,967	07/18/24	HSBC Bank PLC	(14,741)
CZK	9,590,000	USD	421,202	07/18/24	JPMorgan Chase Bank N.A.	(10,700)
CZK	2,170,000	USD	94,819	07/18/24	Natwest Markets PLC	(1,932)
CZK	32,644,000	USD	1,428,656	07/18/24	State Street Bank London	(31,321)
CZK	1,170,000	USD	50,110	07/18/24	UBS AG	(27)
EGP	52,883,650	USD	1,047,522	01/22/25	Citibank N.A.	(37,006)
EUR	1,199,000	USD	1,284,729	07/01/24	Bank of America, N.A.	300
EUR	3,230,000	USD	3,450,190	07/19/24	Bank of America, N.A.	14,311
EUR	1,610,000	USD	1,747,074	07/18/24	Barclays Bank PLC	(20,268)
EUR	80,000	USD	87,257	07/08/24	Goldman Sachs & Co.	(1,493)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	2,060,000	USD	2,202,478	07/18/24	Goldman Sachs International	$6,976
EUR	8,743,000	USD	9,465,185	07/18/24	HSBC Bank PLC	(87,879)
EUR	2,549,000	USD	2,731,820	07/18/24	HSBC Bank PLC	2,111
EUR	800,000	USD	866,521	07/18/24	JPMorgan Chase Bank N.A.	(8,481)
EUR	3,280,000	USD	3,571,050	07/18/24	Morgan Stanley and Co. International PLC	(53,086)
EUR	1,620,000	USD	1,749,851	07/18/24	Natwest Markets PLC	(12,320)
EUR	890,000	USD	966,818	07/18/24	UBS AG	(12,248)
GBP	190,000	USD	240,758	07/18/24	Bank of America, N.A.	(556)
GBP	600,000	USD	744,095	07/19/24	Citibank N.A.	14,441
GBP	671,000	USD	855,335	07/18/24	Goldman Sachs International	(7,043)
GBP	1,270,000	USD	1,605,096	07/18/24	Goldman Sachs International	463
GBP	2,385,000	USD	3,020,970	07/18/24	HSBC Bank PLC	(5,807)
GBP	751,000	USD	939,085	07/18/24	JPMorgan Chase Bank N.A.	10,344
GBP	628,287	USD	783,990	07/18/24	Morgan Stanley and Co. International PLC	10,303
GBP	1,510,000	USD	1,920,066	07/18/24	Morgan Stanley and Co. International PLC	(11,094)
GBP	580,000	USD	735,768	07/18/24	UBS AG	(2,521)
GHS	12,000,000	USD	787,513	09/18/24	Standard Chartered Bank	(38,623)
GHS	4,560,000	USD	288,608	12/18/24	Standard Chartered Bank	(18,374)
HUF	189,560,000	USD	530,497	07/18/24	Deutsche Bank AG	(16,385)
HUF	31,497,000	USD	88,115	07/18/24	Goldman Sachs International	(2,691)
HUF	136,500,000	USD	377,462	07/18/24	HSBC Bank PLC	(7,256)
HUF	1,318,877,600	USD	3,649,474	07/12/24	JPMorgan Chase Bank N.A.	(71,713)
HUF	691,818,100	USD	1,917,823	07/15/24	JPMorgan Chase Bank N.A.	(41,314)
HUF	323,865,400	USD	880,209	07/22/24	JPMorgan Chase Bank N.A.	(1,974)
HUF	546,823,000	USD	1,506,299	07/18/24	Morgan Stanley and Co. International PLC	(23,245)
HUF	234,028,000	USD	649,131	07/18/24	State Street Bank London	(14,417)
HUF	335,704,000	USD	900,630	07/18/24	State Street Bank London	9,843
HUF	359,942,599	USD	991,210	07/18/24	Toronto Dominion Bank	(14,999)
IDR	5,224,108,790	USD	322,430	07/18/24	Barclays Bank PLC	(3,090)
IDR	23,290,149,669	USD	1,433,505	09/18/24	Citibank N.A.	(13,020)
IDR	16,658,832,295	USD	1,026,813	07/18/24	Deutsche Bank AG	(8,490)
IDR	2,815,968,000	USD	170,670	07/18/24	Deutsche Bank AG	1,465
IDR	7,165,250,000	USD	439,397	07/18/24	Goldman Sachs International	(1,399)
IDR	12,515,508,705	USD	781,115	07/18/24	HSBC Bank PLC	(16,066)
IDR	14,529,215,000	USD	881,199	07/18/24	HSBC Bank PLC	6,944
IDR	38,352,997,100	USD	2,344,325	07/05/24	JPMorgan Chase Bank N.A.	(2,268)
IDR	35,425,928,076	USD	2,199,982	07/18/24	JPMorgan Chase Bank N.A.	(34,462)
IDR	8,530,972,000	USD	520,562	07/29/24	JPMorgan Chase Bank N.A.	212
IDR	7,069,300,000	USD	433,995	09/18/24	Merrill Lynch International	(2,833)
IDR	3,598,081,210	USD	223,727	07/18/24	Morgan Stanley and Co. International PLC	(3,782)
IDR	46,384,649,909	USD	2,837,220	09/18/24	Standard Chartered Bank	(8,183)
INR	14,470,000	USD	172,883	07/18/24	Bank of America, N.A.	647
INR	35,240,000	USD	422,020	07/18/24	Barclays Bank PLC	592
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
INR	51,040,000	USD	610,428	07/18/24	Citibank N.A.	$1,361
INR	163,487,400	USD	1,954,297	07/18/24	HSBC Bank PLC	6,308
INR	625,535,000	USD	7,466,979	09/18/24	HSBC Bank PLC	16,616
INR	59,133,200	USD	705,992	07/12/24	JPMorgan Chase Bank N.A.	2,933
INR	101,160,000	USD	1,210,179	07/18/24	JPMorgan Chase Bank N.A.	2,970
INR	507,622,000	USD	6,063,982	07/10/24	Morgan Stanley Capital Services, Inc.	22,065
JPY	145,940,000	USD	908,919	07/18/24	Bank of America, N.A.	537
JPY	424,040,000	USD	2,738,748	07/18/24	Barclays Bank PLC	(96,250)
JPY	24,357,021	USD	162,919	07/19/24	BNP Paribas S.A.	(11,110)
JPY	1,195,603,000	USD	7,697,558	07/18/24	HSBC Bank PLC	(246,896)
JPY	931,526,000	USD	5,997,753	07/10/24	HSBC Bank USA, N.A.	(199,802)
JPY	572,480,000	USD	3,642,695	07/18/24	JPMorgan Chase Bank N.A.	(75,160)
JPY	279,500,000	USD	1,792,743	07/18/24	Morgan Stanley and Co. International PLC	(50,978)
KES	118,630,000	USD	758,019	08/02/24	Merrill Lynch International	154,648
KES	258,930,000	USD	1,564,021	08/02/24	Standard Chartered Bank	428,029
KRW	14,453,840,000	USD	10,621,185	09/19/24	HSBC Bank PLC	(73,831)
KRW	15,107,954,700	USD	10,990,961	07/22/24	JPMorgan Chase Bank N.A.	(3,157)
KRW	324,820,000	USD	239,040	09/19/24	Merrill Lynch International	(2,011)
KRW	8,262,041,000	USD	6,012,518	07/10/24	Morgan Stanley Capital Services, Inc.	(7,582)
KZT	192,400,000	USD	412,433	11/27/24	Bank of America, N.A.	(16,650)
KZT	210,620,000	USD	451,974	12/04/24	Bank of America, N.A.	(19,315)
KZT	216,270,000	USD	450,797	12/11/24	JPMorgan Chase Bank N.A.	(7,150)
MXN	14,530,000	USD	821,676	07/18/24	Bank of America, N.A.	(28,982)
MXN	42,650,000	USD	2,425,629	07/19/24	Bank of America, N.A.	(99,181)
MXN	710,000	USD	38,197	07/18/24	Barclays Bank PLC	538
MXN	56,790,000	USD	3,037,742	09/18/24	Barclays Bank PLC	30,925
MXN	6,620,000	USD	351,497	09/18/24	BNP Paribas S.A.	6,217
MXN	7,400,000	USD	398,709	07/18/24	Citibank N.A.	5,004
MXN	70,570,000	USD	4,065,130	09/18/24	Citibank N.A.	(251,856)
MXN	10,200,000	USD	544,314	09/18/24	Citibank N.A.	6,847
MXN	7,890,000	USD	467,977	07/18/24	Deutsche Bank AG	(37,532)
MXN	7,899,000	USD	458,966	07/18/24	Goldman Sachs International	(28,030)
MXN	18,960,000	USD	1,016,141	07/18/24	Goldman Sachs International	18,235
MXN	930,000	USD	55,072	07/18/24	HSBC Bank PLC	(4,335)
MXN	24,370,000	USD	1,285,340	09/18/24	HSBC Bank PLC	31,501
MXN	6,227,000	USD	353,557	07/10/24	JPMorgan Chase Bank N.A.	(13,422)
MXN	20,900,000	USD	1,169,960	07/18/24	JPMorgan Chase Bank N.A.	(29,745)
MXN	7,390,000	USD	399,850	07/18/24	JPMorgan Chase Bank N.A.	3,317
MXN	39,370,000	USD	2,281,822	07/19/24	JPMorgan Chase Bank N.A.	(134,292)
MXN	37,814,000	USD	2,218,965	07/18/24	Morgan Stanley and Co. International PLC	(155,994)
MXN	5,860,000	USD	317,711	07/18/24	Morgan Stanley and Co. International PLC	1,986
MXN	8,540,000	USD	492,952	07/19/24	Morgan Stanley Capital Services, Inc.	(27,117)
MXN	18,370,000	USD	1,035,253	07/18/24	State Street Bank London	(33,064)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	17,411,000	USD	916,349	07/18/24	State Street Bank London	$33,521
MXN	990,000	USD	54,688	07/18/24	UBS AG	(678)
MYR	10,284,000	USD	2,181,489	09/18/24	Barclays Bank PLC	5,152
MYR	1,240,000	USD	266,495	09/18/24	Barclays Bank PLC	(2,840)
MYR	1,560,000	USD	333,512	09/18/24	Goldman Sachs International	(1,816)
MYR	1,050,000	USD	223,044	09/18/24	Goldman Sachs International	213
MYR	2,010,000	USD	429,487	09/18/24	Morgan Stanley and Co. International PLC	(2,110)
NGN	465,000,000	USD	362,998	10/15/24	Bank of America, N.A.	(61,525)
NGN	644,970,911	USD	386,004	11/20/24	Citibank N.A.	7,255
NGN	124,540,000	USD	95,069	11/20/24	Citibank N.A.	(19,133)
NGN	396,850,775	USD	229,120	02/13/25	Citibank N.A.	4,090
NGN	127,745,000	USD	95,332	02/13/25	Citibank N.A.	(20,263)
NGN	488,000,000	USD	337,716	10/30/24	Goldman Sachs International	(23,078)
NGN	1,292,800,000	USD	805,483	02/13/25	Standard Chartered Bank	(45,768)
NOK	32,352,624	USD	2,962,924	07/19/24	BNP Paribas S.A.	76,931
NOK	17,890,400	USD	1,640,404	07/18/24	Morgan Stanley and Co. International PLC	40,536
NZD	1,430,000	USD	861,640	07/18/24	HSBC Bank PLC	9,729
NZD	2,480,000	USD	1,512,090	07/18/24	HSBC Bank PLC	(906)
NZD	950,000	USD	571,620	07/18/24	JPMorgan Chase Bank N.A.	7,262
NZD	17,941	USD	10,785	07/19/24	JPMorgan Chase Bank N.A.	148
NZD	691,000	USD	425,938	07/18/24	Natwest Markets PLC	(4,878)
PEN	3,002,500	USD	799,515	07/17/24	JPMorgan Chase Bank N.A.	(15,713)
PHP	30,710,000	USD	530,196	07/18/24	Citibank N.A.	(4,710)
PHP	3,118,638	USD	53,988	07/18/24	HSBC Bank PLC	(624)
PHP	15,500,000	USD	264,389	07/18/24	HSBC Bank PLC	835
PHP	1,748,300	USD	30,071	07/03/24	JPMorgan Chase Bank N.A.	(241)
PHP	94,905,200	USD	1,632,553	07/05/24	JPMorgan Chase Bank N.A.	(13,259)
PHP	9,534,000	USD	162,419	07/05/24	JPMorgan Chase Bank N.A.	252
PHP	240,891,300	USD	4,087,961	07/15/24	JPMorgan Chase Bank N.A.	22,058
PHP	228,595,502	USD	3,959,791	07/18/24	JPMorgan Chase Bank N.A.	(48,241)
PHP	13,500,000	USD	230,702	07/18/24	JPMorgan Chase Bank N.A.	300
PHP	79,606,700	USD	1,356,069	07/22/24	JPMorgan Chase Bank N.A.	2,110
PHP	1,748,300	USD	29,722	08/02/24	JPMorgan Chase Bank N.A.	104
PHP	104,439,200	USD	1,774,427	08/05/24	JPMorgan Chase Bank N.A.	7,289
PHP	25,760,000	USD	437,178	07/18/24	Natwest Markets PLC	3,608
PLN	6,100,000	USD	1,545,446	07/18/24	Bank of America, N.A.	(28,291)
PLN	6,738,000	USD	1,669,358	07/18/24	Bank of America, N.A.	6,478
PLN	950,000	USD	240,928	09/18/24	Barclays Bank PLC	(4,830)
PLN	41,250,000	USD	10,192,862	09/18/24	Citibank N.A.	58,756
PLN	1,960,000	USD	492,327	07/18/24	Deutsche Bank AG	(4,847)
PLN	3,390,000	USD	854,091	07/18/24	Goldman Sachs International	(10,950)
PLN	1,110,000	USD	274,318	09/18/24	Goldman Sachs International	1,543
PLN	225,000	USD	57,117	07/12/24	JPMorgan Chase Bank N.A.	(1,152)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	4,064,799	USD	1,013,758	07/18/24	Morgan Stanley and Co. International PLC	$(2,785)
PLN	665,000	USD	165,157	07/18/24	Morgan Stanley and Co. International PLC	238
PLN	6,800,000	USD	1,719,101	07/18/24	State Street Bank London	(27,846)
PLN	706,000	USD	172,096	07/18/24	State Street Bank London	3,496
RON	767,021	USD	165,229	07/18/24	Citibank N.A.	(103)
RON	3,958,000	USD	858,259	07/18/24	HSBC Bank PLC	(6,172)
RON	2,170,000	USD	472,556	07/18/24	JPMorgan Chase Bank N.A.	(5,394)
RON	2,500,000	USD	547,309	07/18/24	Morgan Stanley and Co. International PLC	(9,104)
SGD	450,000	USD	335,619	09/18/24	Barclays Bank PLC	(2,364)
SGD	22,950,000	USD	17,041,381	09/18/24	Merrill Lynch International	(45,384)
THB	13,700,000	USD	373,755	07/18/24	Goldman Sachs International	45
THB	69,570,935	USD	1,903,758	09/18/24	Goldman Sachs International	3,939
THB	22,909,000	USD	629,225	07/18/24	HSBC Bank PLC	(4,161)
THB	34,875,000	USD	950,107	09/18/24	HSBC Bank PLC	6,197
THB	6,393,000	USD	175,295	07/10/24	JPMorgan Chase Bank N.A.	(975)
THB	269,294,600	USD	7,401,666	07/17/24	JPMorgan Chase Bank N.A.	(54,636)
THB	742,366,113	USD	20,177,104	07/18/24	Morgan Stanley and Co. International PLC	78,120
THB	9,070,000	USD	248,056	07/18/24	Morgan Stanley and Co. International PLC	(584)
THB	77,419,065	USD	2,124,250	09/18/24	Standard Chartered Bank	(1,349)
THB	104,625,000	USD	2,858,216	09/18/24	Standard Chartered Bank	10,695
THB	27,160,000	USD	743,883	07/18/24	UBS AG	(2,831)
THB	7,510,000	USD	204,155	07/18/24	UBS AG	753
TRY	58,970,000	USD	1,471,593	09/18/24	Barclays Bank PLC	184,561
TRY	72,790,000	USD	1,824,066	12/18/24	Barclays Bank PLC	37,891
TRY	61,349,994	USD	1,254,170	03/19/25	Barclays Bank PLC	182,578
TRY	97,370,000	USD	2,109,975	06/18/25	Barclays Bank PLC	11,517
TRY	45,660,672	USD	1,319,734	07/18/24	Citibank N.A.	49,445
TRY	16,550,000	USD	411,948	12/18/24	Goldman Sachs International	11,399
TRY	16,550,000	USD	353,708	06/18/25	Goldman Sachs International	6,882
TRY	43,057,000	USD	1,277,089	07/18/24	HSBC Bank PLC	14,017
TWD	13,980,000	USD	430,578	07/18/24	Deutsche Bank AG	279
TWD	14,011,000	USD	432,505	07/18/24	Deutsche Bank AG	(693)
TWD	25,835,200	USD	798,541	07/18/24	HSBC Bank PLC	(2,313)
TWD	48,336,000	USD	1,496,367	07/18/24	JPMorgan Chase Bank N.A.	(6,676)
TWD	224,620,000	USD	7,004,591	09/18/24	Standard Chartered Bank	(22,253)
USD	868,181	AUD	1,314,000	07/18/24	Bank of America, N.A.	(9,736)
USD	2,106,742	AUD	3,190,000	07/19/24	Citibank N.A.	(24,638)
USD	381,115	AUD	570,000	07/19/24	Citibank N.A.	272
USD	1,874,513	AUD	2,827,000	07/18/24	HSBC Bank PLC	(14,277)
USD	699,513	AUD	1,045,000	07/18/24	HSBC Bank PLC	1,322
USD	838,671	AUD	1,260,000	07/18/24	JPMorgan Chase Bank N.A.	(3,167)
USD	107,091	AUD	160,000	07/19/24	JPMorgan Chase Bank N.A.	188
USD	428,928	BRL	2,311,000	07/02/24	Bank of America, N.A.	12,866

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,206,048	BRL	12,263,203	07/02/24	Bank of America, N.A.	$(1,768)
USD	584,393	BRL	3,140,000	07/02/24	Citibank N.A.	19,080
USD	269,838	BRL	1,500,000	07/02/24	Citibank N.A.	(217)
USD	1,115,896	BRL	6,090,000	07/02/24	Goldman Sachs & Co.	19,477
USD	825,703	BRL	4,590,000	07/02/24	Goldman Sachs & Co.	(662)
USD	1,265,148	BRL	6,867,000	07/02/24	Goldman Sachs International	28,841
USD	3,238,183	BRL	17,640,000	09/04/24	Goldman Sachs International	84,016
USD	1,469,880	BRL	8,044,203	07/02/24	HSBC Bank PLC	21,635
USD	870,676	BRL	4,840,000	07/02/24	HSBC Bank PLC	(698)
USD	3,993,090	BRL	21,199,207	09/04/24	HSBC Bank PLC	202,509
USD	483,207	BRL	2,611,000	07/02/24	JPMorgan Chase Bank N.A.	13,134
USD	1,055,965	BRL	5,870,000	07/02/24	JPMorgan Chase Bank N.A.	(846)
USD	2,964,990	BRL	15,937,700	07/22/24	JPMorgan Chase Bank N.A.	102,299
USD	256,557	BRL	1,435,000	08/02/24	Morgan Stanley and Co. International PLC	(858)
USD	3,698,239	BRL	19,952,000	07/12/24	Morgan Stanley Capital Services, Inc.	110,254
USD	459,215	CAD	632,000	07/18/24	Bank of America, N.A.	(2,825)
USD	1,768,723	CAD	2,410,000	07/19/24	BNP Paribas S.A.	6,788
USD	1,617,000	CAD	2,200,000	07/19/24	Goldman Sachs & Co.	8,595
USD	800,500	CAD	1,090,000	07/18/24	HSBC Bank PLC	3,626
USD	867,129	CAD	1,193,000	07/18/24	HSBC Bank PLC	(5,046)
USD	2,120,297	CAD	2,907,000	07/18/24	JPMorgan Chase Bank N.A.	(4,943)
USD	562,677	CAD	765,954	07/19/24	Morgan Stanley Capital Services, Inc.	2,694
USD	431,109	CHF	380,000	07/18/24	Bank of America, N.A.	7,416
USD	1,637,438	CHF	1,483,767	07/19/24	Bank of America, N.A.	(17,132)
USD	1,174,184	CHF	1,060,000	07/19/24	BNP Paribas S.A.	(7,839)
USD	614,340	CHF	550,000	07/19/24	BNP Paribas S.A.	1,027
USD	1,580,335	CHF	1,430,000	07/19/24	Goldman Sachs & Co.	(14,280)
USD	2,737,540	CHF	2,450,000	07/19/24	Goldman Sachs & Co.	5,509
USD	4,134,504	CHF	3,730,311	07/18/24	Goldman Sachs International	(24,721)
USD	787,828	CHF	700,000	07/18/24	HSBC Bank PLC	7,341
USD	855,614	CHF	770,000	07/18/24	JPMorgan Chase Bank N.A.	(2,921)
USD	384,327	CHF	340,000	07/18/24	JPMorgan Chase Bank N.A.	5,234
USD	2,569,818	CHF	2,292,000	07/18/24	Morgan Stanley and Co. International PLC	14,282
USD	1,570,719	CHF	1,411,000	07/18/24	Toronto Dominion Bank	(2,519)
USD	1,629,354	CLP	1,510,675,000	07/18/24	Barclays Bank PLC	29,233
USD	435,544	CLP	393,170,000	07/18/24	Goldman Sachs International	19,095
USD	625,188	CLP	595,160,000	07/18/24	Goldman Sachs International	(5,212)
USD	682,277	CLP	640,390,000	07/18/24	HSBC Bank PLC	3,969
USD	1,052,900	CLP	954,141,000	07/18/24	JPMorgan Chase Bank N.A.	42,264
USD	1,744,591	CLP	1,600,592,400	07/22/24	JPMorgan Chase Bank N.A.	49,288
USD	349,807	CLP	318,636,000	07/18/24	Morgan Stanley and Co. International PLC	12,305
USD	1,488,029	CNH	10,780,000	07/18/24	Barclays Bank PLC	9,501
USD	1,288,811	CNH	9,331,043	09/19/24	BNP Paribas S.A.	3,374
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,396,213	CNH	10,076,000	07/18/24	HSBC Bank PLC	$14,241
USD	2,725,819	CNH	19,750,000	07/18/24	JPMorgan Chase Bank N.A.	17,012
USD	3,098,436	CNH	22,380,000	07/19/24	JPMorgan Chase Bank N.A.	28,676
USD	1,492,953	CNH	10,800,000	07/18/24	Morgan Stanley and Co. International PLC	11,681
USD	6,825,298	CNH	49,235,446	09/19/24	Standard Chartered Bank	42,666
USD	244,851	CNY	1,770,000	07/18/24	State Street Bank London	851
USD	463,852	COP	1,802,470,000	07/18/24	Bank of America, N.A.	30,154
USD	570,147	COP	2,371,270,000	07/18/24	Barclays Bank PLC	(412)
USD	3,910,809	COP	16,542,720,490	09/18/24	Barclays Bank PLC	(33,520)
USD	662,659	COP	2,703,740,000	07/18/24	Citibank N.A.	12,103
USD	2,676,640	COP	10,913,997,802	09/18/24	Citibank N.A.	74,384
USD	557,801	COP	2,158,940,000	07/18/24	Goldman Sachs International	38,331
USD	1,227,053	COP	5,064,049,759	09/18/24	HSBC Bank PLC	19,618
USD	5,694,424	COP	22,377,375,200	07/15/24	JPMorgan Chase Bank N.A.	307,670
USD	878,041	COP	3,484,489,887	07/18/24	JPMorgan Chase Bank N.A.	39,626
USD	596,261	COP	2,459,316,200	07/29/24	JPMorgan Chase Bank N.A.	5,505
USD	13,673,627	COP	53,979,232,967	07/18/24	Morgan Stanley and Co. International PLC	685,503
USD	3,948,885	COP	15,655,353,000	07/12/24	Morgan Stanley Capital Services, Inc.	178,555
USD	276,127	COP	1,098,490,000	07/18/24	State Street Bank London	11,816
USD	409,374	CZK	9,500,000	07/18/24	Barclays Bank PLC	2,724
USD	1,185,675	CZK	27,315,000	07/18/24	Deutsche Bank AG	16,449
USD	5,191,300	CZK	118,880,000	09/18/24	Goldman Sachs International	95,529
USD	367,818	CZK	8,620,000	07/18/24	HSBC Bank PLC	(1,163)
USD	3,343,766	CZK	77,460,000	09/18/24	HSBC Bank PLC	23,456
USD	434,584	CZK	9,882,000	07/18/24	JPMorgan Chase Bank N.A.	11,583
USD	425,769	CZK	9,762,000	07/18/24	Morgan Stanley and Co. International PLC	7,905
USD	1,516,140	CZK	35,100,000	09/18/24	Standard Chartered Bank	11,585
USD	172,172	CZK	3,930,000	07/18/24	State Street Bank London	3,947
USD	339,162	CZK	7,900,000	07/18/24	Toronto Dominion Bank	1,001
USD	354,362	CZK	8,250,000	07/18/24	UBS AG	1,218
USD	75,867	EGP	4,332,746	01/22/25	Citibank N.A.	(6,925)
USD	497,505	EGP	25,920,000	01/22/25	Citibank N.A.	2,218
USD	442,308	EGP	23,000,000	01/22/25	Standard Chartered Bank	2,817
USD	1,302,414	EUR	1,199,000	07/01/24	Bank of America, N.A.	17,385
USD	2,648,970	EUR	2,429,000	07/09/24	Bank of America, N.A.	44,855
USD	937,211	EUR	860,000	07/10/24	Bank of America, N.A.	15,167
USD	289,895	EUR	266,000	07/11/24	Bank of America, N.A.	4,691
USD	1,672,150	EUR	1,552,000	07/18/24	Bank of America, N.A.	7,552
USD	8,250,660	EUR	7,720,942	07/19/24	Bank of America, N.A.	(30,830)
USD	2,898,899	EUR	2,690,000	07/19/24	Bank of America, N.A.	13,603
USD	2,690,896	EUR	2,505,000	07/24/24	Bank of America, N.A.	3,394
USD	1,445,324	EUR	1,350,000	07/31/24	Bank of America, N.A.	(3,511)
USD	1,286,587	EUR	1,199,000	08/01/24	Bank of America, N.A.	(254)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,740,661	EUR	3,437,000	07/08/24	Barclays Bank PLC	$56,044
USD	289,745	EUR	266,000	07/09/24	Barclays Bank PLC	4,568
USD	2,204,761	EUR	2,050,000	07/18/24	Barclays Bank PLC	6,033
USD	1,072,290	EUR	1,000,000	07/18/24	Barclays Bank PLC	(261)
USD	289,047	EUR	270,000	07/31/24	Barclays Bank PLC	(720)
USD	856,868	EUR	800,000	07/31/24	BNP Paribas S.A.	(1,701)
USD	2,346,338	EUR	2,165,000	07/03/24	Citibank N.A.	25,892
USD	2,516,061	EUR	2,349,000	07/31/24	Citibank N.A.	(4,911)
USD	556,736	EUR	520,000	07/31/24	Commonwealth Bank of Australia	(1,333)
USD	1,234,997	EUR	1,140,000	07/03/24	Deutsche Bank AG	13,146
USD	4,150,199	EUR	3,857,927	07/18/24	Deutsche Bank AG	12,378
USD	87,036	EUR	80,000	07/08/24	Goldman Sachs & Co.	1,273
USD	4,916,991	EUR	4,540,000	07/18/24	HSBC Bank PLC	47,612
USD	650,074	EUR	600,000	07/03/24	HSBC Bank USA, N.A.	6,994
USD	1,104,645	EUR	1,015,000	07/08/24	HSBC Bank USA, N.A.	16,520
USD	967,895	EUR	904,000	07/31/24	HSBC Bank USA, N.A.	(2,288)
USD	7,022,241	EUR	6,480,000	07/18/24	JPMorgan Chase Bank N.A.	72,114
USD	3,563,911	EUR	3,330,000	07/18/24	JPMorgan Chase Bank N.A.	(7,682)
USD	4,594,970	EUR	4,278,000	07/24/24	JPMorgan Chase Bank N.A.	5,296
USD	2,426,673	EUR	2,239,000	07/03/24	Morgan Stanley Capital Services, Inc.	26,914
USD	935,985	EUR	860,000	07/08/24	Morgan Stanley Capital Services, Inc.	14,027
USD	123,636	EUR	114,000	07/12/24	Morgan Stanley Capital Services, Inc.	1,400
USD	2,380,070	EUR	2,200,000	07/17/24	Morgan Stanley Capital Services, Inc.	20,571
USD	886,134	EUR	825,000	07/24/24	Morgan Stanley Capital Services, Inc.	1,029
USD	1,809,260	EUR	1,690,000	07/18/24	Natwest Markets PLC	(3,350)
USD	2,931,652	EUR	2,700,000	07/05/24	Royal Bank of Canada	37,529
USD	1,618,095	EUR	1,500,000	09/18/24	Standard Chartered Bank	4,481
USD	2,289,475	EUR	2,100,000	07/10/24	State Street Bank London	37,972
USD	403,037	EUR	372,000	07/03/24	UBS AG	4,328
USD	1,795,593	EUR	1,650,000	07/08/24	UBS AG	26,719
USD	1,986,184	EUR	1,855,000	07/31/24	UBS AG	(4,622)
USD	881,982	GBP	700,000	07/18/24	Bank of America, N.A.	(2,971)
USD	758,412	GBP	600,000	07/31/24	Bank of America, N.A.	(177)
USD	708,207	GBP	560,000	07/31/24	BNP Paribas S.A.	190
USD	11,410,079	GBP	9,103,262	07/19/24	Citibank N.A.	(98,508)
USD	63,750	GBP	50,000	07/18/24	Deutsche Bank AG	539
USD	775,197	GBP	610,000	07/19/24	Goldman Sachs & Co.	4,019
USD	867,545	GBP	682,000	07/18/24	Goldman Sachs International	5,348
USD	1,456,150	GBP	1,143,000	07/18/24	HSBC Bank PLC	11,148
USD	2,326,204	GBP	1,821,000	07/18/24	Morgan Stanley and Co. International PLC	24,062
USD	860,055	GBP	680,000	07/18/24	Toronto Dominion Bank	386
USD	741,011	HUF	272,817,000	07/18/24	Barclays Bank PLC	1,096
USD	2,689,825	HUF	989,840,000	09/18/24	Citibank N.A.	10,802
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	172,582	HUF	64,121,000	07/18/24	Deutsche Bank AG	$(1,323)
USD	190,048	HUF	67,944,000	07/15/24	JPMorgan Chase Bank N.A.	5,755
USD	436,145	HUF	158,921,000	07/18/24	JPMorgan Chase Bank N.A.	5,130
USD	243,612	HUF	89,524,100	07/22/24	JPMorgan Chase Bank N.A.	847
USD	105,352	HUF	38,888,500	07/22/24	JPMorgan Chase Bank N.A.	(103)
USD	703,530	HUF	260,790,000	07/18/24	Morgan Stanley and Co. International PLC	(3,766)
USD	834,738	HUF	308,980,000	07/18/24	State Street Bank London	(3,256)
USD	544,227	HUF	200,630,000	07/18/24	State Street Bank London	92
USD	297,342	HUF	110,110,000	07/18/24	Toronto Dominion Bank	(1,290)
USD	384,087	IDR	6,219,491,000	07/18/24	Deutsche Bank AG	3,901
USD	745,527	IDR	12,214,866,771	07/18/24	Deutsche Bank AG	(1,145)
USD	66,251	IDR	1,084,653,229	07/18/24	Goldman Sachs International	(52)
USD	1,473,093	IDR	23,941,391,404	07/18/24	HSBC Bank PLC	9,601
USD	1,037,361	IDR	17,051,473,000	07/18/24	HSBC Bank PLC	(4,962)
USD	2,380,889	IDR	38,352,997,100	07/05/24	JPMorgan Chase Bank N.A.	38,831
USD	181,140	IDR	2,970,512,731	07/18/24	JPMorgan Chase Bank N.A.	(442)
USD	2,444,348	IDR	39,895,176,612	07/19/24	JPMorgan Chase Bank N.A.	8,607
USD	3,043,360	IDR	49,853,277,541	07/29/24	JPMorgan Chase Bank N.A.	63
USD	760,988	IDR	12,489,955,800	07/29/24	JPMorgan Chase Bank N.A.	(1,461)
USD	1,974,327	IDR	32,361,199,100	08/05/24	JPMorgan Chase Bank N.A.	(956)
USD	303,716	IDR	4,979,847,269	07/18/24	Morgan Stanley and Co. International PLC	(693)
USD	3,811,536	IDR	62,208,072,000	07/12/24	Morgan Stanley Capital Services, Inc.	13,145
USD	526,978	INR	44,000,000	07/18/24	Barclays Bank PLC	(687)
USD	4,170	INR	348,285	07/19/24	Citibank N.A.	(5)
USD	768,278	INR	64,225,000	07/18/24	Deutsche Bank AG	(1,933)
USD	197,069	INR	16,460,000	07/18/24	JPMorgan Chase Bank N.A.	(326)
USD	451,156	INR	37,570,000	07/18/24	Morgan Stanley and Co. International PLC	602
USD	6,071,670	INR	507,622,000	07/10/24	Morgan Stanley Capital Services, Inc.	(14,377)
USD	957,762	INR	79,940,000	07/18/24	UBS AG	(910)
USD	1,320,727	JPY	203,100,000	07/18/24	Bank of America, N.A.	55,065
USD	1,644,719	JPY	256,552,000	07/18/24	Barclays Bank PLC	45,959
USD	1,735,621	JPY	270,929,000	07/18/24	Citibank N.A.	47,268
USD	157,140	JPY	24,360,000	07/19/24	Citibank N.A.	5,313
USD	3,066,088	JPY	476,021,000	07/18/24	Goldman Sachs International	99,660
USD	2,544,257	JPY	392,780,907	07/18/24	HSBC Bank PLC	96,557
USD	5,961,347	JPY	931,526,000	07/10/24	HSBC Bank USA, N.A.	163,396
USD	1,207,498	JPY	187,422,000	07/18/24	Morgan Stanley and Co. International PLC	39,537
USD	605,547	KES	80,882,998	08/02/24	Citibank N.A.	(16,719)
USD	1,933,344	KES	264,260,000	09/18/24	Citibank N.A.	(70,925)
USD	2,080,597	KES	296,677,002	08/02/24	Standard Chartered Bank	(201,856)
USD	6,011,380	KRW	8,262,041,000	07/10/24	Morgan Stanley Capital Services, Inc.	6,444
USD	335,228	MXN	6,170,000	07/18/24	Bank of America, N.A.	(1,381)
USD	426,312	MXN	7,750,000	07/18/24	Barclays Bank PLC	3,506

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	646,414	MXN	11,990,000	07/18/24	Barclays Bank PLC	$(7,709)
USD	2,464,327	MXN	46,105,000	09/18/24	Barclays Bank PLC	(26,972)
USD	2,121,606	MXN	39,285,000	09/18/24	Citibank N.A.	(1,172)
USD	552,226	MXN	9,290,000	07/18/24	Deutsche Bank AG	45,403
USD	4,036,315	MXN	74,935,000	07/12/24	Goldman Sachs & Co.	(55,581)
USD	3,086,565	MXN	55,802,000	07/19/24	Goldman Sachs & Co.	42,711
USD	159,827	MXN	2,972,000	07/18/24	HSBC Bank PLC	(2,313)
USD	344,899	MXN	6,310,000	07/18/24	HSBC Bank PLC	652
USD	818,516	MXN	14,170,000	09/18/24	HSBC Bank PLC	52,835
USD	14,395,173	MXN	247,013,300	07/10/24	JPMorgan Chase Bank N.A.	902,641
USD	35,671	MXN	657,500	07/10/24	JPMorgan Chase Bank N.A.	(244)
USD	5,248,739	MXN	90,366,192	07/18/24	JPMorgan Chase Bank N.A.	318,745
USD	114,638	MXN	2,120,000	07/18/24	JPMorgan Chase Bank N.A.	(1,020)
USD	971,998	MXN	16,174,834	07/19/24	JPMorgan Chase Bank N.A.	89,703
USD	176,274	MXN	3,190,000	07/18/24	Morgan Stanley and Co. International PLC	2,241
USD	1,312,427	MXN	24,720,000	09/18/24	Standard Chartered Bank	(23,327)
USD	477,022	MXN	8,550,000	07/18/24	State Street Bank London	10,571
USD	658,793	MXN	12,266,000	07/18/24	State Street Bank London	(10,387)
USD	647,403	MXN	11,270,000	07/18/24	Toronto Dominion Bank	32,559
USD	211,620	MXN	3,918,000	07/18/24	UBS AG	(2,129)
USD	242,625	MYR	1,140,000	09/18/24	Barclays Bank PLC	232
USD	670,330	MYR	3,160,000	09/18/24	Barclays Bank PLC	(1,567)
USD	685,837	MYR	3,220,000	09/18/24	Goldman Sachs International	1,182
USD	89,162	MYR	420,000	09/18/24	Morgan Stanley and Co. International PLC	(141)
USD	7,501,190	MYR	35,200,083	09/18/24	Standard Chartered Bank	2,155
USD	152,184	NGN	241,972,706	11/20/24	Citibank N.A.	4,646
USD	247,934	NGN	420,000,000	02/13/25	Citibank N.A.	1,120
USD	79,755	NGN	130,000,000	03/27/25	Citibank N.A.	4,809
USD	39,394	NGN	65,000,000	05/20/25	Citibank N.A.	2,638
USD	333,939	NGN	527,538,205	11/20/24	Standard Chartered Bank	12,283
USD	802,552	NOK	8,580,000	07/19/24	BNP Paribas S.A.	(3,625)
USD	272,559	NOK	2,900,000	07/19/24	BNP Paribas S.A.	74
USD	1,935,219	NOK	20,870,000	07/19/24	Goldman Sachs & Co.	(25,729)
USD	867,062	NZD	1,430,000	07/18/24	Goldman Sachs International	(4,307)
USD	2,077,624	NZD	3,398,000	07/18/24	HSBC Bank PLC	7,057
USD	2,465,881	NZD	4,003,000	07/18/24	JPMorgan Chase Bank N.A.	26,659
USD	575,464	NZD	959,700	07/18/24	Morgan Stanley and Co. International PLC	(9,328)
USD	444,898	NZD	730,000	07/18/24	Toronto Dominion Bank	74
USD	971,489	PEN	3,630,000	07/18/24	Citibank N.A.	23,878
USD	745,081	PEN	2,810,000	09/18/24	Citibank N.A.	11,583
USD	747,177	PEN	2,828,000	07/18/24	Deutsche Bank AG	8,928
USD	783,627	PEN	2,965,950	09/18/24	Goldman Sachs International	9,421
USD	468,286	PEN	1,780,000	07/18/24	JPMorgan Chase Bank N.A.	3,617
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,662,404	PEN	10,063,800	07/24/24	JPMorgan Chase Bank N.A.	$35,268
USD	3,944,670	PEN	14,662,340	07/18/24	Morgan Stanley and Co. International PLC	117,070
USD	19,286,660	PEN	72,865,050	09/18/24	Standard Chartered Bank	266,595
USD	430,678	PHP	24,708,000	07/18/24	Bank of America, N.A.	7,894
USD	430,194	PHP	25,147,000	07/18/24	Bank of America, N.A.	(102)
USD	855,079	PHP	50,300,000	07/18/24	Barclays Bank PLC	(5,617)
USD	2,522,612	PHP	148,540,000	09/18/24	Citibank N.A.	(10,668)
USD	434,694	PHP	25,520,000	07/18/24	Deutsche Bank AG	(1,985)
USD	86,641	PHP	4,995,540	07/18/24	Goldman Sachs International	1,161
USD	29,732	PHP	1,748,300	07/03/24	JPMorgan Chase Bank N.A.	(97)
USD	1,775,000	PHP	104,439,200	07/05/24	JPMorgan Chase Bank N.A.	(6,966)
USD	259,930	PHP	15,300,000	07/18/24	JPMorgan Chase Bank N.A.	(1,872)
USD	537,132	PHP	31,443,410	07/18/24	Morgan Stanley and Co. International PLC	(904)
USD	329,580	PHP	19,004,460	07/18/24	Natwest Markets PLC	4,390
USD	761,400	PHP	44,756,590	07/18/24	Natwest Markets PLC	(4,440)
USD	1,015,932	PLN	4,062,000	07/18/24	Bank of America, N.A.	5,655
USD	559,971	PLN	2,261,000	07/18/24	Deutsche Bank AG	(2,372)
USD	442,001	PLN	1,790,000	07/18/24	Goldman Sachs International	(3,197)
USD	877,833	PLN	3,450,000	07/18/24	HSBC Bank PLC	19,770
USD	419,607	PLN	1,690,000	07/18/24	HSBC Bank PLC	(720)
USD	3,226,702	PLN	12,752,650	07/12/24	JPMorgan Chase Bank N.A.	54,727
USD	1,448,068	PLN	5,710,000	07/18/24	Morgan Stanley and Co. International PLC	27,912
USD	1,209,944	PLN	4,870,000	07/18/24	Morgan Stanley and Co. International PLC	(1,293)
USD	85,373	PLN	342,000	07/18/24	Natwest Markets PLC	313
USD	284,125	PLN	1,150,000	07/18/24	State Street Bank London	(1,896)
USD	3,962,674	RON	18,264,000	07/18/24	Barclays Bank PLC	30,763
USD	873,828	RON	4,010,000	07/18/24	HSBC Bank PLC	10,547
USD	2,151,978	RON	9,936,000	07/18/24	JPMorgan Chase Bank N.A.	12,935
USD	421,628	RON	1,960,000	07/18/24	JPMorgan Chase Bank N.A.	(324)
USD	346,154	THB	12,640,000	07/18/24	Barclays Bank PLC	1,276
USD	146,112	THB	5,380,000	07/18/24	Goldman Sachs International	(679)
USD	5,235,065	THB	191,048,448	09/18/24	Goldman Sachs International	(3,656)
USD	1,458,784	THB	53,272,000	07/18/24	HSBC Bank PLC	5,275
USD	2,817,346	THB	103,901,100	07/10/24	JPMorgan Chase Bank N.A.	(15,749)
USD	1,436,032	THB	52,440,000	07/18/24	JPMorgan Chase Bank N.A.	5,223
USD	418,556	THB	15,356,000	07/18/24	Morgan Stanley and Co. International PLC	(427)
USD	8,601,898	THB	314,469,909	09/18/24	Standard Chartered Bank	(21,150)
USD	798,460	THB	28,880,000	07/18/24	UBS AG	10,479
USD	636,012	TRY	21,640,000	07/18/24	Deutsche Bank AG	(12,884)
USD	435,000	TRY	14,720,000	07/18/24	HSBC Bank PLC	(6,394)
USD	269,374	TRY	9,302,000	07/18/24	Morgan Stanley and Co. International PLC	(9,555)
USD	1,479,898	TWD	47,714,000	07/18/24	Bank of America, N.A.	9,376
USD	805,991	TWD	26,098,000	07/18/24	Deutsche Bank AG	1,664

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	522,259	TWD	16,940,000	07/18/24	Goldman Sachs International	$177
USD	881,691	TWD	28,350,000	07/18/24	HSBC Bank PLC	7,959
USD	345,185	TWD	11,171,000	07/18/24	UBS AG	901
USD	2,598,868	UGX	10,023,834,129	09/18/24	Standard Chartered Bank	(67,325)
USD	847,567	ZAR	15,581,000	07/18/24	Bank of America, N.A.	(4,708)
USD	904,975	ZAR	16,600,000	07/18/24	Barclays Bank PLC	(3,039)
USD	14,029,706	ZAR	264,030,304	09/18/24	Citibank N.A.	(345,627)
USD	2,079,543	ZAR	38,632,000	07/18/24	Deutsche Bank AG	(33,613)
USD	768,001	ZAR	14,233,000	07/18/24	Goldman Sachs International	(10,539)
USD	411,338	ZAR	7,511,000	07/18/24	Goldman Sachs International	489
USD	525,732	ZAR	9,960,000	09/18/24	Goldman Sachs International	(16,548)
USD	215,848	ZAR	4,009,000	07/18/24	HSBC Bank PLC	(3,443)
USD	4,162,443	ZAR	78,348,000	07/12/24	HSBC Bank USA, N.A.	(125,089)
USD	1,306,262	ZAR	24,561,000	07/10/24	JPMorgan Chase Bank N.A.	(38,020)
USD	540,553	ZAR	10,070,467	07/22/24	JPMorgan Chase Bank N.A.	(10,134)
USD	1,792,823	ZAR	32,903,000	07/18/24	Morgan Stanley and Co. International PLC	(6,959)
USD	420,665	ZAR	7,640,000	07/18/24	Natwest Markets PLC	2,760
USD	1,226,598	ZAR	22,200,000	09/18/24	Standard Chartered Bank	17,902
USD	1,501,395	ZAR	27,725,000	07/18/24	State Street Bank London	(15,153)
USD	518,113	ZAR	9,412,000	07/18/24	State Street Bank London	3,280
USD	9,430,968	ZAR	175,871,732	07/18/24	The BNY Mellon	(189,154)
USD	676,456	ZAR	12,290,000	07/18/24	Toronto Dominion Bank	4,197
ZAR	15,520,000	USD	822,968	07/18/24	Barclays Bank PLC	25,970
ZAR	35,690,000	USD	1,951,011	09/18/24	Citibank N.A.	(7,842)
ZAR	22,140,000	USD	1,197,540	07/18/24	Goldman Sachs International	13,510
ZAR	44,300,000	USD	2,361,385	09/18/24	Goldman Sachs International	50,562
ZAR	8,000,000	USD	438,487	07/18/24	HSBC Bank PLC	(890)
ZAR	18,590,000	USD	998,075	07/18/24	HSBC Bank PLC	18,791
ZAR	4,580,000	USD	250,954	09/18/24	HSBC Bank PLC	(1,592)
ZAR	9,218,000	USD	485,035	07/10/24	JPMorgan Chase Bank N.A.	19,488
ZAR	1,890,000	USD	104,092	07/18/24	JPMorgan Chase Bank N.A.	(710)
ZAR	3,589,800	USD	197,333	07/22/24	JPMorgan Chase Bank N.A.	(1,031)
ZAR	56,765,000	USD	3,038,081	07/18/24	Morgan Stanley and Co. International PLC	66,945
ZAR	8,640,000	USD	476,994	07/18/24	Natwest Markets PLC	(4,389)
ZAR	7,900,000	USD	429,588	07/18/24	Natwest Markets PLC	2,540
ZAR	45,731,000	USD	2,459,552	07/18/24	State Street Bank London	41,917
ZAR	7,870,000	USD	431,184	07/18/24	State Street Bank London	(698)
ZAR	17,150,000	USD	914,217	07/18/24	The BNY Mellon	23,882
ZAR	31,570,000	USD	1,685,625	07/18/24	Toronto Dominion Bank	41,244
						$1,544,801
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Sep 2024	$2,351,258	$(5,114)
61	3-Month SONIA	Sep 2024	18,284,243	90,775
2	3-Month SONIA	Mar 2025	602,185	3,252
210	Euro BOBL	Sep 2024	26,206,871	238,263
115	Euro BUND	Sep 2024	16,222,337	168,096
112	Long Gilt Futures	Sep 2024	13,813,877	100,326
75	SOFR 90-Day	Mar 2025	17,839,687	(277,220)
118	U.S. Treasury Bond	Sep 2024	13,960,875	181,920
244	U.S. Treasury Note 10-Year	Sep 2024	26,836,187	197,390
964	U.S. Treasury Note 2-Year	Sep 2024	196,866,875	351,352
174	U.S. Treasury Note 5-Year	Sep 2024	18,544,594	96,578
431	U.S. Ultra 10-Year	Sep 2024	48,931,969	1,075
233	U.S. Ultra Bond	Sep 2024	29,205,094	299,314
				$1,446,007
Written Options
Written Futures Options
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2024
PUT— S&P 500 E-mini Futures Option Strike @ $5,000.00 Expires 08/16/2024	JPMorgan Chase Bank N.A.	1,050	$5,797,575	$(16,231)	$(10,238)
PUT— S&P 500 E-mini Futures Option Strike @ $4,900.00 Expires 09/20/2024	JPMorgan Chase Bank N.A.	1,100	6,073,650	(25,804)	(20,625)
Total Written Futures Options				$(42,035)	$(30,863)
Written Swaptions
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2024
Payer Swaption on CDX.NA.IG.42*** Strike @ 80.00% Expires 08/21/2024	Bank of America N.A.	USD	$(21,800,000)	$(9,810)	$(6,388)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Written Options—continued
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2024
Payer Swaption on CDX.NA.IG.42*** Strike @ 80.00% Expires 11/20/2024	Goldman Sachs & Co.	USD	(48,800,000)	$(69,540)	$(59,779)
Total Written Swaption				$(79,350)	$(66,167)
Total Written Options				$(121,385)	$(97,030)
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month CLICP	Semi-Annual	5.04%	Semi-Annual	05/20/26	HSBC Bank PLC	$ —	CLP	(5,307,943,327)	$32,918	$32,918
6-Month CLICP	Semi-Annual	5.04%	Semi-Annual	05/24/26	HSBC Bank PLC	—	CLP	(60,870,673)	355	355
6-Month CLICP	Semi-Annual	5.04%	Semi-Annual	06/11/26	HSBC Bank PLC	—	CLP	(2,038,071,348)	11,130	11,130
6-Month CLICP	Semi-Annual	4.99%	Semi-Annual	05/23/26	Goldman Sachs & Co.	—	CLP	(4,220,186,000)	29,460	29,459
6-Month CLICP	Semi-Annual	4.93%	Semi-Annual	06/10/26	HSBC Bank PLC	—	CLP	(5,524,246,853)	42,404	42,404
2.12%	Quarterly	7-Day CNRR	Quarterly	02/05/29	Citibank N.A.	—	CNY	(7,300,000)	9,077	9,077
2.27%	Quarterly	7-Day CNRR	Quarterly	12/29/28	Citibank N.A.	—	CNY	(10,280,000)	21,728	21,728
2.40%	Quarterly	7-Day CNRR	Quarterly	07/21/28	Standard Chartered Bank	—	CNY	(6,210,000)	17,281	17,281
BRL-CDI	At Maturity	12.15%	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(3,399,952)	—	—
9.55%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs & Co.	—	BRL	(5,019,204)	(31,900)	(31,900)
9.80%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(7,138,618)	(64,644)	(64,644)
9.84%	At Maturity	BRL-CDI	At Maturity	01/04/27	Goldman Sachs International	—	BRL	(6,142,890)	(55,830)	(55,830)
9.88%	At Maturity	BRL-CDI	At Maturity	01/02/26	Bank of America, N.A.	—	BRL	(4,538,174)	(20,840)	(20,840)
9.92%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(3,271,132)	(27,736)	(27,736)
9.95%	At Maturity	BRL-CDI	At Maturity	01/02/25	Barclays Capital	—	BRL	(11,010,721)	(13,215)	(13,215)
9.97%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(16,050,169)	(19,041)	(19,041)
10.00%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citibank N.A.	—	BRL	(38,498,324)	(39,483)	(39,483)
10.05%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(3,454,148)	(27,680)	(27,680)
10.05%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citibank N.A.	—	BRL	(6,727,177)	(53,766)	(53,766)
10.07%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citibank N.A.	—	BRL	(9,130,309)	(10,295)	(10,295)
10.08%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,669,725)	(43,750)	(43,750)
10.11%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(15,967,870)	(17,012)	(17,012)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs & Co.	—	BRL	(4,073,127)	(18,874)	(18,874)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(3,314,365)	(53,221)	(53,221)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(4,045,627)	(64,757)	(64,757)
10.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	—	BRL	(3,890,000)	(59,313)	(59,313)
10.23%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(40,970,000)	(432,019)	(432,019)
10.29%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(1,078,605)	(8,826)	(8,826)
10.33%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Bank PLC	—	BRL	(8,411,370)	(55,777)	(55,777)
10.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(4,903,343)	(36,522)	(36,522)
10.64%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs & Co.	—	BRL	(10,183,991)	(22,487)	(22,487)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
OTC — Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
10.70%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	$ —	BRL	(74,373,489)	$(134,188)	$(134,188)
10.76%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(8,260,392)	(13,946)	(13,946)
10.81%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(14,100,540)	(59,276)	(59,276)
10.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(3,621,722)	(14,277)	(14,277)
10.88%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(3,284,380)	(12,838)	(12,838)
11.04%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citigroup Global Market	—	BRL	(11,400,102)	104	104
11.07%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(6,209,175)	(19,129)	(19,129)
11.08%	At Maturity	BRL-CDI	At Maturity	07/01/25	JPMorgan Chase Bank N.A.	—	BRL	(14,967,179)	—	—
11.20%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America, N.A.	—	BRL	(4,019,270)	(28,496)	(28,496)
11.26%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(3,455,127)	(22,755)	(22,755)
11.39%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(2,418,878)	(13,510)	(13,510)
11.52%		BRL-CDI	At Maturity	01/02/29	HSBC Bank PLC	—	BRL	(27,845,115)	(136,364)	(136,364)
11.60%	At Maturity	BRL-CDI	At Maturity	01/04/27	Goldman Sachs & Co.	—	BRL	(9,086,764)	(10,332)	(10,332)
11.75%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,275,262)	(6,954)	(6,954)
12.34%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(3,677,727)	11,187	11,187
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(2,485,227)	8,704	8,704
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,290,799)	15,875	15,875
12.78%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(1,476,351)	8,993	8,993
8.03%	Quarterly	COP-IBR	Quarterly	06/14/29	HSBC Bank PLC	—	COP	(22,429,000,000)	(34,857)	(34,857)
						$ 0			$(1,474,694)	$(1,474,695)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	9.49%	Monthly	09/16/33	$—	MXN	65,623,453	$(18,845)	$(18,845)
1-Month TIIE	Monthly	8.59%	Monthly	02/24/34	—	MXN	9,000,000	26,056	26,056
1-Month TIIE	Monthly	8.29%	Monthly	06/03/33	—	MXN	18,500,000	69,459	69,459
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	116,734,200	(13,509)	(13,509)
8.29%	Monthly	1-Month TIIE	Monthly	06/03/33	(13,235)	MXN	6,050,000	(22,715)	(9,480)
8.80%	Monthly	1-Month TIIE	Monthly	03/16/29	12	MXN	22,841,286	(36,760)	(36,772)
8.83%	Monthly	1-Month TIIE	Monthly	03/20/29	8	MXN	15,159,320	(23,447)	(23,455)
8.97%	Monthly	1-Month TIIE	Monthly	03/01/30	—	MXN	93,573,000	(116,273)	(116,273)
9.23%	Monthly	1-Month TIIE	Monthly	05/02/34	13	MXN	13,632,407	(7,680)	(7,693)
9.31%	Monthly	1-Month TIIE	Monthly	04/30/29	13	MXN	23,968,177	(12,837)	(12,850)
9.51%	Monthly	1-Month TIIE	Monthly	04/17/29	6	MXN	11,671,637	(1,230)	(1,236)
9.67%	Monthly	1-Month TIIE	Monthly	04/27/29	11	MXN	19,695,673	4,756	4,745
3-Month JIBAR	Quarterly	8.19%	Quarterly	11/23/28	—	ZAR	40,430,000	(11,265)	(11,265)
8.33%	Quarterly	3-Month JIBAR	Quarterly	03/06/29	1	ZAR	37,000,000	18,032	18,031

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	$(17,314)	HUF	240,000,000	$(16,817)	$497
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(11,549)	HUF	160,000,000	(11,212)	337
6-Month BUBOR	Semi-Annual	6.23%	Annual	09/18/29	5	HUF	147,097,000	271	266
5.60%	Annual	6-Month BUBOR	Semi-Annual	02/27/29	—	HUF	618,260,000	(49,221)	(49,221)
5.61%	Annual	6-Month BUBOR	Semi-Annual	02/26/29	—	HUF	1,008,740,000	(78,690)	(78,690)
6.41%	Annual	6-Month BUBOR	Semi-Annual	09/18/34	7	HUF	147,346,859	(2,946)	(2,953)
6.91%	Annual	6-Month BUBOR	Semi-Annual	09/18/34	9	HUF	184,069,959	14,619	14,610
7.03%	Annual	6-Month BUBOR	Semi-Annual	09/26/28	—	HUF	580,000,000	40,642	40,642
6-Month EURIBOR	Semi-Annual	2.78%	Annual	09/18/29	(2,275)	EUR	330,064	704	2,980
6-Month PRIBOR	Semi-Annual	4.77%	Annual	10/06/28	(20,627)	CZK	10,620,000	(16,056)	4,571
6-Month PRIBOR	Semi-Annual	3.72%	Annual	01/25/34	—	CZK	15,280,000	9,797	9,797
6-Month PRIBOR	Semi-Annual	3.70%	Annual	01/26/34	—	CZK	15,280,000	10,731	10,731
3.07%	Annual	6-Month PRIBOR	Semi-Annual	09/18/29	46	CZK	94,892,454	(133,690)	(133,736)
3.30%	Annual	6-Month PRIBOR	Semi-Annual	09/18/29	13	CZK	27,096,114	(25,887)	(25,900)
3.31%	Annual	6-Month PRIBOR	Semi-Annual	03/11/29	—	CZK	37,000,000	(39,349)	(39,348)
3.70%	Annual	6-Month PRIBOR	Semi-Annual	01/26/34	(7,730)	CZK	10,000,000	(7,023)	707
3.83%	Annual	6-Month PRIBOR	Semi-Annual	09/18/29	4	CZK	8,706,366	809	805
3.94%	Annual	6-Month PRIBOR	Semi-Annual	05/09/29	—	CZK	24,666,415	3,495	3,495
4.05%	Annual	6-Month PRIBOR	Semi-Annual	09/18/29	6	CZK	11,440,845	5,987	5,981
4.07%	Annual	6-Month PRIBOR	Semi-Annual	11/22/28	—	CZK	31,250,000	10,255	10,255
4.17%	Annual	6-Month PRIBOR	Semi-Annual	11/21/28	—	CZK	31,250,000	15,727	15,727
4.66%	Annual	6-Month PRIBOR	Semi-Annual	06/19/27	—	CZK	106,000,000	91,613	91,613
4.71%	Annual	6-Month PRIBOR	Semi-Annual	10/09/28	—	CZK	18,316,125	26,019	26,019
4.77%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	18,316,125	27,692	27,692
4.78%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,632,250	56,008	56,008
4.79%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,085,500	55,805	55,805
6-Month WIBOR	Semi-Annual	4.83%	Annual	03/11/29	—	PLN	8,000,000	14,362	14,362
6-Month WIBOR	Semi-Annual	4.78%	Annual	10/09/28	—	PLN	4,994,850	11,399	11,399
6-Month WIBOR	Semi-Annual	4.71%	Annual	08/01/33	1,672	PLN	470,000	3,158	1,486
6-Month WIBOR	Semi-Annual	4.71%	Annual	08/01/33	14,921	PLN	2,160,000	14,515	(406)
6-Month WIBOR	Semi-Annual	4.68%	Annual	10/06/28	—	PLN	9,840,600	31,058	31,058
6-Month WIBOR	Semi-Annual	4.67%	Annual	10/06/28	—	PLN	4,994,850	16,236	16,236
6-Month WIBOR	Semi-Annual	4.65%	Annual	10/06/28	—	PLN	9,989,700	34,278	34,278
6-Month WIBOR	Semi-Annual	4.38%	Annual	01/02/29	—	PLN	1,830,000	11,353	11,353
4.67%	Annual	6-Month WIBOR	Semi-Annual	10/06/28	501	PLN	1,100,000	(3,576)	(4,077)
4.71%	Annual	6-Month WIBOR	Semi-Annual	08/01/33	538	PLN	4,840,000	(32,525)	(33,063)
4.93%	Annual	6-Month WIBOR	Semi-Annual	01/02/26	—	PLN	1,610,000	(3,802)	(3,802)
5.02%	Annual	6-Month WIBOR	Semi-Annual	09/18/29	4	PLN	1,598,000	1,346	1,342
5.26%	Annual	6-Month WIBOR	Semi-Annual	08/01/25	758	PLN	28,620,000	(38,846)	(39,604)
5.38%	Annual	6-Month WIBOR	Semi-Annual	03/11/26	—	PLN	10,000,000	(5,036)	(5,036)
1.95%	Quarterly	7-Day CNRR	Quarterly	06/21/29	—	CNY	5,220,000	845	845
2.12%	Quarterly	7-Day CNRR	Quarterly	09/18/29	12	CNY	7,880,749	9,350	9,338
2.13%	Quarterly	7-Day CNRR	Quarterly	09/18/29	12	CNY	7,944,240	9,837	9,825
2.21%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/18/29	64	THB	204,850,689	(54,923)	(54,987)
2.53%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/18/34	64	THB	125,806,961	(56,313)	(56,377)
2.54%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/18/34	74	THB	146,867,694	(61,574)	(61,648)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
2.76%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/18/34	$9	THB	17,824,426	$9	$—
									$(201,875)
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	$16,052	$(19,195)	$(3,143)
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(6,818)	$9,254	$2,436
Total OTC Credit Default Swaps							$9,234	$(9,941)	$(707)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
720,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	$74,553	$(138,185)	$(63,632)
660,000	USD	06/20/29	(5.00%)	Quarterly	General Motors Co.	5,515	(115,683)	(110,168)
1,600,000	USD	06/20/29	(1.00%)	Quarterly	Transocean, Inc.	4,177	192,750	196,927
Total Buy Protection						$84,245	$(61,118)	$23,127
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
16,366,000	USD	06/20/29	5.00%	Quarterly	CDX.NA.HY.S42**	$(3,530)	$1,032,378	$1,028,848
4,249,000	USD	06/20/29	1.00%	Quarterly	CDX.NA.IG.S42***	(6,587)	94,009	87,422
720,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	(42,740)	102,736	59,996

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Centrally Cleared Credit Default Swaps—continued
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
660,000	USD	06/20/29	5.00%	Quarterly	Ford Motor Co.	$(2,758)	$99,649	$96,891
1,600,000	USD	06/20/29	1.00%	Quarterly	Nabors Industries, Inc.	(6,848)	(270,150)	(276,998)
Total Sell Protection						$(62,463)	$1,058,622	$996,159
Total Centrally Cleared Credit Default Swaps						$21,782	$997,504	$1,019,286
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)
Daily SOFR + 1.10%	JPEIFNTR	JPMorgan Chase Bank N.A.	08/02/24	Quarterly	$3,011,000	$(3,011,000)	$2,959,646	$(51,354)

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $372,782 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
RSD	—	Serbia Dinar
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Abbreviations
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	CREST Depository Interest
CLICP	—	Chilean Average Chamber Index
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	35.1
Sovereign Debt Obligations	33.0
Bank Loans	13.5
Mortgage Backed Securities - Private Issuers	5.8
Asset Backed Securities	4.7
Convertible Debt	0.8
U.S. Government and Agency Obligations	0.6
OTC Total Return Swap	0.2
Forward Foreign Currency Contracts	0.1
Futures Contracts	0.1
Preferred Stock	0.1
Common Stocks	0.0*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*
Purchased Currency Options	0.0*
Purchased Swaptions	0.0*
Purchased Futures Options	0.0*
Centrally Cleared Credit Default Swaps	0.0*
OTC Credit Default Swaps	0.0*
Written Futures Options	0.0*
Written Swaptions	0.0*
Centrally Cleared Interest Rate Swaps	0.0*
OTC Interest Rate Swaps	(0.1)
Short-Term Investments	3.0
Other Assets and Liabilities (net)	3.1
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 96.1%
	Asset Backed Securities — 22.5%
500,000	AIMCO CLO, Series 2017-AA, Class AR, 6.64% (3 mo. USD Term SOFR + 1.31%), due 04/20/34(b) 144A	500,446
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/15/30	253,296
150,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, due 02/18/28	150,044
127,297	AMMC CLO 22 Ltd., Series 2018-22A, Class A, 6.62% (3 mo. USD Term SOFR + 1.29%), due 04/25/31(b) 144A	127,411
200,000	BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, due 11/15/28	200,000
250,000	Bain Capital CLO Ltd., Series 2024-1A, Class A1, 6.87% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	252,278
250,000	Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 6.23% (SOFR 30-day average + 0.90%), due 08/15/28(b)	251,524
250,000	Barings CLO Ltd., Series 2024-1A, Class A, 6.90% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	251,174
250,000	Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class AR, 6.50% (3 mo. USD Term SOFR + 1.18%), due 01/15/33(b) 144A	249,968
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	60,213
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	99,426
250,000	Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, due 12/08/27	249,865
100,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11%, due 04/17/28 144A	99,743
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	97,228
246,901	Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, 6.47% (3 mo. USD Term SOFR + 1.15%), due 08/15/31(b) 144A	247,100
223,948	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	224,173
234,881	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	222,503
377,716	Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 6.53% (3 mo. USD Term SOFR + 1.21%), due 04/17/31(b) 144A	378,112
200,000	Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, due 12/15/26	199,773
100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	99,631
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	248,790
250,000	GM Financial Automobile Leasing Trust, Series 2022-1, Class C, 2.64%, due 02/20/26	249,531
75,000	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	75,263
250,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A4, 0.73%, due 08/16/27	238,321
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	273,977
172,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	173,704
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	99,825
97,812	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	98,494
100,000	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 05/21/29 144A	99,525
212,672	HPEFS Equipment Trust, Series 2022-2A, Class A3, 3.76%, due 09/20/29 144A	211,516
100,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	100,278
300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 6.86% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	301,275
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	352,360
45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	44,869
100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	100,427
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
170,000	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	167,979
271,199	Magnetite XII Ltd., Series 2015-12A, Class AR4, 6.48% (3 mo. USD Term SOFR + 1.15%), due 10/15/31(b) 144A	271,402
239,931	Magnetite XXIX Ltd., Series 2021-29A, Class A, 6.58% (3 mo. USD Term SOFR + 1.25%), due 01/15/34(b) 144A	240,153
60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	60,215
142,551	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	142,495
85,144	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	77,944
455,423	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	412,165
100,000	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	100,455
249,676	Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 6.58% (3 mo. USD Term SOFR + 1.25%), due 01/20/32(b) 144A	250,143
100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	99,518
300,000	Oaktree CLO Ltd., Series 2022-2A, Class A1R, 6.88% (3 mo. USD Term SOFR + 1.55%), due 07/15/33(b) 144A	300,205
234,438	Octagon Loan Funding Ltd., Series 2014-1A, Class ARR, 6.77% (3 mo. USD Term SOFR + 1.44%), due 11/18/31(b) 144A	234,706
135,469	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 6.39% (3 mo. USD Term SOFR + 1.06%), due 07/20/29(b) 144A	135,503
250,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 6.99% (3 mo. USD Term SOFR + 1.66%), due 07/20/29(b) 144A	250,339
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	221,278
250,000	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	251,276
67,875	Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49%, due 11/16/26	67,748
118,195	Santander Drive Auto Receivables Trust, Series 2023-6, Class A2, 6.08%, due 05/17/27	118,401
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	99,622
250,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91%, due 06/15/27	250,101
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, due 03/15/27 144A	99,957
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	253,026
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26 144A	249,852
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	250,429
100,000	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	99,418
190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	189,915
150,000	Verizon Master Trust, Series 2024-5, Class A, 5.00%, due 06/21/32 144A	149,502
		11,925,810
	Bank Loans — 4.6%
198,469	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 9.19% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	197,961
99,749	Applied Systems, Inc., 2024 1st Lien Term Loan, 8.83% (3 mo. USD Term SOFR + 3.50%), due 02/24/31(b)	100,622
77,365	Carnival Corp., 2024 Term Loan B1, 8.09% (1 mo. USD Term SOFR + 2.75%), due 10/18/28(b)	77,800
99,225	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.08% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	99,326
99,443	Elanco Animal Health, Inc., Term Loan B, 7.18% (1 mo. USD Term SOFR + 1.75%), due 08/01/27(b)	99,228

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
150,000	GTCR W Merger Sub LLC, USD Term Loan B, 8.33% (3 mo. USD Term SOFR + 3.00%), due 01/31/31(b)	150,281
100,000	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 7.10% (1 mo. USD Term SOFR + 1.75%), due 11/08/30(b)	100,188
135,599	Medline Borrower LP, 2024 Term Loan B, 8.09% (1 mo. USD Term SOFR + 2.75%), due 10/23/28(b)	136,075
80,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 10.74% (3 mo. USD Term SOFR + 5.25%), due 06/21/27(b)	81,735
99,235	Polaris Newco LLC, USD Term Loan B, 9.59% (3 mo. USD Term SOFR + 4.00%), due 06/02/28(b)	99,302
39,588	Proampac PG Borrower LLC, 2024 Term Loan, 9.32% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	39,718
59,912	Proampac PG Borrower LLC, 2024 Term Loan, 9.33% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	60,109
99,251	Roper Industrial Products Investment Co. LLC, USD Term Loan, 8.58% (3 mo. USD Term SOFR + 3.25%), due 11/22/29(b)	99,768
198,974	SBA Senior Finance II LLC, 2024 Term Loan B, 7.35% (1 mo. USD Term SOFR + 2.00%), due 01/25/31(b)	199,396
99,094	Sophia LP, 2024 Term Loan B, 8.94% (1 mo. USD Term SOFR + 3.50%), due 10/09/29(b)	99,662
98,997	Southwire Co., 2018 Term Loan B, 7.19% (1 mo. USD Term SOFR + 1.75%), due 05/19/25(b)	99,038
132,275	Titan Acquisition Ltd., 2024 Term Loan B, 10.33% (6 mo. USD Term SOFR + 5.00%), due 02/15/29(b)	132,771
199,497	TransDigm, Inc., 2024 Term Loan I, 8.08% (3 mo. USD Term SOFR + 2.75%), due 08/24/28(b)	200,100
199,491	UKG, Inc., 2024 Term Loan B, 8.58% (1 mo. USD Term SOFR + 3.25%), due 02/10/31(b)	200,468
149,625	United Airlines, Inc., 2024 Term Loan B, 8.09% (1 mo. USD Term SOFR + 2.75%), due 02/22/31(b)	150,199
		2,423,747
	Corporate Debt — 39.4%
26,000	7-Eleven, Inc., 0.95%, due 02/10/26 144A	24,219
16,000	AbbVie, Inc., 4.80%, due 03/15/27	15,932
23,000	AbbVie, Inc., 4.80%, due 03/15/29	22,916
49,000	AEP Texas, Inc., 3.85%, due 10/01/25 144A	47,843
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	141,359
28,000	AES Corp., 5.45%, due 06/01/28	27,947
28,000	Aflac, Inc., 1.13%, due 03/15/26	26,153
5,000	AGCO Corp., 5.45%, due 03/21/27	5,013
48,000	Alabama Power Co., 3.75%, due 09/01/27	46,286
19,000	Albemarle Corp., 4.65%, due 06/01/27	18,702
150,000	Allstate Corp., 5.05%, due 06/24/29	149,388
23,000	Ameren Corp., 5.70%, due 12/01/26	23,190
12,000	Ameren Illinois Co., 3.80%, due 05/15/28	11,513
130,400	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	121,140
29,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	28,852
14,000	American Express Co., 4.99% (SOFR + 1.00%), due 05/01/26(b)	13,922
7,000	American Express Co., 5.10% (SOFR + 1.00%), due 02/16/28(b)	6,970
23,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	23,033
20,000	American Express Co., 5.65% (SOFR + 0.75%), due 04/23/27(b)	20,084
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
13,000	American Honda Finance Corp., 1.30%, due 09/09/26	11,984
18,000	American Honda Finance Corp., 5.80%, due 10/03/25	18,096
200,000	American Tower Corp., 2.75%, due 01/15/27	187,708
25,000	American Tower Corp., 3.65%, due 03/15/27	23,950
7,000	American Tower Corp., 5.25%, due 07/15/28	6,988
17,000	Ameriprise Financial, Inc., 3.00%, due 04/02/25	16,673
34,000	Amgen, Inc., 5.15%, due 03/02/28	34,001
44,000	Amgen, Inc., 5.25%, due 03/02/25	43,918
17,000	Analog Devices, Inc., 2.95%, due 04/01/25	16,697
7,000	Aon North America, Inc., 5.13%, due 03/01/27	6,991
14,000	Aon North America, Inc., 5.15%, due 03/01/29	13,966
19,000	Aquarion Co., 4.00%, due 08/15/24 144A	18,936
153,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	152,151
38,000	AT&T, Inc., 1.70%, due 03/25/26	35,686
24,000	Athene Global Funding, 5.68%, due 02/23/26 144A	24,067
29,000	Avangrid, Inc., 3.20%, due 04/15/25	28,401
20,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	20,686
34,000	Avnet, Inc., 6.25%, due 03/15/28	34,918
200,000	Avolon Holdings Funding Ltd., 2.13%, due 02/21/26 144A	188,085
27,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	24,297
25,000	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 2.06%, due 12/15/26	23,210
250,000	Bank of America Corp., 1.32% (SOFR + 1.15%), due 06/19/26(b)	239,589
13,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	12,193
46,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	42,647
34,000	Bank of America Corp., 2.02% (3 mo. USD Term SOFR + 0.90%), due 02/13/26(b)	33,228
8,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	7,525
7,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	6,707
22,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	21,479
24,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	23,968
300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	303,298
44,000	Bank of Montreal, 5.30%, due 06/05/26	43,979
14,000	Bank of New York Mellon Corp., 4.41% (SOFR + 1.35%), due 07/24/26(b)	13,846
19,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	18,890
11,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)	10,937
32,000	Bank of Nova Scotia, 1.45%, due 01/10/25	31,313
19,000	Bank of Nova Scotia, 3.45%, due 04/11/25	18,690
31,000	Becton Dickinson & Co., 4.69%, due 02/13/28	30,567
30,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	30,057
24,000	Black Hills Corp., 1.04%, due 08/23/24	23,827
14,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	12,243
8,000	Blackstone Holdings Finance Co. LLC, 2.50%, due 01/10/30 144A	6,994
23,000	Blackstone Holdings Finance Co. LLC, 5.90%, due 11/03/27 144A	23,473
12,000	Blue Owl Credit Income Corp., 7.75%, due 09/16/27	12,335
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	25,800
50,000	Boeing Co., 6.26%, due 05/01/27 144A	50,357
204,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	192,265
5,000	Booz Allen Hamilton, Inc., 4.00%, due 07/01/29 144A	4,687
200,000	Boston Properties LP, 2.75%, due 10/01/26	186,698
27,000	Boston Scientific Corp., 1.90%, due 06/01/25	26,125

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
11,000	Bristol-Myers Squibb Co., 4.90%, due 02/22/29	10,981
55,978	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	52,359
32,000	Broadcom, Inc., 3.46%, due 09/15/26	30,810
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	193,881
40,000	Bunge Ltd. Finance Corp., 1.63%, due 08/17/25	38,269
40,000	Canadian Natural Resources Ltd., 2.05%, due 07/15/25	38,533
21,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	19,261
24,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)	23,898
23,000	Capital One Financial Corp., 5.70% (SOFR + 1.91%), due 02/01/30(b)(c)	23,115
10,000	Cardinal Health, Inc., 5.13%, due 02/15/29	9,978
15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,496
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,271
17,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	17,686
8,000	Cigna Group, 1.25%, due 03/15/26	7,473
19,000	Cigna Group, 5.00%, due 05/15/29	18,926
95,000	Cisco Systems, Inc., 4.80%, due 02/26/27	94,765
210,000	Citigroup, Inc., 1.46% (SOFR + 0.77%), due 06/09/27(b)	194,705
250,000	Citigroup, Inc., 5.61% (SOFR + 1.55%), due 09/29/26(b)	249,933
10,000	CNH Industrial Capital LLC, 5.10%, due 04/20/29	9,963
50,000	Coca-Cola Consolidated, Inc., 5.25%, due 06/01/29	50,241
21,000	Comcast Corp., 4.55%, due 01/15/29	20,675
7,000	Concentrix Corp., 6.60%, due 08/02/28	7,088
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	14,831
23,000	Consumers Energy Co., 4.90%, due 02/15/29	22,904
250,000	Consumers Securitization Funding LLC, 5.55%, due 03/01/28	250,071
25,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	23,934
36,000	Corebridge Global Funding, 0.90%, due 09/22/25 144A	34,028
150,000	Crown Castle, Inc., 5.60%, due 06/01/29	151,327
19,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	18,341
175,000	CVS Health Corp., 1.30%, due 08/21/27	155,096
35,000	CVS Health Corp., 5.40%, due 06/01/29	35,054
11,494	Delta Air Lines Pass-Through Trust, 2.50%, due 12/10/29	10,449
150,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25 144A	148,212
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	14,941
15,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	15,008
17,000	Discover Financial Services, 3.95%, due 11/06/24	16,893
31,000	DTE Energy Co., 4.22%, due 11/01/24(d)	30,823
18,000	DTE Energy Co., 5.10%, due 03/01/29	17,859
125,000	Duke Energy Corp., 2.65%, due 09/01/26	118,204
126,073	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	119,086
33,000	Ecolab, Inc., 1.65%, due 02/01/27	30,361
250,000	Edison International, 5.45%, due 06/15/29	250,004
24,000	EIDP, Inc., 4.50%, due 05/15/26	23,670
41,000	Element Fleet Management Corp., 3.85%, due 06/15/25 144A	40,214
113,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	113,312
31,000	Elevance Health, Inc., 3.50%, due 08/15/24	30,906
150,000	Energy Transfer LP, 5.55%, due 02/15/28	151,330
23,000	Entergy Corp., 0.90%, due 09/15/25	21,770
33,000	Equinix, Inc., 1.25%, due 07/15/25	31,541
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	19,955
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	181,875
20,000	Eversource Energy, 2.90%, due 03/01/27	18,798
31,000	Eversource Energy, 4.75%, due 05/15/26	30,607
9,000	Exelon Corp., 5.15%, due 03/15/29	8,969
200,000	Extra Space Storage LP, 3.88%, due 12/15/27	190,908
22,000	FedEx Corp., 3.25%, due 04/01/26	21,252
175,000	Fiserv, Inc., 3.20%, due 07/01/26	167,977
8,000	Fiserv, Inc., 5.15%, due 03/15/27	8,007
30,000	Fiserv, Inc., 5.45%, due 03/02/28	30,283
100,000	Flex Ltd., 6.00%, due 01/15/28	101,361
200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	193,642
20,000	GATX Corp., 5.40%, due 03/15/27	20,025
100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	100,075
22,000	General Motors Financial Co., Inc., 3.80%, due 04/07/25	21,672
28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	27,860
10,000	General Motors Financial Co., Inc., 5.35%, due 07/15/27	9,975
19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	18,967
10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,003
24,000	Georgia Power Co., 5.00%, due 02/23/27	23,933
35,000	Georgia-Pacific LLC, 1.75%, due 09/30/25 144A	33,501
18,000	Global Payments, Inc., 1.20%, due 03/01/26	16,762
7,000	Goldman Sachs Bank USA, 5.28% (SOFR + 0.78%), due 03/18/27(b)	6,980
3,000	Goldman Sachs Bank USA, 5.41% (SOFR + 0.75%), due 05/21/27(b)	2,996
218,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	203,373
5,000	Goldman Sachs Group, Inc., 5.73% (SOFR + 1.27%), due 04/25/30(b)	5,090
350,000	Goldman Sachs Group, Inc., 5.80% (SOFR + 1.08%), due 08/10/26(b)	350,237
16,000	Goldman Sachs Group, Inc., 5.84% (SOFR + 0.49%), due 10/21/24(b)	16,002
5,000	Goldman Sachs Group, Inc., 6.48% (SOFR + 1.77%), due 10/24/29(b)	5,221
17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	16,711
116,000	HEICO Corp., 5.25%, due 08/01/28	116,220
20,000	Home Depot, Inc., 4.88%, due 06/25/27	19,965
35,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	32,825
15,000	HP, Inc., 2.20%, due 06/17/25	14,508
30,000	Humana, Inc., 5.75%, due 03/01/28	30,527
100,000	Hyatt Hotels Corp., 5.25%, due 06/30/29	99,209
31,000	Hyundai Capital America, 1.30%, due 01/08/26 144A	29,102
11,000	Hyundai Capital America, 5.65%, due 06/26/26 144A	11,031
12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,100
21,000	Hyundai Capital America, 6.25%, due 11/03/25 144A	21,167
100,000	Infor, Inc., 1.75%, due 07/15/25 144A	95,906
15,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	15,034
24,000	Interstate Power & Light Co., 3.25%, due 12/01/24	23,767
200,000	IQVIA, Inc., 5.70%, due 05/15/28	202,406
13,000	John Deere Capital Corp., 2.35%, due 03/08/27	12,160
234,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	214,972
38,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	35,475
26,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	23,135
57,000	JPMorgan Chase & Co., 2.08% (SOFR + 1.85%), due 04/22/26(b)	55,363

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
7,000	JPMorgan Chase & Co., 2.30% (SOFR + 1.16%), due 10/15/25(b)	6,930
10,000	JPMorgan Chase & Co., 2.60% (SOFR + 0.92%), due 02/24/26(b)	9,803
30,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	28,263
37,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	35,004
5,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.51%), due 01/29/27(b)	4,886
23,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	22,828
30,000	JPMorgan Chase & Co., 5.04% (SOFR + 1.19%), due 01/23/28(b)	29,843
12,000	JPMorgan Chase & Co., 5.30% (SOFR + 1.45%), due 07/24/29(b)	12,043
228,000	JPMorgan Chase & Co., 5.55% (SOFR + 1.07%), due 12/15/25(b)	227,795
40,000	JPMorgan Chase & Co., 5.57% (SOFR + 0.93%), due 04/22/28(b)	40,332
330,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	335,846
4,000	Keurig Dr Pepper, Inc., 5.05%, due 03/15/29	3,995
28,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	25,828
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	95,576
50,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	46,124
8,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	7,772
50,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	50,283
150,000	Lennox International, Inc., 5.50%, due 09/15/28	151,749
14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,064
240,000	Lloyds Banking Group PLC, 4.72% (1 yr. CMT + 1.75%), due 08/11/26(b)	237,290
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	199,646
200,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/07/27(b)	201,246
15,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	14,316
150,000	LPL Holdings, Inc., 5.70%, due 05/20/27	150,647
24,000	Main Street Capital Corp., 6.95%, due 03/01/29	24,278
3,000	Marriott International, Inc., 4.88%, due 05/15/29	2,963
150,000	Marriott International, Inc., 5.55%, due 10/15/28	152,038
150,000	Metropolitan Life Global Funding I, 4.40%, due 06/30/27 144A	147,456
18,600	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 06/20/27 144A	18,652
6,000	Mondelez International, Inc., 4.75%, due 02/20/29	5,930
12,000	Morgan Stanley, 0.99% (SOFR + 0.72%), due 12/10/26(b)	11,225
235,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	217,297
31,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	28,913
26,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	24,249
12,000	Morgan Stanley, 2.72% (SOFR + 1.15%), due 07/22/25(b)	11,978
18,000	Morgan Stanley, 3.13%, due 07/27/26	17,213
200,000	Morgan Stanley, 4.68% (SOFR + 1.67%), due 07/17/26(b)	198,083
19,000	Morgan Stanley, 5.12% (SOFR + 1.73%), due 02/01/29(b)	18,930
24,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	23,927
200,000	Morgan Stanley, 5.66% (SOFR + 1.26%), due 04/18/30(b)	203,435
19,000	Morgan Stanley, 6.30% (SOFR + 2.24%), due 10/18/28(b)(c)	19,610
28,000	Morgan Stanley, 6.41% (SOFR + 1.83%), due 11/01/29(b)	29,221
7,000	Motorola Solutions, Inc., 4.00%, due 09/01/24	6,971
29,000	National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24	28,604
24,000	National Rural Utilities Cooperative Finance Corp., 1.88%, due 02/07/25	23,475
13,000	National Rural Utilities Cooperative Finance Corp., 4.85%, due 02/07/29	12,927
23,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	23,212
100,000	New York Life Global Funding, 4.85%, due 01/09/28 144A	99,355
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
18,000	New York State Electric & Gas Corp., 5.65%, due 08/15/28 144A	18,294
21,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	19,353
22,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	19,459
19,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	18,696
12,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	11,889
125,000	NextEra Energy Operating Partners LP, 7.25%, due 01/15/29 144A	128,279
23,000	Niagara Mohawk Power Corp., 1.96%, due 06/27/30 144A	19,138
33,000	NiSource, Inc., 0.95%, due 08/15/25	31,353
150,000	NiSource, Inc., 5.20%, due 07/01/29	149,454
20,000	Nucor Corp., 2.00%, due 06/01/25	19,360
200,000	Nutrien Ltd., 3.00%, due 04/01/25	196,091
7,000	Nutrien Ltd., 4.90%, due 03/27/28	6,921
151,000	Nutrien Ltd., 5.20%, due 06/21/27	150,874
50,000	OGE Energy Corp., 5.45%, due 05/15/29	50,400
40,000	Old Republic International Corp., 4.88%, due 10/01/24	39,881
28,000	ONE Gas, Inc., 5.10%, due 04/01/29	28,084
33,000	Oracle Corp., 1.65%, due 03/25/26	30,949
19,000	Oracle Corp., 2.50%, due 04/01/25	18,566
32,000	Oracle Corp., 2.65%, due 07/15/26	30,335
21,000	Ovintiv, Inc., 5.38%, due 01/01/26	20,905
150,000	Pacific Gas & Electric Co., 5.55%, due 05/15/29	150,398
25,000	Pacific Life Global Funding II, 1.20%, due 06/24/25 144A	23,991
18,000	Pacific Life Global Funding II, 1.38%, due 04/14/26 144A	16,820
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	145,978
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, due 01/12/27 144A	26,959
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	30,737
135,000	Pepsico Singapore Financing I Pte. Ltd., 5.93% (SOFR + 0.56%), due 02/16/27(b)	135,400
125,000	Petroleos Mexicanos, 6.50%, due 03/13/27	119,186
200,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	197,515
9,000	Philip Morris International, Inc., 4.88%, due 02/13/29	8,903
21,000	Phillips 66, 3.85%, due 04/09/25	20,727
33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	30,963
100,000	PNC Financial Services Group, Inc., 5.30% (SOFR + 1.34%), due 01/21/28(b)	99,886
18,000	PNC Financial Services Group, Inc., 5.49% (SOFR + 1.20%), due 05/14/30(b)	18,104
180,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	184,419
21,000	Principal Life Global Funding II, 5.10%, due 01/25/29 144A	20,887
16,000	Prologis LP, 4.88%, due 06/15/28	15,928
5,000	Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 04/01/29 144A	5,005
235,000	Prudential Insurance Co. of America, 8.30%, due 07/01/25 144A	240,151
23,000	Public Service Enterprise Group, Inc., 0.80%, due 08/15/25	21,845
11,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	11,194
100,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	102,320
150,000	Regal Rexnord Corp., 6.05%, due 02/15/26	150,444
36,000	Republic Services, Inc., 2.50%, due 08/15/24	35,848
20,000	Rogers Communications, Inc., 5.00%, due 02/15/29	19,757
28,000	Ross Stores, Inc., 4.60%, due 04/15/25	27,851
21,000	Royal Bank of Canada, 1.15%, due 07/14/26	19,361
32,000	Royal Bank of Canada, 1.60%, due 01/21/25	31,297
14,000	Royal Bank of Canada, 4.95%, due 02/01/29	13,939

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
30,000	Royal Bank of Canada, 5.20%, due 07/20/26	29,969
125,000	RTX Corp., 5.75%, due 11/08/26	126,368
22,000	Ryder System, Inc., 5.25%, due 06/01/28	22,053
16,000	Ryder System, Inc., 5.38%, due 03/15/29	16,068
7,000	Ryder System, Inc., 5.50%, due 06/01/29	7,068
33,000	S&P Global, Inc., 2.45%, due 03/01/27	30,863
26,000	S&P Global, Inc., 2.70%, due 03/01/29	23,577
7,000	Sempra, 5.40%, due 08/01/26	6,996
31,000	Sixth Street Specialty Lending, Inc., 3.88%, due 11/01/24	30,774
25,000	Smith & Nephew PLC, 5.15%, due 03/20/27	24,922
25,000	Solventum Corp., 5.45%, due 02/25/27 144A	24,981
250,000	Southern California Gas Co., 2.95%, due 04/15/27	235,470
8,000	Southern Co., 5.50%, due 03/15/29	8,108
27,000	Southern Co. Gas Capital Corp., 3.25%, due 06/15/26	25,939
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	191,642
24,000	Sprint Capital Corp., 6.88%, due 11/15/28	25,460
150,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	149,353
27,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	27,851
22,000	State Street Corp., 5.68% (SOFR + 1.48%), due 11/21/29(b)	22,517
12,000	Stryker Corp., 3.65%, due 03/07/28	11,445
32,000	Sumitomo Mitsui Trust Bank Ltd., 0.80%, due 09/16/24 144A	31,665
200,000	Suntory Holdings Ltd., 2.25%, due 10/16/24 144A	197,930
31,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	30,498
18,000	Tampa Electric Co., 4.90%, due 03/01/29	17,866
100,000	Targa Resources Corp., 6.15%, due 03/01/29	103,253
12,000	T-Mobile USA, Inc., 2.25%, due 02/15/26	11,405
175,000	T-Mobile USA, Inc., 2.63%, due 04/15/26	166,596
29,000	T-Mobile USA, Inc., 3.75%, due 04/15/27	27,879
16,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	15,898
29,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	28,034
42,000	Toronto-Dominion Bank, 1.15%, due 06/12/25	40,352
32,000	Toronto-Dominion Bank, 1.45%, due 01/10/25	31,314
31,000	Toronto-Dominion Bank, 3.77%, due 06/06/25	30,506
20,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	19,899
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,127
25,000	Toyota Motor Credit Corp., Series B, 5.00%, due 03/19/27	25,006
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,219
24,000	Trans-Allegheny Interstate Line Co., 3.85%, due 06/01/25 144A	23,561
20,000	TransCanada PipeLines Ltd., 1.00%, due 10/12/24	19,728
18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	16,747
22,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)	19,265
17,000	Truist Financial Corp., 4.26% (SOFR + 1.46%), due 07/28/26(b)	16,725
28,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)(c)	27,933
35,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	37,174
7,000	Tyson Foods, Inc., 5.40%, due 03/15/29	7,012
4,384	U.S. Airways Pass-Through Trust, 5.90%, due 04/01/26	4,381
220,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	203,456
119,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	119,343
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
16,000	U.S. Bancorp, 5.78% (SOFR + 2.02%), due 06/12/29(b)	16,247
400,000	UBS Group AG, 4.49% (1 yr. CMT + 1.55%), due 05/12/26(b) 144A	395,356
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	240,540
4,958	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	4,978
23,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	21,630
250,000	Ventas Realty LP, 3.85%, due 04/01/27	240,453
50,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	45,569
232,000	Veralto Corp., 5.50%, due 09/18/26 144A	232,101
31,000	Verizon Communications, Inc., 0.85%, due 11/20/25	29,152
100,000	Verizon Communications, Inc., 2.10%, due 03/22/28	89,955
37,000	Viatris, Inc., 1.65%, due 06/22/25	35,569
150,000	VICI Properties LP, 4.75%, due 02/15/28	146,638
24,000	VMware LLC, 1.00%, due 08/15/24	23,854
28,000	VMware LLC, 1.40%, due 08/15/26	25,788
127,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	120,606
115,000	Waste Management, Inc., 4.95%, due 07/03/27(e)	114,863
250,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 3.75%, due 09/17/24 144A	248,150
40,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	39,585
5,000	WEC Energy Group, Inc., 5.00%, due 09/27/25	4,969
7,000	WEC Energy Group, Inc., 5.15%, due 10/01/27	6,983
250,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	251,022
10,000	Wells Fargo & Co., 2.16% (3 mo. USD Term SOFR + 1.01%), due 02/11/26(b)	9,785
6,000	Wells Fargo & Co., 2.19% (SOFR + 2.00%), due 04/30/26(b)	5,827
25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	22,183
222,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	211,793
106,000	Wells Fargo & Co., 4.54% (SOFR + 1.56%), due 08/15/26(b)	104,714
12,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	12,111
200,000	Westpac Banking Corp., 5.54%, due 11/17/28	204,646
15,000	Workday, Inc., 3.50%, due 04/01/27	14,354
196,000	WRKCo, Inc., 3.75%, due 03/15/25	193,297
21,000	Zoetis, Inc., 5.40%, due 11/14/25	20,991
		20,877,003
	Mortgage Backed Securities - Private Issuers — 8.7%
100,000	BMP, Series 2024-MF23, Class A, 6.70% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	99,475
188,636	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.29% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	186,549
140,782	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 6.13% (1 mo. USD Term SOFR + 0.08%), due 10/15/38(b) 144A	139,383
100,000	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 6.97% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	99,928
183,407	BX Trust, Series 2021-RISE, Class A, 6.19% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	181,369
200,000	BX Trust, Series 2022-LBA6, Class A, 6.33% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	197,920
200,000	BX Trust, Series 2022-VAMF, Class A, 6.18% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	197,416
135,000	BX Trust, Series 2024-BIO, Class A, 6.97% (1 mo. USD Term SOFR + 1.64%), due 02/15/41(b) 144A	134,727

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
175,000	BX Trust, Series 2024-PALM, Class A, 6.84% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	174,487
142,544	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3, 3.44%, due 04/14/50	135,525
50,000	COMM Mortgage Trust, Series 2015-CR26, Class A4, 3.63%, due 10/10/48	48,499
309,765	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 5.95% (SOFR 30-day average + 0.61%), due 09/25/36(b)	307,983
331,498	Government National Mortgage Association REMICS, Series 2016-H07, Class FK, 6.44% (1 mo. USD Term SOFR + 1.11%), due 03/20/66(b)	332,310
393,139	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 6.11% (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	393,224
112,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	110,632
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4, 3.49%, due 01/15/48	197,875
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, due 10/15/48	245,315
196,594	Life Mortgage Trust, Series 2021-BMR, Class A, 6.14% (1 mo. USD Term SOFR + 0.81%), due 03/15/38(b) 144A	193,184
182,323	MHP Trust, Series 2022-MHIL, Class A, 6.14% (1 mo. USD Term SOFR + 0.81%), due 01/15/27(b) 144A	179,964
400,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 6.33% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	395,331
140,000	THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, due 12/10/34(f) 144A	142,126
154,315	TTAN, Series 2021-MHC, Class A, 6.29% (1 mo. USD Term SOFR + 0.96%), due 03/15/38(b) 144A	153,196
115,158	WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, due 08/15/47	114,626
250,000	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.63%, due 11/15/47	247,544
		4,608,588
	Mortgage Backed Securities - U.S. Government Agency Obligations — 5.6%
387,874	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	369,539
147,198	Federal Home Loan Mortgage Corp., Pool # G18622, 2.50%, due 12/01/31	137,444
127,883	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	120,851
449,797	Federal Home Loan Mortgage Corp., Pool # SB1024, 3.50%, due 02/01/34	431,761
264,095	Federal Home Loan Mortgage Corp., Pool # SB1162, 3.00%, due 04/01/37	250,312
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, ClassA2, 2.85%, due 03/25/26	96,145
141,079	Federal National Mortgage Association, Pool # AL8943, 2.92%, due 10/01/25(f)	137,708
131,636	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	127,236
75,000	Federal National Mortgage Association, Pool # BL0240, 3.54%, due 11/01/25	73,175
170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	164,351
413,057	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	390,586
235,490	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	230,025
116,399	Federal National Mortgage Association, Pool # MA3984, 2.50%, due 04/01/35	105,995
202,990	Federal National Mortgage Association, Pool # MA4637, 3.00%, due 06/01/32	191,839
152,995	Federal National Mortgage Association-ACES, Series 2017-M1, ClassA2, 2.50%, due 10/25/26(f)	144,692
		2,971,659
	U.S. Government and Agency Obligations — 15.3%
700,000	U.S. Treasury Notes, 3.88%, due 11/30/27	686,779
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2024 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
600,000	U.S. Treasury Notes, 4.00%, due 01/15/27	591,363
1,215,000	U.S. Treasury Notes, 4.13%, due 07/31/28	1,202,304
86,000	U.S. Treasury Notes, 4.25%, due 06/30/29(e)	85,647
1,000,000	U.S. Treasury Notes, 4.38%, due 11/30/28	1,000,020
61,000	U.S. Treasury Notes, 4.50%, due 05/31/29	61,424
978,000	U.S. Treasury Notes, 4.63%, due 06/30/26(e)	976,262
865,000	U.S. Treasury Notes, 4.63%, due 10/15/26	864,358
2,531,000	U.S. Treasury Notes, 4.63%, due 06/15/27	2,538,415
59,000	U.S. Treasury Notes, 4.88%, due 05/31/26	59,125
		8,065,697
	TOTAL DEBT OBLIGATIONS (COST $50,695,073)	50,872,504
	SHORT-TERM INVESTMENT — 0.1%
	Mutual Fund - Securities Lending Collateral — 0.1%
73,575	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(g)(h)	73,575
	TOTAL SHORT-TERM INVESTMENT (COST $73,575)	73,575
	TOTAL INVESTMENTS — 96.2% (Cost $50,768,648)	50,946,079
	Other Assets and Liabilities (net) — 3.8%	2,023,564
	NET ASSETS — 100.0%	$52,969,643

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2024.
(c)	All or a portion of this security is out on loan.
(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(e)	When-issued security.
(f)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	The rate disclosed is the 7-day net yield as of June 30, 2024.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $13,691,363 which represents 25.8% of net assets.

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
28	U.S. Treasury Note 2-Year	Sep 2024	$5,718,125	$17,884
1	U.S. Ultra 10-Year	Sep 2024	113,531	1,107
				$18,991
Sales
15	U.S. Treasury Note 5-Year	Sep 2024	$1,598,672	$(11,387)

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
SOFR	—	Secured Overnight Financing Rate
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	39.4
Asset Backed Securities	22.5
U.S. Government and Agency Obligations	15.3
Mortgage Backed Securities - Private Issuers	8.7
Mortgage Backed Securities - U.S. Government Agency Obligations	5.6
Bank Loans	4.6
Futures Contracts	0.0*
Short-Term Investment	0.1
Other Assets and Liabilities (net)	3.8
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed, Emerging Markets and Global Low Volatility is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2024, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in each of the Funds except Short Duration Fixed.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Fixed income securities are valued using at a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended June 30, 2024, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2024 in valuing the assets and liabilities of the Funds for which fair valuation was used:
Small/Mid Cap
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Basic Materials	$31,665,874	$—	$—	$31,665,874
Communications	36,695,028	—	—	36,695,028
Consumer, Cyclical	255,060,354	—	0*	255,060,354
Consumer, Non-cyclical	381,653,807	—	—	381,653,807
Energy	87,087,064	—	—	87,087,064
Financial	273,475,781	—	—	273,475,781
Government	1,745,070	—	—	1,745,070
Industrial	318,511,450	—	—	318,511,450
Technology	174,528,449	—	—	174,528,449
Utilities	33,700,493	—	—	33,700,493
Total Common Stocks	1,594,123,370	—	—	1,594,123,370
Short-Term Investment
Mutual Fund - Securities Lending Collateral	6,362,594	—	—	6,362,594
Futures Contracts†
Buys	117,797	—	—	117,797
Total	$1,600,603,761	$—	$—	$1,600,603,761

*	Represents one or more Level 3 securities at $0 value as of June 30, 2024.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$53,866,485	$—	$—	$53,866,485
Canada	7,310,314	—	—	7,310,314
Chile	2,223,197	—	—	2,223,197
China	248,409,988	—	—	248,409,988
Colombia	2,989,891	—	—	2,989,891
Greece	7,836,789	—	—	7,836,789
Hong Kong	13,729,180	—	—	13,729,180
Hungary	3,612,573	—	—	3,612,573
India	161,210,549	719,327	—	161,929,876
Indonesia	12,826,312	—	—	12,826,312
Italy	10,482,582	—	—	10,482,582
Japan	6,591,384	—	—	6,591,384
Kazakhstan	—	—	0*	0
Malaysia	4,756,565	—	—	4,756,565
Mexico	35,381,232	—	16,618	35,397,850
Mongolia	3,232,054	—	—	3,232,054
Netherlands	6,704,058	—	—	6,704,058
Peru	1,758,174	—	—	1,758,174
Philippines	6,220,958	—	—	6,220,958
Poland	4,736,302	—	—	4,736,302
Portugal	4,771,957	—	—	4,771,957
Russia	—	—	475,619	475,619
Saudi Arabia	4,940,668	—	—	4,940,668
South Africa	19,192,581	—	—	19,192,581
South Korea	88,283,652	—	—	88,283,652
Taiwan	162,262,436	—	—	162,262,436
Thailand	16,344,742	3,514,114	—	19,858,856
Turkey	8,194,390	—	—	8,194,390
United Arab Emirates	4,196,264	—	—	4,196,264
United Kingdom	5,742,971	—	—	5,742,971
United States	2,292,245	—	—	2,292,245
Vietnam	1,616,207	—	—	1,616,207
Total Common Stocks	911,716,700	4,233,441	492,237	916,442,378
Investment Companies	78,522,243	—	—	78,522,243
Preferred Stocks	6,594,637	—	—	6,594,637

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$11,962,817	$—	$—	$11,962,817
Futures Contracts†
Buys	1,388,467	—	—	1,388,467
Total	$1,010,184,864	$4,233,441	$492,237	$1,014,910,542

*	Represents one or more Level 3 securities at $0 value as of June 30, 2024.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Global Low Volatility
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$664,290,569	$—	$—	$664,290,569
Preferred Stocks	2,009,198	—	—	2,009,198
Warrant	—	—	0*	0
Short-Term Investment
Mutual Fund - Securities Lending Collateral	11,677,860	—	—	11,677,860

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$15,798	$—	$—	$15,798
Total	$677,993,425	$—	$—	$677,993,425
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(15,270)	$—	$—	$(15,270)
Total	$(15,270)	$—	$—	$(15,270)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2024.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$138,615,424	$—	$—	$138,615,424
Austria	16,774,895	—	—	16,774,895
Belgium	8,434,944	—	—	8,434,944
Brazil	47,723,031	—	—	47,723,031
Canada	63,089,118	—	—	63,089,118
Chile	640,807	—	—	640,807
China	60,383,850	—	—	60,383,850
Denmark	105,243,272	—	—	105,243,272
Egypt	440,975	—	—	440,975
Finland	40,367,283	—	—	40,367,283
France	274,669,086	—	—	274,669,086
Georgia	2,447,810	—	—	2,447,810

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Germany	$299,442,929	$—	$—	$299,442,929
Greece	5,986,467	—	—	5,986,467
Guatemala	211,561	—	—	211,561
Hong Kong	14,446,851	—	—	14,446,851
Hungary	4,948,546	—	—	4,948,546
India	7,239,135	—	—	7,239,135
Indonesia	1,571,548	—	—	1,571,548
Ireland	37,131,778	—	—	37,131,778
Israel	20,552,758	—	—	20,552,758
Italy	166,502,338	—	—	166,502,338
Japan	809,495,931	—	—	809,495,931
Luxembourg	4,881,683	—	—	4,881,683
Netherlands	194,673,514	—	—	194,673,514
New Zealand	800,632	—	—	800,632
Nigeria	100,566	—	—	100,566
Norway	34,313,280	—	—	34,313,280
Portugal	8,357,731	—	—	8,357,731
Russia	—	—	224,845	224,845
Singapore	17,087,626	—	—	17,087,626
South Africa	8,042,100	—	—	8,042,100
South Korea	44,293,748	—	—	44,293,748
Spain	88,826,491	—	—	88,826,491
Sweden	62,523,114	—	—	62,523,114
Switzerland	226,554,360	—	—	226,554,360
Taiwan	69,879,070	—	—	69,879,070
Thailand	499,011	—	—	499,011
Turkey	11,418,104	—	—	11,418,104
United Kingdom	336,474,924	—	—	336,474,924
United States	455,359,740	—	—	455,359,740
Total Common Stocks	3,690,446,031	—	224,845	3,690,670,876
Investment Companies	12,379,078	—	—	12,379,078
Preferred Stocks	24,349,654	—	—	24,349,654

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$89,474,213	$—	$—	$89,474,213
Total	$3,816,648,976	$—	$224,845	$3,816,873,821
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(622,847)	$—	$—	$(622,847)
Total	$(622,847)	$—	$—	$(622,847)

†	Futures contracts are valued at unrealized appreciation/depreciation.
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$2,121,186,834	$—	$2,121,186,834
Common Stock	—	—	26,796	26,796
Short-Term Investments
Mutual Fund - Securities Lending Collateral	19,494,543	—	—	19,494,543
U.S. Government and Agency Obligation	—	12,128,298	—	12,128,298
Total Short-Term Investments	19,494,543	12,128,298	—	31,622,841
Forward Foreign Currency Contracts†	—	305,980	—	305,980
Futures Contracts†
Buys	341,915	—	—	341,915

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$77,407	$—	$77,407
Total	$19,836,458	$2,133,698,519	$26,796	$2,153,561,773
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(2,288,965)	$—	$(2,288,965)
Forward Foreign Currency Contracts†	—	(53,412)	—	(53,412)
Futures Contracts†
Buys	(71,518)	—	—	(71,518)
Sales	(109,983)	—	—	(109,983)
Total Futures Contracts	(181,501)	—	—	(181,501)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(155,470)	—	(155,470)
Centrally Cleared Credit Default Swap†	—	(11,048)	—	(11,048)
Total Swaps	—	(166,518)	—	(166,518)
Total	$(181,501)	$(2,508,895)	$—	$(2,690,396)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.
Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$83,022,489	$—	$83,022,489
Bank Loans	—	237,524,246	1,163,144	238,687,390
Convertible Debt	—	13,665,765	—	13,665,765

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Debt	$—	$620,352,485	$—	$620,352,485
Mortgage Backed Securities - Private Issuers	—	102,061,314	—	102,061,314
Mortgage Backed Securities - U.S. Government Agency Obligations	—	164,765	—	164,765
Sovereign Debt Obligations	—	582,227,865	—	582,227,865
U.S. Government and Agency Obligations	—	10,187,452	—	10,187,452
Total Debt Obligations	—	1,649,206,381	1,163,144	1,650,369,525
Common Stocks
Basic Materials	—	—	199,161	199,161
Energy	68	—	—	68
Total Common Stocks	68	—	199,161	199,229
Preferred Stock	—	913,140	—	913,140
Short-Term Investments
Mutual Fund - Securities Lending Collateral	36,756,248	—	—	36,756,248
Sovereign Debt Obligations	—	11,524,165	—	11,524,165
U.S. Government and Agency Obligations	—	4,151,800	—	4,151,800
Total Short-Term Investments	36,756,248	15,675,965	—	52,432,213
Purchased Options
Purchased Currency Options	—	121,730	—	121,730
Purchased Futures Options	77,962	—	—	77,962
Purchased Swaptions	—	90,400	—	90,400
Total Purchased Options	77,962	212,130	—	290,092
Forward Foreign Currency Contracts†	—	8,429,948	—	8,429,948
Futures Contracts†
Buys	1,728,341	—	—	1,728,341

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Total Return Swap	$—	$2,959,646	$—	$2,959,646
OTC Interest Rate Swaps	—	209,215	—	209,215
Centrally Cleared Interest Rate Swaps†	—	638,351	—	638,351
OTC Credit Default Swap	—	2,436	—	2,436
Centrally Cleared Credit Default Swaps†	—	84,245	—	84,245
Total Swaps	—	3,893,893	—	3,893,893
Total	$38,562,619	$1,678,331,457	$1,362,305	$1,718,256,381
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(6,885,147)	$—	$(6,885,147)
Futures Contracts†
Buys	(282,334)	—	—	(282,334)
Written Options
Written Futures Options	(30,863)	—	—	(30,863)
Written Swaptions	—	(66,167)	—	(66,167)
Total Written Options	(30,863)	(66,167)	—	(97,030)
Swaps
OTC Interest Rate Swaps	—	(1,683,910)	—	(1,683,910)
Centrally Cleared Interest Rate Swaps†	—	(840,226)	—	(840,226)
OTC Credit Default Swap	—	(3,143)	—	(3,143)
Centrally Cleared Credit Default Swaps†	—	(62,463)	—	(62,463)
Total Swaps	—	(2,589,742)	—	(2,589,742)
Total	$(313,197)	$(9,541,056)	$—	$(9,854,253)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Short Duration Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$50,872,504	$—	$50,872,504
Short-Term Investment
Mutual Fund - Securities Lending Collateral	73,575	—	—	73,575
Futures Contracts†
Buys	18,991	—	—	18,991
Total	$92,566	$50,872,504	$—	$50,965,070
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contract†
Sales	$(11,387)	$—	$—	$(11,387)
Total	$(11,387)	$—	$—	$(11,387)

†	Futures contracts are valued at unrealized appreciation/depreciation.
2.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result,

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2024, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
RSC Acquisition, Inc.	$87,361	$86,189	$87,142	$953
Ryan LLC	120,000	120,000	120,900	900
	$207,361	$206,189	$208,042	$1,853
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.